      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018.

                                                            FILE NOS. 333-185807
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 6                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 6                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)


                      175 WATER STREET, NEW YORK, NY 10038
             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2018 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
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                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    II A-Class Platinum Series/Polaris II
                                                                                    A-Class Variable Annuity; Purchasing a
                                                                                    Polaris II A-Class Platinum Series/Polaris
                                                                                    II A-Class Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris II A-Class Platinum
                                                                                    Series/Polaris II A-Class Variable
                                                                                    Annuity; Purchasing a Polaris II
                                                                                    A-Class Platinum Series/Polaris II A-Class
                                                                                    Variable Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris II A-Class Platinum
                                                                                    Series/Polaris II A-Class Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- -------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris II A-Class Platinum
                                                     Series/Polaris II A-Class Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris II A-Class Platinum
                                                     Series/Polaris II A-Class Variable Annuity
                                                     (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [POLARIS II A-CLASS LOGO]
                                   PROSPECTUS


                                  MAY 1, 2018

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the Separate Account) and Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Lord Abbett Series(R) Fund, Inc. and SunAmerica Series Trust.

This contract is no longer available for purchase by new contract owners.




UNDERLYING FUNDS:                                          MANAGED BY:
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  Invesco V.I. American Franchise Fund                     Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                               Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                      Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                  Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                      Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                   AllianceBernstein L.P.
  SA Boston Company Capital Growth Portfolio               BNY Mellon AMNA(1)
  SA Columbia Technology Portfolio                         Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                        Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                         SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                       Principal Global Investors, LLC
  SA Federated Corporate Bond Portfolio                    Federated Investment Management Company
  SA Fidelity Institutional AM(SM) Real Estate Portfolio   FIAM LLC
  SA Goldman Sachs Global Bond Portfolio                   Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio                Invesco Advisers, Inc.
  SA JPMorgan Diversified Balanced Portfolio               J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                      J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                    J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                      J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                     J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio               Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                        Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio           Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                         Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                            Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio       Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio           Oppenheimer Funds, Inc.
  SA PineBridge High-Yield Bond Portfolio                  PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio      Putnam Investment Management, LLC
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio      Wellington Management Company LLP
  SA Wellington Growth Portfolio                           Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio                 Wells Capital Management Incorporated



1 On March 9, 2018, the investment manager changed its name from The Boston
  Company Asset Management, LLC to BNY Mellon Asset Management North America Corporation ("BNY MELLON AMNA").


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2018. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust ("AST") and SunAmerica Series Trust ("SAST") have been renamed as indicated below.




FORMER UNDERLYING FUNDS: (before October 9, 2017)   CURRENT UNDERLYING FUNDS:
  Capital Growth Portfolio                          SA Boston Company Capital Growth Portfolio
  Technology Portfolio                              SA Columbia Technology Portfolio
  Ultra Short Bond Portfolio                        SA DFA Ultra Short Bond Portfolio
  "Dogs" of Wall Street Portfolio                   SA Dogs of Wall Street Portfolio
  Asset Allocation Portfolio                        SA Edge Asset Allocation Portfolio
  Corporate Bond Portfolio                          SA Federated Corporate Bond Portfolio
  Real Estate Portfolio*                            SA Fidelity Institutional AM(SM) Real Estate Portfolio
  Global Bond Portfolio                             SA Goldman Sachs Global Bond Portfolio
  Growth Opportunities Portfolio                    SA Invesco Growth Opportunities Portfolio
  Balanced Portfolio**                              SA JPMorgan Diversified Balanced Portfolio
  Emerging Markets Portfolio                        SA JPMorgan Emerging Markets Portfolio
  Growth-Income Portfolio                           SA JPMorgan Equity-Income Portfolio
  Global Equities Portfolio                         SA JPMorgan Global Equities Portfolio
  Mid-Cap Growth                                    SA JPMorgan Mid-Cap Growth Portfolio
  Blue Chip Growth Portfolio                        SA MFS Blue Chip Growth Portfolio
  Telecom Utility Portfolio                         SA MFS Telecom Utility Portfolio
  International Diversified Equities Portfolio      SA Morgan Stanley International Equities Portfolio
  Equity Opportunities Portfolio                    SA Oppenheimer Main Street Large Cap Portfolio
  High-Yield Bond Portfolio                         SA PineBridge High-Yield Bond Portfolio
  International Growth and Income Portfolio         SA Putnam International Growth and Income Portfolio
  Capital Appreciation Portfolio                    SA Wellington Capital Appreciation Portfolio
  Government and Quality Bond Portfolio             SA Wellington Government and Quality Bond Portfolio
  Growth Portfolio                                  SA Wellington Growth Portfolio
  Aggressive Growth Portfolio                       SA WellsCap Aggressive Growth Portfolio
  Fundamental Growth Portfolio                      SA WellsCap Fundamental Growth Portfolio



* This fund was renamed to SA Pyramis(R) Real Estate on October 9, 2017 and has been renamed as of May 1, 2018 as SA Fidelity Institutional AMSM Real Estate Portfolio.

** This fund was renamed to SA JPMorgan Balanced Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA JPMorgan Diversified Balanced Portfolio.


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                               TABLE OF CONTENTS
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GLOSSARY........................................................   3
HIGHLIGHTS......................................................   4
FEE TABLE.......................................................   5
   Maximum Owner Transaction Expenses...........................   5
   Separate Account Charges.....................................   5
   Total Annual Portfolio Operating Expenses....................   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   6
THE POLARISII A-CLASS VARIABLE ANNUITY..........................   7
PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY.................   7
   Allocation of Purchase Payments..............................   8
   Accumulation Units...........................................   9
   Right to Examine.............................................   9
   Exchange Offers..............................................  10
   Important Information for Military Servicemembers............  10
INVESTMENT OPTIONS..............................................  10
   Variable Portfolios..........................................  10
   Trusts.......................................................  11
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  11
      American Funds Insurance Series(R)........................  11
      Lord Abbett Series Fund, Inc..............................  11
      Anchor Series Trust.......................................  11
      SunAmerica Series Trust...................................  11
   Substitution, Addition or Deletion of Variable Portfolios....  13
   Fixed Accounts...............................................  13
   Dollar Cost Averaging Fixed Accounts.........................  14
   Dollar Cost Averaging Program................................  14
   Automatic Asset Rebalancing Program..........................  15
   Return Plus Program..........................................  15
   Transfers During the Accumulation Phase......................  15
   Short-Term Trading Policies..................................  16
   Transfers During the Income Phase............................  18
   Voting Rights................................................  18
ACCESS TO YOUR MONEY............................................  18
   Systematic Withdrawal Program................................  19
DEATH BENEFIT...................................................  19
   Beneficiary Continuation Programs............................  20
   Death Benefit Defined Terms..................................  21
   Death Benefit Options........................................  21
   Optional EstatePlus Benefit..................................  23
   Spousal Continuation.........................................  24
EXPENSES........................................................  24
   Separate Account Charges.....................................  24
   Underlying Fund Expenses.....................................  26
   Transfer Fee.................................................  27
   Optional EstatePlus Fee......................................  27
   Premium Tax..................................................  27
   Income Taxes.................................................  27
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  27
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  27
ANNUITY INCOME OPTIONS..........................................  29
   The Income Phase.............................................  29
   Annuity Income Options.......................................  30
   Fixed or Variable Annuity Income Payments....................  31
   Annuity Income Payments......................................  31
   Deferment of Payments........................................  31
   The Income Protector Feature.................................  31
TAXES...........................................................  32
   Annuity Contracts in General.................................  32
   Tax Treatment of Purchase Payments...........................  33
   Tax Treatment of Distributions...............................  33
   Required Minimum Distributions...............................  35
   Tax Treatment of Death Benefits..............................  35
   Contracts Owned by a Trust or Corporation....................  36
   Withholding..................................................  36
   Gifts, Pledges and/or Assignments of a Contract..............  37
   Diversification and Investor Control.........................  37
   Our Taxes....................................................  37
OTHER INFORMATION...............................................  37
   The Distributor..............................................  37
   The Company..................................................  37
   The Separate Account.........................................  38
   The General Account..........................................  39
   Guarantee of Insurance Obligations...........................  39
   Financial Statements.........................................  39
   Administration...............................................  40
   Legal Proceedings............................................  40
   Registration Statements......................................  40
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  41
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. B-1
APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA").................... C-1
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE
  OPERATION OF THE INCOME PROTECTOR FEATURE..................... D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... E-1
APPENDIX F - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS
  ISSUED PRIOR TO FEBRUARY 6, 2017.............................. F-1



                                       2

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                                    GLOSSARY
--------------------------------------------------------------------------------
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first NYSE business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.



PURCHASE PAYMENTS LIMIT - $1,500,000.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Lord Abbett Series Fund, Inc., and SunAmerica Series Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

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                                   HIGHLIGHTS
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The PolarisII A-Class Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Gross Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS VARIABLE ANNUITY IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY AND EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
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--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM SALES CHARGE
(as a percentage of each Purchase Payment)(1)........ 5.75%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE........ None


SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fees............... 0.70%
  Distribution Expense Charge................... 0.15%
  Optional EstatePlus Fee(3).................... 0.25%
                                                 ----
  Total Separate Account Annual Expenses........ 1.10%
                                                 ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2018)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES     MINIMUM(4)   MAXIMUM(4)
---------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses
and 12b-1 fees, if applicable)..........    0.50%        1.24%



FOOTNOTES TO THE FEE TABLE:

 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                  PURCHASE PAYMENT INVESTED
---------------------------------------- --------------------------
  Less than $50,000.....................           5.75%
  $50,000 but less than $100,000........           4.75%
  $100,000 but less than $250,000.......           3.50%
  $250,000 but less than $500,000.......           2.50%
  $500,000 but less than $1,000,000.....           2.00%
  $1,000,000 or more....................           0.50%

 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.


 4 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2018. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.09% of its fee and the fee is 1.15% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.15%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2018.



                                       5

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--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The below expense examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. A maximum sales charge of 5.75% is used because of the $10,000 investment amount. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.24%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $790     $1,255      $1,746      $3,091


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $790     $1,255      $1,746      $3,091



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.50%)



(1)   If you surrender your contract at the end of the applicable time:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $705     $978        $1,272      $2,105


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $705     $978        $1,272      $2,105



EXPLANATION OF EXPENSE EXAMPLES



1. A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge.


2. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.09% fee waiver.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       6

 ------------------------------------------------------------------------------
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                     THE POLARISII A-CLASS VARIABLE ANNUITY
--------------------------------------------------------------------------------
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.

This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.


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                         PURCHASING A POLARISII A-CLASS

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.



MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.



JOINT OWNERSHIP


A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and



     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.



                                       7



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP


You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.



     o Your rights and those of any other person with rights under this contract will be subject to the assignment.



     o We are not responsible for the validity, tax or other legal consequences of any assignment.



     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.


In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.


MINIMUM INITIAL AND SUBSEQUENT GROSS PURCHASE PAYMENTS




                                                              MINIMUM
                         MINIMUM            MINIMUM          AUTOMATIC
                         INITIAL          SUBSEQUENT         SUBSEQUENT
                     GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                         PAYMENT            PAYMENT           PAYMENT
    Qualified(1)    $2,000             $250               $100
        Non-
    Qualified(1)    $5,000             $500               $100



(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Gross Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.



     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF GROSS PURCHASE PAYMENTS

Gross Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Annuity Service Center.


Regular Mail:

Gross Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:



AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330




Express Delivery:


Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:



AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750




Electronic Transmission:


We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. If a broker-dealer is deemed to be our agent, Gross Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Gross Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Gross Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Gross Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Gross Purchase Payments, if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Gross Purchase Payment as of the date such Gross Purchase Payment is priced.



     o An initial Gross Purchase Payment is received by us in Good Order BEFORE Market Close, the Gross Purchase Payment will be priced within two NYSE business days after it is received.

If the Gross Purchase Payment is received in Good Order AFTER Market Close, the Gross Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Gross Purchase Payment as of the date such Gross Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Gross Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Gross Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.



ACCUMULATION UNITS


We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:


     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.



     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.



     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


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                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
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You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:


     o     Variable Portfolios


     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:




    ASSET ALLOCATION     BOND     STOCK


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.



PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:



     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").



     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").



AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:



     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.




THE FOLLOWING AVAILABLE VARIABLE PORTFOLIOS ARE GROUPED BY ASSET CLASS AND
                             LISTED ALPHABETICALLY.


ASSET ALLOCATION




UNDERLYING FUNDS                      MANAGED BY:                                  TRUST
-----------------------------------   ------------------------------------------   ------
 American Funds Asset Allocation      Capital Research and Management Company      AFIS
 SA Edge Asset Allocation             Principal Global Investors, LLC              AST
 SA JPMorgan Diversified Balanced     J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return(1)               Massachusetts Financial Services Company     SAST



1 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND




UNDERLYING FUNDS                               MANAGED BY:                                                            TRUST
--------------------------------------------   --------------------------------------------------------------------   ------
 SA DFA Ultra Short Bond                       Dimensional Fund Advisors LP                                           SAST
 SA Federated Corporate Bond                   Federated Investment Management Company                                SAST
 SA Goldman Sachs Global Bond                  Goldman Sachs Asset Management International                           SAST
 SA JPMorgan MFS Core Bond                     J.P. Morgan Investment Management Inc. and Massachusetts Financial     SAST
                                               Services Company
 SA PineBridge High-Yield Bond                 PineBridge Investments LLC                                             SAST
 SA Wellington Government and Quality Bond     Wellington Management Company LLP                                      AST



STOCK




UNDERLYING FUNDS                                  MANAGED BY:                                               TRUST
-----------------------------------------------   -------------------------------------------------------   ------
 American Funds Global Growth                     Capital Research and Management Company                   AFIS
 American Funds Growth                            Capital Research and Management Company                   AFIS
 American Funds Growth-Income                     Capital Research and Management Company                   AFIS
 Invesco V.I. American Franchise Fund(2)          Invesco Advisers, Inc.                                    AVIF
 Invesco V.I. Comstock Fund(2)                    Invesco Advisers, Inc.                                    AVIF
 Invesco V.I. Growth and Income Fund              Invesco Advisers, Inc.                                    AVIF
 Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                                    LASF
 Lord Abbett Mid Cap Stock                        Lord, Abbett & Co. LLC                                    LASF
 SA AB Growth                                     AllianceBernstein L.P.                                    SAST
 SA Boston Company Capital Growth                 BNY Mellon Asset Management North America Corporation     SAST
 SA Columbia Technology                           Columbia Management Investment Advisers, LLC              SAST
 SA Dogs of Wall Street(2)                        SunAmerica Asset Management, LLC                          SAST
 SA Fidelity Institutional AM(SM) Real Estate     FIAM LLC                                                  SAST
 SA Invesco Growth Opportunities                  Invesco Advisers, Inc.                                    SAST
 SA JPMorgan Emerging Markets                     J.P. Morgan Investment Management Inc.                    SAST
 SA JPMorgan Equity-Income                        J.P. Morgan Investment Management Inc.                    SAST
 SA JPMorgan Global Equities                      J.P. Morgan Investment Management Inc.                    SAST
 SA JPMorgan Mid-Cap Growth                       J.P. Morgan Investment Management Inc.                    SAST
 SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC              SAST
 SA MFS Blue Chip Growth                          Massachusetts Financial Services Company                  SAST
 SA MFS Massachusetts Investors Trust(2)          Massachusetts Financial Services Company                  SAST
 SA MFS Telecom Utility                           Massachusetts Financial Services Company                  SAST
 SA Morgan Stanley International Equities         Morgan Stanley Investment Management Inc.                 SAST
 SA Oppenheimer Main Street Large Cap             Oppenheimer Funds, Inc.                                   SAST
 SA Putnam International Growth and Income        Putnam Investment Management, LLC                         SAST
 SA Wellington Capital Appreciation               Wellington Management Company LLP                         AST
 SA Wellington Growth                             Wellington Management Company LLP                         AST
 SA WellsCap Aggressive Growth                    Wells Capital Management Incorporated                     SAST
 SA WellsCap Fundamental Growth                   Wells Capital Management Incorporated                     SAST



2 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



Transfers/Withdrawals from Fixed Accounts


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.

Fixed Account Restrictions


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:




  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200



     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.



     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.



     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM


Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program


Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



DCA Program Guidelines



     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:



     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.



     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.



     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.



     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.



     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.



TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543



Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.



SHORT-TERM TRADING POLICIES


This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy



     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.



     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 17, 2018 and within the previous twelve months (from August 18, 2017 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2018 must be submitted by U.S. Mail (from August 18, 2018 through August 17, 2019).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:



     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.


WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.



     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.



     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.



TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE




                             MINIMUM        MINIMUM
                           WITHDRAWAL       CONTRACT
                             AMOUNT         VALUE(1)
 Partial Withdrawal       $1,000         $500(2)
 Systematic Withdrawal    $  100         $500(2)



(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $500 after a withdrawal.

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract



                                       18




value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.



Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570



Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.



SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.


Please contact our Annuity Service Center which can provide the necessary enrollment forms.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


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                                 DEATH BENEFIT
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or



     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.




                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant



BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.



     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.



     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.



     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the



                                       19




timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.



     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or



     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     (3) A written statement by a medical doctor who attended the deceased at the time of death.



When Death Benefits are Calculated




     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or



     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or



     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of annuity income payments over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:



     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.



     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.



     o The Beneficiary may withdraw all or a portion of the contract value at any time.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.



We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:



     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.



Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy



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Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program



     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.



     o Optional features, including Death Benefits, that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.



     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.



     o The contract may not be assigned and ownership may not be changed or jointly owned.



     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Investment Options

The Beneficiary may transfer funds among the available investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.


DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must have been made at the time you purchased your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary; or


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     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

The Purchase Payment Accumulation option may not be available to Washington contract owners. Please check with your financial representative for availability.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced by any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments, since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BEFORE OCTOBER 24, 2001:


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OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2.   total Gross Purchase Payments less withdrawals; or

     3. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2.   total Gross Purchase Payments less withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and


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may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:



     o Generally, the contract, its benefits and elected features, if any, remain the same.



     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.



     o If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.



     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.



We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.



We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Sales Charge

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Transfer Fee

     o     Optional EstatePlus Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.



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If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UPFRONT SALES CHARGE

We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

          (a)        the Gross Purchase Payment amount;

          (b)        the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
INVESTMENT AMOUNT                      PAYMENT INVESTED
 Less than $50,000                                5.75%
 $ 50,000 but less than $100,000                  4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form, if applicable. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the


                                       25



13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. PLEASE SEE RIGHTS OF ACCUMULATION BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.


RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend, or terminate this program at any time.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.



                                       26



12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


TRANSFER FEE



After 15 Transfers..... $25


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These


                                       27



revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2017 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors,


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subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.

CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?

If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below upon your request. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period. If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future.

In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for Extension Periods you must notify us that you want to extend your Accumulation Phase.

If you do not notify us that you wish to enter an Extension Period, your contract will be annuitized on the Latest Annuity Date using the default option specified below. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.

EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.

We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not


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have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:

     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and

     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.

If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.

We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which



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includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive annuity income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

    (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.


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ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving annuity income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

    (a) is equal to your income benefit base as of your income benefit date, and;

    (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the annuity income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected annuity income option. The annuity income options available when using the Income Protector feature to receive your retirement annuity income are:

     o     Life Annuity with 10 Years Guaranteed, or

     o     Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving annuity income payments, we will calculate your annuity income payments using both your income benefit base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive annuity income payments using the Income Protector feature your annuity income payments will be fixed in amount. You are not required to use the Income Protector feature to receive annuity income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original Owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. PLEASE SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.



ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts.



     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.



     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.



     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.



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Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:



     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)



     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)



     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.



Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The



                                       33




portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);


     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o payments to certain individuals called up for active duty after September 11, 2001;



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:



     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and



     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or



    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an



                                       34




individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or



     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.


Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.



TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of


                                       35




the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")


A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form


                                       36




incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


NON-QUALIFIED CONTRACTS


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.



QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:



     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.



DIVERSIFICATION AND INVESTOR CONTROL


DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


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                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized


                                       37



under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.


The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through


                                       38



tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT


Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.



GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract Owners, individual certificate holders and group unallocated contract Owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for


                                       39



these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


                                       40

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       41

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                                   FISCAL          FISCAL        FISCAL
                                                                    YEAR            YEAR          YEAR
                                                                   ENDED           ENDED         ENDED
VARIABLE PORTFOLIOS                                               4/30/08         4/30/09       4/30/10
============================================================ ================= ============= =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$17.305           $16.787       $12.412
                                                             (b)$17.120           $16.566       $12.218
 Ending AUV................................................. (a)$16.787           $12.412       $15.640
                                                             (b)$16.566        $   12.218    $   15.357
 Ending Number of AUs....................................... (a)13,444,733     10,871,466     9,416,532
                                                             (b)842,584           726,040       656,678

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$23.856        $   24.374    $   16.058
                                                             (b)$23.599        $   24.051    $   15.806
 Ending AUV................................................. (a)$24.374        $   16.058    $   22.164
                                                             (b)$24.051        $   15.806    $   21.761
 Ending Number of AUs....................................... (a)8,091,279       6,610,242     5,854,528
                                                             (b)496,421           406,575       374,683

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$21.888        $   21.938    $   13.684
                                                             (b)$21.647        $   21.642    $   13.467
 Ending AUV................................................. (a)$21.938        $   13.684    $   18.985
                                                             (b)$21.642        $   13.467    $   18.636
 Ending Number of AUs....................................... (a)9,070,825       7,536,570     6,571,582
                                                             (b)701,436           610,723       525,912

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. (a)$19.636        $   18.613    $   12.268
                                                             (b)$19.403        $   18.346    $   12.062
 Ending AUV................................................. (a)$18.613        $   12.268    $   16.452
                                                             (b)$18.346        $   12.062    $   16.135
 Ending Number of AUs....................................... (a)17,911,801     14,937,430    13,220,804
                                                             (b)1,251,044       1,030,462       875,636

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$10.477        $   11.075    $    7.116
                                                             (b)$10.371        $   10.936    $    7.009
 Ending AUV................................................. (a)$11.075        $    7.116    $   10.360
                                                             (b)$10.936        $    7.009    $   10.179
 Ending Number of AUs....................................... (a)630,256           522,361       513,670
                                                             (b)68,855             63,843        56,874

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$15.336        $   13.302    $    8.709
                                                             (b)$15.131        $   13.092    $    8.550
 Ending AUV................................................. (a)$13.302        $    8.709    $   12.243
                                                             (b)$13.092        $    8.550    $   11.989
 Ending Number of AUs....................................... (a)13,371,169     10,586,387     8,894,638
                                                             (b)922,881           774,326       662,081

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$16.822        $   15.388    $   10.260
                                                             (b)$16.567        $   15.116    $   10.054
 Ending AUV................................................. (a)$15.388        $   10.260    $   14.426
                                                             (b)$15.116        $   10.054    $   14.101
 Ending Number of AUs....................................... (a)9,986,188       8,089,285     7,037,061
                                                             (b)750,725           653,266       556,547

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. (a)$14.681        $   13.707    $    8.609
                                                             (b)$14.499        $   13.504    $    8.460
 Ending AUV................................................. (a)$13.707        $    8.609    $   11.967
                                                             (b)$13.504        $    8.460    $   11.731
 Ending Number of AUs....................................... (a)10,435,962      8,363,368     7,238,528
                                                             (b)773,513           668,173       542,230

-------------------------------------------------------------



                                                                              FISCAL       FISCAL       FISCAL       FISCAL
                                                                8 MONTHS       YEAR         YEAR         YEAR         YEAR
                                                                 ENDED         ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                             12/31/10     12/31/11     12/31/12     12/31/13     12/31/14
============================================================ ============= ============ ============ ============ ============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................    $15.640      $16.764      $16.837      $19.397      $23.791
                                                                $15.357      $16.433      $16.464      $18.920      $23.147
 Ending AUV.................................................    $16.764      $16.837      $19.397      $23.791      $24.862
                                                             $   16.433    $  16.464    $  18.920    $  23.147    $  24.130
 Ending Number of AUs.......................................  8,446,911    7,099,865    5,983,965    5,062,984    4,223,663
                                                                588,272      509,157      421,821      385,501      339,533

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. $   22.164    $  24.316    $  21.968    $  26.696    $  34.195
                                                             $   21.761    $  23.834    $  21.479    $  26.036    $  33.267
 Ending AUV................................................. $   24.316    $  21.968    $  26.696    $  34.195    $  34.690
                                                             $   23.834    $  21.479    $  26.036    $  33.267    $  33.664
 Ending Number of AUs.......................................  5,256,520    4,338,191    3,502,134    2,922,702    2,486,831
                                                                339,692      284,301      240,796      227,823      201,166

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. $   18.985    $  20.908    $  19.845    $  23.196    $  29.925
                                                             $   18.636    $  20.489    $  19.398    $  22.618    $  29.106
 Ending AUV................................................. $   20.908    $  19.845    $  23.196    $  29.925    $  32.197
                                                             $   20.489    $  19.398    $  22.618    $  29.106    $  31.238
 Ending Number of AUs.......................................  5,784,278    4,742,564    3,829,921    3,167,380    2,660,386
                                                                493,865      422,244      366,715      330,423      283,504

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. $   16.452    $  17.328    $  16.867    $  19.648    $  26.009
                                                             $   16.135    $  16.966    $  16.473    $  19.141    $  25.276
 Ending AUV................................................. $   17.328    $  16.867    $  19.648    $  26.009    $  28.532
                                                             $   16.966    $  16.473    $  19.141    $  25.276    $  27.658
 Ending Number of AUs....................................... 11,916,324    9,871,686    8,266,905    6,698,881    5,538,327
                                                                780,318      678,844      577,747      496,310      419,454

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. $   10.360    $  11.394    $  10.576    $  11.891    $  16.484
                                                             $   10.179    $  11.176    $  10.347    $  11.605    $  16.048
 Ending AUV................................................. $   11.394    $  10.576    $  11.891    $  16.484    $  17.679
                                                             $   11.176    $  10.347    $  11.605    $  16.048    $  17.169
 Ending Number of AUs.......................................    433,643      358,575      279,997      211,258      185,261
                                                                 53,057       36,598       34,491       23,057       22,195

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. $   12.243    $  13.167    $  12.780    $  15.070    $  20.271
                                                             $   11.989    $  12.872    $  12.463    $  14.659    $  19.669
 Ending AUV................................................. $   13.167    $  12.780    $  15.070    $  20.271    $  21.928
                                                             $   12.872    $  12.463    $  14.659    $  19.669    $  21.224
 Ending Number of AUs.......................................  7,835,129    6,433,507    5,193,993    4,268,706    3,557,920
                                                                598,949      484,043      423,070      384,447      342,028

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. $   14.426    $  14.956    $  14.494    $  16.433    $  21.797
                                                             $   14.101    $  14.594    $  14.108    $  15.955    $  21.110
 Ending AUV................................................. $   14.956    $  14.494    $  16.433    $  21.797    $  23.766
                                                             $   14.594    $  14.108    $  15.955    $  21.110    $  22.960
 Ending Number of AUs.......................................  6,281,264    5,098,341    4,117,756    3,431,098    2,903,274
                                                                488,565      408,304      364,300      314,142      267,495

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. $   11.967    $  12.591    $  11.726    $  13.032    $  17.561
                                                             $   11.731    $  12.322    $  11.446    $  12.689    $  17.057
 Ending AUV................................................. $   12.591    $  11.726    $  13.032    $  17.561    $  18.745
                                                             $   12.322    $  11.446    $  12.689    $  17.057    $  18.162
 Ending Number of AUs.......................................  6,333,282    5,102,037    4,150,181    3,397,201    2,789,509
                                                                464,156      388,172      336,156      287,630      267,602

-------------------------------------------------------------



                                                                FISCAL       FISCAL         FISCAL
                                                                 YEAR         YEAR           YEAR
                                                                 ENDED        ENDED         ENDED
VARIABLE PORTFOLIOS                                            12/31/15     12/31/16       12/31/17
============================================================ ============ ============ ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV..............................................   $24.862      $24.997      (a)$27.118
                                                               $24.130      $24.199      (b)$26.188
 Ending AUV.................................................   $24.997      $27.118      (a)$31.254
                                                             $  24.199    $  26.188      (b)$30.106
 Ending Number of AUs....................................... 3,671,383    3,200,989    (a)2,902,168
                                                               319,755      287,468      (b)277,352

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. $  34.690    $  36.783      (a)$36.699
                                                             $  33.664    $  35.606      (b)$35.436
 Ending AUV................................................. $  36.783    $  36.699      (a)$47.841
                                                             $  35.606    $  35.436      (b)$46.080
 Ending Number of AUs....................................... 2,152,152    1,924,225    (a)1,712,346
                                                               183,710      168,602      (b)161,798

-------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. $  32.197    $  34.113      (a)$37.035
                                                             $  31.238    $  33.015      (b)$35.753
 Ending AUV................................................. $  34.113    $  37.035      (a)$47.112
                                                             $  33.015    $  35.753      (b)$45.368
 Ending Number of AUs....................................... 2,275,384    2,013,274    (a)1,769,078
                                                               258,841      239,585      (b)225,071

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.............................................. $  28.532    $  28.702      (a)$31.738
                                                             $  27.658    $  27.753      (b)$30.613
 Ending AUV................................................. $  28.702    $  31.738      (a)$38.514
                                                             $  27.753    $  30.613      (b)$37.056
 Ending Number of AUs....................................... 4,704,124    4,093,769    (a)3,584,878
                                                               393,210      353,930      (b)327,197

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. $  17.679    $  18.362      (a)$18.574
                                                             $  17.169    $  17.787      (b)$17.948
 Ending AUV................................................. $  18.362    $  18.574      (a)$23.395
                                                             $  17.787    $  17.948      (b)$22.550
 Ending Number of AUs.......................................   153,578      139,310      (a)125,346
                                                                20,362       19,488       (b)19,872

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. $  21.928    $  20.396      (a)$23.659
                                                             $  21.224    $  19.691      (b)$22.785
 Ending AUV................................................. $  20.396    $  23.659      (a)$27.583
                                                             $  19.691    $  22.785      (b)$26.498
 Ending Number of AUs....................................... 3,087,408    2,642,163    (a)2,278,659
                                                               323,762      288,310      (b)267,556

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 10/15/01)
 Beginning AUV.............................................. $  23.766    $  22.784      (a)$26.981
                                                             $  22.960    $  21.957      (b)$25.937
 Ending AUV................................................. $  22.784    $  26.981      (a)$30.509
                                                             $  21.957    $  25.937      (b)$29.255
 Ending Number of AUs....................................... 2,490,700    2,139,302    (a)1,868,862
                                                               250,366      222,187      (b)203,214

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. $  18.745    $  18.054      (a)$20.965
                                                             $  18.162    $  17.449      (b)$20.212
 Ending AUV................................................. $  18.054    $  20.965      (a)$23.570
                                                             $  17.449    $  20.212      (b)$22.667
 Ending Number of AUs....................................... 2,379,035    2,050,106    (a)1,790,675
                                                               250,648      216,583      (b)195,107

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-1



                                                                       FISCAL          FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR
                                                                        ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                    4/30/08        4/30/09       4/30/10
================================================================= ================ ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... (a)$16.994       $14.292       $ 9.091
                                                                  (b)$16.784       $14.080       $ 8.933
 Ending AUV...................................................... (a)$14.292       $ 9.091       $13.089
                                                                  (b)$14.080       $ 8.933       $12.830
 Ending Number of AUs............................................ (a)7,537,926     5,899,055     4,991,781
                                                                  (b)542,471         434,728       379,940

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$8.527        $ 8.511       $ 5.846
                                                                  (b)$8.395        $ 8.359       $ 5.727
 Ending AUV...................................................... (a)$8.511        $ 5.846       $ 7.870
                                                                  (b)$8.359        $ 5.727       $ 7.690
 Ending Number of AUs............................................ (a)854,308         652,110       566,485
                                                                  (b)68,051           52,827        41,321

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 8/1/00)
 Beginning AUV................................................... (a)$8.798        $ 8.964       $ 5.567
                                                                  (b)$8.664        $ 8.806       $ 5.454
 Ending AUV...................................................... (a)$8.964        $ 5.567       $ 7.431
                                                                  (b)$8.806        $ 5.454       $ 7.263
 Ending Number of AUs............................................ (a)205,959         201,408       202,762
                                                                  (b)11,087           10,495        15,229

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV................................................... (a)$2.448        $ 2.419       $ 1.570
                                                                  (b)$2.410        $ 2.375       $ 1.538
 Ending AUV...................................................... (a)$2.419        $ 1.570       $ 2.212
                                                                  (b)$2.375        $ 1.538       $ 2.162
 Ending Number of AUs............................................ (a)162,164         149,338       183,965
                                                                  (b)15,492           11,983        21,359

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT TERM BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$11.679       $11.983       $11.954
                                                                  (b)$11.527       $11.797       $11.740
 Ending AUV...................................................... (a)$11.983       $11.954       $11.845
                                                                  (b)$11.797       $11.740       $11.603
 Ending Number of AUs............................................ (a)1,842,296     2,984,921     1,192,912
                                                                  (b)42,730          118,712        53,420

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 1/3/00)
 Beginning AUV................................................... (a)$15.911       $14.886       $10.204
                                                                  (b)$15.698       $14.651       $10.018
 Ending AUV...................................................... (a)$14.886       $10.204       $14.037
                                                                  (b)$14.651       $10.018       $13.745
 Ending Number of AUs............................................ (a)49,387           48,761        62,623
                                                                  (b)7,345             8,358         4,792

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... (a)$14.435       $14.447       $11.306
                                                                  (b)$14.221       $14.197       $11.083
 Ending AUV...................................................... (a)$14.447       $11.306       $14.494
                                                                  (b)$14.197       $11.083       $14.172
 Ending Number of AUs............................................ (a)481,226         472,482       417,402
                                                                  (b)23,967           10,616        29,181

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... (a)$15.115       $15.651       $15.160
                                                                  (b)$14.877       $15.366       $14.847
 Ending AUV...................................................... (a)$15.651       $15.160       $19.281
                                                                  (b)$15.366       $14.847       $18.835
 Ending Number of AUs............................................ (a)5,319,463     4,476,930     3,803,604
                                                                  (b)324,625         301,435       257,190

------------------------------------------------------------------



                                                                                    FISCAL        FISCAL        FISCAL
                                                                     8 MONTHS        YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/10      12/31/11      12/31/12      12/31/13
================================================================= ============= ============= ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... $13.089       $14.566       $13.863       $15.745
                                                                  $12.830       $14.254       $13.532       $15.331
 Ending AUV...................................................... $14.566       $13.863       $15.745       $20.346
                                                                  $14.254       $13.532       $15.331       $19.762
 Ending Number of AUs............................................ 4,354,723     3,448,310     2,715,260     2,271,718
                                                                    343,879       292,377       252,838       218,203

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $ 7.870       $ 8.368       $ 8.107       $ 9.372
                                                                  $ 7.690       $ 8.164       $ 7.889       $ 9.098
 Ending AUV...................................................... $ 8.368       $ 8.107       $ 9.372       $12.773
                                                                  $ 8.164       $ 7.889       $ 9.098       $12.368
 Ending Number of AUs............................................   479,042       371,570       326,427       254,428
                                                                     35,902        24,342        21,987        19,827

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 8/1/00)
 Beginning AUV................................................... $ 7.431       $ 7.879       $ 7.710       $ 8.709
                                                                  $ 7.263       $ 7.688       $ 7.504       $ 8.455
 Ending AUV...................................................... $ 7.879       $ 7.710       $ 8.709       $11.162
                                                                  $ 7.688       $ 7.504       $ 8.455       $10.810
 Ending Number of AUs............................................   181,418       134,214        86,956        73,745
                                                                     15,964        13,787         9,687         6,999

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV................................................... $ 2.212       $ 2.450       $ 2.298       $ 2.456
                                                                  $ 2.162       $ 2.390       $ 2.236       $ 2.384
 Ending AUV...................................................... $ 2.450       $ 2.298       $ 2.456       $ 3.066
                                                                  $ 2.390       $ 2.236       $ 2.384       $ 2.969
 Ending Number of AUs............................................   152,843       117,091       105,568        93,613
                                                                     21,974        22,146        21,586        21,423

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT TERM BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... $11.845       $11.759       $11.627       $11.501
                                                                  $11.603       $11.499       $11.342       $11.191
 Ending AUV...................................................... $11.759       $11.627       $11.501       $11.374
                                                                  $11.499       $11.342       $11.191       $11.040
 Ending Number of AUs............................................   984,528     1,184,921       901,469       872,464
                                                                     66,734        62,533        47,474        76,895

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 1/3/00)
 Beginning AUV................................................... $14.037       $15.119       $16.892       $19.064
                                                                  $13.745       $14.780       $16.473       $18.545
 Ending AUV...................................................... $15.119       $16.892       $19.064       $25.825
                                                                  $14.780       $16.473       $18.545       $25.059
 Ending Number of AUs............................................    55,259        81,882        92,155        82,669
                                                                      4,760         6,655         5,654         6,227

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... $14.494       $15.507       $15.518       $17.225
                                                                  $14.172       $15.137       $15.110       $16.730
 Ending AUV...................................................... $15.507       $15.518       $17.225       $20.134
                                                                  $15.137       $15.110       $16.730       $19.507
 Ending Number of AUs............................................   435,388       400,609       368,413       291,292
                                                                     36,216        29,487        26,419        24,961

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... $19.281       $20.177       $21.289       $23.519
                                                                  $18.835       $19.678       $20.711       $22.822
 Ending AUV...................................................... $20.177       $21.289       $23.519       $23.646
                                                                  $19.678       $20.711       $22.822       $22.889
 Ending Number of AUs............................................ 3,392,778     2,799,036     2,336,143     1,978,479
                                                                    222,389       194,787       185,452       169,114

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL         FISCAL
                                                                       YEAR          YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16       12/31/17
================================================================= ============= ============= ============= ================
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV................................................... $20.346       $22.499       $21.463       (a)$24.771
                                                                  $19.762       $21.799       $20.743       (b)$23.880
 Ending AUV...................................................... $22.499       $21.463       $24.771       (a)$26.241
                                                                  $21.799       $20.743       $23.880       (b)$25.234
 Ending Number of AUs............................................ 1,872,150     1,658,678     1,479,697     (a)1,322,009
                                                                    176,480       164,842       156,092       (b)145,851

------------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $12.773       $14.459       $15.951       (a)$16.261
                                                                  $12.368       $13.966       $15.368       (b)$15.628
 Ending AUV...................................................... $14.459       $15.951       $16.261       (a)$21.284
                                                                  $13.966       $15.368       $15.628       (b)$20.404
 Ending Number of AUs............................................   208,958       199,320       176,284       (a)161,116
                                                                     15,849        13,874         9,628         (b)9,423

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 1 Shares
(Inception Date - 8/1/00)
 Beginning AUV................................................... $11.162       $12.018       $12.581       (a)$12.768
                                                                  $10.810       $11.611       $12.124       (b)$12.273
 Ending AUV...................................................... $12.018       $12.581       $12.768       (a)$15.672
                                                                  $11.611       $12.124       $12.273       (b)$15.027
 Ending Number of AUs............................................    66,380        58,777        51,917        (a)47,419
                                                                      7,090         6,992         7,119         (b)5,146

------------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV................................................... $ 3.066       $ 3.795       $ 4.143        (a)$4.799
                                                                  $ 2.969       $ 3.666       $ 3.991        (b)$4.612
 Ending AUV...................................................... $ 3.795       $ 4.143       $ 4.799        (a)$6.433
                                                                  $ 3.666       $ 3.991       $ 4.612        (b)$6.167
 Ending Number of AUs............................................    72,815        63,838        76,116       (a)104,973
                                                                     20,780        19,424         8,870        (b)19,680

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT TERM BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... $11.374       $11.246       $11.127       (a)$11.023
                                                                  $11.040       $10.889       $10.747       (b)$10.620
 Ending AUV...................................................... $11.246       $11.127       $11.023       (a)$11.008
                                                                  $10.889       $10.747       $10.620       (b)$10.578
 Ending Number of AUs............................................   674,774       490,024       450,757       (a)440,268
                                                                     83,101        74,779        96,064       (b)101,060

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 1 Shares
(Inception Date - 1/3/00)
 Beginning AUV................................................... $25.825       $28.361       $28.702       (a)$33.562
                                                                  $25.059       $27.450       $27.711       (b)$32.323
 Ending AUV...................................................... $28.361       $28.702       $33.562       (a)$39.541
                                                                  $27.450       $27.711       $32.323       (b)$37.987
 Ending Number of AUs............................................    74,305        72,358        77,452        (a)71,198
                                                                      5,975         5,886         6,317         (b)3,699

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV................................................... $20.134       $21.453       $20.905       (a)$22.962
                                                                  $19.507       $20.733       $20.153       (b)$22.081
 Ending AUV...................................................... $21.453       $20.905       $22.962       (a)$25.900
                                                                  $20.733       $20.153       $22.081       (b)$24.844
 Ending Number of AUs............................................   260,469       214,622       193,604       (a)185,541
                                                                     17,356        16,815        16,433        (b)16,153

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV................................................... $23.646       $24.807       $24.297       (a)$26.199
                                                                  $22.889       $23.953       $23.401       (b)$25.171
 Ending AUV...................................................... $24.807       $24.297       $26.199       (a)$27.703
                                                                  $23.953       $23.401       $25.171       (b)$26.549
 Ending Number of AUs............................................ 1,694,885     1,472,392     1,306,866     (a)1,267,065
                                                                    164,064       156,882       139,321       (b)120,678

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-2



                                                                       FISCAL        FISCAL     FISCAL
                                                                        YEAR          YEAR       YEAR
                                                                        ENDED         ENDED      ENDED
VARIABLE PORTFOLIOS                                                    4/30/08       4/30/09    4/30/10
================================================================= ================ ========== ==========
SA FIDELITY INSTITUTIONAL AM REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1 Shares
(Inception Date - 2/7/00)
 Beginning AUV................................................... (a)$40.111       $33.460    $16.906
                                                                  (b)$39.508       $32.874    $16.569
 Ending AUV...................................................... (a)$33.460       $16.906    $26.381
                                                                  (b)$32.874       $16.569    $25.790
 Ending Number of AUs............................................ (a)216,984       179,780    138,210
                                                                  (b)19,416         10,418      9,267

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$13.601       $15.509    $14.851
                                                                  (b)$13.393       $15.234    $14.551
 Ending AUV...................................................... (a)$15.509       $14.851    $16.518
                                                                  (b)$15.234       $14.551    $16.144
 Ending Number of AUs............................................ (a)987,994       810,972    703,939
                                                                  (b)72,301         77,287     86,785

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV................................................... (a)$5.969        $ 6.128    $ 4.210
                                                                  (b)$6.226        $ 6.377    $ 4.369
 Ending AUV...................................................... (a)$6.128        $ 4.210    $ 5.707
                                                                  (b)$6.377        $ 4.369    $ 5.908
 Ending Number of AUs............................................ (a)169,705       178,273    260,390
                                                                  (b)5,921           9,784     21,785

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$10.180       $ 9.784    $ 7.537
                                                                  (b)$10.025       $ 9.612    $ 7.385
 Ending AUV...................................................... (a)$9.784        $ 7.537    $ 9.691
                                                                  (b)$9.612        $ 7.385    $ 9.471
 Ending Number of AUs............................................ (a)435,401       413,958    363,058
                                                                  (b)17,549         10,146      5,649

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV................................................... (a)$26.060       $31.527    $16.855
                                                                  (b)$25.703       $31.018    $16.542
 Ending AUV...................................................... (a)$31.527       $16.855    $25.785
                                                                  (b)$31.018       $16.542    $25.242
 Ending Number of AUs............................................ (a)225,490       149,412    165,853
                                                                  (b)22,109         17,949     21,735

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$10.916       $10.387    $ 6.508
                                                                  (b)$10.749       $10.202    $ 6.376
 Ending AUV...................................................... (a)$10.387       $ 6.508    $ 8.551
                                                                  (b)$10.202       $ 6.376    $ 8.356
 Ending Number of AUs............................................ (a)1,071,583     890,341    719,988
                                                                  (b)68,435         52,933     37,313

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 11/8/99)
 Beginning AUV................................................... (a)$11.588       $11.209    $ 6.560
                                                                  (b)$11.411       $11.011    $ 6.428
 Ending AUV...................................................... (a)$11.209       $ 6.560    $ 9.042
                                                                  (b)$11.011       $ 6.428    $ 8.838
 Ending Number of AUs............................................ (a)343,415       265,221    238,081
                                                                  (b)17,316         12,226     26,395

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV................................................... (a)$15.277       $15.599    $16.622
                                                                  (b)$15.050       $15.330    $16.294
 Ending AUV...................................................... (a)$15.599       $16.622    $18.317
                                                                  (b)$15.330       $16.294    $17.911
 Ending Number of AUs............................................ (a)353,212       795,037    960,283
                                                                  (b)17,386         34,458     57,174

------------------------------------------------------------------



                                                                                    FISCAL        FISCAL      FISCAL     FISCAL
                                                                     8 MONTHS        YEAR          YEAR        YEAR       YEAR
                                                                      ENDED         ENDED         ENDED        ENDED      ENDED
VARIABLE PORTFOLIOS                                                  12/31/10      12/31/11      12/31/12    12/31/13   12/31/14
================================================================= ============= ============= ============= ========== ==========
SA FIDELITY INSTITUTIONAL AM REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1 Shares
(Inception Date - 2/7/00)
 Beginning AUV................................................... $26.381       $27.713       $29.718       $34.544    $33.537
                                                                  $25.790       $27.047       $28.931       $33.546    $32.487
 Ending AUV...................................................... $27.713       $29.718       $34.544       $33.537    $43.154
                                                                  $27.047       $28.931       $33.546       $32.487    $41.698
 Ending Number of AUs............................................   117,055       104,510        92,576       78,932     65,513
                                                                      8,120         7,305         6,663        7,598      6,699

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... $16.518       $17.429       $18.275       $18.825    $18.005
                                                                  $16.144       $17.006       $17.787       $18.276    $17.436
 Ending AUV...................................................... $17.429       $18.275       $18.825       $18.005    $17.792
                                                                  $17.006       $17.787       $18.276       $17.436    $17.187
 Ending Number of AUs............................................   659,357       598,083       524,753      488,006    442,481
                                                                     78,929        66,709        59,880       47,433     47,640

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV................................................... $ 5.707       $ 6.281       $ 6.081       $ 7.088    $ 9.685
                                                                  $ 5.908       $ 6.492       $ 6.269       $ 7.290    $ 9.935
 Ending AUV...................................................... $ 6.281       $ 6.081       $ 7.088       $ 9.685    $ 9.961
                                                                  $ 6.492       $ 6.269       $ 7.290       $ 9.935    $10.193
 Ending Number of AUs............................................   261,788       240,248       214,441      200,442    183,787
                                                                     14,257        14,229        16,170        9,071     10,290

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $ 9.691       $10.219       $10.363       $11.624    $13.772
                                                                  $ 9.471       $ 9.973       $10.087       $11.286    $13.338
 Ending AUV...................................................... $10.219       $10.363       $11.624       $13.772    $15.218
                                                                  $ 9.973       $10.087       $11.286       $13.338    $14.702
 Ending Number of AUs............................................   342,428       337,401       377,230      372,568    331,324
                                                                      6,322         8,970         9,350        7,664     26,148

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV................................................... $25.785       $29.824       $21.857       $25.736    $24.654
                                                                  $25.242       $29.147       $21.308       $25.027    $23.915
 Ending AUV...................................................... $29.824       $21.857       $25.736       $24.654    $23.006
                                                                  $29.147       $21.308       $25.027       $23.915    $22.261
 Ending Number of AUs............................................   177,003       141,502       102,406       87,157     80,004
                                                                     20,450        17,829        14,481       11,880      9,027

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $ 8.551       $ 9.088       $ 9.762       $11.010    $14.384
                                                                  $ 8.356       $ 8.866       $ 9.500       $10.688    $13.929
 Ending AUV...................................................... $ 9.088       $ 9.762       $11.010       $14.384    $16.274
                                                                  $ 8.866       $ 9.500       $10.688       $13.929    $15.720
 Ending Number of AUs............................................   576,360       467,904       430,659      356,003    327,502
                                                                     33,809        29,007        22,826       25,246     20,299

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 11/8/99)
 Beginning AUV................................................... $ 9.042       $ 9.850       $ 8.752       $10.143    $12.693
                                                                  $ 8.838       $ 9.611       $ 8.519       $ 9.848    $12.293
 Ending AUV...................................................... $ 9.850       $ 8.752       $10.143       $12.693    $13.113
                                                                  $ 9.611       $ 8.519       $ 9.848       $12.293    $12.668
 Ending Number of AUs............................................   225,255       200,924       172,770      158,015    169,035
                                                                     24,907        24,642        22,573       12,183     13,230

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV................................................... $18.317       $18.795       $19.823       $21.085    $20.157
                                                                  $17.911       $18.348       $19.302       $20.480    $19.529
 Ending AUV...................................................... $18.795       $19.823       $21.085       $20.157    $20.947
                                                                  $18.348       $19.302       $20.480       $19.529    $20.245
 Ending Number of AUs............................................ 1,094,823     1,134,476     1,088,611      960,671    786,562
                                                                     59,499        67,149        79,146       67,012     64,509

------------------------------------------------------------------



                                                                    FISCAL     FISCAL       FISCAL
                                                                     YEAR       YEAR         YEAR
                                                                     ENDED      ENDED       ENDED
VARIABLE PORTFOLIOS                                                12/31/15   12/31/16     12/31/17
================================================================= ========== ========== =============
SA FIDELITY INSTITUTIONAL AM REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 1 Shares
(Inception Date - 2/7/00)
 Beginning AUV................................................... $43.154    $43.570    (a)$46.929
                                                                  $41.698    $41.995    (b)$45.121
 Ending AUV...................................................... $43.570    $46.929    (a)$49.039
                                                                  $41.995    $45.121    (b)$47.032
 Ending Number of AUs............................................   59,075     50,916    (a)46,352
                                                                     5,257      4,752     (b)4,052

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... $17.792    $17.135    (a)$17.212
                                                                  $17.187    $16.511    (b)$16.545
 Ending AUV...................................................... $17.135    $17.212    (a)$18.230
                                                                  $16.511    $16.545    (b)$17.479
 Ending Number of AUs............................................  409,034    379,071   (a)378,174
                                                                    46,746     44,530    (b)40,048

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV................................................... $ 9.961    $ 9.812    (a)$10.110
                                                                  $10.193    $10.015    (b)$10.294
 Ending AUV...................................................... $ 9.812    $10.110    (a)$12.516
                                                                  $10.015    $10.294    (b)$12.712
 Ending Number of AUs............................................  168,614    156,208   (a)135,912
                                                                     8,577      8,598     (b)6,388

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $15.218    $15.094    (a)$16.038
                                                                  $14.702    $14.545    (b)$15.417
 Ending AUV...................................................... $15.094    $16.038    (a)$18.219
                                                                  $14.545    $15.417    (b)$17.470
 Ending Number of AUs............................................  342,810    291,799   (a)272,835
                                                                    25,443     25,655    (b)21,586

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV................................................... $23.006    $19.555    (a)$21.465
                                                                  $22.261    $18.874    (b)$20.666
 Ending AUV...................................................... $19.555    $21.465    (a)$30.283
                                                                  $18.874    $20.666    (b)$29.083
 Ending Number of AUs............................................   84,070     79,168    (a)81,455
                                                                     9,785      9,217     (b)8,907

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $16.274    $15.785    (a)$18.086
                                                                  $15.720    $15.209    (b)$17.383
 Ending AUV...................................................... $15.785    $18.086    (a)$21.213
                                                                  $15.209    $17.383    (b)$20.337
 Ending Number of AUs............................................  284,531    257,814   (a)233,593
                                                                    15,575     10,222     (b)9,735

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 1 Shares
(Inception Date - 11/8/99)
 Beginning AUV................................................... $13.113    $12.843    (a)$13.455
                                                                  $12.668    $12.376    (b)$12.934
 Ending AUV...................................................... $12.843    $13.455    (a)$16.589
                                                                  $12.376    $12.934    (b)$15.907
 Ending Number of AUs............................................  157,449    124,217   (a)113,449
                                                                    13,225     11,402    (b)18,391

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV................................................... $20.947    $20.746    (a)$21.264
                                                                  $20.245    $20.000    (b)$20.449
 Ending AUV...................................................... $20.746    $21.264    (a)$21.918
                                                                  $20.000    $20.449    (b)$21.025
 Ending Number of AUs............................................  680,700    662,625   (a)670,771
                                                                    53,359     46,939    (b)47,460

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-3



                                                                       FISCAL          FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR
                                                                        ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                    4/30/08        4/30/09       4/30/10
================================================================= ================ ============= =============
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$9.488        $ 9.688       $ 6.420
                                                                  (b)$9.343        $ 9.515       $ 6.290
 Ending AUV...................................................... (a)$9.688        $ 6.420       $ 8.979
                                                                  (b)$9.515        $ 6.290       $ 8.775
 Ending Number of AUs............................................ (a)405,780         332,920       369,613
                                                                  (b)35,432           28,782        45,931

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.394       $15.814       $10.090
                                                                  (b)$16.138       $15.528       $ 9.883
 Ending AUV...................................................... (a)$15.814       $10.090       $13.904
                                                                  (b)$15.528       $ 9.883       $13.584
 Ending Number of AUs............................................ (a)6,089,708     5,007,070     4,286,132
                                                                  (b)520,007         434,075       361,172

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 9/5/00)
 Beginning AUV................................................... (a)$6.488        $ 6.476       $ 4.444
                                                                  (b)$6.387        $ 6.359       $ 4.353
 Ending AUV...................................................... (a)$6.476        $ 4.444       $ 5.916
                                                                  (b)$6.359        $ 4.353       $ 5.781
 Ending Number of AUs............................................ (a)232,124         199,082       183,359
                                                                  (b)16,625           12,454        13,361

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$11.608       $11.697       $ 7.959
                                                                  (b)$11.434       $11.493       $ 7.800
 Ending AUV...................................................... (a)$11.697       $ 7.959       $10.705
                                                                  (b)$11.493       $ 7.800       $10.465
 Ending Number of AUs............................................ (a)448,337         346,626       389,634
                                                                  (b)44,335           41,953        43,086

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... (a)$11.618       $12.517       $ 7.819
                                                                  (b)$11.451       $12.306       $ 7.668
 Ending AUV...................................................... (a)$12.517       $ 7.819       $10.555
                                                                  (b)$12.306       $ 7.668       $10.325
 Ending Number of AUs............................................ (a)63,422           56,516        45,651
                                                                  (b)4,118             5,020         4,534

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.733       $16.059       $12.638
                                                                  (b)$16.474       $15.771       $12.380
 Ending AUV...................................................... (a)$16.059       $12.638       $15.674
                                                                  (b)$15.771       $12.380       $15.315
 Ending Number of AUs............................................ (a)9,384,039     7,512,483     6,581,973
                                                                  (b)671,642         588,212       536,316

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV................................................... (a)$10.589       $10.894       $ 6.298
                                                                  (b)$10.434       $10.709       $ 6.176
 Ending AUV...................................................... (a)$10.894       $ 6.298       $ 8.456
                                                                  (b)$10.709       $ 6.176       $ 8.271
 Ending Number of AUs............................................ (a)542,417         441,337       502,684
                                                                  (b)36,558           37,625        34,041

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$13.548       $12.514       $ 8.514
                                                                  (b)$13.342       $12.293       $ 8.343
 Ending AUV...................................................... (a)$12.514       $ 8.514       $11.310
                                                                  (b)$12.293       $ 8.343       $11.055
 Ending Number of AUs............................................ (a)1,154,811       945,466       779,174
                                                                  (b)75,415           63,546        54,638

------------------------------------------------------------------



                                                                                    FISCAL        FISCAL        FISCAL
                                                                     8 MONTHS        YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/10      12/31/11      12/31/12      12/31/13
================================================================= ============= ============= ============= =============
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $ 8.979       $10.164       $ 9.481       $10.910
                                                                  $ 8.775       $ 9.917       $ 9.227       $10.591
 Ending AUV...................................................... $10.164       $ 9.481       $10.910       $15.406
                                                                  $ 9.917       $ 9.227       $10.591       $14.919
 Ending Number of AUs............................................   382,344       346,585       295,517       270,689
                                                                     42,261        25,500        16,618        30,171

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $13.904       $14.791       $14.046       $15.697
                                                                  $13.584       $14.427       $13.666       $15.234
 Ending AUV...................................................... $14.791       $14.046       $15.697       $20.807
                                                                  $14.427       $13.666       $15.234       $20.143
 Ending Number of AUs............................................ 3,781,992     3,088,508     2,535,122     2,108,818
                                                                    326,827       280,607       237,558       199,413

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 9/5/00)
 Beginning AUV................................................... $ 5.916       $ 6.334       $ 5.929       $ 6.560
                                                                  $ 5.781       $ 6.179       $ 5.770       $ 6.367
 Ending AUV...................................................... $ 6.334       $ 5.929       $ 6.560       $ 8.715
                                                                  $ 6.179       $ 5.770       $ 6.367       $ 8.438
 Ending Number of AUs............................................   161,906       167,095       161,607       153,072
                                                                      7,167         7,150         7,022        27,716

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $10.705       $11.200       $10.893       $12.869
                                                                  $10.465       $10.931       $10.604       $12.497
 Ending AUV...................................................... $11.200       $10.893       $12.869       $16.821
                                                                  $10.931       $10.604       $12.497       $16.294
 Ending Number of AUs............................................   372,994       343,551       303,868       288,979
                                                                     31,973        24,355        24,366        39,622

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... $10.555       $11.790       $12.422       $13.977
                                                                  $10.325       $11.515       $12.103       $13.583
 Ending AUV...................................................... $11.790       $12.422       $13.977       $16.628
                                                                  $11.515       $12.103       $13.583       $16.119
 Ending Number of AUs............................................    34,741        46,633        44,574        36,984
                                                                      4,534         4,305         5,610         7,884

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $15.674       $16.389       $16.563       $18.281
                                                                  $15.315       $15.987       $16.117       $17.744
 Ending AUV...................................................... $16.389       $16.563       $18.281       $21.572
                                                                  $15.987       $16.117       $17.744       $20.886
 Ending Number of AUs............................................ 5,939,601     4,814,248     4,021,191     3,435,788
                                                                    472,466       390,762       343,731       302,997

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV................................................... $ 8.456       $ 9.291       $ 7.867       $ 9.153
                                                                  $ 8.271       $ 9.072       $ 7.662       $ 8.893
 Ending AUV...................................................... $ 9.291       $ 7.867       $ 9.153       $10.948
                                                                  $ 9.072       $ 7.662       $ 8.893       $10.610
 Ending Number of AUs............................................   461,739       376,656       296,921       271,541
                                                                     34,072        32,348        35,474        29,605

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $11.310       $12.354       $12.237       $14.178
                                                                  $11.055       $12.055       $11.910       $13.765
 Ending AUV...................................................... $12.354       $12.237       $14.178       $18.447
                                                                  $12.055       $11.910       $13.765       $17.866
 Ending Number of AUs............................................   682,677       547,143       483,516       416,036
                                                                     51,542        40,750        34,487        26,174

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL         FISCAL
                                                                       YEAR          YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16       12/31/17
================================================================= ============= ============= ============= ================
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $15.406       $16.997       $17.356       (a)$17.244
                                                                  $14.919       $16.418       $16.723       (b)$16.574
 Ending AUV...................................................... $16.997       $17.356       $17.244       (a)$22.168
                                                                  $16.418       $16.723       $16.574       (b)$21.254
 Ending Number of AUs............................................   254,809       226,055       238,324       (a)230,639
                                                                     28,889        29,188        31,310        (b)35,944

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $20.807       $22.021       $22.121       (a)$25.136
                                                                  $20.143       $21.265       $21.309       (b)$24.153
 Ending AUV...................................................... $22.021       $22.121       $25.136       (a)$30.052
                                                                  $21.265       $21.309       $24.153       (b)$28.804
 Ending Number of AUs............................................ 1,799,757     1,528,731     1,353,236     (a)1,153,029
                                                                    175,769       159,587       148,369       (b)140,631

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 1 Shares
(Inception Date - 9/5/00)
 Beginning AUV................................................... $ 8.715       $ 9.671       $10.009       (a)$10.555
                                                                  $ 8.438       $ 9.340       $ 9.643       (b)$10.144
 Ending AUV...................................................... $ 9.671       $10.009       $10.555       (a)$13.296
                                                                  $ 9.340       $ 9.643       $10.144       (b)$12.745
 Ending Number of AUs............................................   133,133       109,620        93,422        (a)97,118
                                                                     11,009        10,035         4,744        (b)18,015

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $16.821       $18.492       $18.376       (a)$19.794
                                                                  $16.294       $17.868       $17.712       (b)$19.031
 Ending AUV...................................................... $18.492       $18.376       $19.794       (a)$24.223
                                                                  $17.868       $17.712       $19.031       (b)$23.232
 Ending Number of AUs............................................   241,271       226,217       184,046       (a)165,550
                                                                     25,510        18,601        17,765        (b)14,170

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... $16.628       $18.546       $16.176       (a)$17.734
                                                                  $16.119       $17.934       $15.603       (b)$17.063
 Ending AUV...................................................... $18.546       $16.176       $17.734       (a)$20.222
                                                                  $17.934       $15.603       $17.063       (b)$19.408
 Ending Number of AUs............................................    30,205        25,756        24,383        (a)21,125
                                                                      3,457         3,457         2,348         (b)1,843

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $21.572       $23.197       $22.895       (a)$24.761
                                                                  $20.886       $22.403       $22.056       (b)$23.794
 Ending AUV...................................................... $23.197       $22.895       $24.761       (a)$27.554
                                                                  $22.403       $22.056       $23.794       (b)$26.412
 Ending Number of AUs............................................ 2,921,360     2,509,675     2,181,889     (a)1,943,703
                                                                    284,565       265,419       236,133       (b)213,369

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV................................................... $10.948       $ 9.938       $ 9.880        (a)$9.605
                                                                  $10.610       $ 9.607       $ 9.528        (b)$9.239
 Ending AUV...................................................... $ 9.938       $ 9.880       $ 9.605       (a)$11.910
                                                                  $ 9.607       $ 9.528       $ 9.239       (b)$11.427
 Ending Number of AUs............................................   242,913       223,066       205,973       (a)204,142
                                                                     34,375        32,294        22,921        (b)22,591

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $18.447       $20.201       $20.631       (a)$22.842
                                                                  $17.866       $19.516       $19.881       (b)$21.957
 Ending AUV...................................................... $20.201       $20.631       $22.842       (a)$26.471
                                                                  $19.516       $19.881       $21.957       (b)$25.382
 Ending Number of AUs............................................   368,587       301,505       249,179       (a)210,817
                                                                     23,568        22,907        21,357        (b)19,367

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-4



                                                                       FISCAL          FISCAL        FISCAL
                                                                        YEAR            YEAR          YEAR
                                                                        ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                                    4/30/08        4/30/09       4/30/10
================================================================= ================ ============= =============
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... (a)$15.466       $14.932       $11.134
                                                                  (b)$15.244       $14.682       $10.920
 Ending AUV...................................................... (a)$14.932       $11.134       $15.265
                                                                  (b)$14.682       $10.920       $14.935
 Ending Number of AUs............................................ (a)915,032         866,989       827,876
                                                                  (b)61,226           78,241        60,457

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$16.291       $15.490       $ 8.026
                                                                  (b)$16.048       $15.220       $ 7.866
 Ending AUV...................................................... (a)$15.490       $ 8.026       $10.851
                                                                  (b)$15.220       $ 7.866       $10.609
 Ending Number of AUs............................................ (a)1,349,850       869,397       728,413
                                                                  (b)112,607          68,061        64,597

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... (a)$14.924       $16.248       $10.626
                                                                  (b)$14.681       $15.943       $10.400
 Ending AUV...................................................... (a)$16.248       $10.626       $15.398
                                                                  (b)$15.943       $10.400       $15.033
 Ending Number of AUs............................................ (a)6,384,153     5,358,232     4,556,222
                                                                  (b)494,392         423,691       375,032

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... (a)$13.949       $14.672       $15.070
                                                                  (b)$13.735       $14.411       $14.764
 Ending AUV...................................................... (a)$14.672       $15.070       $15.820
                                                                  (b)$14.411       $14.764       $15.460
 Ending Number of AUs............................................ (a)4,715,497     4,367,656     3,453,959
                                                                  (b)266,063         256,603       194,935

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$13.453       $13.212       $ 8.461
                                                                  (b)$13.245       $12.975       $ 8.288
 Ending AUV...................................................... (a)$13.212       $ 8.461       $11.909
                                                                  (b)$12.975       $ 8.288       $11.637
 Ending Number of AUs............................................ (a)4,363,301     3,497,336     2,916,670
                                                                  (b)266,315         217,160       190,696

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$11.869       $ 9.638       $ 5.247
                                                                  (b)$11.702       $ 9.478       $ 5.147
 Ending AUV...................................................... (a)$9.638        $ 5.247       $ 7.819
                                                                  (b)$9.478        $ 5.147       $ 7.651
 Ending Number of AUs............................................ (a)194,796         158,071       147,180
                                                                  (b)25,884           24,463        28,096

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... (a)$7.582        $ 8.114       $ 4.830
                                                                  (b)$7.467        $ 7.971       $ 4.732
 Ending AUV...................................................... (a)$8.114        $ 4.830       $ 6.482
                                                                  (b)$7.971        $ 4.732       $ 6.336
 Ending Number of AUs............................................ (a)1,254,384     1,014,942       826,958
                                                                  (b)103,150          88,358        68,051

------------------------------------------------------------------



                                                                                    FISCAL        FISCAL        FISCAL
                                                                     8 MONTHS        YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/10      12/31/11      12/31/12      12/31/13
================================================================= ============= ============= ============= =============
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... $15.265       $16.284       $16.837       $19.530
                                                                  $14.935       $15.904       $16.404       $18.980
 Ending AUV...................................................... $16.284       $16.837       $19.530       $20.896
                                                                  $15.904       $16.404       $18.980       $20.257
 Ending Number of AUs............................................   727,864       613,082       526,818       466,402
                                                                     54,483        41,959        44,593        33,039

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $10.851       $11.642       $ 9.952       $11.968
                                                                  $10.609       $11.364       $ 9.689       $11.623
 Ending AUV...................................................... $11.642       $ 9.952       $11.968       $14.482
                                                                  $11.364       $ 9.689       $11.623       $14.030
 Ending Number of AUs............................................   676,602       542,775       471,407       403,582
                                                                     60,719        56,709        52,679        57,664

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $15.398       $17.437       $16.071       $19.743
                                                                  $15.033       $16.996       $15.626       $19.148
 Ending AUV...................................................... $17.437       $16.071       $19.743       $26.589
                                                                  $16.996       $15.626       $19.148       $25.723
 Ending Number of AUs............................................ 4,053,589     3,319,573     2,657,116     2,195,029
                                                                    344,101       297,984       268,267       236,196

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... $15.820       $16.119       $17.116       $17.615
                                                                  $15.460       $15.727       $16.658       $17.100
 Ending AUV...................................................... $16.119       $17.116       $17.615       $17.101
                                                                  $15.727       $16.658       $17.100       $16.560
 Ending Number of AUs............................................ 3,101,039     2,448,302     2,132,154     1,790,266
                                                                    182,365       164,752       149,708       137,581

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $11.909       $12.648       $11.757       $13.286
                                                                  $11.637       $12.339       $11.441       $12.896
 Ending AUV...................................................... $12.648       $11.757       $13.286       $17.808
                                                                  $12.339       $11.441       $12.896       $17.243
 Ending Number of AUs............................................ 2,518,931     2,028,986     1,620,329     1,321,377
                                                                    170,838       140,634       114,155        97,234

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $ 7.819       $ 8.424       $ 8.188       $ 9.435
                                                                  $ 7.651       $ 8.230       $ 7.979       $ 9.171
 Ending AUV...................................................... $ 8.424       $ 8.188       $ 9.435       $13.374
                                                                  $ 8.230       $ 7.979       $ 9.171       $12.967
 Ending Number of AUs............................................   126,378       111,402        97,453        85,156
                                                                     29,485        29,874        34,865        30,972

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $ 6.482       $ 7.243       $ 6.788       $ 7.818
                                                                  $ 6.336       $ 7.068       $ 6.607       $ 7.591
 Ending AUV...................................................... $ 7.243       $ 6.788       $ 7.818       $10.626
                                                                  $ 7.068       $ 6.607       $ 7.591       $10.292
 Ending Number of AUs............................................   749,436       619,790       525,348       438,130
                                                                     59,962        51,425        48,009        59,662

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL         FISCAL
                                                                       YEAR          YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16       12/31/17
================================================================= ============= ============= ============= ================
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV................................................... $20.896       $20.895       $19.828       (a)$23.249
                                                                  $20.257       $20.205       $19.126       (b)$22.370
 Ending AUV...................................................... $20.895       $19.828       $23.249       (a)$25.297
                                                                  $20.205       $19.126       $22.370       (b)$24.280
 Ending Number of AUs............................................   393,026       340,907       310,708       (a)285,997
                                                                     38,188        35,702        34,237        (b)25,287

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $14.482       $13.003       $12.686       (a)$12.768
                                                                  $14.030       $12.565       $12.228       (b)$12.277
 Ending AUV...................................................... $13.003       $12.686       $12.768       (a)$15.762
                                                                  $12.565       $12.228       $12.277       (b)$15.118
 Ending Number of AUs............................................   366,143       325,603       295,359       (a)271,936
                                                                     54,599        57,425        48,594        (b)45,228

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV................................................... $26.589       $30.382       $32.755       (a)$33.123
                                                                  $25.723       $29.319       $31.530       (b)$31.805
 Ending AUV...................................................... $30.382       $32.755       $33.123       (a)$43.609
                                                                  $29.319       $31.530       $31.805       (b)$41.770
 Ending Number of AUs............................................ 1,831,753     1,568,712     1,383,582     (a)1,184,554
                                                                    209,919       182,119       170,800       (b)157,756

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV................................................... $17.101       $17.832       $17.776       (a)$17.885
                                                                  $16.560       $17.225       $17.128       (b)$17.190
 Ending AUV...................................................... $17.832       $17.776       $17.885       (a)$18.255
                                                                  $17.225       $17.128       $17.190       (b)$17.502
 Ending Number of AUs............................................ 1,576,070     1,329,277     1,218,185     (a)1,194,252
                                                                    133,715       117,896       124,564       (b)112,595

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $17.808       $18.973       $18.840       (a)$20.064
                                                                  $17.243       $18.324       $18.151       (b)$19.282
 Ending AUV...................................................... $18.973       $18.840       $20.064       (a)$23.830
                                                                  $18.324       $18.151       $19.282       (b)$22.844
 Ending Number of AUs............................................ 1,142,004       981,034       859,941       (a)757,425
                                                                     85,839        78,985        68,791        (b)65,391

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $13.374       $13.333       $13.064       (a)$13.910
                                                                  $12.967       $12.896       $12.604       (b)$13.386
 Ending AUV...................................................... $13.333       $13.064       $13.910       (a)$17.873
                                                                  $12.896       $12.604       $13.386       (b)$17.157
 Ending Number of AUs............................................    75,579        66,694        60,228        (a)57,672
                                                                     30,119        28,697        25,632        (b)11,748

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV................................................... $10.626       $11.336       $11.412       (a)$11.428
                                                                  $10.292       $10.952       $10.998       (b)$10.985
 Ending AUV...................................................... $11.336       $11.412       $11.428       (a)$15.374
                                                                  $10.952       $10.998       $10.985       (b)$14.742
 Ending Number of AUs............................................   358,814       280,489       262,185       (a)238,364
                                                                     40,460        38,237        24,068        (b)34,244

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits following spousal continuation options is defined as withdrawals and the fees and charges applicable to those withdrawals.

For contracts issued prior to June 1, 2004, the term "Continuation Contribution" applies to the Death Benefit Following Spousal Continuation. Upon the Spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original Owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:


A.   DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If the original Owner of the contract elected the Purchase Payment Accumulation option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

          c. Contract value on the seventh contract anniversary (from the issue date of the original Owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Continuation Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          d. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.


                                      B-1



          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

              (1) Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

              (2)    125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     1.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the original Owner of the contract elected the Maximum Anniversary Value option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

          (1) Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their Beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or


                                      B-2



          b. Total Gross Continuation Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION - if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Continuation Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. The contract value on the Continuation Date (including the Continuation Contribution) plus any Continuation Net Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the


                                      B-3



              Continuation Date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment if received on the Continuation Date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death.

     2.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


B.   THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if


                                      B-4

any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      B-5

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                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
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--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

      I is the interest rate you are earning on the money invested in the Fixed Account;

      J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

      N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

      L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     o If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     o If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     o If a withdrawal or transfer is made to pay contract fees and charges;

     o     To pay a death benefit; and

     o     Upon beginning an income option, if occurring on the Latest Annuity
           Date.


EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

  (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

  (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

  (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

                                      C-1

  (4)   Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the penalty free withdrawal amount.


The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the penalty free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                                      C-2

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--------------------------------------------------------------------------------
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.


                MINIMUM ANNUAL INCOME IF YOU
                  ELECT TO RECEIVE INCOME
                    PAYMENTS ON CONTRACT
                        ANNIVERSARY
IF AT ISSUE
YOU ARE           7       10      15     20
-------------- ------- ------- ------- ------
  Male         6,108   6,672   7,716   8,832
  age 60*
  Female       5,388   5,880   6,900   8,112
  age 60*
  Joint**      4,716   5,028   5,544   5,928
  Male-60
  Female-60

*     Life annuity with 10 years guaranteed

**    Joint and survivor life annuity with 20 years guaranteed

                                      D-1

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--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



   PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                       ISSUE STATE
Letter of Intent          Letter of Intent is not applicable.                               Oregon
                                                                                            Texas
                                                                                            Washington
Market Value Adjustment   L equal to 0.0025                                                 Florida
Premium Tax               We deduct premium tax charges of 0.50% for Qualified contracts    California
                            and 2.35% for Non-Qualified
                          contracts based on contract value when you begin the Income
                            Phase.
Premium Tax               We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                            contracts based on total Purchase
                          Payments when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                            contracts based on contract value
                          when you begin the Income Phase.
Premium Tax               For the first $500,000 in the contract, we deduct premium tax     South Dakota
                            charges of 1.25% for
                          Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
                          For any amount in excess of $500,000 in the contract, we deduct front-end premium tax
                          charges of 0.08% for Non-Qualified contracts based on total
                            Purchase Payments when you
                          begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                            and 1.0% for Non-Qualified
                          contracts based on contract value when you begin the Income
                            Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                            contracts based on total Purchase
                          Payments when you begin the Income Phase.
Transfer Privilege        Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                            Texas


                                      E-1

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--------------------------------------------------------------------------------
APPENDIX F - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR
                  CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EFFECTIVE ON FEBRUARY 6, 2017, THE SAMPLE PORTFOLIOS ARE NO LONGER OFFERED.

IF YOU ARE CURRENTLY INVESTED IN A SAMPLE PORTFOLIO, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into a Sample Portfolio. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. The allocations for the Sample Portfolios below are those that were most currently available for this product prior to termination of the program.


SAMPLE PORTFOLIO ALLOCATIONS (EFFECTIVE MARCH 31, 2005)



         VARIABLE PORTFOLIOS             ALLOCATION 1     ALLOCATION 2     ALLOCATION 3
 American Funds Asset Allocation               15%               0%              0%
 American Funds Global Growth                   8%              10%             10%
 American Funds Growth                          0%              10%             12%
 American Funds Growth-Income                  12%              10%             10%
 Invesco V.I. Comstock Fund                     5%              10%              8%
 Invesco V.I. Growth and Income
   Fund                                        10%              15%              8%
 Lord Abbett Growth and Income                  0%              10%              8%
 Lord Abbett Mid Cap Stock                      0%               0%             12%
 SA Federated Corporate Bond                   10%               5%              0%
 SA Legg Mason BW Large Cap
   Value                                        5%               0%             10%
 SA MFS Total Return                           15%              15%              0%
 SA Oppenheimer Main Street Large
   Cap                                          5%               0%              0%
 SA Wellington Capital Appreciation             0%               0%             10%
 SA Wellington Government and
   Quality Bond                                10%               5%              0%
 SA Wellington Growth                           5%              10%             12%
                                TOTAL         100%             100%            100%



                                      F-1



     Please forward a copy (without charge) of the PolarisII A-Class Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                   [POLARIS II A-CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS


                                  MAY 1, 2018

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


This contract is no longer available for sale to new contract owners.



UNDERLYING FUNDS:                                          MANAGED BY:
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Invesco V.I. American Franchise Fund                     Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                               Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                      Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio                  Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                      Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                   AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                    AllianceBernstein L.P.
  SA Boston Company Capital Growth Portfolio               BNY Mellon AMNA(1)
  SA Columbia Technology Portfolio                         Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                        Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                         SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                       Principal Global Investors, LLC
  SA Federated Corporate Bond Portfolio                    Federated Investment Management Company
  SA Fidelity Institutional AM(SM) Real Estate Portfolio   FIAM LLC
  SA Franklin Small Company Value Portfolio                Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                   Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio                Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                        Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio               J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                      J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                    J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                      J.P. Morgan Investment Management Inc. and Massachusetts
                                                           Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                     J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio               Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                        Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio           Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                         Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                            Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio       Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio           Oppenheimer Funds, Inc.
  SA PineBridge High-Yield Bond Portfolio                  PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio      Putnam Investment Management, LLC
  SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio      Wellington Management Company LLP
  SA Wellington Growth Portfolio                           Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio                Wellington Management Company LLP
  SA Wellington Real Return Portfolio                      Wellington Management Company LLP


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                            MANAGED BY:
  SA WellsCap Aggressive Growth Portfolio    Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio   Wells Capital Management Incorporated



1 On March 9, 2018, the investment manager changed its name from The Boston
  Company Asset Management, LLC to BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA").


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2018. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST") and Seasons Series Trust ("SST") have been renamed as indicated below.




FORMER UNDERLYING FUNDS: (before October 9, 2017)   CURRENT UNDERLYING FUNDS:
  Small & Mid Cap Value Portfolio                   SA AB Small & Mid Cap Value Portfolio
  Capital Growth Portfolio                          SA Boston Company Capital Growth Portfolio
  Technology Portfolio                              SA Columbia Technology Portfolio
  Ultra Short Bond Portfolio                        SA DFA Ultra Short Bond Portfolio
  "Dogs" of Wall Street Portfolio                   SA Dogs of Wall Street Portfolio
  Asset Allocation Portfolio                        SA Edge Asset Allocation Portfolio
  Corporate Bond Portfolio                          SA Federated Corporate Bond Portfolio
  Real Estate Portfolio*                            SA Fidelity Institutional AM(SM) Real Estate Portfolio
  Small Company Value Portfolio                     SA Franklin Small Company Value Portfolio
  Global Bond Portfolio                             SA Goldman Sachs Global Bond Portfolio
  Growth Opportunities Portfolio                    SA Invesco Growth Opportunities Portfolio
  Balanced Portfolio**                              SA JPMorgan Diversified Balanced Portfolio
  Emerging Markets Portfolio                        SA JPMorgan Emerging Markets Portfolio
  Growth-Income Portfolio                           SA JPMorgan Equity-Income Portfolio
  Global Equities Portfolio                         SA JPMorgan Global Equities Portfolio
  Blue Chip Growth Portfolio                        SA MFS Blue Chip Growth Portfolio
  Telecom Utility Portfolio                         SA MFS Telecom Utility Portfolio
  International Diversified Equities Portfolio      SA Morgan Stanley International Equities Portfolio
  Equity Opportunities Portfolio                    SA Oppenheimer Main Street Large Cap Portfolio
  High-Yield Bond Portfolio                         SA PineBridge High-Yield Bond Portfolio
  International Growth and Income Portfolio         SA Putnam International Growth and Income Portfolio
  Foreign Value Portfolio***                        SA Templeton Foreign Value Portfolio
  Capital Appreciation Portfolio                    SA Wellington Capital Appreciation Portfolio
  Government and Quality Bond Portfolio             SA Wellington Government and Quality Bond Portfolio
  Growth Portfolio                                  SA Wellington Growth Portfolio
  Natural Resources Portfolio                       SA Wellington Natural Resources Portfolio
  Real Return Portfolio                             SA Wellington Real Return Portfolio
  Aggressive Growth Portfolio                       SA WellsCap Aggressive Growth Portfolio
  Fundamental Growth Portfolio                      SA WellsCap Fundamental Growth Portfolio



* This fund was renamed to SA Pyramis(R) Real Estate on October 9, 2017 and has been renamed as of May 1, 2018 as SA Fidelity Institutional AM(SM) Real Estate Portfolio.

** This fund was renamed to SA JPMorgan Balanced Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA JPMorgan Diversified Balanced Portfolio.

*** This fund was renamed to SA Franklin Foreign Value Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA Templeton Foreign Value Portfolio.


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                               TABLE OF CONTENTS
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GLOSSARY........................................................   3
HIGHLIGHTS......................................................   4
FEE TABLE.......................................................   5
   Maximum Owner Transaction Expenses...........................   5
   Separate Account Charges.....................................   5
   Additional Optional Feature Fees.............................   5
      Optional MarketLock Income Plus Fee.......................   5
      Optional MarketLock For Life Plus Fee.....................   5
      Optional MarketLock Fee...................................   5
   Total Annual Portfolio Operating Expenses....................   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   7
THE POLARISII A-CLASS PLATINUM SERIES VARIABLE
  ANNUITY.......................................................   8
PURCHASING A POLARISII A-CLASS PLATINUM SERIES
  VARIABLE ANNUITY..............................................   8
   Allocation of Purchase Payments..............................   9
   Accumulation Units...........................................  10
   Right to Examine.............................................  11
   Exchange Offers..............................................  11
   Important Information for Military Servicemembers............  11
INVESTMENT OPTIONS..............................................  11
   Variable Portfolios..........................................  11
   Trusts.......................................................  12
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  12
      American Funds Insurance Series(R)........................  12
      Franklin Templeton Variable Insurance Products Trust......  12
      Lord Abbett Series Fund, Inc..............................  12
      Anchor Series Trust.......................................  13
      Seasons Series Trust......................................  13
      SunAmerica Series Trust...................................  13
   Substitution, Addition or Deletion of Variable Portfolios....  15
   Fixed Accounts...............................................  15
   Dollar Cost Averaging Fixed Accounts.........................  16
   Dollar Cost Averaging Program................................  16
   Automatic Asset Rebalancing Program..........................  17
   Transfers During the Accumulation Phase......................  17
   Short-Term Trading Policies..................................  18
   Transfers During the Income Phase............................  20
   Voting Rights................................................  20
ACCESS TO YOUR MONEY............................................  20
   Systematic Withdrawal Program................................  21
OPTIONAL LIVING BENEFITS........................................  21
   MarketLock Income Plus.......................................  21
   MarketLock for Life Plus.....................................  28
   MarketLock...................................................  35
MARKETLOCK EXTENSION PARAMETERS.................................  40
MARKETLOCK INCOME PLUS EXTENSION PARAMETERS.....................  40
MARKETLOCK FOR LIFE PLUS EXTENSION PARAMETERS...................  41
DEATH BENEFITS..................................................  43
   Spousal Continuation.........................................  44
   Beneficiary Continuation Programs............................  44
   Death Benefit Defined Terms..................................  45
EXPENSES........................................................  46
   Separate Account Charges.....................................  46
   Sales Charge.................................................  47
   Underlying Fund Expenses.....................................  48
   Contract Maintenance Fee.....................................  49
   Transfer Fee.................................................  49
   Optional MarketLock Income Plus Fee..........................  49
   Optional MarketLock For Life Plus Fee........................  49
   Optional MarketLock Fee......................................  50
   Premium Tax..................................................  50
   Income Taxes.................................................  50
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  50
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  50
ANNUITY INCOME OPTIONS..........................................  52
   The Income Phase.............................................  52
   Annuity Income Options.......................................  52
   Fixed or Variable Annuity Income Payments....................  53
   Annuity Income Payments......................................  53
   Deferment of Payments........................................  53
TAXES...........................................................  53
   Annuity Contracts in General.................................  54
   Tax Treatment of Purchase Payments...........................  54
   Tax Treatment of Distributions...............................  55
   Required Minimum Distributions...............................  56
   Tax Treatment of Death Benefits..............................  57
   Tax Treatment of Optional Living Benefits....................  57
   Contracts Owned by a Trust or Corporation....................  57
   Withholding..................................................  57
   Gifts, Pledges and/or Assignments of a Contract..............  58
   Diversification and Investor Control.........................  58
   Our Taxes....................................................  59
OTHER INFORMATION...............................................  59
   The Distributor..............................................  59
   The Company..................................................  59
   The Separate Account.........................................  60
   The General Account..........................................  60
   Financial Statements.........................................  60
   Administration...............................................  61
   Legal Proceedings............................................  61
   Registration Statements......................................  62
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  62
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED
  PRIOR TO DECEMBER 29, 2006.................................... B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... C-1
APPENDIX D - LIVING BENEFIT PROVISIONS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2008......................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2009................................... F-1
APPENDIX G - SALES CHARGE AND RIGHTS OF
  ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO
  NOVEMBER 9, 2009.............................................. G-1
APPENDIX H - EXAMPLE OF SALES CHARGE
  CALCULATION FOR CONTRACTS ISSUED ON OR AFTER
  NOVEMBER 9, 2009.............................................. H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS
  ISSUED PRIOR TO FEBRUARY 6, 2017.............................. I-1



                                       2

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.



PURCHASE PAYMENTS LIMIT - $1,500,000.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

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                                   HIGHLIGHTS
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The PolarisII A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Gross Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.


You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.


DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4


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                                   FEE TABLE

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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.



MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM SALES CHARGE
(as a percentage of each Gross Purchase Payment)(1)........ 5.75%





MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Gross Purchase Payment)(2)........ 0.50%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(3)........ 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE(4)........ $35 per year

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee............................. 0.85%
  Optional EstatePlus Fee(5)....................... 0.25%
                                                    ----
     Total Separate Account Annual Expenses........ 1.10%
                                                    ====


ADDITIONAL OPTIONAL FEATURE FEES
You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.85%
  For Two Covered Persons.....      1.10%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.75%
  For Two Covered Persons.....      1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.50%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF JANUARY 31, 2018)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets,
including management fees, other
expenses and
12b-1 fees, if applicable)..................    0.53%        1.49%



FOOTNOTES TO THE FEE TABLE:

 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                               SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                 PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                   PURCHASE PAYMENT INVESTED
----------------------------------------- --------------------------
  Less than $50,000......................           5.75%
  $50,000 but less than $100,000.........           4.75%
  $100,000 but less than $250,000........           3.50%
  $250,000 but less than $ 500,000.......           2.50%
  $500,000 but less than $ 1,000,000.....           2.00%
  $1,000,000 or more.....................           0.50%

 2 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.


 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.



                                       5

 4 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 5 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.

 6 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, PLEASE SEE APPENDIX D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.

 7 MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.


 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2018. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.09% of its fee and the fee is 1.40% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.40%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended
   December 13, 2017.



                                       6

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The below expense examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. A maximum sales charge of 5.75% is used because of the $10,000 investment amount. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.







MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.49%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $921     $1,645      $2,387      $4,325


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $921     $1,645      $2,387      $4,325



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)



(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $712     $1,001      $1,312      $2,190


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $712     $1,001      $1,312      $2,190



ADDITIONAL EXPENSE EXAMPLE INFORMATION





1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. ADDITIONAL INFORMATION ON THE UNDERLYING FUND FEES CAN BE FOUND IN THE TRUST PROSPECTUSES.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.


3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

4. You may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix D and Appendix F for details about those benefits, including applicable fees.

* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.09% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

                                       7

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARISII A-CLASS PLATINUM SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARISII A-CLASS PLATINUM

                            SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.



MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.



JOINT OWNERSHIP


A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,


                                       8




     o     Tax consequences, and



     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP


You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.



     o Your rights and those of any other person with rights under this contract will be subject to the assignment.



     o We are not responsible for the validity, tax or other legal consequences of any assignment.



     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.


In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

MINIMUM INITIAL AND SUBSEQUENT GROSS PURCHASE PAYMENTS




                                                              MINIMUM
                         MINIMUM            MINIMUM          AUTOMATIC
                         INITIAL          SUBSEQUENT         SUBSEQUENT
                     GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                         PAYMENT            PAYMENT           PAYMENT
    Qualified(1)    $2,000             $250               $100
        Non-
    Qualified(1)    $5,000             $500               $100



(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Gross Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.



     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

Effective January 15, 2016, if you have elected the following living benefit features:



     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date. IF YOU SEND A SUBSEQUENT GROSS PURCHASE PAYMENT AFTER THE FIFTH CONTRACT ANNIVERSARY, THE GROSS PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE GROSS PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS.



     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date. IF YOU SEND A SUBSEQUENT GROSS PURCHASE PAYMENT AFTER THE SECOND CONTRACT ANNIVERSARY, THE GROSS PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE GROSS PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS.

Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF GROSS PURCHASE PAYMENTS

Gross Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Annuity Service Center.



                                       9




Regular Mail:

Gross Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:



AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330




Express Delivery:


Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:



AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750




Electronic Transmission:


We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. If a broker-dealer is deemed to be our agent, Gross Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Gross Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Gross Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Gross Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Gross Purchase Payments, if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Gross Purchase Payment as of the date such Gross Purchase Payment is priced.



     o An initial Gross Purchase Payment is received by us in Good Order BEFORE Market Close, the Gross Purchase Payment will be priced within two NYSE business days after it is received.

If the Gross Purchase Payment is received in Good Order AFTER Market Close, the Gross Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Gross Purchase Payment as of the date such Gross Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Gross Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Gross Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.



ACCUMULATION UNITS


We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:


     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


                                       10



     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.



     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.



     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:


     o     Variable Portfolios


     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:




    ASSET ALLOCATION     BOND     STOCK


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


                                       11




Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.



You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.



PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:



     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").



     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


                                       12




AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       13



THE FOLLOWING AVAILABLE VARIABLE PORTFOLIOS ARE GROUPED BY ASSET CLASS AND LISTED ALPHABETICALLY.


ASSET ALLOCATION




UNDERLYING FUNDS                                 MANAGED BY:                                  TRUST
----------------------------------------------   ------------------------------------------   -------
 American Funds Asset Allocation                 Capital Research and Management Company      AFIS
 Franklin Founding Funds Allocation VIP Fund     Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                        Franklin Advisers, Inc.                      FTVIPT
 SA Edge Asset Allocation Portfolio              Principal Global Investors, LLC              AST
 SA JPMorgan Diversified Balanced Portfolio      J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio(1)                Massachusetts Financial Services Company     SAST



1 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND




UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST



STOCK




UNDERLYING FUNDS                                            MANAGED BY:                                      TRUST
---------------------------------------------------------   ----------------------------------------------   ------
 American Funds Global Growth                               Capital Research and Management Company          AFIS
 American Funds Growth-Income                               Capital Research and Management Company          AFIS
 American Funds Growth                                      Capital Research and Management Company          AFIS
 Invesco V.I. American Franchise Fund(2)                    Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund(2)                              Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                    Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Series Fund Mid Cap Stock Portfolio            Lord Abbett & Co. LLC                            LASF
 SA AB Growth Portfolio                                     AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                      AllianceBernstein L.P.                           SAST
 SA Boston Company Capital Growth Portfolio                 BNY Mellon AMNA                                  SAST
 SA Columbia Technology Portfolio                           Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(2)                        SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(SM) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                  Franklin Advisory Services, LLC                  SAST
 SA Invesco Growth Opportunities Portfolio                  Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                          Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                        J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio                 Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                          Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(2)          Massachusetts Financial Services Company         SAST
 SA MFS Telecom Utility Portfolio                           Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio         Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio             OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio        Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                       Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio               Wellington Management Company LLP                AST
 SA Wellington Growth Portfolio                             Wellington Management Company LLP                AST
 SA Wellington Natural Resources Portfolio                  Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                    Wells Capital Management Incorporated            SAST
 SA WellsCap Fundamental Growth Portfolio                   Wells Capital Management Incorporated            SAST



2 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.



                                       14



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



Transfers/Withdrawals from Fixed Accounts


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.



                                       15




Fixed Account Restrictions


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS



Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:




  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
        6-Month         $  600
        12-Month        $1,200
         2-Year         $2,400



     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.



     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.



     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM


Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program


Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



DCA Program Guidelines



     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account



                                       16




serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:



     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.



     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.



     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.

Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.



     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.



     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.



                                       17





TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543



Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.

Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.



SHORT-TERM TRADING POLICIES


This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.



STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy



     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.



     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.



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     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 17, 2018 and within the previous twelve months (from August 18, 2017 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2018 must be submitted by U.S. Mail (from August 18, 2018 through August 17, 2019).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:



     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not



                                       19




enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.


WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.



     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.



     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.



TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE




                             MINIMUM        MINIMUM
                           WITHDRAWAL       CONTRACT
                             AMOUNT         VALUE(1)
 Partial Withdrawal       $1,000         $500(2)
 Systematic Withdrawal    $  250         $500(2)



(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $500 after a withdrawal.

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.



Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570



Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will reduce the amount of each remaining systematic withdrawal(s) within the same contract year and may permanently reduce future guaranteed withdrawal amounts.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


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                            OPTIONAL LIVING BENEFITS
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None of the living benefits described below are available for election.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


MARKETLOCK INCOME PLUS


What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.


Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract.


In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:


                                 COVERED PERSON
                               MINIMUM     MAXIMUM
                                 AGE       AGE(1)
          One Owner              45          80
         Joint Owners
   (based on the age of the
         older Owner)            45          80

IF YOU ELECTED TWO COVERED PERSONS:


                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
       Joint Owners          45          80          45          85
       NON-QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(2)
        QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(2)


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.



How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each

Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


   AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
     TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
       Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday        5% of Income Base

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON
  OR SURVIVING COVERED PERSON AT         MAXIMUM ANNUAL
     TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
       Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday        5% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:


     1.   Invest 100% in the SA DFS Ultra Short Bond Portfolio


     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, SA Edge Asset Allocation, SA JPMorgan Diversified Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund and SA MFS Total Return

* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

** Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year. We will not accept subsequent Gross Purchase Payments after the 5th contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.


How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


        NUMBER OF
     COVERED PERSONS            ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us no later than 30 days after the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the

Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.


What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.


Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"


MARKETLOCK FOR LIFE PLUS

IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2008, PLEASE SEE APPENDIX D FOR DETAILS REGARDING CERTAIN DIFFERENCES TO THE LIVING BENEFIT PROVISIONS FROM THOSE DESCRIBED BELOW.


What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received in the contract's first five years are included in the Income Base.


Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges and all other benefits, features and conditions of your contract.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECTED ONE COVERED PERSON:


                                 COVERED PERSON
                               MINIMUM     MAXIMUM
                                 AGE       AGE(1)
          One Owner              45          80
         Joint Owners
   (based on the age of the
         older Owner)            45          80

IF YOU ELECTED TWO COVERED PERSONS:


                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
       Joint Owners          45          80          45          85
       NON-QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(2)
        QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(2)


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


                                           MAXIMUM ANNUAL
 AGE OF THE COVERED PERSON AT TIME OF        WITHDRAWAL
           FIRST WITHDRAWAL                  PERCENTAGE
    At least age 45 but prior to 60th
                Birthday                 4% of Income Base
    At least age 60 but prior to 76th
                Birthday                 5% of Income Base
          On or after 76th Birthday      6% of Income Base

TWO COVERED PERSONS
If the feature is elected to cover two lives, the following is applicable:


   AGE OF THE YOUNGER COVERED PERSON       MAXIMUM ANNUAL
    OR SURVIVING COVERED PERSON AT           WITHDRAWAL
       TIME OF FIRST WITHDRAWAL              PERCENTAGE
    At least age 45 but prior to 60th
                Birthday                 4% of Income Base
    At least age 60 but prior to 76th
                Birthday                 5% of Income Base
          On or after 76th Birthday      6% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus? As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS
You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the SA DFA Ultra Short Bond

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund, SA Edge Asset Allocation, SA JPMorgan Diversified Balanced and SA MFS Total Return

* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


** Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


     4. Invest in accordance with the requirements outlined in the table below:



   INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 20%     SA DFA Ultra Short Bond
  Cash              Maximum       SA Federated Corporate Bond
  and Fixed           100%        SA Goldman Sachs Global Bond
  Accounts                        SA JPMorgan MFS Core Bond
                                  SA Wellington Government and
                                  Quality Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)

  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     American Funds Asset
  Maximum       Maximum 80%     Allocation
                                American Funds Global Growth
                                American Funds Growth
                                American Funds Growth-Income
                                Franklin Founding Funds
                                Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                Lord Abbett Mid Cap Stock
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Telecom Utility
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and
                                SA Templeton Foreign Value
                                SA Wellington Capital
                                Appreciation
                                SA Wellington Growth
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental
                                Growth
 C. Limited      Minimum 0%     SA Boston Company Capital
  Equity        Maximum 20%     Growth
                                SA Columbia Technology
                                SA Fidelity Institutional AM
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid Cap Growth
                                SA Wellington Natural
                                Resoureses


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 5th contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE"CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

            (a)        is the current Income Base; and

            (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

            (a) the Income Base calculated based on the maximum Anniversary Value; and

            (b)        the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase

Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT           ANNUALIZED FEE
      For One Covered Person   0.75% of Income Base
     For Two Covered Persons   1.00% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" ABOVE. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.


What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender or termination of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"


MARKETLOCK


What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.


When and how can I elect MarketLock?

You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.


How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:



                                        MAXIMUM            INITIAL
                                         ANNUAL            MINIMUM
                                       WITHDRAWAL        WITHDRAWAL
     TIME OF FIRST WITHDRAWAL         PERCENTAGE*          PERIOD
      Before 7th Benefit Year
          anniversary                     5%              20 years
   On or after 7th Benefit Year
           anniversary                    7%           14.28 years**
   On or after the older contract                    Life of the older
       owner's 65th birthday***           5%           contract owner


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Gross Purchase Payments after the 2nd contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of

Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated as a percentage of the MAV Benefit Base and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.


MINIMUM WITHDRAWAL PERIOD:

On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.


  THE AMOUNT WITHDRAWN
    IN A BENEFIT YEAR       EFFECT ON MINIMUM WITHDRAWAL PERIOD
     Amounts up to the        New Minimum Withdrawal Period =
       Maximum Annual      the MAV Benefit Base (which includes
     Withdrawal Amount         a deduction for any previous
                           withdrawals), divided by the current
                             Maximum Annual Withdrawal Amount
   Amounts in excess of       New Minimum Withdrawal Period =
    the Maximum Annual      the Minimum Withdrawal Period as of
     Withdrawal Amount     the prior contract anniversary minus
                                         one year

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.


What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.


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                        MARKETLOCK EXTENSION PARAMETERS
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The information below is important to you if you purchased a contract between MAY 1, 2006 AND MAY 31, 2009 and you elected the MARKETLOCK living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.50%            0.75%

As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.

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                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
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The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "MLIP Extension") for an additional five years. If you elected the initial first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary, provided the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of Extension. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the initial first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at purchase, PLEASE SEE THE MARKETLOCK INCOME PLUS SECTION UNDER OPTIONAL LIVING BENEFITS.


How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts purchased between MAY 1, 2008 AND MAY 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the second Extension?

If you elect the second Extension, the fee for the living benefit which is calculated as a percentage of the Income Base and deducted quarterly will be increased by 0.15% as follows:




                            CURRENT           ANNUALIZED FEE
    NUMBER OF        ANNUALIZED FEE AFTER      AFTER SECOND
 COVERED PERSONS        FIRST EXTENSION         EXTENSION
        One                 1.10%                 1.25%
        Two                 1.35%                 1.50%



What are the investment requirements if I elect the second Extension?

If you elect the second Extension, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:




 Option 1     100% to one or more of the following portfolios:
              American Funds Asset Allocation
              Franklin Founding Funds Allocation VIP Fund
              Franklin Income VIP Fund
              SA Edge Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
 Option 2     100% in one of the following:
              Allocation A*
              Allocation B*
              * Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the
              POLARIS PORTFOLIO ALLOCATOR PROGRAM
              AND SAMPLE PORTFOLIOS FOR CONTRACTS
              ISSUED PRIOR TO FEBRUARY 6, 2017
              APPENDIX.



As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.


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                 MARKETLOCK FOR LIFE PLUS EXTENSION PARAMETERS

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The information below is important to you if you purchased a contract between FEBRUARY 11, 2008 AND MAY 3, 2009 and you elected the MarketLock For Life Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you have an opportunity to extend the Income Base Evaluation Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension on or about your tenth anniversary, you will not be permitted to extend the Income Base Evaluation Periods in the future.

As a reminder, you also have the option to cancel your MarketLock For Life Plus living benefit on tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock For Life Plus living benefit and you will no longer be charged the fee. Please see "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?" IN THE MARKETLOCK FOR LIFE PLUS SECTION UNDER OPTIONAL LIVING BENEFITS.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the Extension, we will send you a new contract endorsement.

For information on the MarketLock Income Plus living benefit you elected at purchase, please see MARKETLOCK FOR LIFE PLUS SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. The terms of the Extension for contract purchased between February 11, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you purchased your contract between FEBRUARY 11, 2008 AND APRIL 30, 2008 and if you elect the Extension, the fee for the feature will be increased by 0.25% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF         percentage of the      percentage of the
 COVERED PERSONS        Income Base)            Income Base)
        One                0.70%                   0.95%
        Two                0.95%                   1.20%



If you purchased your contract between MAY 1, 2008 AND MAY 3, 2009 and if you elect the Extension, the fee for the feature will be increased by 0.25% as follows:




                     CURRENT ANNUALIZED     ANNUALIZED FEE AFTER
                             FEE                 EXTENSION
                      (calculated as a        (calculated as a
    NUMBER OF         percentage of the      percentage of the
 COVERED PERSONS        Income Base)            Income Base)
        One                0.75%                   1.00%
        Two                1.00%                   1.25%



What are the investment requirements if I elect the Extension?

If you elect the Extension, you must allocate your assets in accordance with one of the following 3 options:




 Option 1     100% IN ONE OR MORE OF THE FOLLOWING VARIABLE
              PORTFOLIOS:
              American Funds Asset Allocation
              Franklin Founding Funds Allocation VIP Fund
              Franklin Income VIP Fund
              SA Edge Asset Allocation
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
 Option 2     100% IN EITHER ALLOCATION A* OR ALLOCATION B*
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models in APPENDIX I -
              POLARIS PORTFOLIO ALLOCATOR PROGRAM AND
              SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED
              PRIOR TO FEBRUARY 6, 2017
 Option 3     100% IN ACCORDANCE WITH THE REQUIREMENTS
              OUTLINED IN THE TABLE BELOW:





  INVESTMENT       INVESTMENT         VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 20%     SA DFA Ultra Short Bond
  CASH AND         Maximum       SA Federated Corporate Bond
  FIXED              100%        SA Goldman Sachs Global Bond
  ACCOUNTS                       SA JPMorgan MFS Core Bond
                                 SA Wellington Government and
                                 Quality Bond
                                 SA Wellington Real Return
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)

  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     American Funds Asset
  MAXIMUM       Maximum 80%     Allocation
                                American Funds Global Growth
                                American Funds Growth
                                American Funds Growth-Income
                                Franklin Founding Funds
                                Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                Lord Abbett Mid Cap Stock
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Telecom Utility
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PineBridge High-Yield Bond
                                Portfolio
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA Wellington Capital
                                Appreciation
                                SA Wellington Growth
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental
                                Growth
 C. LIMITED      Minimum 0%     SA Boston Company Capital
  EQUITY        Maximum 20%     Growth
                                SA Columbia Technology
                                SA Fidelity Institutional AM
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth
                                SA Wellington Natural
                                Resources



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 DEATH BENEFITS
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Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.




                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant



We do not pay a death benefit if:

     o     your contract value is reduced to zero; or



     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.



     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.



     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.



     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.



     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or


                                       43




     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     (3) A written statement by a medical doctor who attended the deceased at the time of death.



When Death Benefits are Calculated




     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or



     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or



     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:



     o Generally, the contract, its benefits and elected features, if any, remain the same.



     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.



     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.



We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.



We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.



                                       44




EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of annuity income payments over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:



     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.



     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.



     o The Beneficiary may withdraw all or a portion of the contract value at any time.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.



We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:



     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.



Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program



     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.




     o     No Purchase Payments are permitted.



     o Optional features, including Death Benefits, that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.



     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.



     o The contract may not be assigned and ownership may not be changed or jointly owned.



     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.

Investment Options

The Beneficiary may transfer funds among the available investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



DEATH BENEFIT DEFINED TERMS


The term "Withdrawal Adjustment" is used, if you have elected the living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.



DEATH BENEFIT

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.


The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

                                       45



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawal since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Gross Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or


          b.  125% of contract value.


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                                    EXPENSES
--------------------------------------------------------------------------------
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Sales Charge

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.





SEPARATE ACCOUNT CHARGES........ 0.85%



(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)



                                       46




The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.



SALES CHARGE

A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below. We call the investment levels in the schedule below "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. PLEASE SEE EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 IN APPENDIX H.

Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:

     (1)    The subsequent Gross Purchase Payment when received by us; and,

     (2)    The greater of:

            (a) The contract value on the date that subsequent Gross Purchase Payment is received, or;

            (b) The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.


SALES CHARGE SCHEDULE



                           MAXIMUM SALES
                            CHARGE AS A
                           PERCENTAGE OF
TOTAL INVESTMENT           GROSS PURCHASE
AMOUNT RECEIVED           PAYMENT INVESTED
 Less than $50,000                  5.75%
  $ 50,000-$99,999                  4.75%
 $100,000-$249,999                  3.50%
 $250,000-$499,999                  2.50%
 $500,000-$999,999                  2.00%
 $1,000,000 and over*               0.50%


* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.

IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 9, 2009, PLEASE SEE SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 IN APPENDIX G.

We reserve the right to modify, suspend, or terminate this program at any time.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


                                       47



     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Gross Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.



12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated


                                       48



to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE



After 15 Transfers..... $25


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.75% of Income Base
 For Two Covered Persons     1.00% of Income Base

If you purchased your contract prior to May 1, 2008, please see Appendix D for the fee applicable to this feature.


                                       49



OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be calculated as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


                                            ANNUALIZED FEE
 All years in which the feature is
 in effect                            0.50% of MAV Benefit Base

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling


                                       50



firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2017 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.

PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their


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marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a living benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a living benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income


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payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general



                                       53




informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.



ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts.



     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.



     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.



     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:



     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)



     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)



     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.



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TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.



Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);


     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


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     o payments to certain individuals called up for active duty after September 11, 2001;



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:



     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and



     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or



    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or



     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.


Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


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COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.



TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a



                                       57




non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")


A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)


should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


NON-QUALIFIED CONTRACTS


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.



QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:



     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.



DIVERSIFICATION AND INVESTOR CONTROL


DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.



                                       58




INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


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                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of


                                       59



the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.


The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX B FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


                                       60



THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire


                                       61

into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       62


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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/08          4/30/09          4/30/10
================================================================= ================ ================ ================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.305       (a)$16.787       (a)$12.412
                                                                  (b)$17.120       (b)$16.566       (b)$12.218
 Ending AUV...................................................... (a)$16.787       (a)$12.412       (a)$15.640
                                                                  (b)$16.566       (b)$12.218       (b)$15.357
 Ending Number of
   AUs........................................................... (a)9,514,179     (a)12,936,037    (a)12,198,747
                                                                  (b)171,524       (b)202,418       (b)184,255

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$23.856       (a)$24.374       (a)$16.058
                                                                  (b)$23.599       (b)$24.051       (b)$15.806
 Ending AUV...................................................... (a)$24.374       (a)$16.058       (a)$22.164
                                                                  (b)$24.051       (b)$15.806       (b)$21.761
 Ending Number of
   AUs........................................................... (a)6,670,604     (a)8,676,054     (a)8,135,364
                                                                  (b)116,071       (b)133,695       (b)122,640

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$21.888       (a)$21.938       (a)$13.684
                                                                  (b)$21.647       (b)$21.642       (b)$13.467
 Ending AUV...................................................... (a)$21.938       (a)$13.684       (a)$18.985
                                                                  (b)$21.642       (b)$13.467       (b)$18.636
 Ending Number of
   AUs........................................................... (a)4,738,967     (a)6,505,924     (a)6,169,175
                                                                  (b)93,118        (b)90,719        (b)93,343

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.636       (a)$18.613       (a)$12.268
                                                                  (b)$19.403       (b)$18.346       (b)$12.062
 Ending AUV...................................................... (a)$18.613       (a)$12.268       (a)$16.452
                                                                  (b)$18.346       (b)$12.062       (b)$16.135
 Ending Number of
   AUs........................................................... (a)10,943,193    (a)13,932,499    (a)13,297,931
                                                                  (b)180,363       (b)181,322       (b)168,887

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$10.000       (a)$9.970        (a)$6.651
                                                                  (b)$10.000       (b)$9.969        (b)$6.634
 Ending AUV...................................................... (a)$9.970        (a)$6.651        (a)$8.958
                                                                  (b)$9.969        (b)$6.634        (b)$8.912
 Ending Number of
   AUs........................................................... (a)83,149        (a)2,705,579     (a)2,731,570
                                                                  (b)9             (b)11,009        (b)12,697

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$10.000       (a)$10.124       (a)$7.331
                                                                  (b)$10.000       (b)$10.122       (b)$7.322
 Ending AUV...................................................... (a)$10.124       (a)$7.331        (a)$10.018
                                                                  (b)$10.122       (b)$7.322        (b)$9.980
 Ending Number of
   AUs........................................................... (a)63,993        (a)1,071,486     (a)1,228,123
                                                                  (b)9             (b)10,871        (b)10,923

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.477       (a)$11.075       (a)$7.116
                                                                  (b)$10.371       (b)$10.936       (b)$7.009
 Ending AUV...................................................... (a)$11.075       (a)$7.116        (a)$10.360
                                                                  (b)$10.936       (b)$7.009        (b)$10.179
 Ending Number of
   AUs........................................................... (a)177,652       (a)184,232       (a)195,773
                                                                  (b)1,157         (b)1,820         (b)1,483

------------------------------------------------------------------



                                                                                        FISCAL           FISCAL
                                                                      8 MONTHS           YEAR             YEAR
                                                                        ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/10*        12/31/11         12/31/12
================================================================= ================ ================ ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.640       (a)$16.764       (a)$16.837
                                                                  (b)$15.357       (b)$16.433       (b)$16.464
 Ending AUV...................................................... (a)$16.764       (a)$16.837       (a)$19.397
                                                                  (b)$16.433       (b)$16.464       (b)$18.920
 Ending Number of
   AUs........................................................... (a)11,346,101    (a)9,908,980     (a)8,547,201
                                                                  (b)167,132       (b)150,599       (b)122,362

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$22.164       (a)$24.316       (a)$21.968
                                                                  (b)$21.761       (b)$23.834       (b)$21.479
 Ending AUV...................................................... (a)$24.316       (a)$21.968       (a)$26.696
                                                                  (b)$23.834       (b)$21.479       (b)$26.036
 Ending Number of
   AUs........................................................... (a)7,569,322     (a)6,808,373     (a)5,654,983
                                                                  (b)116,069       (b)104,031       (b)83,741

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$18.985       (a)$20.908       (a)$19.845
                                                                  (b)$18.636       (b)$20.489       (b)$19.398
 Ending AUV...................................................... (a)$20.908       (a)$19.845       (a)$23.196
                                                                  (b)$20.489       (b)$19.398       (b)$22.618
 Ending Number of
   AUs........................................................... (a)5,678,306     (a)5,005,475     (a)4,202,694
                                                                  (b)87,329        (b)79,384        (b)63,982

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.452       (a)$17.328       (a)$16.867
                                                                  (b)$16.135       (b)$16.966       (b)$16.473
 Ending AUV...................................................... (a)$17.328       (a)$16.867       (a)$19.648
                                                                  (b)$16.966       (b)$16.473       (b)$19.141
 Ending Number of
   AUs........................................................... (a)12,409,667    (a)10,783,993    (a)9,060,462
                                                                  (b)157,423       (b)137,060       (b)111,960

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$8.958        (a)$9.399        (a)$9.176
                                                                  (b)$8.912        (b)$9.336        (b)$9.091
 Ending AUV...................................................... (a)$9.399        (a)$9.176        (a)$10.493
                                                                  (b)$9.336        (b)$9.091        (b)$10.371
 Ending Number of
   AUs........................................................... (a)2,658,437     (a)2,509,007     (a)2,314,030
                                                                  (b)12,438        (b)11,966        (b)10,887

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$10.018       (a)$10.630       (a)$10.791
                                                                  (b)$9.980        (b)$10.572       (b)$10.705
 Ending AUV...................................................... (a)$10.630       (a)$10.791       (a)$12.053
                                                                  (b)$10.572       (b)$10.705       (b)$11.928
 Ending Number of
   AUs........................................................... (a)1,256,497     (a)1,242,645     (a)1,275,838
                                                                  (b)18,697        (b)19,610        (b)20,158

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.360       (a)$11.394       (a)$10.576
                                                                  (b)$10.179       (b)$11.176       (b)$10.347
 Ending AUV...................................................... (a)$11.394       (a)$10.576       (a)$11.891
                                                                  (b)$11.176       (b)$10.347       (b)$11.605
 Ending Number of
   AUs........................................................... (a)178,242       (a)146,759       (a)103,939
                                                                  (b)1,396         (b)166           (b)166

------------------------------------------------------------------



                                                                       FISCAL          FISCAL          FISCAL          FISCAL
                                                                        YEAR            YEAR            YEAR            YEAR
                                                                       ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/13        12/31/14        12/31/15        12/31/16
================================================================= =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.397      (a)$23.791      (a)$24.862      (a)$24.997
                                                                  (b)$18.920      (b)$23.147      (b)$24.130      (b)$24.199
 Ending AUV...................................................... (a)$23.791      (a)$24.862      (a)$24.997      (a)$27.118
                                                                  (b)$23.147      (b)$24.130      (b)$24.199      (b)$26.188
 Ending Number of
   AUs........................................................... (a)9,074,624    (a)8,955,170    (a)8,163,828    (a)7,579,245
                                                                  (b)149,563      (b)154,806      (b)148,261      (b)143,449

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$26.696      (a)$34.195      (a)$34.690      (a)$36.783
                                                                  (b)$26.036      (b)$33.267      (b)$33.664      (b)$35.606
 Ending AUV...................................................... (a)$34.195      (a)$34.690      (a)$36.783      (a)$36.699
                                                                  (b)$33.267      (b)$33.664      (b)$35.606      (b)$35.436
 Ending Number of
   AUs........................................................... (a)4,694,539    (a)4,171,345    (a)3,702,559    (a)3,451,228
                                                                  (b)73,390       (b)62,262       (b)58,934       (b)53,996

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$23.196      (a)$29.925      (a)$32.197      (a)$34.113
                                                                  (b)$22.618      (b)$29.106      (b)$31.238      (b)$33.015
 Ending AUV...................................................... (a)$29.925      (a)$32.197      (a)$34.113      (a)$37.035
                                                                  (b)$29.106      (b)$31.238      (b)$33.015      (b)$35.753
 Ending Number of
   AUs........................................................... (a)3,430,117    (a)2,998,114    (a)2,686,691    (a)2,467,231
                                                                  (b)56,713       (b)45,696       (b)44,738       (b)39,427

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.648      (a)$26.009      (a)$28.532      (a)$28.702
                                                                  (b)$19.141      (b)$25.276      (b)$27.658      (b)$27.753
 Ending AUV...................................................... (a)$26.009      (a)$28.532      (a)$28.702      (a)$31.738
                                                                  (b)$25.276      (b)$27.658      (b)$27.753      (b)$30.613
 Ending Number of
   AUs........................................................... (a)7,446,014    (a)6,452,365    (a)5,850,131    (a)5,271,051
                                                                  (b)99,087       (b)83,920       (b)78,141       (b)65,797

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$10.493      (a)$12.878      (a)$13.133      (a)$12.213
                                                                  (b)$10.371      (b)$12.696      (b)$12.915      (b)$11.980
 Ending AUV...................................................... (a)$12.878      (a)$13.133      (a)$12.213      (a)$13.706
                                                                  (b)$12.696      (b)$12.915      (b)$11.980      (b)$13.411
 Ending Number of
   AUs........................................................... (a)1,114,759    (a)978,762      (a)968,923      (a)912,386
                                                                  (b)9,873        (b)9,334        (b)1,930        (b)1,744

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$12.053      (a)$13.618      (a)$14.126      (a)$13.018
                                                                  (b)$11.928      (b)$13.443      (b)$13.910      (b)$12.787
 Ending AUV...................................................... (a)$13.618      (a)$14.126      (a)$13.018      (a)$14.719
                                                                  (b)$13.443      (b)$13.910      (b)$12.787      (b)$14.421
 Ending Number of
   AUs........................................................... (a)1,587,307    (a)1,455,604    (a)1,362,508    (a)1,246,368
                                                                  (b)21,389       (b)29,876       (b)30,632       (b)29,443

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.891      (a)$16.484      (a)$17.679      (a)$18.362
                                                                  (b)$11.605      (b)$16.048      (b)$17.169      (b)$17.787
 Ending AUV...................................................... (a)$16.484      (a)$17.679      (a)$18.362      (a)$18.574
                                                                  (b)$16.048      (b)$17.169      (b)$17.787      (b)$17.948
 Ending Number of
   AUs........................................................... (a)83,508       (a)74,355       (a)70,725       (a)63,380
                                                                  (b)139          (b)139          (b)138          (b)309

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                  12/31/17
================================================================= ==============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$27.118
                                                                  (b)$26.188
 Ending AUV...................................................... (a)$31.254
                                                                  (b)$30.106
 Ending Number of
   AUs........................................................... (a)6,809,415
                                                                  (b)130,854

------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$36.699
                                                                  (b)$35.436
 Ending AUV...................................................... (a)$47.841
                                                                  (b)$46.080
 Ending Number of
   AUs........................................................... (a)2,999,772
                                                                  (b)46,693

------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$37.035
                                                                  (b)$35.753
 Ending AUV...................................................... (a)$47.112
                                                                  (b)$45.368
 Ending Number of
   AUs........................................................... (a)2,158,864
                                                                  (b)33,858

------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$31.738
                                                                  (b)$30.613
 Ending AUV...................................................... (a)$38.514
                                                                  (b)$37.056
 Ending Number of
   AUs........................................................... (a)4,720,490
                                                                  (b)58,587

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$13.706
                                                                  (b)$13.411
 Ending AUV...................................................... (a)$15.218
                                                                  (b)$14.854
 Ending Number of
   AUs........................................................... (a)830,160
                                                                  (b)2,342

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV................................................... (a)$14.719
                                                                  (b)$14.421
 Ending AUV...................................................... (a)$16.006
                                                                  (b)$15.643
 Ending Number of
   AUs........................................................... (a)1,164,766
                                                                  (b)27,962

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$18.574
                                                                  (b)$17.948
 Ending AUV...................................................... (a)$23.395
                                                                  (b)$22.550
 Ending Number of
   AUs........................................................... (a)57,210
                                                                  (b)138

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-1



                                                                       FISCAL            FISCAL            FISCAL
                                                                        YEAR              YEAR              YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                    4/30/08          4/30/09           4/30/10
================================================================= ================ ================= =================
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.336       (a)$13.302        (a)$8.709
                                                                  (b)$15.131       (b)$13.092        (b)$8.550
 Ending AUV...................................................... (a)$13.302       (a)$8.709         (a)$12.243
                                                                  (b)$13.092       (b)$8.550         (b)$11.989
 Ending Number of
   AUs........................................................... (a)9,072,219     (a)12,221,437     (a)11,307,011
                                                                  (b)134,282       (b)176,388        (b)168,531

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.822       (a)$15.388        (a)$10.260
                                                                  (b)$16.567       (b)$15.116        (b)$10.054
 Ending AUV...................................................... (a)$15.388       (a)$10.260        (a)$14.426
                                                                  (b)$15.116       (b)$10.054        (b)$14.101
 Ending Number of
   AUs........................................................... (a)8,100,129     (a)11,669,782     (a)11,242,382
                                                                  (b)192,450       (b)224,786        (b)201,648

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$14.681       (a)$13.707        (a)$8.609
                                                                  (b)$14.499       (b)$13.504        (b)$8.460
 Ending AUV...................................................... (a)$13.707       (a)$8.609         (a)$11.967
                                                                  (b)$13.504       (b)$8.460         (b)$11.731
 Ending Number of
   AUs........................................................... (a)4,820,483     (a)6,088,391      (a)5,788,770
                                                                  (b)114,435       (b)121,581        (b)103,374

------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$16.994       (a)$14.292        (a)$9.091
                                                                  (b)$16.784       (b)$14.080        (b)$8.933
 Ending AUV...................................................... (a)$14.292       (a)$9.091         (a)$13.089
                                                                  (b)$14.080       (b)$8.933         (b)$12.830
 Ending Number of
   AUs........................................................... (a)2,275,007     (a)2,439,723      (a)2,270,488
                                                                  (b)41,662        (b)37,964         (b)32,565

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.502        (a)$8.465         (a)$5.800
                                                                  (b)$8.370        (b)$8.313         (b)$5.681
 Ending AUV...................................................... (a)$8.465        (a)$5.800         (a)$7.788
                                                                  (b)$8.313        (b)$5.681         (b)$7.609
 Ending Number of
   AUs........................................................... (a)1,908,105     (a)1,742,225      (a)1,536,717
                                                                  (b)32,954        (b)31,405         (b)26,813

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO (FORMERLY SMALL & MID CAP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.474       (a)$10.611        (a)$7.074
                                                                  (b)$11.444       (b)$10.557        (b)$7.020
 Ending AUV...................................................... (a)$10.611       (a)$7.074         (a)$11.289
                                                                  (b)$10.557       (b)$7.020         (b)$11.175
 Ending Number of
   AUs........................................................... (a)1,344,638     (a)4,884,063      (a)4,330,001
                                                                  (b)17,817        (b)53,472         (b)57,801

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.771        (a)$8.916         (a)$5.523
                                                                  (b)$8.631        (b)$8.751         (b)$5.407
 Ending AUV...................................................... (a)$8.916        (a)$5.523         (a)$7.354
                                                                  (b)$8.751        (b)$5.407         (b)$7.182
 Ending Number of
   AUs........................................................... (a)310,147       (a)534,035        (a)498,084
                                                                  (b)5,571         (b)8,186          (b)8,035

------------------------------------------------------------------



                                                                                         FISCAL           FISCAL
                                                                       8 MONTHS           YEAR             YEAR
                                                                        ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/10*         12/31/11         12/31/12
================================================================= ================= ================ ================
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.243        (a)$13.167       (a)$12.780
                                                                  (b)$11.989        (b)$12.872       (b)$12.463
 Ending AUV...................................................... (a)$13.167        (a)$12.780       (a)$15.070
                                                                  (b)$12.872        (b)$12.463       (b)$14.659
 Ending Number of
   AUs........................................................... (a)10,539,350     (a)9,245,018     (a)7,773,960
                                                                  (b)154,443        (b)139,987       (b)120,678

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$14.426        (a)$14.956       (a)$14.494
                                                                  (b)$14.101        (b)$14.594       (b)$14.108
 Ending AUV...................................................... (a)$14.956        (a)$14.494       (a)$16.433
                                                                  (b)$14.594        (b)$14.108       (b)$15.955
 Ending Number of
   AUs........................................................... (a)10,651,814     (a)9,382,543     (a)8,091,283
                                                                  (b)181,291        (b)161,779       (b)136,496

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.967        (a)$12.591       (a)$11.726
                                                                  (b)$11.731        (b)$12.322       (b)$11.446
 Ending AUV...................................................... (a)$12.591        (a)$11.726       (a)$13.032
                                                                  (b)$12.322        (b)$11.446       (b)$12.689
 Ending Number of
   AUs........................................................... (a)5,341,006      (a)4,623,857     (a)3,930,203
                                                                  (b)98,787         (b)96,119        (b)84,768

------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$13.089        (a)$14.566       (a)$13.863
                                                                  (b)$12.830        (b)$14.254       (b)$13.532
 Ending AUV...................................................... (a)$14.566        (a)$13.863       (a)$15.745
                                                                  (b)$14.254        (b)$13.532       (b)$15.331
 Ending Number of
   AUs........................................................... (a)2,078,217      (a)1,780,264     (a)1,469,511
                                                                  (b)23,655         (b)22,029        (b)19,586

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$7.788         (a)$8.268        (a)$7.989
                                                                  (b)$7.609         (b)$8.065        (b)$7.773
 Ending AUV...................................................... (a)$8.268         (a)$7.989        (a)$9.213
                                                                  (b)$8.065         (b)$7.773        (b)$8.942
 Ending Number of
   AUs........................................................... (a)1,386,226      (a)1,118,951     (a)935,343
                                                                  (b)24,925         (b)22,485        (b)17,875

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO (FORMERLY SMALL & MID CAP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.289        (a)$11.812       (a)$10.749
                                                                  (b)$11.175        (b)$11.673       (b)$10.596
 Ending AUV...................................................... (a)$11.812        (a)$10.749       (a)$12.609
                                                                  (b)$11.673        (b)$10.596       (b)$12.399
 Ending Number of
   AUs........................................................... (a)4,053,341      (a)3,847,381     (a)3,375,489
                                                                  (b)56,013         (b)56,523        (b)51,662

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$7.354         (a)$7.784        (a)$7.598
                                                                  (b)$7.182         (b)$7.589        (b)$7.389
 Ending AUV...................................................... (a)$7.784         (a)$7.598        (a)$8.561
                                                                  (b)$7.589         (b)$7.389        (b)$8.305
 Ending Number of
   AUs........................................................... (a)469,813        (a)396,118       (a)342,971
                                                                  (b)8,133          (b)7,266         (b)7,204

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.070       (a)$20.271       (a)$21.928
                                                                  (b)$14.659       (b)$19.669       (b)$21.224
 Ending AUV...................................................... (a)$20.271       (a)$21.928       (a)$20.396
                                                                  (b)$19.669       (b)$21.224       (b)$19.691
 Ending Number of
   AUs........................................................... (a)6,491,898     (a)5,679,428     (a)5,255,015
                                                                  (b)107,626       (b)98,047        (b)93,248

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.433       (a)$21.797       (a)$23.766
                                                                  (b)$15.955       (b)$21.110       (b)$22.960
 Ending AUV...................................................... (a)$21.797       (a)$23.766       (a)$22.784
                                                                  (a)$21.110       (b)$22.960       (b)$21.957
 Ending Number of
   AUs........................................................... (a)6,482,201     (a)5,582,977     (a)5,066,648
                                                                  (b)108,468       (b)91,581        (b)87,637

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.032       (a)$17.561       (a)$18.745
                                                                  (b)$12.689       (b)$17.057       (b)$18.162
 Ending AUV...................................................... (a)$17.561       (a)$18.745       (a)$18.054
                                                                  (b)$17.057       (b)$18.162       (b)$17.449
 Ending Number of
   AUs........................................................... (a)2,803,765     (a)2,335,427     (a)2,083,246
                                                                  (b)58,608        (b)48,496        (b)47,740

------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$15.745       (a)$20.346       (a)$22.499
                                                                  (b)$15.331       (b)$19.762       (b)$21.799
 Ending AUV...................................................... (a)$20.346       (a)$22.499       (a)$21.463
                                                                  (b)$19.762       (b)$21.799       (b)$20.743
 Ending Number of
   AUs........................................................... (a)1,233,545     (a)1,035,985     (a)938,255
                                                                  (b)16,188        (b)14,032        (b)12,854

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.213        (a)$12.525       (a)$14.143
                                                                  (b)$8.942        (b)$12.126       (b)$13.658
 Ending AUV...................................................... (a)$12.525       (a)$14.143       (a)$15.563
                                                                  (b)$12.126       (b)$13.658       (b)$14.992
 Ending Number of
   AUs........................................................... (a)787,183       (a)663,103       (a)602,403
                                                                  (b)16,973        (b)16,484        (b)14,366

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO (FORMERLY SMALL & MID CAP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.609       (a)$17.185       (a)$18.550
                                                                  (b)$12.399       (b)$16.856       (b)$18.149
 Ending AUV...................................................... (a)$17.185       (a)$18.550       (a)$17.276
                                                                  (b)$16.856       (b)$18.149       (b)$16.861
 Ending Number of
   AUs........................................................... (a)1,887,813     (a)1,400,384     (a)1,310,436
                                                                  (b)35,881        (b)26,276        (b)25,758

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.561        (a)$10.946       (a)$11.756
                                                                  (b)$8.305        (b)$10.592       (b)$11.348
 Ending AUV...................................................... (a)$10.946       (a)$11.756       (a)$12.276
                                                                  (b)$10.592       (b)$11.348       (b)$11.820
 Ending Number of
   AUs........................................................... (a)288,330       (a)251,749       (a)237,733
                                                                  (b)6,985         (b)6,915         (b)7,096

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17
================================================================= ================ ===============
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$20.396       (a)$23.659
                                                                  (b)$19.691       (b)$22.785
 Ending AUV...................................................... (a)$23.659       (a)$27.583
                                                                  (b)$22.785       (b)$26.498
 Ending Number of
   AUs........................................................... (a)4,652,802     (a)4,148,766
                                                                  (b)83,530        (b)70,177

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$22.784       (a)$26.981
                                                                  (b)$21.957       (b)$25.937
 Ending AUV...................................................... (a)$26.981       (a)$30.509
                                                                  (b)$25.937       (b)$29.255
 Ending Number of
   AUs........................................................... (a)4,414,614     (a)3,978,832
                                                                  (b)76,603        (b)63,465

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$18.054       (a)$20.965
                                                                  (b)$17.449       (b)$20.212
 Ending AUV...................................................... (a)$20.965       (a)$23.570
                                                                  (b)$20.212       (b)$22.667
 Ending Number of
   AUs........................................................... (a)1,850,874     (a)1,662,412
                                                                  (b)39,799        (b)37,014

------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$21.463       (a)$24.771
                                                                  (b)$20.743       (b)$23.880
 Ending AUV...................................................... (a)$24.771       (a)$26.241
                                                                  (b)$23.880       (b)$25.234
 Ending Number of
   AUs........................................................... (a)850,736       (a)766,738
                                                                  (b)11,543        (b)11,576

------------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.563       (a)$15.827
                                                                  (b)$14.992       (b)$15.208
 Ending AUV...................................................... (a)$15.827       (a)$20.663
                                                                  (b)$15.208       (b)$19.806
 Ending Number of
   AUs........................................................... (a)542,817       (a)495,039
                                                                  (b)14,549        (b)12,664

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO (FORMERLY SMALL & MID CAP VALUE PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.276       (a)$21.352
                                                                  (b)$16.861       (b)$20.787
 Ending AUV...................................................... (a)$21.352       (a)$23.881
                                                                  (b)$20.787       (b)$23.192
 Ending Number of
   AUs........................................................... (a)1,105,818     (a)991,877
                                                                  (b)22,078        (b)18,084

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH PORTFOLIO (FORMERLY CAPITAL GROWTH PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.276       (a)$12.427
                                                                  (b)$11.820       (b)$11.935
 Ending AUV...................................................... (a)$12.427       (a)$15.215
                                                                  (b)$11.935       (b)$14.577
 Ending Number of
   AUs........................................................... (a)227,204       (a)199,619
                                                                  (b)7,371         (b)7,014

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-2



                                                                       FISCAL            FISCAL           FISCAL
                                                                        YEAR              YEAR             YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                    4/30/08          4/30/09           4/30/10
================================================================= ================ ================= ================
SA COLUMBIA TECHNOLOGY PORTFOLIO (FORMERLY TECHNOLOGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$2.440        (a)$2.404         (a)$1.557
                                                                  (b)$2.399        (b)$2.356         (b)$1.519
 Ending AUV...................................................... (a)$2.404        (a)$1.557         (a)$2.188
                                                                  (b)$2.356        (b)$1.519         (b)$2.117
 Ending Number of
   AUs........................................................... (a)149,529       (a)287,465        (a)315,915
                                                                  (b)119           (b)119            (b)118

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.650       (a)$11.923        (a)$11.865
                                                                  (b)$11.447       (b)$11.665        (b)$11.570
 Ending AUV...................................................... (a)$11.923       (a)$11.865        (a)$11.727
                                                                  (b)$11.665       (b)$11.570        (b)$11.407
 Ending Number of
   AUs........................................................... (a)903,101       (a)1,874,622      (a)923,248
                                                                  (b)146           (b)6,272          (b)2,612

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO (FORMERLY "DOGS" OF WALL STREET PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.874       (a)$14.814        (a)$10.130
                                                                  (b)$15.627       (b)$14.547        (b)$9.923
 Ending AUV...................................................... (a)$14.814       (a)$10.130        (a)$13.899
                                                                  (b)$14.547       (b)$9.923         (b)$13.581
 Ending Number of
   AUs........................................................... (a)55,858        (a)56,776         (a)53,091
                                                                  (b)2,899         (b)2,177          (b)2,132

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION PORTFOLIO (FORMERLY ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$14.394       (a)$14.370        (a)$11.218
                                                                  (b)$14.172       (b)$14.114        (b)$10.991
 Ending AUV...................................................... (a)$14.370       (a)$11.218        (a)$14.345
                                                                  (b)$14.114       (b)$10.991        (b)$14.020
 Ending Number of
   AUs........................................................... (a)262,850       (a)306,441        (a)289,041
                                                                  (b)3,098         (b)5,211          (b)9,708

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO (FORMERLY CORPORATE BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.076       (a)$15.571        (a)$15.045
                                                                  (b)$14.837       (b)$15.286        (b)$14.733
 Ending AUV...................................................... (a)$15.571       (a)$15.045        (a)$19.087
                                                                  (b)$15.286       (b)$14.733        (b)$18.644
 Ending Number of
   AUs........................................................... (a)7,436,341     (a)10,135,061     (a)9,998,898
                                                                  (b)110,217       (b)152,505        (b)148,597

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$39.987       (a)$33.273        (a)$16.770
                                                                  (b)$39.374       (b)$32.682        (b)$16.431
 Ending AUV...................................................... (a)$33.273       (a)$16.770        (a)$26.103
                                                                  (b)$32.682       (b)$16.431        (b)$25.511
 Ending Number of
   AUs........................................................... (a)192,771       (a)1,107,119      (a)926,752
                                                                  (b)2,679         (b)13,080         (b)13,631

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO (FORMERLY SMALL COMPANY VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.696       (a)$9.254         (a)$6.286
                                                                  (b)$10.669       (b)$9.207         (b)$6.239
 Ending AUV...................................................... (a)$9.254        (a)$6.286         (a)$9.420
                                                                  (b)$9.207        (b)$6.239         (b)$9.326
 Ending Number of
   AUs........................................................... (a)1,640,217     (a)3,324,032      (a)3,100,603
                                                                  (b)25,855        (b)43,664         (b)41,058

------------------------------------------------------------------



                                                                                        FISCAL           FISCAL
                                                                      8 MONTHS           YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/10*        12/31/11         12/31/12
================================================================= ================ ================ ================
SA COLUMBIA TECHNOLOGY PORTFOLIO (FORMERLY TECHNOLOGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$2.188        (a)$2.419        (a)$2.264
                                                                  (b)$2.117        (b)$2.333        (b)$2.176
 Ending AUV...................................................... (a)$2.419        (a)$2.264        (a)$2.413
                                                                  (b)$2.333        (b)$2.176        (b)$2.322
 Ending Number of
   AUs........................................................... (a)320,100       (a)242,634       (a)203,793
                                                                  (b)118           (b)118           (b)118

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.727       (a)$11.622       (a)$11.464
                                                                  (b)$11.407       (b)$11.288       (b)$11.105
 Ending AUV...................................................... (a)$11.622       (a)$11.464       (a)$11.311
                                                                  (b)$11.288       (b)$11.105       (b)$10.929
 Ending Number of
   AUs........................................................... (a)932,080       (a)1,065,113     (a)851,350
                                                                  (b)2,671         (b)12,947        (b)2,777

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO (FORMERLY "DOGS" OF WALL STREET PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.899       (a)$14.945       (a)$16.657
                                                                  (b)$13.581       (b)$14.577       (b)$16.199
 Ending AUV...................................................... (a)$14.945       (a)$16.657       (a)$18.752
                                                                  (b)$14.577       (b)$16.199       (b)$18.191
 Ending Number of
   AUs........................................................... (a)81,303        (a)99,735        (a)90,458
                                                                  (b)808           (b)808           (b)1,105

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION PORTFOLIO (FORMERLY ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$14.345       (a)$15.322       (a)$15.295
                                                                  (b)$14.020       (b)$14.950       (b)$14.886
 Ending AUV...................................................... (a)$15.322       (a)$15.295       (a)$16.935
                                                                  (b)$14.950       (b)$14.886       (b)$16.440
 Ending Number of
   AUs........................................................... (a)300,106       (a)307,308       (a)273,068
                                                                  (b)9,547         (b)10,381        (b)10,126

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO (FORMERLY CORPORATE BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.087       (a)$19.941       (a)$20.987
                                                                  (b)$18.644       (b)$19.446       (b)$20.415
 Ending AUV...................................................... (a)$19.941       (a)$20.987       (a)$23.127
                                                                  (b)$19.446       (b)$20.415       (b)$22.440
 Ending Number of
   AUs........................................................... (a)9,286,896     (a)7,825,877     (a)6,936,227
                                                                  (b)140,513       (b)128,139       (b)112,512

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$26.103       (a)$27.375       (a)$29.282
                                                                  (b)$25.511       (b)$26.710       (b)$28.499
 Ending AUV...................................................... (a)$27.375       (a)$29.282       (a)$33.953
                                                                  (b)$26.710       (b)$28.499       (b)$32.963
 Ending Number of
   AUs........................................................... (a)883,116       (a)750,135       (a)668,496
                                                                  (b)13,304        (b)12,015        (b)11,527

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO (FORMERLY SMALL COMPANY VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.420        (a)$10.073       (a)$9.642
                                                                  (b)$9.326        (b)$9.956        (b)$9.506
 Ending AUV...................................................... (a)$10.073       (a)$9.642        (a)$11.240
                                                                  (b)$9.956        (b)$9.506        (b)$11.054
 Ending Number of
   AUs........................................................... (a)2,830,259     (a)2,556,855     (a)2,203,082
                                                                  (b)36,365        (b)36,103        (b)34,361

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA COLUMBIA TECHNOLOGY PORTFOLIO (FORMERLY TECHNOLOGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$2.413        (a)$3.005        (a)$3.711
                                                                  (b)$2.322        (b)$2.888        (b)$3.557
 Ending AUV...................................................... (a)$3.005        (a)$3.711        (a)$4.040
                                                                  (b)$2.888        (b)$3.557        (b)$3.863
 Ending Number of
   AUs........................................................... (a)159,290       (a)154,555       (a)164,296
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.311       (a)$11.158       (a)$11.005
                                                                  (b)$10.929       (b)$10.755       (b)$10.581
 Ending AUV...................................................... (a)$11.158       (a)$11.005       (a)$10.862
                                                                  (b)$10.755       (b)$10.581       (b)$10.417
 Ending Number of
   AUs........................................................... (a)846,532       (a)720,491       (a)524,458
                                                                  (b)1,919         (b)2,720         (b)2,405

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO (FORMERLY "DOGS" OF WALL STREET PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$18.752       (a)$25.339       (a)$27.757
                                                                  (b)$18.191       (b)$24.520       (b)$26.793
 Ending AUV...................................................... (a)$25.339       (a)$27.757       (a)$28.021
                                                                  (b)$24.520       (b)$26.793       (b)$26.980
 Ending Number of
   AUs........................................................... (a)335,341       (a)365,725       (a)343,055
                                                                  (b)2,354         (b)4,659         (b)4,727

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION PORTFOLIO (FORMERLY ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.935       (a)$19.746       (a)$20.987
                                                                  (b)$16.440       (b)$19.122       (b)$20.273
 Ending AUV...................................................... (a)$19.746       (a)$20.987       (a)$20.399
                                                                  (b)$19.122       (b)$20.273       (b)$19.656
 Ending Number of
   AUs........................................................... (a)511,239       (a)536,254       (a)527,035
                                                                  (b)6,957         (b)8,346         (b)8,294

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO (FORMERLY CORPORATE BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$23.127       (a)$23.195       (a)$24.273
                                                                  (b)$22.440       (b)$22.450       (b)$23.434
 Ending AUV...................................................... (a)$23.195       (a)$24.273       (a)$23.714
                                                                  (b)$22.450       (b)$23.434       (b)$22.838
 Ending Number of
   AUs........................................................... (a)6,561,621     (a)5,903,527     (a)5,278,516
                                                                  (b)109,837       (b)105,156       (b)93,613

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$33.953       (a)$32.881       (a)$42.204
                                                                  (b)$32.963       (b)$31.842       (b)$40.769
 Ending AUV...................................................... (a)$32.881       (a)$42.204       (a)$42.504
                                                                  (b)$31.842       (b)$40.769       (b)$40.957
 Ending Number of
   AUs........................................................... (a)420,929       (a)259,077       (a)222,148
                                                                  (b)10,125        (b)6,382         (b)5,339

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO (FORMERLY SMALL COMPANY VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.240       (a)$15.050       (a)$14.889
                                                                  (b)$11.054       (b)$14.764       (b)$14.569
 Ending AUV...................................................... (a)$15.050       (a)$14.889       (a)$13.628
                                                                  (b)$14.764       (b)$14.569       (b)$13.302
 Ending Number of
   AUs........................................................... (a)1,429,345     (a)1,193,855     (a)1,083,227
                                                                  (b)28,227        (b)23,905        (b)22,669

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17
================================================================= ================ ===============
SA COLUMBIA TECHNOLOGY PORTFOLIO (FORMERLY TECHNOLOGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$4.040        (a)$4.668
                                                                  (b)$3.863        (b)$4.453
 Ending AUV...................................................... (a)$4.668        (a)$6.242
                                                                  (b)$4.453        (b)$5.939
 Ending Number of
   AUs........................................................... (a)186,509       (a)188,153
                                                                  (b)0             (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.862       (a)$10.733
                                                                  (b)$10.417       (b)$10.268
 Ending AUV...................................................... (a)$10.733       (a)$10.691
                                                                  (b)$10.268       (b)$10.202
 Ending Number of
   AUs........................................................... (a)712,390       (a)666,094
                                                                  (b)2,411         (b)9,566

------------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO (FORMERLY "DOGS" OF WALL STREET PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$28.021       (a)$32.684
                                                                  (b)$26.980       (b)$31.391
 Ending AUV...................................................... (a)$32.684       (a)$38.411
                                                                  (b)$31.391       (b)$36.800
 Ending Number of
   AUs........................................................... (a)313,943       (a)282,919
                                                                  (b)4,429         (b)2,586

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION PORTFOLIO (FORMERLY ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$20.399       (a)$22.351
                                                                  (b)$19.656       (b)$21.483
 Ending AUV...................................................... (a)$22.351       (a)$25.147
                                                                  (b)$21.483       (b)$24.111
 Ending Number of
   AUs........................................................... (a)494,468       (a)472,107
                                                                  (b)8,213         (b)4,232

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO (FORMERLY CORPORATE BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$23.714       (a)$25.507
                                                                  (b)$22.838       (b)$24.504
 Ending AUV...................................................... (a)$25.507       (a)$26.903
                                                                  (b)$24.504       (b)$25.781
 Ending Number of
   AUs........................................................... (a)4,806,470     (a)4,579,233
                                                                  (b)89,898        (b)78,346

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE PORTFOLIO (FORMERLY REAL ESTATE PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$42.504       (a)$45.667
                                                                  (b)$40.957       (b)$43.895
 Ending AUV...................................................... (a)$45.667       (a)$47.601
                                                                  (b)$43.895       (b)$45.640
 Ending Number of
   AUs........................................................... (a)200,212       (a)190,148
                                                                  (b)4,844         (b)4,111

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO (FORMERLY SMALL COMPANY VALUE PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.628       (a)$17.642
                                                                  (b)$13.302       (b)$17.177
 Ending AUV...................................................... (a)$17.642       (a)$19.163
                                                                  (b)$17.177       (b)$18.612
 Ending Number of
   AUs........................................................... (a)923,958       (a)833,104
                                                                  (b)19,500        (b)17,876

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-3



                                                                      FISCAL         FISCAL           FISCAL
                                                                       YEAR           YEAR             YEAR
                                                                      ENDED           ENDED            ENDED
VARIABLE PORTFOLIOS                                                  4/30/08         4/30/09          4/30/10
================================================================= ============= ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO (FORMERLY GLOBAL BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.567    (a)$15.431       (a)$14.739
                                                                  (b)$13.361    (b)$15.159       (b)$14.443
 Ending AUV...................................................... (a)$15.431    (a)$14.739       (a)$16.352
                                                                  (b)$15.159    (b)$14.443       (b)$15.984
 Ending Number of
   AUs........................................................... (a)799,175    (a)1,408,979     (a)1,592,845
                                                                  (b)18,933     (b)25,527        (b)26,163

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$5.953     (a)$6.097        (a)$4.177
                                                                  (b)$6.205     (b)$6.339        (b)$4.333
 Ending AUV...................................................... (a)$6.097     (a)$4.177        (a)$5.649
                                                                  (b)$6.339     (b)$4.333        (b)$5.844
 Ending Number of
   AUs........................................................... (a)188,654    (a)2,745,991     (a)3,324,833
                                                                  (b)3,197      (b)31,838        (b)49,097

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.506    (a)$10.868       (a)$6.923
                                                                  (b)$10.480    (b)$10.814       (b)$6.871
 Ending AUV...................................................... (a)$10.868    (a)$6.923        (a)$9.420
                                                                  (b)$10.814    (b)$6.871        (b)$9.327
 Ending Number of
   AUs........................................................... (a)286,983    (a)300,386       (a)286,710
                                                                  (b)18,673     (b)14,370        (b)14,792

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO (FORMERLY BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.153    (a)$9.740        (a)$7.482
                                                                  (b)$9.973     (b)$9.514        (b)$7.284
 Ending AUV...................................................... (a)$9.740     (a)$7.482        (a)$9.597
                                                                  (b)$9.514     (b)$7.284        (b)$9.319
 Ending Number of
   AUs........................................................... (a)157,572    (a)263,947       (a)316,261
                                                                  (b)32         (b)2,259         (b)3,508

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO (FORMERLY EMERGING MARKETS PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$25.986    (a)$31.359       (a)$16.723
                                                                  (b)$25.632    (b)$30.855       (b)$16.413
 Ending AUV...................................................... (a)$31.359    (a)$16.723       (a)$25.519
                                                                  (b)$30.855    (b)$16.413       (b)$24.983
 Ending Number of
   AUs........................................................... (a)183,089    (a)440,121       (a)424,086
                                                                  (b)4,153      (b)5,163         (b)5,937

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO (FORMERLY GROWTH-INCOME PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.886    (a)$10.334       (a)$6.458
                                                                  (b)$10.668    (b)$10.096       (b)$6.293
 Ending AUV...................................................... (a)$10.334    (a)$6.458        (a)$8.464
                                                                  (b)$10.096    (b)$6.293        (b)$8.228
 Ending Number of
   AUs........................................................... (a)562,209    (a)604,806       (a)560,637
                                                                  (b)7,512      (b)12,590        (b)12,307

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO (FORMERLY GLOBAL EQUITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.561    (a)$11.154       (a)$6.513
                                                                  (b)$11.375    (b)$10.950       (b)$6.384
 Ending AUV...................................................... (a)$11.154    (a)$6.513        (a)$8.954
                                                                  (b)$10.950    (b)$6.384        (b)$8.770
 Ending Number of
   AUs........................................................... (a)148,346    (a)129,241       (a)143,128
                                                                  (b)2,185      (b)682           (b)659

------------------------------------------------------------------



                                                                                        FISCAL           FISCAL
                                                                      8 MONTHS           YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/10*        12/31/11         12/31/12
================================================================= ================ ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO (FORMERLY GLOBAL BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.352       (a)$17.226       (a)$18.017
                                                                  (b)$15.984       (b)$16.809       (b)$17.537
 Ending AUV...................................................... (a)$17.226       (a)$18.017       (a)$18.512
                                                                  (b)$16.809       (b)$17.537       (b)$17.974
 Ending Number of
   AUs........................................................... (a)1,554,881     (a)1,366,513     (a)1,319,046
                                                                  (b)22,866        (b)18,136        (b)16,113

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$5.649        (a)$6.207        (a)$5.994
                                                                  (b)$5.844        (b)$6.411        (b)$6.175
 Ending AUV...................................................... (a)$6.207        (a)$5.994        (a)$6.970
                                                                  (b)$6.411        (b)$6.175        (b)$7.163
 Ending Number of
   AUs........................................................... (a)3,225,444     (a)3,011,808     (a)2,762,009
                                                                  (b)49,351        (b)46,955        (b)41,628

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.420        (a)$10.252       (a)$9.994
                                                                  (b)$9.327        (b)$10.133       (b)$9.853
 Ending AUV...................................................... (a)$10.252       (a)$9.994        (a)$10.997
                                                                  (b)$10.133       (b)$9.853        (b)$10.815
 Ending Number of
   AUs........................................................... (a)281,580       (a)259,755       (a)239,934
                                                                  (b)14,614        (b)14,239        (b)11,369

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO (FORMERLY BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.597        (a)$10.103       (a)$10.220
                                                                  (b)$9.319        (b)$9.793        (b)$9.881
 Ending AUV...................................................... (a)$10.103       (a)$10.220       (a)$11.435
                                                                  (b)$9.793        (b)$9.881        (b)$11.028
 Ending Number of
   AUs........................................................... (a)331,116       (a)325,995       (a)299,487
                                                                  (b)2,257         (b)4,616         (b)4,586

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO (FORMERLY EMERGING MARKETS PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$25.519       (a)$29.467       (a)$21.541
                                                                  (b)$24.983       (b)$28.800       (b)$21.001
 Ending AUV...................................................... (a)$29.467       (a)$21.541       (a)$25.301
                                                                  (b)$28.800       (b)$21.001       (b)$24.605
 Ending Number of
   AUs........................................................... (a)411,775       (a)404,837       (a)371,001
                                                                  (b)8,417         (b)9,025         (b)8,865

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO (FORMERLY GROWTH-INCOME PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.464        (a)$8.980        (a)$9.622
                                                                  (b)$8.228        (b)$8.715        (b)$9.316
 Ending AUV...................................................... (a)$8.980        (a)$9.622        (a)$10.825
                                                                  (b)$8.715        (b)$9.316        (b)$10.454
 Ending Number of
   AUs........................................................... (a)510,660       (a)511,134       (a)513,793
                                                                  (b)12,301        (b)12,290        (b)10,360

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO (FORMERLY GLOBAL EQUITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.954        (a)$9.737        (a)$8.630
                                                                  (b)$8.770        (b)$9.529        (b)$8.434
 Ending AUV...................................................... (a)$9.737        (a)$8.630        (a)$9.977
                                                                                   (b)$8.434        (b)$9.726
 Ending Number of
   AUs........................................................... (a)145,844       (a)128,888       (a)116,626
                                                                  (b)650           (b)647           (b)626

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO (FORMERLY GLOBAL BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$18.512       (a)$17.661       (a)$17.409
                                                                  (b)$17.974       (b)$17.106       (b)$16.819
 Ending AUV...................................................... (a)$17.661       (a)$17.409       (a)$16.724
                                                                  (b)$17.106       (b)$16.819       (b)$16.117
 Ending Number of
   AUs........................................................... (a)1,464,795     (a)1,429,053     (a)1,340,218
                                                                  (b)15,938        (b)24,564        (b)25,104

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$6.970        (a)$9.499        (a)$9.746
                                                                  (b)$7.163        (b)$9.738        (b)$9.966
 Ending AUV...................................................... (a)$9.499        (a)$9.746        (a)$9.575
                                                                  (b)$9.738        (b)$9.966        (b)$9.767
 Ending Number of
   AUs........................................................... (a)1,336,246     (a)981,297       (a)882,816
                                                                  (b)28,916        (b)16,405        (b)17,484

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.997       (a)$14.652       (a)$16.119
                                                                  (b)$10.815       (b)$14.373       (b)$15.773
 Ending AUV...................................................... (a)$14.652       (a)$16.119       (a)$15.985
                                                                  (b)$14.373       (b)$15.773       (b)$15.604
 Ending Number of
   AUs........................................................... (a)462,720       (a)457,400       (a)453,848
                                                                  (b)11,172        (b)13,091        (b)12,963

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO (FORMERLY BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.435       (a)$13.514       (a)$14.895
                                                                  (b)$11.028       (b)$13.000       (b)$14.294
 Ending AUV...................................................... (a)$13.514       (a)$14.895       (a)$14.737
                                                                  (b)$13.000       (b)$14.294       (b)$14.106
 Ending Number of
   AUs........................................................... (a)783,443       (a)761,596       (a)736,281
                                                                  (b)0             (b)2,155         (b)2,131

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO (FORMERLY EMERGING MARKETS PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$25.301       (a)$24.177       (a)$22.505
                                                                  (b)$24.605       (b)$23.453       (b)$21.777
 Ending AUV...................................................... (a)$24.177       (a)$22.505       (a)$19.081
                                                                  (b)$23.453       (b)$21.777       (b)$18.417
 Ending Number of
   AUs........................................................... (a)347,643       (a)324,776       (a)334,101
                                                                  (b)9,389         (b)10,228        (b)9,819

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO (FORMERLY GROWTH-INCOME PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.825       (a)$14.107       (a)$15.921
                                                                  (b)$10.454       (b)$13.590       (b)$15.300
 Ending AUV...................................................... (a)$14.107       (a)$15.921       (a)$15.404
                                                                  (b)$13.590       (b)$15.300       (b)$14.766
 Ending Number of
   AUs........................................................... (a)1,284,526     (a)1,284,800     (a)1,290,585
                                                                  (b)14,700        (b)14,083        (b)14,638

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO (FORMERLY GLOBAL EQUITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.977        (a)$12.454       (a)$12.834
                                                                  (b)$9.726        (b)$12.110       (b)$12.449
 Ending AUV...................................................... (a)$12.454       (a)$12.834       (a)$12.538
                                                                  (b)$12.110       (b)$12.449       (b)$12.131
 Ending Number of
   AUs........................................................... (a)108,871       (a)116,948       (a)106,328
                                                                  (b)590           (b)193           (b)179

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17
================================================================= ================ ===============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO (FORMERLY GLOBAL BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.724       (a)$16.758
                                                                  (b)$16.117       (b)$16.110
 Ending AUV...................................................... (a)$16.758       (a)$17.704
                                                                  (b)$16.110       (b)$16.977
 Ending Number of
   AUs........................................................... (a)1,311,806     (a)1,295,108
                                                                  (b)23,346        (b)19,576

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.575        (a)$9.842
                                                                  (b)$9.767        (b)$10.014
 Ending AUV...................................................... (a)$9.842        (a)$12.154
                                                                  (b)$10.014       (b)$12.336
 Ending Number of
   AUs........................................................... (a)808,898       (a)690,241
                                                                  (b)14,492        (b)10,010

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.985       (a)$15.582
                                                                  (b)$15.604       (b)$15.172
 Ending AUV...................................................... (a)$15.582       (a)$20.059
                                                                  (b)$15.172       (b)$19.483
 Ending Number of
   AUs........................................................... (a)440,638       (a)367,075
                                                                  (b)12,534        (b)9,778

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO (FORMERLY BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$14.737       (a)$15.620
                                                                  (b)$14.106       (b)$14.915
 Ending AUV...................................................... (a)$15.620       (a)$17.699
                                                                  (b)$14.915       (b)$16.858
 Ending Number of
   AUs........................................................... (a)795,281       (a)700,594
                                                                  (b)2,146         (b)2,678

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO (FORMERLY EMERGING MARKETS PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.081       (a)$20.893
                                                                  (b)$18.417       (b)$20.116
 Ending AUV...................................................... (a)$20.893       (a)$29.401
                                                                  (b)$20.116       (b)$28.238
 Ending Number of
   AUs........................................................... (a)294,506       (a)241,126
                                                                  (b)9,459         (b)6,914

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO (FORMERLY GROWTH-INCOME PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.404       (a)$17.605
                                                                  (b)$14.766       (b)$16.834
 Ending AUV...................................................... (a)$17.605       (a)$20.597
                                                                  (b)$16.834       (b)$19.646
 Ending Number of
   AUs........................................................... (a)1,194,398     (a)1,070,078
                                                                  (b)14,161        (b)7,107

------------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO (FORMERLY GLOBAL EQUITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.538       (a)$13.104
                                                                  (b)$12.131       (b)$12.647
 Ending AUV...................................................... (a)$13.104       (a)$16.115
                                                                  (b)$12.647       (b)$15.515
 Ending Number of
   AUs........................................................... (a)100,746       (a)100,938
                                                                  (b)180           (b)157

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-4



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/08          4/30/09          4/30/10
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.234       (a)$15.517       (a)$16.494
                                                                  (b)$15.009       (b)$15.250       (b)$16.169
 Ending AUV...................................................... (a)$15.517       (a)$16.494       (a)$18.130
                                                                  (b)$15.250       (b)$16.169       (b)$17.729
 Ending Number of
   AUs........................................................... (a)185,060       (a)2,961,651     (a)4,141,983
                                                                  (b)4,817         (b)36,304        (b)60,027

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.464        (a)$9.640        (a)$6.372
                                                                  (b)$9.320        (b)$9.468        (b)$6.243
 Ending AUV...................................................... (a)$9.640        (a)$6.372        (a)$8.889
                                                                  (b)$9.468        (b)$6.243        (b)$8.687
 Ending Number of
   AUs........................................................... (a)160,371       (a)215,414       (a)271,002
                                                                  (b)3,458         (b)7,207         (b)10,929

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.349       (a)$15.731       (a)$10.012
                                                                  (b)$16.091       (b)$15.444       (b)$9.805
 Ending AUV...................................................... (a)$15.731       (a)$10.012       (a)$13.762
                                                                  (b)$15.444       (b)$9.805        (b)$13.443
 Ending Number of
   AUs........................................................... (a)5,097,085     (a)7,491,086     (a)7,046,454
                                                                  (b)92,774        (b)117,716       (b)111,716

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO (FORMERLY BLUE CHIP GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$6.472        (a)$6.443        (a)$4.411
                                                                  (b)$6.359        (b)$6.307        (b)$4.292
 Ending AUV...................................................... (a)$6.443        (a)$4.411        (a)$5.857
                                                                  (b)$6.307        (b)$4.292        (b)$5.680
 Ending Number of
   AUs........................................................... (a)114,787       (a)199,824       (a)219,496
                                                                  (b)49            (b)49            (b)898

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.574       (a)$11.633       (a)$7.895
                                                                  (b)$11.258       (b)$11.285       (b)$7.639
 Ending AUV...................................................... (a)$11.633       (a)$7.895        (a)$10.594
                                                                  (b)$11.285       (b)$7.639        (b)$10.225
 Ending Number of
   AUs........................................................... (a)42,913        (a)2,174,932     (a)2,562,919
                                                                  (b)2,114         (b)26,380        (b)37,294

------------------------------------------------------------------
SA MFS TELECOM UTILITY PORTFOLIO (FORMERLY TELECOM UTILITY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$11.568       (a)$12.435       (a)$7.748
                                                                  (b)$11.413       (b)$12.230       (b)$7.601
 Ending AUV...................................................... (a)$12.435       (a)$7.748        (a)$10.434
                                                                  (b)$12.230       (b)$7.601        (b)$10.210
 Ending Number of
   AUs........................................................... (a)57,143        (a)80,416        (a)66,585
                                                                  (b)1,711         (b)3,232         (b)2,853

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.686       (a)$15.972       (a)$12.538
                                                                  (b)$16.427       (b)$15.684       (b)$12.282
 Ending AUV...................................................... (a)$15.972       (a)$12.538       (a)$15.511
                                                                  (b)$15.684       (b)$12.282       (b)$15.156
 Ending Number of
   AUs........................................................... (a)7,319,045     (a)8,954,648     (a)8,460,296
                                                                  (b)148,355       (b)170,696       (b)153,645

------------------------------------------------------------------



                                                                                        FISCAL           FISCAL
                                                                      8 MONTHS           YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/10*        12/31/11         12/31/12
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$18.130       (a)$18.572       (a)$19.539
                                                                  (b)$17.729       (b)$18.130       (b)$19.026
 Ending AUV...................................................... (a)$18.572       (a)$19.539       (a)$20.731
                                                                  (b)$18.130       (b)$19.026       (b)$20.136
 Ending Number of
   AUs........................................................... (a)4,388,791     (a)4,126,544     (a)4,137,852
                                                                  (b)61,101        (b)54,171        (b)59,758

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.889        (a)$10.046       (a)$9.347
                                                                  (b)$8.687        (b)$9.802        (b)$9.097
 Ending AUV...................................................... (a)$10.046       (a)$9.347        (a)$10.729
                                                                  (b)$9.802        (b)$9.097        (b)$10.416
 Ending Number of
   AUs........................................................... (a)351,244       (a)413,646       (a)443,972
                                                                  (b)14,923        (b)17,105        (b)17,016

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.762       (a)$14.615       (a)$13.844
                                                                  (b)$13.443       (b)$14.254       (b)$13.468
 Ending AUV...................................................... (a)$14.615       (a)$13.844       (a)$15.433
                                                                  (b)$14.254       (b)$13.468       (b)$14.976
 Ending Number of
   AUs........................................................... (a)6,485,341     (a)5,626,575     (a)4,912,214
                                                                  (b)100,758       (b)93,562        (b)75,833

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO (FORMERLY BLUE CHIP GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$5.857        (a)$6.261        (a)$5.846
                                                                  (b)$5.680        (b)$6.065        (b)$5.652
 Ending AUV...................................................... (a)$6.261        (a)$5.846        (a)$6.451
                                                                  (b)$6.065        (b)$5.652        (b)$6.221
 Ending Number of
   AUs........................................................... (a)248,706       (a)241,176       (a)233,535
                                                                  (b)902           (b)922           (b)943

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.594       (a)$11.064       (a)$10.734
                                                                  (b)$10.225       (b)$10.661       (b)$10.317
 Ending AUV...................................................... (a)$11.064       (a)$10.734       (a)$12.650
                                                                  (b)$10.661       (b)$10.317       (b)$12.129
 Ending Number of
   AUs........................................................... (a)2,607,470     (a)2,550,427     (a)2,367,983
                                                                  (b)41,067        (b)40,679        (b)38,957

------------------------------------------------------------------
SA MFS TELECOM UTILITY PORTFOLIO (FORMERLY TELECOM UTILITY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$10.434       (a)$11.635       (a)$12.229
                                                                  (b)$10.210       (b)$11.367       (b)$11.918
 Ending AUV...................................................... (a)$11.635       (a)$12.229       (a)$13.725
                                                                  (b)$11.367       (b)$11.918       (b)$13.343
 Ending Number of
   AUs........................................................... (a)70,248        (a)86,663        (a)71,959
                                                                  (b)2,849         (b)2,301         (b)2,216

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.511       (a)$16.191       (a)$16.323
                                                                  (b)$15.156       (b)$15.794       (b)$15.882
 Ending AUV...................................................... (a)$16.191       (a)$16.323       (a)$17.971
                                                                  (b)$15.794       (b)$15.882       (b)$17.443
 Ending Number of
   AUs........................................................... (a)7,741,197     (a)6,607,241     (a)5,693,953
                                                                  (b)132,568       (b)121,360       (b)102,625

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$20.731       (a)$19.768       (a)$20.493
                                                                  (b)$20.136       (b)$19.154       (b)$19.806
 Ending AUV...................................................... (a)$19.768       (a)$20.493       (a)$20.245
                                                                  (b)$19.154       (b)$19.806       (b)$19.518
 Ending Number of
   AUs........................................................... (a)3,874,189     (a)3,403,874     (a)3,227,975
                                                                  (b)62,082        (b)64,352        (b)68,085

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.729       (a)$15.114       (a)$16.633
                                                                  (b)$10.416       (b)$14.636       (b)$16.066
 Ending AUV...................................................... (a)$15.114       (a)$16.633       (a)$16.942
                                                                  (b)$14.636       (b)$16.066       (b)$16.324
 Ending Number of
   AUs........................................................... (a)373,448       (a)340,334       (a)315,071
                                                                  (b)16,690        (b)11,360        (b)11,074

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.433       (a)$20.406       (a)$21.543
                                                                  (b)$14.976       (b)$19.752       (b)$20.801
 Ending AUV...................................................... (a)$20.406       (a)$21.543       (a)$21.587
                                                                  (b)$19.752       (b)$20.801       (b)$20.791
 Ending Number of
   AUs........................................................... (a)3,893,155     (a)3,417,508     (a)3,038,610
                                                                  (b)62,477        (b)56,020        (b)53,523

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO (FORMERLY BLUE CHIP GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$6.451        (a)$8.549        (a)$9,463
                                                                  (b)$6.221        (b)$8.224        (b)$9.080
 Ending AUV...................................................... (a)$8.549        (a)$9.463        (a)$9.770
                                                                  (b)$8.224        (b)$9.080        (b)$9.352
 Ending Number of
   AUs........................................................... (a)172,151       (a)184,959       (a)201,742
                                                                  (b)823           (b)784           (b)1,199

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.650       (a)$16.493       (a)$18.087
                                                                  (b)$12.129       (b)$15.774       (b)$17.255
 Ending AUV...................................................... (a)$16.493       (a)$18.087       (a)$17.928
                                                                  (b)$15.774       (b)$17.255       (b)$17.061
 Ending Number of
   AUs........................................................... (a)2,188,063     (a)1,975,503     (a)1,803,746
                                                                  (b)33,183        (b)27,986        (b)28,405

------------------------------------------------------------------
SA MFS TELECOM UTILITY PORTFOLIO (FORMERLY TELECOM UTILITY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$13.725       (a)$16.287       (a)$18.121
                                                                  (b)$13.343       (b)$15.794       (b)$17.528
 Ending AUV...................................................... (a)$16.287       (a)$18.121       (a)$15.766
                                                                  (b)$15.794       (b)$17.528       (b)$15.212
 Ending Number of
   AUs........................................................... (a)65,060        (a)53,124        (a)47,586
                                                                  (b)2,758         (b)2,718         (b)1,087

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.971       (a)$21.153       (a)$22.689
                                                                  (b)$17.443       (b)$20.480       (b)$21.912
 Ending AUV...................................................... (a)$21.153       (a)$22.689       (a)$22.338
                                                                  (b)$20.480       (b)$21.912       (b)$21.519
 Ending Number of
   AUs........................................................... (a)5,330,277     (a)4,737,205     (a)4,283,066
                                                                  (b)90,771        (b)86,978        (b)83,255

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17
================================================================= ================ ===============
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$20.245       (a)$20.699
                                                                  (b)$19.518       (b)$19.906
 Ending AUV...................................................... (a)$20.699       (a)$21.282
                                                                  (b)$19.906       (b)$20.415
 Ending Number of
   AUs........................................................... (a)3,206,276     (a)3,216,496
                                                                  (b)64,991        (b)50,318

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.942       (a)$16.791
                                                                  (b)$16.324       (b)$16.138
 Ending AUV...................................................... (a)$16.791       (a)$21.531
                                                                  (b)$16.138       (b)$20.643
 Ending Number of
   AUs........................................................... (a)309,286       (a)282,700
                                                                  (b)11,483        (b)11,875

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$21.587       (a)$24.468
                                                                  (b)$20.791       (b)$23.507
 Ending AUV...................................................... (a)$24.468       (a)$29.180
                                                                  (b)$23.507       (b)$27.964
 Ending Number of
   AUs........................................................... (a)2,673,100     (a)2,336,284
                                                                  (b)47,215        (b)40,017

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO (FORMERLY BLUE CHIP GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.770        (a)$10.277
                                                                  (b)$9.352        (b)$9.812
 Ending AUV...................................................... (a)$10.277       (a)$12.913
                                                                  (b)$9.812        (b)$12.299
 Ending Number of
   AUs........................................................... (a)243,335       (a)258,834
                                                                  (b)585           (b)141

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.928       (a)$19.264
                                                                  (b)$17.061       (b)$18.286
 Ending AUV...................................................... (a)$19.264       (a)$23.515
                                                                  (b)$18.286       (b)$22.266
 Ending Number of
   AUs........................................................... (a)1,655,367     (a)1,420,991
                                                                  (b)26,384        (b)14,489

------------------------------------------------------------------
SA MFS TELECOM UTILITY PORTFOLIO (FORMERLY TELECOM UTILITY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV................................................... (a)$15.766       (a)$17.241
                                                                  (b)$15.212       (b)$16.594
 Ending AUV...................................................... (a)$17.241       (a)$19.611
                                                                  (b)$16.594       (b)$18.828
 Ending Number of
   AUs........................................................... (a)57,619        (a)52,658
                                                                  (b)1,046         (b)1,012

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$22.338       (a)$24.099
                                                                  (b)$21.519       (b)$23.157
 Ending AUV...................................................... (a)$24.099       (a)$26.750
                                                                  (b)$23.157       (b)$25.641
 Ending Number of
   AUs........................................................... (a)3,944,459     (a)3,592,628
                                                                  (b)81,314        (b)73,443

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-5



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                    4/30/08          4/30/09          4/30/10
================================================================= ================ ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.559       (a)$10.836       (a)$6.249
                                                                  (b)$10.404       (b)$10.650       (b)$6.127
 Ending AUV...................................................... (a)$10.836       (a)$6.249        (a)$8.370
                                                                  (b)$10.650       (b)$6.127        (b)$8.185
 Ending Number of
   AUs........................................................... (a)510,201       (a)731,084       (a)678,398
                                                                  (b)9,160         (b)8,523         (b)8,229

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO (FORMERLY EQUITY OPPORTUNITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.513       (a)$12.451       (a)$8.450
                                                                  (b)$13.306       (b)$12.230       (b)$8.279
 Ending AUV...................................................... (a)$12.451       (a)$8.450        (a)$11.197
                                                                  (b)$12.230       (b)$8.279        (b)$10.943
 Ending Number of
   AUs........................................................... (a)73,037        (a)81,008        (a)90,102
                                                                  (b)4,669         (b)5,140         (b)4,136

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO (FORMERLY HIGH-YIELD BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.424       (a)$14.855       (a)$11.049
                                                                  (b)$15.204       (b)$14.607       (b)$10.837
 Ending AUV...................................................... (a)$14.855       (a)$11.049       (a)$15.111
                                                                  (b)$14.607       (b)$10.837       (b)$14.784
 Ending Number of
   AUs........................................................... (a)1,803,905     (a)2,747,356     (a)2,574,462
                                                                  (b)28,428        (b)42,525        (b)41,600

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO (FORMERLY INTERNATIONAL GROWTH AND INCOME PORTFOLIO) - SAST Class
3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$16.250       (a)$15.412       (a)$7.965
                                                                  (b)$16.007       (b)$15.143       (b)$7.807
 Ending AUV...................................................... (a)$15.412       (a)$7.965        (a)$10.742
                                                                  (b)$15.143       (b)$7.807        (b)$10.502
 Ending Number of
   AUs........................................................... (a)1,474,966     (a)3,761,963     (a)3,594,598
                                                                  (b)26,566        (b)42,740        (b)46,238

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO (FORMERLY FOREIGN VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.199       (a)$11.926       (a)$7.199
                                                                  (b)$12.170       (b)$11.868       (b)$7.146
 Ending AUV...................................................... (a)$11.926       (a)$7.199        (a)$9.298
                                                                  (b)$11.868       (b)$7.146        (b)$9.207
 Ending Number of
   AUs........................................................... (a)3,187,468     (a)6,112,300     (a)6,428,456
                                                                  (b)60,492        (b)95,969        (b)100,970

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO (FORMERLY CAPITAL APPRECIATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$14.888       (a)$16.168       (a)$10.547
                                                                  (b)$14.644       (b)$15.864       (b)$10.323
 Ending AUV...................................................... (a)$16.168       (a)$10.547       (a)$15.245
                                                                  (b)$15.864       (b)$10.323       (b)$14.884
 Ending Number of
   AUs........................................................... (a)6,695,403     (a)8,758,997     (a)8,115,186
                                                                  (b)150,056       (b)169,672       (b)157,025

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO (FORMERLY GOVERNMENT AND QUALITY BOND PORTFOLIO) - AST Class 3
Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.913       (a)$14.597       (a)$14.955
                                                                  (b)$13.699       (b)$14.338       (b)$14.653
 Ending AUV...................................................... (a)$14.597       (a)$14.955       (a)$15.660
                                                                  (b)$14.338       (b)$14.653       (b)$15.305
 Ending Number of
   AUs........................................................... (a)3,724,736     (a)5,371,822     (a)5,848,136
                                                                  (b)51,195        (b)70,848        (b)74,829

------------------------------------------------------------------



                                                                                        FISCAL           FISCAL
                                                                      8 MONTHS           YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/10*        12/31/11         12/31/12
================================================================= ================ ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.370        (a)$9.180        (a)$7.754
                                                                  (b)$8.185        (b)$8.963        (b)$7.551
 Ending AUV...................................................... (a)$9.180        (a)$7.754        (a)$8.999
                                                                  (b)$8.963        (b)$7.551        (b)$8.742
 Ending Number of
   AUs........................................................... (a)642,959       (a)584,966       (a)487,327
                                                                  (b)8,143         (b)7,059         (b)6,794

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO (FORMERLY EQUITY OPPORTUNITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.197       (a)$12.210       (a)$12.063
                                                                  (b)$10.943       (b)$11.913       (b)$11.740
 Ending AUV...................................................... (a)$12.210       (a)$12.063       (a)$13.942
                                                                  (b)$11.913       (b)$11.740       (b)$13.534
 Ending Number of
   AUs........................................................... (a)100,161       (a)84,431        (a)94,964
                                                                  (b)5,469         (b)5,259         (b)6,833

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO (FORMERLY HIGH-YIELD BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.111       (a)$16.091       (a)$16.596
                                                                  (b)$14.784       (b)$15.717       (b)$16.170
 Ending AUV...................................................... (a)$16.091       (a)$16.596       (a)$19.203
                                                                  (b)$15.717       (b)$16.170       (b)$18.663
 Ending Number of
   AUs........................................................... (a)2,367,845     (a)2,036,917     (a)1,796,336
                                                                  (b)36,279        (b)31,964        (b)33,730

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO (FORMERLY INTERNATIONAL GROWTH AND INCOME PORTFOLIO) - SAST Class
3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.742       (a)$11.507       (a)$9.811
                                                                  (b)$10.502       (b)$11.231       (b)$9.552
 Ending AUV...................................................... (a)$11.507       (a)$9.811        (a)$11.769
                                                                  (b)$11.231       (b)$9.552        (b)$11.430
 Ending Number of
   AUs........................................................... (a)3,389,385     (a)3,290,580     (a)2,870,299
                                                                  (b)45,988        (b)48,678        (b)45,659

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO (FORMERLY FOREIGN VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.298        (a)$9.739        (a)$8.512
                                                                  (b)$9.207        (b)$9.627        (b)$8.393
 Ending AUV...................................................... (a)$9.739        (a)$8.512        (a)$10.068
                                                                  (b)$9.627        (b)$8.393        (b)$9.902
 Ending Number of
   AUs........................................................... (a)6,465,262     (a)6,372,025     (a)5,529,652
                                                                  (b)93,727        (b)91,547        (b)88,979

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO (FORMERLY CAPITAL APPRECIATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.245       (a)$17.236       (a)$15.846
                                                                  (b)$14.884       (b)$16.799       (b)$15.406
 Ending AUV...................................................... (a)$17.236       (a)$15.846       (a)$19.418
                                                                  (b)$16.799       (b)$15.406       (b)$18.831
 Ending Number of
   AUs........................................................... (a)7,324,423     (a)6,392,822     (a)5,167,574
                                                                  (b)133,988       (b)124,318       (b)88,249

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO (FORMERLY GOVERNMENT AND QUALITY BOND PORTFOLIO) - AST Class 3
Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$15.660       (a)$15.930       (a)$16.873
                                                                  (b)$15.305       (b)$15.543       (b)$16.421
 Ending AUV...................................................... (a)$15.930       (a)$16.873       (a)$17.321
                                                                  (b)$15.543       (b)$16.421       (b)$16.815
 Ending Number of
   AUs........................................................... (a)5,741,170     (a)4,934,413     (a)4,732,021
                                                                  (b)81,064        (b)73,420        (b)65,811

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.999        (a)$10.737       (a)$9.722
                                                                  (b)$8.742        (b)$10.404       (b)$9.397
 Ending AUV...................................................... (a)$10.737       (a)$9.722        (a)$9.641
                                                                  (b)$10.404       (b)$9.397        (b)$9.296
 Ending Number of
   AUs........................................................... (a)622,928       (a)661,610       (a)628,356
                                                                  (b)7,654         (b)7,883         (b)9,552

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO (FORMERLY EQUITY OPPORTUNITIES PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.942       (a)$18.095       (a)$19.766
                                                                  (b)$13.534       (b)$17.523       (b)$19.093
 Ending AUV...................................................... (a)$18.095       (a)$19.766       (a)$20.136
                                                                  (b)$17.523       (b)$19.093       (b)$19.402
 Ending Number of
   AUs........................................................... (a)402,795       (a)452,894       (a)418,022
                                                                  (b)8,042         (b)7,520         (b)7,344

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO (FORMERLY HIGH-YIELD BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.203       (a)$20.496       (a)$20.443
                                                                  (b)$18.663       (b)$19.869       (b)$19.769
 Ending AUV...................................................... (a)$20.496       (a)$20.443       (a)$19.351
                                                                  (b)$19.869       (b)$19.769       (b)$18.666
 Ending Number of
   AUs........................................................... (a)1,655,831     (a)1,527,808     (a)1,399,017
                                                                  (b)33,916        (b)34,304        (b)29,650

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO (FORMERLY INTERNATIONAL GROWTH AND INCOME PORTFOLIO) - SAST Class
3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.769       (a)$14.207       (a)$12.723
                                                                  (b)$11.430       (b)$13.762       (b)$12.294
 Ending AUV...................................................... (a)$14.207       (a)$12.723       (a)$12.382
                                                                  (b)$13.762       (b)$12.294       (b)$11.935
 Ending Number of
   AUs........................................................... (a)1,678,495     (a)1,363,899     (a)1,194,783
                                                                  (b)35,684        (b)28,076        (b)29,734

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO (FORMERLY FOREIGN VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.068       (a)$12.287       (a)$11.334
                                                                  (b)$9.902        (b)$12.055       (b)$11.092
 Ending AUV...................................................... (a)$12.287       (a)$11.334       (a)$10.689
                                                                  (b)$12.055       (b)$11.092       (b)$10.435
 Ending Number of
   AUs........................................................... (a)4,019,606     (a)3,601,012     (a)3,319,343
                                                                  (b)74,418        (b)63,083        (b)61,895

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO (FORMERLY CAPITAL APPRECIATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.418       (a)$26.086       (a)$29.733
                                                                  (b)$18.831       (b)$25.235       (b)$28.691
 Ending AUV...................................................... (a)$26.086       (a)$29.733       (a)$31.976
                                                                  (b)$25.235       (b)$28.691       (b)$30.778
 Ending Number of
   AUs........................................................... (a)4,494,278     (a)3,929,575     (a)3,451,580
                                                                  (b)76,538        (b)65,204        (b)60,998

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO (FORMERLY GOVERNMENT AND QUALITY BOND PORTFOLIO) - AST Class 3
Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.321       (a)$16.774       (a)$17.448
                                                                  (b)$16.815       (b)$16.244       (b)$16.855
 Ending AUV...................................................... (a)$16.774       (a)$17.448       (a)$17.351
                                                                  (b)$16.244       (b)$16.855       (b)$16.718
 Ending Number of
   AUs........................................................... (a)4,837,215     (a)4,410,849     (a)4,018,638
                                                                  (b)65,889        (b)66,986        (b)64,203

------------------------------------------------------------------



                                                                       FISCAL           FISCAL
                                                                        YEAR             YEAR
                                                                        ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17
================================================================= ================ ===============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$9.641        (a)$9.350
                                                                  (b)$9.296        (b)$8.992
 Ending AUV...................................................... (a)$9.350        (a)$11.564
                                                                  (b)$8.992        (b)$11.094
 Ending Number of
   AUs........................................................... (a)633,922       (a)572,559
                                                                  (b)9,759         (b)6,848

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO (FORMERLY EQUITY OPPORTUNITIES PORTFOLIO) - SAST
Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$20.136       (a)$22.238
                                                                  (b)$19.402       (b)$21.375
 Ending AUV...................................................... (a)$22.238       (a)$25.707
                                                                  (b)$21.375       (b)$24.647
 Ending Number of
   AUs........................................................... (a)381,939       (a)344,861
                                                                  (b)7,188         (b)4,429

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO (FORMERLY HIGH-YIELD BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.351       (a)$22.633
                                                                  (b)$18.666       (b)$21.777
 Ending AUV...................................................... (a)$22.633       (a)$24.565
                                                                  (b)$21.777       (b)$23.578
 Ending Number of
   AUs........................................................... (a)1,221,623     (a)1,136,301
                                                                  (b)28,042        (b)21,946

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO (FORMERLY INTERNATIONAL GROWTH AND INCOME
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$12.382       (a)$12.432
                                                                  (b)$11.935       (b)$11.953
 Ending AUV...................................................... (a)$12.432       (a)$15.307
                                                                  (b)$11.953       (b)$14.681
 Ending Number of
   AUs........................................................... (a)1,143,961     (a)981,136
                                                                  (b)27,558        (b)22,077

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO (FORMERLY FOREIGN VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.689       (a)$10.722
                                                                  (b)$10.435       (b)$10.441
 Ending AUV...................................................... (a)$10.722       (a)$12.913
                                                                  (b)$10.441       (b)$12.543
 Ending Number of
   AUs........................................................... (a)3,097,671     (a)2,690,090
                                                                  (b)57,859        (b)45,241

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO (FORMERLY CAPITAL APPRECIATION PORTFOLIO) - AST Class
3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$31.976       (a)$32.254
                                                                  (b)$30.778       (b)$30.968
 Ending AUV...................................................... (a)$32.254       (a)$42.359
                                                                  (b)$30.968       (b)$40.570
 Ending Number of
   AUs........................................................... (a)3,163,291     (a)2,719,867
                                                                  (b)58,222        (b)49,485

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO (FORMERLY GOVERNMENT AND QUALITY BOND
PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.351       (a)$17.413
                                                                  (b)$16.718       (b)$16.737
 Ending AUV...................................................... (a)$17.413       (a)$17.741
                                                                  (b)$16.737       (b)$17.009
 Ending Number of
   AUs........................................................... (a)3,905,292     (a)3,842,084
                                                                  (b)62,990        (b)47,171

------------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-6



                                                                      FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  4/30/08       4/30/09       4/30/10
================================================================= ============= ============= =============
SA WELLINGTON GROWTH PORTFOLIO (FORMERLY GROWTH PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.423    (a)$13.150    (a)$8.400
                                                                  (b)$13.208    (b)$12.916    (b)$8.227
 Ending AUV...................................................... (a)$13.150    (a)$8.400     (a)$11.794
                                                                  (b)$12.916    (b)$8.227     (b)$11.511
 Ending Number of
   AUs........................................................... (a)294,184    (a)471,212    (a)410,054
                                                                  (b)1,929      (b)1,462      (b)1,462

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (FORMERLY NATURAL RESOURCES PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.136    (a)$14.671    (a)$7.544
                                                                  (b)$11.112    (b)$14.601    (b)$7.490
 Ending AUV...................................................... (a)$14.671    (a)$7.544     (a)$10.775
                                                                  (b)$14.601    (b)$7.490     (b)$10.670
 Ending Number of
   AUs........................................................... (a)598,053    (a)847,200    (a)775,491
                                                                  (b)19,020     (b)17,371     (b)21,810

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO (FORMERLY REAL RETURN PORTFOLIO) - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of
   AUs........................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.840    (a)$9.591     (a)$5.207
                                                                  (b)$11.674    (b)$9.452     (b)$5.127
 Ending AUV...................................................... (a)$9.591     (a)$5.207     (a)$7.740
                                                                  (b)$9.452     (b)$5.127     (b)$7.616
 Ending Number of
   AUs........................................................... (a)54,248     (a)61,895     (a)67,246
                                                                  (b)548        (b)548        (b)2,340

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$7.561     (a)$8.078     (a)$4.795
                                                                  (b)$7.433     (b)$7.893     (b)$4.672
 Ending AUV...................................................... (a)$8.078     (a)$4.795     (a)$6.420
                                                                  (b)$7.893     (b)$4.672     (b)$6.237
 Ending Number of
   AUs........................................................... (a)177,259    (a)545,527    (a)527,730
                                                                  (b)497        (b)3,579      (b)3,564

------------------------------------------------------------------



                                                                                    FISCAL        FISCAL         FISCAL
                                                                     8 MONTHS        YEAR          YEAR           YEAR
                                                                      ENDED         ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                                 12/31/10*      12/31/11      12/31/12       12/31/13
================================================================= ============= ============= ============= ================
SA WELLINGTON GROWTH PORTFOLIO (FORMERLY GROWTH PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.794    (a)$12.505    (a)$11.595    (a)$13.070
                                                                  (b)$11.511    (b)$12.180    (b)$11.257    (b)$12.657
 Ending AUV...................................................... (a)$12.505    (a)$11.595    (a)$13.070    (a)$17.475
                                                                  (b)$12.180    (b)$11.257    (b)$12.657    (b)$16.881
 Ending Number of
   AUs........................................................... (a)385,360    (a)330,585    (a)280,543    (a)248,610
                                                                  (b)1,035      (b)915        (b)915        (b)891

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (FORMERLY NATURAL RESOURCES PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.775    (a)$12.358    (a)$9.746     (a)$9.979
                                                                  (b)$10.670    (b)$12.218    (b)$9.612     (b)$9.817
 Ending AUV...................................................... (a)$12.358    (a)$9.746     (a)$9.979     (a)$10.443
                                                                  (b)$12.218    (b)$9.612     (b)$9.817     (b)$10.247
 Ending Number of
   AUs........................................................... (a)698,871    (a)612,888    (a)528,946    (a)466,075
                                                                  (b)19,218     (b)16,837     (b)8,662      (b)9,000

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO (FORMERLY REAL RETURN PORTFOLIO) - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV................................................... (a)$11.489    (a)$11.644    (a)$12.238    (a)$12.595
                                                                  (b)$11.489    (b)$11.663    (b)$12.268    (b)$12.641
 Ending AUV...................................................... (a)$11.644    (a)$12.238    (a)$12.595    (a)$11.834
                                                                  (b)$11.663    (b)$12.268    (b)$12.641    (b)$11.847
 Ending Number of
   AUs........................................................... (a)171,448    (a)287,872    (a)390,088    (a)1,719,057
                                                                  (b)9          (b)9          (b)3,966      (b)11,958

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$7.740     (a)$8.325     (a)$8.071     (a)$9.277
                                                                  (b)$7.616     (b)$8.183     (b)$7.925     (b)$9.087
 Ending AUV...................................................... (a)$8.325     (a)$8.071     (a)$9.277     (a)$13.117
                                                                  (b)$8.183     (b)$7.925     (b)$9.087     (b)$12.816
 Ending Number of
   AUs........................................................... (a)50,489     (a)39,725     (a)39,266     (a)57,800
                                                                  (b)548        (b)548        (b)548        (b)521

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$6.420     (a)$7.161     (a)$6.695     (a)$7.692
                                                                  (b)$6.237     (b)$6.944     (b)$6.477     (b)$7.423
 Ending AUV...................................................... (a)$7.161     (a)$6.695     (a)$7.692     (a)$10.428
                                                                  (b)$6.944     (b)$6.477     (b)$7.423     (b)$10.038
 Ending Number of
   AUs........................................................... (a)477,230    (a)415,891    (a)397,596    (a)320,066
                                                                  (b)3,495      (b)3,341      (b)5,182      (b)4,972

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA WELLINGTON GROWTH PORTFOLIO (FORMERLY GROWTH PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$17.475       (a)$18.572       (a)$18.397
                                                                  (b)$16.881       (b)$17.896       (b)$17.683
 Ending AUV...................................................... (a)$18.572       (a)$18.397       (a)$19.542
                                                                  (b)$17.896       (b)$17.683       (b)$18.737
 Ending Number of
   AUs........................................................... (a)215,299       (a)195,461       (a)188,146
                                                                  (b)891           (b)891           (b)891

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (FORMERLY NATURAL RESOURCES PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.443       (a)$8.415        (a)$6.542
                                                                  (b)$10.247       (b)$8.237        (b)$6.388
 Ending AUV...................................................... (a)$8.415        (a)$6.542        (a)$8.410
                                                                  (b)$8.237        (b)$6.388        (b)$8.190
 Ending Number of
   AUs........................................................... (a)457,032       (a)464,356       (a)365,552
                                                                  (b)11,898        (b)15,125        (b)14,274

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO (FORMERLY REAL RETURN PORTFOLIO) - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV................................................... (a)$11.834       (a)$11.926       (a)$11.664
                                                                  (b)$11.847       (b)$11.909       (b)$11.619
 Ending AUV...................................................... (a)$11.926       (a)$11.664       (a)$11.994
                                                                  (b)$11.909       (b)$11.619       (b)$11.918
 Ending Number of
   AUs........................................................... (a)2,057,201     (a)1,927,425     (a)1,908,546
                                                                  (b)23,754        (b)24,542        (b)24,872

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.117       (a)$13.045       (a)$12.749
                                                                  (b)$12.816       (b)$12.714       (b)$12.395
 Ending AUV...................................................... (a)$13.045       (a)$12.749       (a)$13.540
                                                                  (b)$12.714       (b)$12.395       (b)$13.131
 Ending Number of
   AUs........................................................... (a)47,887        (a)48,477        (a)43,925
                                                                  (b)1,129         (b)1,129         (b)1,129

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$10.428       (a)$11.097       (a)$11.143
                                                                  (b)$10.038       (b)$10.656       (b)$10.673
 Ending AUV...................................................... (a)$11.097       (a)$11.143       (a)$11.131
                                                                  (b)$10.656       (b)$10.673       (b)$10.635
 Ending Number of
   AUs........................................................... (a)290,654       (a)268,446       (a)250,330
                                                                  (b)2,420         (b)2,420         (b)2,700

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA WELLINGTON GROWTH PORTFOLIO (FORMERLY GROWTH PORTFOLIO) - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$19.542
                                                                  (b)$18.737
 Ending AUV...................................................... (a)$23.153
                                                                  (b)$22.144
 Ending Number of
   AUs........................................................... (a)182,241
                                                                  (b)891

------------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES PORTFOLIO (FORMERLY NATURAL RESOURCES PORTFOLIO) -
AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$8.410
                                                                  (b)$8.190
 Ending AUV...................................................... (a)$9.571
                                                                  (b)$9.298
 Ending Number of
   AUs........................................................... (a)333,895
                                                                  (b)13,825

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO (FORMERLY REAL RETURN PORTFOLIO) - SST Class 3
Shares
(Inception Date - 01/19/10)
 Beginning AUV................................................... (a)$11.994
                                                                  (b)$11.918
 Ending AUV...................................................... (a)$12.122
                                                                  (b)$12.015
 Ending Number of
   AUs........................................................... (a)1,949,989
                                                                  (b)13,686

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO (FORMERLY AGGRESSIVE GROWTH PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$13.540
                                                                  (b)$13.131
 Ending AUV...................................................... (a)$17.355
                                                                  (b)$16.789
 Ending Number of
   AUs........................................................... (a)35,163
                                                                  (b)1,129

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH PORTFOLIO (FORMERLY FUNDAMENTAL GROWTH PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV................................................... (a)$11.131
                                                                  (b)$10.635
 Ending AUV...................................................... (a)$14.938
                                                                  (b)$14.237
 Ending Number of
   AUs........................................................... (a)218,106
                                                                  (b)2,420

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses

        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature



        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-7


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      B-1


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



     PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge         Contract Maintenance Fee is $30.                                  New Mexico
                                                                                                North Dakota
Administrative Charge         Charge will be deducted pro-rata from Variable Portfolios only.   Washington
Annuity Date                  You may begin the Income Phase any time after your first          Florida
                                contract anniversary.
Death Benefits                If the contract is issued on or after your 83rd birthday, but     Washington
                                before your 86th birthday, the
                              death benefit is the greater of: 1) contract value or 2) Gross
                                Purchase Payments received
                              prior to your 86th birthday reduced for any withdrawals in the same proportion that the
                              contract value was reduced by such withdrawal.
Death Benefits Upon Spousal   If the Continuing Spouse continues the contract on or after the   Washington
                                Continuing Spouse's 83rd
Continuation                  birthday but before their 86th birthday, the death benefit is the greater of: 1) contract
                              value or 2) contract value on the Continuation date, plus Gross
                                Purchase Payments received
                              after the Continuation Date but before the Continuing Spouse's
                                86th birthday, reduced for
                              any withdrawals in the same proportion that the contract value was reduced by such
                              withdrawal.
Letter of Intent              The Letter of Intent is not applicable.                           Oregon
                                                                                                Texas
                                                                                                Washington
MarketLock                    Charge will be deducted pro-rata from Variable Portfolios only.   Washington
MarketLock Income Plus        Charge will be deducted pro-rata from Variable Portfolios only.   Oregon
MarketLock For Life Plus                                                                        Texas
                                                                                                Washington
Premium Tax                   We deduct premium tax charges of 0.50% for Qualified contracts    California
                                and 2.35% for
                              Non-Qualified contracts based on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                contracts based on total
                              Purchase Payments when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                contracts based on contract
                              value when you begin the Income Phase.
Premium Tax                   For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                charges of 1.25% for
                              Non-Qualified contracts based on total Purchase Payments when you begin the Income
                              Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium
                              tax charges of 0.08% for Non-Qualified contracts based on total
                                Purchase Payments when
                              you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                and 1.0% for Non-Qualified
                              contracts based on contract value when you begin the Income
                                Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                contracts based on total
                              Purchase Payments when you begin the Income Phase.
Transfer Privilege            Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                Texas


                                      C-1


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--------------------------------------------------------------------------------
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1,
                                      2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.


MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:


IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
           One Owner              50          75
         Joint Owners
    (based on the age of the
         older Owner)             50          75

IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            50          75          50          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       50          75          50        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       50          75          50        N/A(2)


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


The Income Credit is calculated as 6% of the Income Credit Base.

What determines the Maximum Annual Withdrawal Percentage?


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.70% of Benefit Base
 For Two Covered Persons    0.95% of Benefit Base


                                      D-1

MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.


THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:


MARKETLOCK SUMMARY TABLE



                                 MAXIMUM                              MAXIMUM
                                 ANNUAL        INITIAL MINIMUM        ANNUAL
                               WITHDRAWAL         WITHDRAWAL        WITHDRAWAL
                               PERCENTAGE*       PERIOD PRIOR      PERCENTAGE IF
                              PRIOR TO ANY          TO ANY         EXTENSION IS
 TIME OF FIRST WITHDRAWAL       EXTENSION         EXTENSION           ELECTED
 Before 7th Benefit Year          5%              20 years              5%
   anniversary
 On or after 7th Benefit          7%           14.28 years**            7%
   Year anniversary


* If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.


                                      D-2


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.


DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


                                      E-1

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS

                   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS


Capital terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

Effective January 15, 2016, if you have elected the following living benefit features:

     o MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION.


PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.

     d. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b.   The lesser of:

                                      F-1



              (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

              (2)    125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Purchase Payments
 Years 5 - 9      40% of Earnings     65% of Purchase Payments*
 Years 10+        50% of Earnings     75% of Purchase Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Purchase Payments*
 Years

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

The EstatePlus benefit is only available if the original owner elected
EstatePlus.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus


                                      F-2



Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of contract value on
                                      the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of contract value on
                                      the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of contract value on
                                      the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of contract value on
 Years                                the Continuation Date
                                      plus any Continuation
                                      Purchase Payments*

* Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.



What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2) equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.


                                      F-3


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--------------------------------------------------------------------------------
   APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED

                           PRIOR TO NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




UPFRONT SALES CHARGE


We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

          (a)        the Gross Purchase Payment amount;

          (b)        the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
INVESTMENT AMOUNT                      PAYMENT INVESTED
 Less than $50,000                                5.75%
 $ 50,000 but less than $100,000                  4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds (not available in Florida and Vermont).

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.


                                      G-1


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--------------------------------------------------------------------------------
        APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS

                      ISSUED ON OR AFTER NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 +
$100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 -
$50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 +
$280,000)). We deduct a sales charge of 2.00%.


                          CONTRACT VALUE
                                ON
                AMOUNT      DATE GROSS
               OF GROSS      PURCHASE     SUM OF PREVIOUS      SUM OF
 TRANSACTION   PURCHASE      PAYMENT       GROSS PURCHASE   WITHDRAWALS   INVESTMENT   SALES
    MONTH       PAYMENT    IS RECEIVED        PAYMENTS         TAKEN        AMOUNT     CHARGE
    January   $ 40,000         N/A             N/A             N/A       $ 40,000      5.75%
     March    $100,000   $ 35,000        $ 40,000          $     0       $140,000      3.50%
     August   $160,000   $ 85,000        $140,000          $50,000       $250,000      2.50%
    February  $240,000   $280,000        $300,000          $50,000       $520,000      2.00%


                                      H-1


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APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR
                                   CONTRACTS

                        ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS ARE NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.

IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

IF YOU ARE CURRENTLY INVESTED IN A SAMPLE PORTFOLIO, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into any other Sample Portfolio Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations" and "Sample Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model/portfolio or the Allocations/Sample Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models or Sample Portfolios.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)





         VARIABLE PORTFOLIOS             ALLOCATION A     ALLOCATION B      ALLOCATION C
 American Funds Global Growth             2.0%             3.0%             4.0%
 American Funds Growth-Income             0.0%             0.0%             1.0%
 Invesco V.I. Comstock Fund               5.0%             5.0%             6.0%
 Invesco V.I. Growth and Income
   Fund                                   6.0%             7.0%             8.0%
 SA AB Growth                             1.0%             1.0%             1.0%
 SA AB Small & Mid Cap Value              1.0%             1.0%             1.0%
 SA Boston Company Capital
   Growth                                 2.0%             3.0%             3.0%
 SA DFA Ultra Short Bond                  2.0%             1.0%             0.0%
 SA Dogs of Wall Street                   3.0%             3.0%             3.0%
 SA Federated Corporate Bond            10.0%              8.0%             7.0%
 SA Fidelity Institutional AM Real
   Estate                                0.0%              0.0%             0.0%


         VARIABLE PORTFOLIOS             ALLOCATION A     ALLOCATION B      ALLOCATION C
 SA Franklin Small Company Value         0.0%              2.0%             2.0%
 SA Goldman Sachs Global Bond            4.0%              4.0%             2.0%
 SA Janus Focused Growth                 0.0%              1.0%             1.0%
 SA JPMorgan Emerging Markets            0.0%              1.0%             2.0%
 SA JPMorgan Equity-Income               6.0%              7.0%             8.0%
 SA JPMorgan MFS Core Bond              17.0%            13.0%            10.0%
 SA Legg Mason BW Large Cap
   Value                                 4.0%             4.0%             4.0%
 SA MFS Blue Chip Growth                 2.0%             3.0%             4.0%
 SA MFS Massachusetts Investors
   Trust                                 6.0%             6.0%             7.0%
 SA Morgan Stanley International
   Equities                              3.0%             3.0%             4.0%
 SA Oppenheimer Main Street Large
   Cap                                   3.0%             4.0%             4.0%
 SA PineBridge High-Yield Bond           4.0%             3.0%             2.0%
 SA Templeton Foreign Value              3.0%             3.0%             3.0%
 SA Wellington Real Return               5.0%             3.0%             2.0%
 SA Wellington Capital Appreciation      3.0%             3.0%             4.0%
 SA Wellington Government and
   Quality Bond                          8.0%             8.0%             7.0%
                              TOTAL      100%             100%             100%


SAMPLE ALLOCATIONS (EFFECTIVE FEBRUARY 11, 2013)



                                           BALANCED
                                            TOWARD         GROWTH       ALL EQUITY
                                            GROWTH          FOCUS         FOCUS
          VARIABLE PORTFOLIOS             ALLOCATION     ALLOCATION     ALLOCATION
 American Funds Global Growth                12.0%          12.0%          17.0%
 American Funds Growth-Income                 9.0%          10.0%          10.0%
 Invesco V.I. Comstock Fund                   6.0%          10.0%          13.0%
 Invesco V.I. Growth and Income Fund          5.0%          10.0%          12.0%
 SA Federated Corporate Bond                  5.0%           0.0%           0.0%
 SA Invesco Growth Opportunities              3.0%           5.0%           6.0%
 SA MFS Massachusetts Investors Trust         7.0%          10.0%          14.0%
 SA MFS Total Return                         13.0%           0.0%           0.0%
 SA Multi-Managed Mid Cap Growth              4.0%           8.0%          10.0%
 SA Templeton Foreign Value                  11.0%          15.0%          18.0%
 SA Wellington Government and Quality
   Bond                                      25.0%          20.0%           0.0%
                                  TOTAL       100%           100%           100%



                                      I-1



    Please forward a copy (without charge) of the PolarisII A-Class Platinum Series Variable Annuity Statement
                                           of Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                         VARIABLE ANNUITY ACCOUNT SEVEN

   POLARIS II A-CLASS AND POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2018, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2018


                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
American Home Assurance Company...............................    4
General Account...............................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    5
Annuity Unit Values...........................................    6
Taxes.........................................................    8
Broker-Dealer Firms Receiving Revenue Sharing Payments........   15
Distribution of Contracts.....................................   16
Financial Statements..........................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Insurance Company ("SunAmerica Annuity"), an affiliate of AGL, merged with and into AGL ("Merger"). Prior to this date, the contracts in all states except New York were issued by SunAmerica Annuity.

Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                        AMERICAN HOME ASSURANCE COMPANY

All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group").


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:


                                  n
     [(1 - SC)     P]   (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     SC    =   sales charge
     ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or
               10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

If the Income Protector program is available and contract holders elect to begin annuity income payments using the Income Protector program, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the annuity income option selected.

The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2018 is the lesser of 100% of includible compensation or $18,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2018 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2018 may not exceed the lesser of $55,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2018 of less than $101,000, your contribution may be fully deductible; if your income is between $101,000 and $121,000, your contribution may be partially deductible and if your income is $121,000 or more, your contribution may not be deductible. If you are single and your income in 2018 is less than $63,000, your contribution may be fully deductible; if your income is between $63,000 and $73,000, your contribution may be partially deductible and if your income is $73,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2018 is between $189,000 and $199,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2018 is less than: $189,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $120,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2017, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       LPL Financial Corporation
  BancWest Investment Services, Inc.        M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  cfd Investment, Inc                       Raymond James Financial
  Citigroup Global Markets Inc.             RBC Capital Markets Corporation
  Citizens Securities, Inc.                 Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  First Allied Securities                   Securities Services Network
  FSC Securities Corp.                      Securities America, Inc.
  Girard Securities                         Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven, American General Life Insurance Company ("AGL"), and American Home Assurance Company.

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


      - The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.



      - The Audited Consolidated Financial Statements of American General Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.



      - The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

American General
Life Companies

                                                 Variable Annuity Account Seven
                                        American General Life Insurance Company

                                                                           2017
                                                                  Annual Report
                                                              December 31, 2017

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts indicated in Note 1 (constituting Variable Annuity Account Seven sponsored by American General Life Insurance Company, hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, and the related statements of operations and changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in Variable Annuity Account Seven as of December 31, 2017, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company's management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in Variable Annuity Account Seven based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to each of the sub-accounts in Variable Annuity Account Seven in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the mutual fund companies and transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 26, 2018

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not determined the specific year we began serving as auditor.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017


                                                          Due from
                                                            (to)                                           Net Assets
                                                          Company's               Contract    Contract   Attributable to
                                                           General                Owners -    Owners -      Contract
                                           Investments at Account,                Annuity   Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets   Reserves    Reserves      Reserves
------------                               -------------- --------- ------------ ---------- ------------ ---------------
American Funds Asset Allocation Fund
  Class 2                                   $359,346,881     $--    $359,346,881 $1,292,697 $358,054,184  $359,346,881
American Funds Asset Allocation Portfolio
  Class 4                                     16,444,971      --      16,444,971         --   16,444,971    16,444,971
American Funds Bond Class 4                    9,727,744      --       9,727,744         --    9,727,744     9,727,744
American Funds Global Bond Class 4             2,007,767      --       2,007,767         --    2,007,767     2,007,767
American Funds Global Growth Fund
  Class 2                                    326,751,286      --     326,751,286  1,330,044  325,421,242   326,751,286
American Funds Global Growth Portfolio
  Class 4                                     11,518,722      --      11,518,722     10,002   11,508,720    11,518,722
American Funds Global Small
  Capitalization Class 4                       2,036,043      --       2,036,043         --    2,036,043     2,036,043
American Funds Growth Fund Class 2           261,171,021      --     261,171,021  1,160,437  260,010,584   261,171,021
American Funds Growth Portfolio Class 4       20,090,063      --      20,090,063     10,740   20,079,323    20,090,063
American Funds Growth-Income Fund
  Class 2                                    418,005,582      --     418,005,582  1,738,951  416,266,631   418,005,582
American Funds Growth-Income Portfolio
  Class 4                                     34,902,343      --      34,902,343      9,814   34,892,529    34,902,343
American Funds Insurance Series Capital
  Income Builder Class 4                      13,126,203      --      13,126,203         --   13,126,203    13,126,203
American Funds International Class 4           3,914,383      --       3,914,383         --    3,914,383     3,914,383
AST SA Edge Asset Allocation Portfolio
  Class 1                                      9,194,984      --       9,194,984     28,768    9,166,216     9,194,984
AST SA Edge Asset Allocation Portfolio
  Class 3                                     16,650,092      --      16,650,092    160,761   16,489,331    16,650,092
AST SA Wellington Capital Appreciation
  Portfolio Class 1                           73,546,826      --      73,546,826    323,600   73,223,226    73,546,826
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          183,778,639      --     183,778,639    302,196  183,476,443   183,778,639
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              29,085,742      --      29,085,742     62,945   29,022,797    29,085,742
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             202,353,380      --     202,353,380    179,489  202,173,891   202,353,380
AST SA Wellington Growth Portfolio
  Class 1                                     25,174,137      --      25,174,137    141,987   25,032,150    25,174,137
AST SA Wellington Growth Portfolio
  Class 3                                      8,725,482      --       8,725,482     41,979    8,683,503     8,725,482
AST SA Wellington Natural Resources
  Portfolio Class 3                            5,422,301      --       5,422,301      4,386    5,417,915     5,422,301
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                 24,617,082      --      24,617,082    213,499   24,403,583    24,617,082
FTVIP Franklin Income VIP Fund Class 2        44,923,276      --      44,923,276    185,131   44,738,145    44,923,276
FTVIP Franklin Mutual Global Discovery
  VIP Fund Class 2                             4,680,334      --       4,680,334         --    4,680,334     4,680,334
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                                 7,709,804      --       7,709,804         --    7,709,804     7,709,804
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                 1,391,846      --       1,391,846         --    1,391,846     1,391,846
FTVIP Templeton Global Bond VIP Fund
  Class 2                                      1,381,752      --       1,381,752         --    1,381,752     1,381,752
Goldman Sachs VIT Government Money
  Market Fund Service Class                    3,825,489      --       3,825,489      8,359    3,817,130     3,825,489
Invesco V.I. American Franchise Fund
  Series II                                    6,851,711      --       6,851,711     34,957    6,816,754     6,851,711
Invesco V.I. American Value Fund Series
  II                                           1,400,405      --       1,400,405         --    1,400,405     1,400,405
Invesco V.I. Comstock Fund Series II         286,361,670      --     286,361,670    922,957  285,438,713   286,361,670
Invesco V.I. Equity and Income Fund
  Series II                                    5,536,900      --       5,536,900         --    5,536,900     5,536,900
Invesco V.I. Growth and Income Fund
  Series II                                  296,547,815      --     296,547,815    593,407  295,954,408   296,547,815
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                           5,274,583      --       5,274,583         --    5,274,583     5,274,583
Lord Abbett Fund Developing Growth
  Class VC                                       321,763      --         321,763         --      321,763       321,763
Lord Abbett Fund Growth and Income
  Portfolio Class VC                          96,624,522      --      96,624,522    885,453   95,739,069    96,624,522
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                    65,191,800      --      65,191,800    349,446   64,842,354    65,191,800
Lord Abbett Fund Total Return Class VC         4,815,026      --       4,815,026         --    4,815,026     4,815,026
SST SA Wellington Real Return Portfolio
  Class 3                                     91,778,889      --      91,778,889      6,772   91,772,117    91,778,889
SAST Equity Index Portfolio Class 1           10,785,393      --      10,785,393     25,357   10,760,036    10,785,393
SAST Invesco VCP Value Portfolio
  Class 3                                    106,003,303      --     106,003,303         --  106,003,303   106,003,303
SAST SA AB Growth Portfolio Class 1           25,483,130      --      25,483,130     56,725   25,426,405    25,483,130
SAST SA AB Growth Portfolio Class 3           13,488,356      --      13,488,356     20,185   13,468,171    13,488,356
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           50,992,700      --      50,992,700     30,672   50,962,028    50,992,700
SAST SA Boston Company Capital
  Growth Portfolio Class 1                       820,470      --         820,470         --      820,470       820,470
SAST SA Boston Company Capital
  Growth Portfolio Class 3                     8,416,695      --       8,416,695         --    8,416,695     8,416,695
SAST SA Columbia Technology Portfolio
  Class 1                                        796,622      --         796,622         --      796,622       796,622
SAST SA Columbia Technology Portfolio
  Class 3                                      3,274,930      --       3,274,930         --    3,274,930     3,274,930
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                      7,779,020      --       7,779,020     64,003    7,715,017     7,779,020
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                     12,406,923      --      12,406,923         --   12,406,923    12,406,923
SAST SA Dogs of Wall Street Portfolio
  Class 1                                      5,477,901      --       5,477,901         --    5,477,901     5,477,901
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     43,389,174      --      43,389,174    174,458   43,214,716    43,389,174
SAST SA Federated Corporate Bond
  Portfolio Class 1                           40,855,271      --      40,855,271     78,957   40,776,314    40,855,271
SAST SA Federated Corporate Bond
  Portfolio Class 3                          222,386,663      --     222,386,663    342,879  222,043,784   222,386,663
SAST SA Franklin Foreign Value Portfolio
  Class 3                                    108,853,284      --     108,853,284     85,500  108,767,784   108,853,284
SAST SA Franklin Small Company Value
  Portfolio Class 1                            3,382,063      --       3,382,063         --    3,382,063     3,382,063
SAST SA Franklin Small Company Value
  Portfolio Class 3                           38,487,496      --      38,487,496     32,320   38,455,176    38,487,496
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                            8,833,626      --       8,833,626      3,098    8,830,528     8,833,626
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                           58,012,068      --      58,012,068     83,127   57,928,941    58,012,068
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                            1,782,263      --       1,782,263         --    1,782,263     1,782,263
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                           20,537,566      --      20,537,566     12,379   20,525,187    20,537,566
SAST SA Janus Focused Growth Portfolio
  Class 3                                     28,777,042      --      28,777,042      2,010   28,775,032    28,777,042

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017


                                                    Due from
                                                      (to)
                                                    Company's                Contract                   Net Assets
                                                     General                 Owners - Contract Owners Attributable to
                                     Investments at Account,                 Annuity  - Accumulation  Contract Owner
Sub-accounts                           Fair Value      Net      Net Assets   Reserves    Reserves        Reserves
------------                         -------------- --------- -------------- -------- --------------- ---------------
SAST SA JPMorgan Balanced
  Portfolio Class 1                  $   16,819,998    $--    $   16,819,998 $ 73,423 $   16,746,575  $   16,819,998
SAST SA JPMorgan Balanced
  Portfolio Class 3                      30,388,445     --        30,388,445   99,821     30,288,624      30,388,445
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1               5,198,433     --         5,198,433    6,347      5,192,086       5,198,433
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3              21,644,199     --        21,644,199   14,913     21,629,286      21,644,199
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                      19,129,786     --        19,129,786   93,199     19,036,587      19,129,786
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      90,448,498     --        90,448,498   54,633     90,393,865      90,448,498
SAST SA JPMorgan Global Equities
  Portfolio Class 1                       4,721,488     --         4,721,488    5,398      4,716,090       4,721,488
SAST SA JPMorgan Global Equities
  Portfolio Class 3                       5,341,576     --         5,341,576    3,909      5,337,667       5,341,576
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      16,770,050     --        16,770,050    3,429     16,766,621      16,770,050
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     231,599,866     --       231,599,866  183,809    231,416,057     231,599,866
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1                5,876,800     --         5,876,800    8,078      5,868,722       5,876,800
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3               31,443,066     --        31,443,066   25,674     31,417,392      31,443,066
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1            47,686,503     --        47,686,503  240,132     47,446,371      47,686,503
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3           114,067,951     --       114,067,951  117,357    113,950,594     114,067,951
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       1,520,847     --         1,520,847       --      1,520,847       1,520,847
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      23,817,663     --        23,817,663    1,051     23,816,612      23,817,663
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1       4,339,390     --         4,339,390   23,237      4,316,153       4,339,390
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3     130,019,182     --       130,019,182   49,603    129,969,579     130,019,182
SAST SA MFS Telecom Utility
  Portfolio Class 1                       1,707,516     --         1,707,516   17,370      1,690,146       1,707,516
SAST SA MFS Telecom Utility
  Portfolio Class 3                       2,760,661     --         2,760,661   34,044      2,726,617       2,760,661
SAST SA MFS Total Return Bond
  Portfolio Class 1                      59,191,633     --        59,191,633  456,946     58,734,687      59,191,633
SAST SA MFS Total Return Bond
  Portfolio Class 3                     128,821,236     --       128,821,236  276,976    128,544,260     128,821,236
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                                 3,880,685     --         3,880,685   27,471      3,853,214       3,880,685
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                21,556,904     --        21,556,904    6,614     21,550,290      21,556,904
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             7,726,983     --         7,726,983   13,039      7,713,944       7,726,983
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            39,450,282     --        39,450,282   14,560     39,435,722      39,450,282
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                  9,529,366     --         9,529,366    6,773      9,522,593       9,529,366
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                 51,076,110     --        51,076,110   92,864     50,983,246      51,076,110
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                                 6,839,281     --         6,839,281   29,090      6,810,191       6,839,281
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                                17,121,613     --        17,121,613   84,929     17,036,684      17,121,613
SAST SA Pyramis Real Estate
  Portfolio Class 1                       4,090,169     --         4,090,169    2,423      4,087,746       4,090,169
SAST SA Pyramis Real Estate
  Portfolio Class 3                      19,474,392     --        19,474,392   12,767     19,461,625      19,474,392
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3            122,592,758     --       122,592,758       --    122,592,758     122,592,758
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   2,062,931,943     --     2,062,931,943   43,355  2,062,888,588   2,062,931,943
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1                5,123,110     --         5,123,110    7,896      5,115,214       5,123,110
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3                1,922,993     --         1,922,993      283      1,922,710       1,922,993
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1                9,921,980     --         9,921,980   61,210      9,860,770       9,921,980
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3                4,571,245     --         4,571,245   38,343      4,532,902       4,571,245

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                           15,297,866  $23.49    $359,346,881   $291,944,335    1
American Funds Asset Allocation Portfolio Class 4                         702,777   23.40      16,444,971     15,329,110    1
American Funds Bond Class 4                                               910,837   10.68       9,727,744      9,869,970    1
American Funds Global Bond Class 4                                        171,604   11.70       2,007,767      1,981,941    1
American Funds Global Growth Fund Class 2                              10,805,267   30.24     326,751,286    259,119,342    1
American Funds Global Growth Portfolio Class 4                            382,301   30.13      11,518,722      9,957,275    1
American Funds Global Small Capitalization Class 4                         81,736   24.91       2,036,043      1,841,973    1
American Funds Growth Fund Class 2                                      3,376,484   77.35     261,171,021    213,794,153    1
American Funds Growth Portfolio Class 4                                   262,409   76.56      20,090,063     17,880,055    1
American Funds Growth-Income Fund Class 2                               8,408,883   49.71     418,005,582    355,013,027    1
American Funds Growth-Income Portfolio Class 4                            707,815   49.31      34,902,343     31,645,496    1
American Funds Insurance Series Capital Income Builder Class 4          1,264,567   10.38      13,126,203     12,386,821    1
American Funds International Class 4                                      182,744   21.42       3,914,383      3,480,158    1
AST SA Edge Asset Allocation Portfolio Class 1                            644,350   14.27       9,194,984      9,059,161    1
AST SA Edge Asset Allocation Portfolio Class 3                          1,176,534   14.15      16,650,092     17,642,109    1
AST SA Wellington Capital Appreciation Portfolio Class 1                1,572,869   46.76      73,546,826     64,610,959    1
AST SA Wellington Capital Appreciation Portfolio Class 3                4,213,399   43.62     183,778,639    168,895,993    1
AST SA Wellington Government and Quality Bond Portfolio Class 1         1,934,316   15.04      29,085,742     29,194,815    1
AST SA Wellington Government and Quality Bond Portfolio Class 3        13,494,075   15.00     202,353,380    204,338,616    1
AST SA Wellington Growth Portfolio Class 1                                809,171   31.11      25,174,137     18,799,459    1
AST SA Wellington Growth Portfolio Class 3                                280,810   31.07       8,725,482      7,147,891    1
AST SA Wellington Natural Resources Portfolio Class 3                     265,831   20.40       5,422,301      4,794,622    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               3,331,134    7.39      24,617,082     23,329,599    1
FTVIP Franklin Income VIP Fund Class 2                                  2,778,187   16.17      44,923,276     42,947,212    1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                   236,380   19.80       4,680,334      4,626,530    1
FTVIP Franklin Rising Dividends VIP Fund Class 2                          270,900   28.46       7,709,804      6,965,547    1
FTVIP Franklin Strategic Income VIP Fund Class 2                          128,875   10.80       1,391,846      1,367,579    1
FTVIP Templeton Global Bond VIP Fund Class 2                               83,692   16.51       1,381,752      1,345,239    1
Goldman Sachs VIT Government Money Market Fund Service Class            3,825,489    1.00       3,825,489      3,825,489    1
Invesco V.I. American Franchise Fund Series II                            112,693   60.80       6,851,711      4,955,759    1
Invesco V.I. American Value Fund Series II                                 76,945   18.20       1,400,405      1,282,983    1
Invesco V.I. Comstock Fund Series II                                   13,941,659   20.54     286,361,670    202,149,435    1
Invesco V.I. Equity and Income Fund Series II                             292,185   18.95       5,536,900      5,147,675    1
Invesco V.I. Growth and Income Fund Series II                          13,086,841   22.66     296,547,815    267,794,826    1
Lord Abbett Fund Bond Debenture Portfolio Class VC                        426,057   12.38       5,274,583      5,266,386    1
Lord Abbett Fund Developing Growth Class VC                                11,418   28.18         321,763        274,245    1
Lord Abbett Fund Growth and Income Portfolio Class VC                   2,600,929   37.15      96,624,522     71,890,869    1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                       2,659,804   24.51      65,191,800     51,128,657    1
Lord Abbett Fund Total Return Class VC                                    289,017   16.66       4,815,026      4,888,045    1
SST SA Wellington Real Return Portfolio Class 3                         9,569,697    9.59      91,778,889     93,412,878    1
SAST Equity Index Portfolio Class 1                                       482,798   22.34      10,785,393      5,685,897    1
SAST Invesco VCP Value Portfolio Class 3                                7,794,711   13.60     106,003,303     96,811,080    1
SAST SA AB Growth Portfolio Class 1                                       571,448   44.59      25,483,130     18,854,983    1
SAST SA AB Growth Portfolio Class 3                                       307,394   43.88      13,488,356      9,873,661    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      2,663,740   19.14      50,992,700     48,585,871    1
SAST SA Boston Company Capital Growth Portfolio Class 1                    48,668   16.86         820,470        466,629    1
SAST SA Boston Company Capital Growth Portfolio Class 3                   511,629   16.45       8,416,695      5,985,355    1
SAST SA Columbia Technology Portfolio Class 1                             113,315    7.03         796,622        612,411    1
SAST SA Columbia Technology Portfolio Class 3                             486,734    6.73       3,274,930      2,670,766    1
SAST SA DFA Ultra Short Bond Portfolio Class 1                            736,155   10.57       7,779,020      7,772,486    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                          1,198,372   10.35      12,406,923     12,385,000    1
SAST SA Dogs of Wall Street Portfolio Class 1                             377,227   14.52       5,477,901      4,353,798    1
SAST SA Dogs of Wall Street Portfolio Class 3                           3,015,385   14.39      43,389,174     38,799,471    1
SAST SA Federated Corporate Bond Portfolio Class 1                      3,029,191   13.49      40,855,271     39,062,290    1
SAST SA Federated Corporate Bond Portfolio Class 3                     16,598,908   13.40     222,386,663    217,358,691    1
SAST SA Franklin Foreign Value Portfolio Class 3                        6,439,417   16.90     108,853,284     91,202,256    1
SAST SA Franklin Small Company Value Portfolio Class 1                    142,541   23.73       3,382,063      2,716,905    1
SAST SA Franklin Small Company Value Portfolio Class 3                  1,637,312   23.51      38,487,496     33,019,598    1
SAST SA Goldman Sachs Global Bond Portfolio Class 1                       787,877   11.21       8,833,626      9,252,154    1
SAST SA Goldman Sachs Global Bond Portfolio Class 3                     5,271,541   11.00      58,012,068     58,696,295    1
SAST SA Invesco Growth Opportunities Portfolio Class 1                    194,354    9.17       1,782,263      1,702,875    1
SAST SA Invesco Growth Opportunities Portfolio Class 3                  2,383,729    8.62      20,537,566     19,533,249    1
SAST SA Janus Focused Growth Portfolio Class 3                          2,203,238   13.06      28,777,042     26,565,037    1
SAST SA JPMorgan Balanced Portfolio Class 1                               825,246   20.38      16,819,998     14,259,638    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
SAST SA JPMorgan Balanced Portfolio Class 3                              1,499,514  $20.27   $   30,388,445 $   28,971,026   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1                        560,096    9.28        5,198,433      4,490,446   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                      2,362,534    9.16       21,644,199     17,270,949   1
SAST SA JPMorgan Equity-Income Portfolio Class 1                           532,218   35.94       19,129,786     13,446,555   1
SAST SA JPMorgan Equity-Income Portfolio Class 3                         2,530,266   35.75       90,448,498     76,417,355   1
SAST SA JPMorgan Global Equities Portfolio Class 1                         203,096   23.25        4,721,488      3,280,468   1
SAST SA JPMorgan Global Equities Portfolio Class 3                         231,462   23.08        5,341,576      4,273,990   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                         1,873,309    8.95       16,770,050     16,865,543   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        26,135,191    8.86      231,599,866    232,292,703   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                          318,704   18.44        5,876,800      5,266,744   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                        1,797,333   17.49       31,443,066     27,058,061   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                  2,114,674   22.55       47,686,503     46,000,275   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                  5,085,027   22.43      114,067,951    112,851,871   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                             115,847   13.13        1,520,847      1,161,495   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                           1,832,191   13.00       23,817,663     19,011,535   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1                179,363   24.19        4,339,390      3,334,916   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3              5,397,826   24.09      130,019,182    101,949,706   1
SAST SA MFS Telecom Utility Portfolio Class 1                              112,550   15.17        1,707,516      1,427,532   1
SAST SA MFS Telecom Utility Portfolio Class 3                              182,500   15.13        2,760,661      2,660,086   1
SAST SA MFS Total Return Bond Portfolio Class 1                          3,039,832   19.47       59,191,633     49,255,872   1
SAST SA MFS Total Return Bond Portfolio Class 3                          6,630,878   19.43      128,821,236    110,408,267   1
SAST SA Morgan Stanley International Equities Portfolio Class 1            355,279   10.92        3,880,685      3,255,662   1
SAST SA Morgan Stanley International Equities Portfolio Class 3          1,986,015   10.85       21,556,904     18,690,275   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1                340,686   22.68        7,726,983      4,018,749   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3              1,746,752   22.58       39,450,282     31,146,504   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1                     1,656,123    5.75        9,529,366      9,425,951   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3                     8,934,471    5.72       51,076,110     50,312,399   1
SAST SA Putnam International Growth and Income Portfolio Class 1           610,369   11.21        6,839,281      5,626,338   1
SAST SA Putnam International Growth and Income Portfolio Class 3         1,524,583   11.23       17,121,613     12,893,034   1
SAST SA Pyramis Real Estate Portfolio Class 1                              308,003   13.28        4,090,169      4,138,024   1
SAST SA Pyramis Real Estate Portfolio Class 3                            1,480,617   13.15       19,474,392     21,536,228   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                     9,686,927   12.66      122,592,758    107,537,409   1
SAST SA VCP Dynamic Allocation Portfolio Class 3                       145,198,950   14.21    2,062,931,943  1,802,497,386   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1                       229,910   22.28        5,123,110      3,069,920   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3                        88,863   21.64        1,922,993      1,488,464   1
SAST SA WellsCap Fundamental Growth Portfolio Class 1                      376,705   26.34        9,921,980      7,826,058   1
SAST SA WellsCap Fundamental Growth Portfolio Class 3                      180,983   25.26        4,571,245      3,609,163   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             American
                                                                American    Funds Asset               American     American
                                                              Funds Asset   Allocation    American      Funds    Funds Global
                                                               Allocation    Portfolio   Funds Bond  Global Bond Growth Fund
                                                              Fund Class 2    Class 4     Class 4      Class 4     Class 2
                                                              ------------  -----------  ----------  ----------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  5,329,939  $   203,961  $  145,031  $    6,096  $  2,039,094
   Mortality and expense risk and administrative charges        (3,123,874)    (137,783)    (63,520)    (12,195)   (2,873,712)
                                                              ------------  -----------  ----------  ----------  ------------
   Net investment income (loss)                                  2,206,065       66,178      81,511      (6,099)     (834,618)
   Net realized gain (loss)                                     12,213,072      196,727        (676)      1,436    11,557,593
   Capital gain distribution from mutual funds                  16,120,698      525,707      75,606       6,467     9,457,789
   Change in unrealized appreciation (depreciation) of
     investments                                                19,434,108      846,019     (55,242)     49,251    62,037,070
                                                              ------------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets from operations               49,973,943    1,634,631     101,199      51,055    82,217,834
                                                              ------------  -----------  ----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                        4,313,465    7,442,082   3,566,878     798,013     2,759,689
   Payments for contract benefits or terminations              (34,772,830)    (105,921)   (152,456)     (8,683)  (26,537,451)
   Transfers between sub-accounts (including fixed
     account), net                                              (1,260,129)  (1,133,968)  2,335,718     479,474   (17,576,736)
   Contract maintenance charges                                 (1,554,993)     (50,468)    (24,217)     (5,251)   (1,265,397)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (4,852)          --          --          --       (38,457)
                                                              ------------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets from contract transactions   (33,279,339)   6,151,725   5,725,923   1,263,553   (42,658,352)
                                                              ------------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets                               16,694,604    7,786,356   5,827,122   1,314,608    39,559,482
Net assets at beginning of period                              342,652,277    8,658,615   3,900,622     693,159   287,191,804
                                                              ------------  -----------  ----------  ----------  ------------
Net assets at end of period                                   $359,346,881  $16,444,971  $9,727,744  $2,007,767  $326,751,286
                                                              ============  ===========  ==========  ==========  ============
Beginning units                                                 12,683,944      813,602     390,049      71,798     7,877,309
Units issued                                                       380,320      697,739     596,252     129,942       166,300
Units redeemed                                                  (1,516,092)    (164,010)    (33,856)     (4,419)   (1,163,530)
                                                              ------------  -----------  ----------  ----------  ------------
Ending units                                                    11,548,172    1,347,331     952,445     197,321     6,880,079
                                                              ============  ===========  ==========  ==========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $  5,393,534  $   114,676  $   50,483  $    2,908  $  2,605,972
   Mortality and expense risk and administrative charges        (2,994,929)     (67,735)    (25,095)     (4,281)   (2,626,721)
                                                              ------------  -----------  ----------  ----------  ------------
   Net investment income (loss)                                  2,398,605       46,941      25,388      (1,373)      (20,749)
   Net realized gain (loss)                                      8,811,040       48,836       1,031       4,215     5,928,361
   Capital gain distribution from mutual funds                   8,282,349      140,005       7,559         680    24,647,852
   Change in unrealized appreciation (depreciation) of
     investments                                                 8,104,448      297,260     (79,835)    (22,459)  (31,642,428)
                                                              ------------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets from operations               27,596,442      533,042     (45,857)    (18,937)   (1,086,964)
                                                              ------------  -----------  ----------  ----------  ------------
From contract transactions:
   Payments received from contract owners                        5,460,269    4,850,404   2,139,308     391,988     2,566,675
   Payments for contract benefits or terminations              (31,646,390)    (232,049)    (71,494)     (7,838)  (23,639,030)
   Transfers between sub-accounts (including fixed
     account), net                                                (967,536)      81,611   1,347,662     194,964     3,417,181
   Contract maintenance charges                                 (1,623,057)     (27,666)     (9,815)     (2,009)   (1,371,410)
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,948           --          --          --         1,674
                                                              ------------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets from contract transactions   (28,774,766)   4,672,300   3,405,661     577,105   (19,024,910)
                                                              ------------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets                               (1,178,324)   5,205,342   3,359,804     558,168   (20,111,874)
Net assets at beginning of period                              343,830,601    3,453,273     540,818     134,991   307,303,678
                                                              ------------  -----------  ----------  ----------  ------------
Net assets at end of period                                   $342,652,277  $ 8,658,615  $3,900,622  $  693,159  $287,191,804
                                                              ============  ===========  ==========  ==========  ============
Beginning units                                                 13,800,419      350,305      55,010      14,164     8,401,863
Units issued                                                       470,160      598,715     351,304      67,231       487,211
Units redeemed                                                  (1,586,635)    (135,418)    (16,265)     (9,597)   (1,011,765)
                                                              ------------  -----------  ----------  ----------  ------------
Ending units                                                    12,683,944      813,602     390,049      71,798     7,877,309
                                                              ============  ===========  ==========  ==========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           American      American
                                                         Funds Global  Funds Global                  American     American
                                                            Growth        Small        American    Funds Growth Funds Growth-
                                                          Portfolio   Capitalization Funds Growth   Portfolio    Income Fund
                                                           Class 4       Class 4     Fund Class 2    Class 4       Class 2
                                                         ------------ -------------- ------------  ------------ -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $    60,229    $    4,248   $  1,247,935  $    75,994  $  5,550,358
   Mortality and expense risk and administrative
     charges                                                 (98,311)      (11,607)    (2,301,680)    (169,131)   (3,636,049)
                                                         -----------    ----------   ------------  -----------  ------------
   Net investment income (loss)                              (38,082)       (7,359)    (1,053,745)     (93,137)    1,914,309
   Net realized gain (loss)                                   19,605        (4,415)     8,798,938       58,258    10,495,671
   Capital gain distribution from mutual funds               257,139            --     24,128,463    1,405,638    25,850,068
   Change in unrealized appreciation (depreciation) of
     investments                                           1,930,254       228,846     28,209,948    2,013,620    39,542,237
                                                         -----------    ----------   ------------  -----------  ------------
Increase (decrease) in net assets from operations          2,168,916       217,072     60,083,604    3,384,379    77,802,285
                                                         -----------    ----------   ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  2,973,547     1,127,985      2,164,198    5,990,349     4,216,234
   Payments for contract benefits or terminations           (377,169)      (23,477)   (22,961,325)    (692,007)  (37,794,900)
   Transfers between sub-accounts (including fixed
     account), net                                           310,023       228,335    (10,561,773)     766,290   (10,041,581)
   Contract maintenance charges                              (37,776)       (4,529)      (800,535)     (62,205)     (950,027)
   Adjustments to net assets allocated to contracts in
     payout period                                              (364)           --         (5,002)        (466)      (25,514)
                                                         -----------    ----------   ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             2,868,261     1,328,314    (32,164,437)   6,001,961   (44,595,788)
                                                         -----------    ----------   ------------  -----------  ------------
Increase (decrease) in net assets                          5,037,177     1,545,386     27,919,167    9,386,340    33,206,497
Net assets at beginning of period                          6,481,545       490,657    233,251,854   10,703,723   384,799,085
                                                         -----------    ----------   ------------  -----------  ------------
Net assets at end of period                              $11,518,722    $2,036,043   $261,171,021  $20,090,063  $418,005,582
                                                         ===========    ==========   ============  ===========  ============
Beginning units                                              680,359        52,843      6,339,567    1,006,137    12,196,593
Units issued                                                 344,351       133,893         81,184      598,496       210,686
Units redeemed                                               (92,365)      (10,251)      (836,158)    (112,777)   (1,480,737)
                                                         -----------    ----------   ------------  -----------  ------------
Ending units                                                 932,345       176,485      5,584,593    1,491,856    10,926,542
                                                         ===========    ==========   ============  ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    40,487    $      443   $  1,756,490  $    53,512  $  5,505,312
   Mortality and expense risk and administrative
     charges                                                 (55,802)       (3,332)    (2,081,208)     (87,240)   (3,411,904)
                                                         -----------    ----------   ------------  -----------  ------------
   Net investment income (loss)                              (15,315)       (2,889)      (324,718)     (33,728)    2,093,408
   Net realized gain (loss)                                  (11,891)       (2,314)     4,911,677       (4,999)    8,067,205
   Capital gain distribution from mutual funds               413,980        47,510     20,737,783      671,741    42,239,312
   Change in unrealized appreciation (depreciation) of
     investments                                            (328,901)      (33,659)    (6,592,801)     155,124   (14,353,304)
                                                         -----------    ----------   ------------  -----------  ------------
Increase (decrease) in net assets from operations             57,873         8,648     18,731,941      788,138    38,046,621
                                                         -----------    ----------   ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                  1,964,088       236,749      2,564,961    4,108,344     5,525,419
   Payments for contract benefits or terminations            (63,054)       (4,793)   (19,317,866)    (195,891)  (36,283,644)
   Transfers between sub-accounts (including fixed
     account), net                                           980,010        88,596     (5,000,282)     820,558   (11,191,353)
   Contract maintenance charges                              (23,950)       (1,393)      (868,546)     (35,916)   (1,015,538)
   Adjustments to net assets allocated to contracts in
     payout period                                                --            --        (18,434)          --        (8,879)
                                                         -----------    ----------   ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             2,857,094       319,159    (22,640,167)   4,697,095   (42,973,995)
                                                         -----------    ----------   ------------  -----------  ------------
Increase (decrease) in net assets                          2,914,967       327,807     (3,908,226)   5,485,233    (4,927,374)
Net assets at beginning of period                          3,566,578       162,850    237,160,080    5,218,490   389,726,459
                                                         -----------    ----------   ------------  -----------  ------------
Net assets at end of period                              $ 6,481,545    $  490,657   $233,251,854  $10,703,723  $384,799,085
                                                         ===========    ==========   ============  ===========  ============
Beginning units                                              245,007        17,669      6,991,923      656,389    13,649,512
Units issued                                                 465,920        37,146        193,212      381,310       313,463
Units redeemed                                               (30,568)       (1,972)      (845,568)     (31,562)   (1,766,382)
                                                         -----------    ----------   ------------  -----------  ------------
Ending units                                                 680,359        52,843      6,339,567    1,006,137    12,196,593
                                                         ===========    ==========   ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                          American       American
                                            Funds          Funds                    AST SA Edge  AST SA Edge
                                           Growth-       Insurance      American       Asset        Asset
                                           Income     Series Capital      Funds     Allocation   Allocation
                                          Portfolio       Income      International  Portfolio    Portfolio
                                           Class 4    Builder Class 4    Class 4      Class 1      Class 3
                                         -----------  --------------- ------------- -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                             $   403,868    $   252,083    $   41,503   $   243,821  $   415,683
   Mortality and expense risk and
     administrative charges                 (292,865)      (105,428)      (24,694)      (94,657)    (152,171)
                                         -----------    -----------    ----------   -----------  -----------
   Net investment income (loss)              111,003        146,655        16,809       149,164      263,512
   Net realized gain (loss)                   17,666         15,533        16,883        91,370      (12,511)
   Capital gain distribution from
     mutual funds                          1,673,862             --        22,703       742,460    1,376,508
   Change in unrealized appreciation
     (depreciation) of investments         3,200,309        822,395       473,118        95,588      315,100
                                         -----------    -----------    ----------   -----------  -----------
Increase (decrease) in net assets from
  operations                               5,002,840        984,583       529,513     1,078,582    1,942,609
                                         -----------    -----------    ----------   -----------  -----------
From contract transactions:
   Payments received from contract
     owners                                9,754,716      4,267,712     1,976,083            --      408,247
   Payments for contract benefits or
     terminations                           (758,121)      (241,652)      (25,615)     (722,319)  (1,611,281)
   Transfers between sub-accounts
     (including fixed account), net        1,197,431      1,254,427       209,019         1,428      195,104
   Contract maintenance charges             (112,714)       (41,167)       (8,708)           --     (141,445)
   Adjustments to net assets allocated
     to contracts in payout period              (516)            --            --            57       (1,837)
                                         -----------    -----------    ----------   -----------  -----------
Increase (decrease) in net assets from
  contract transactions                   10,080,796      5,239,320     2,150,779      (720,834)  (1,151,212)
                                         -----------    -----------    ----------   -----------  -----------
Increase (decrease) in net assets         15,083,636      6,223,903     2,680,292       357,748      791,397
Net assets at beginning of period         19,818,707      6,902,300     1,234,091     8,837,236   15,858,695
                                         -----------    -----------    ----------   -----------  -----------
Net assets at end of period              $34,902,343    $13,126,203    $3,914,383   $ 9,194,984  $16,650,092
                                         ===========    ===========    ==========   ===========  ===========
Beginning units                            1,876,197        717,732       139,289       307,594      714,991
Units issued                               1,009,956        586,535       221,672         7,112       66,220
Units redeemed                              (149,674)       (79,381)      (22,328)      (27,050)    (113,120)
                                         -----------    -----------    ----------   -----------  -----------
Ending units                               2,736,479      1,224,886       338,633       287,656      668,091
                                         ===========    ===========    ==========   ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                             $   231,279    $   143,262    $   14,031   $   251,167  $   409,855
   Mortality and expense risk and
     administrative charges                 (161,822)       (47,542)       (8,029)      (94,671)    (143,287)
                                         -----------    -----------    ----------   -----------  -----------
   Net investment income (loss)               69,457         95,720         6,002       156,496      266,568
   Net realized gain (loss)                  (40,447)        (1,272)       (2,413)      179,239      115,830
   Capital gain distribution from
     mutual funds                          1,565,800             --        48,407       624,281    1,119,320
   Change in unrealized appreciation
     (depreciation) of investments           137,219        (56,271)      (31,184)     (130,733)     (81,069)
                                         -----------    -----------    ----------   -----------  -----------
Increase (decrease) in net assets from
  operations                               1,732,029         38,177        20,812       829,283    1,420,649
                                         -----------    -----------    ----------   -----------  -----------
From contract transactions:
Payments received from contract owners     7,203,964      3,520,742       807,793        20,187      318,896
Payments for contract benefits or
terminations                                (341,051)       (87,173)      (12,163)   (1,222,122)  (1,176,497)
Transfers between sub-accounts
(including fixed account), net             2,094,472      1,629,098       161,454      (203,154)      18,505
Contract maintenance charges                 (67,996)       (19,135)       (2,784)          (21)    (148,659)
Adjustments to net assets allocated to
contracts in payout period                        --             --            --          (126)     (11,202)
                                         -----------    -----------    ----------   -----------  -----------
Increase (decrease) in net assets from
  contract transactions                    8,889,389      5,043,532       954,300    (1,405,236)    (998,957)
                                         -----------    -----------    ----------   -----------  -----------
Increase (decrease) in net assets         10,621,418      5,081,709       975,112      (575,953)     421,692
Net assets at beginning of period          9,197,289      1,820,591       258,979     9,413,189   15,437,003
                                         -----------    -----------    ----------   -----------  -----------
Net assets at end of period              $19,818,707    $ 6,902,300    $1,234,091   $ 8,837,236  $15,858,695
                                         ===========    ===========    ==========   ===========  ===========
Beginning units                              958,117        194,626        29,832       352,953      761,810
Units issued                                 990,528        549,382       112,303        13,716       36,684
Units redeemed                               (72,448)       (26,276)       (2,846)      (59,075)     (83,503)
                                         -----------    -----------    ----------   -----------  -----------
Ending units                               1,876,197        717,732       139,289       307,594      714,991
                                         ===========    ===========    ==========   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                      AST SA
                                                            AST SA       AST SA     Wellington       AST SA
                                                          Wellington   Wellington   Government     Wellington      AST SA
                                                           Capital      Capital     and Quality    Government    Wellington
                                                         Appreciation Appreciation     Bond       and Quality      Growth
                                                          Portfolio    Portfolio     Portfolio   Bond Portfolio  Portfolio
                                                           Class 1      Class 3       Class 1       Class 3       Class 1
                                                         ------------ ------------  -----------  -------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $        --  $         --  $   526,729   $  3,165,782  $   289,088
   Mortality and expense risk and administrative
     charges                                                (671,637)   (1,639,155)    (270,504)    (1,887,094)    (235,852)
                                                         -----------  ------------  -----------   ------------  -----------
   Net investment income (loss)                             (671,637)   (1,639,155)     256,225      1,278,688       53,236
   Net realized gain (loss)                                2,301,199     2,931,010       18,495       (343,540)     743,446
   Capital gain distribution from mutual funds             5,632,528    14,896,523           --             --           --
   Change in unrealized appreciation (depreciation) of
     investments                                          11,858,671    31,091,689      286,148      2,436,868    3,432,286
                                                         -----------  ------------  -----------   ------------  -----------
Increase (decrease) in net assets from operations         19,120,761    47,280,067      560,868      3,372,016    4,228,968
                                                         -----------  ------------  -----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                    154,909     3,475,907       13,190      2,882,503       28,023
   Payments for contract benefits or terminations         (7,052,948)  (13,002,164)  (2,859,722)   (13,152,821)  (2,634,713)
   Transfers between sub-accounts (including fixed
     account), net                                        (3,034,330)  (12,618,365)   1,752,802     18,828,945     (477,612)
   Contract maintenance charges                                  (14)     (943,528)         (20)    (1,685,981)         (28)
   Adjustments to net assets allocated to contracts in
     payout period                                              (466)       (4,811)      (1,556)          (122)     (13,298)
                                                         -----------  ------------  -----------   ------------  -----------
Increase (decrease) in net assets from contract
transactions                                              (9,932,849)  (23,092,961)  (1,095,306)     6,872,524   (3,097,628)
                                                         -----------  ------------  -----------   ------------  -----------
Increase (decrease) in net assets                          9,187,912    24,187,106     (534,438)    10,244,540    1,131,340
Net assets at beginning of period                         64,358,914   159,591,533   29,620,180    192,108,840   24,042,797
                                                         -----------  ------------  -----------   ------------  -----------
Net assets at end of period                              $73,546,826  $183,778,639  $29,085,742   $202,353,380  $25,174,137
                                                         ===========  ============  ===========   ============  ===========
Beginning units                                            1,684,891     4,997,159    1,597,987     11,178,582    1,031,030
Units issued                                                  10,705       139,189      203,871      1,429,088        7,717
Units redeemed                                              (237,036)     (748,132)    (260,575)    (1,032,570)    (126,766)
                                                         -----------  ------------  -----------   ------------  -----------
Ending units                                               1,458,560     4,388,216    1,541,283     11,575,100      911,981
                                                         ===========  ============  ===========   ============  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $        --  $         --  $   439,291   $  2,185,508  $   249,402
   Mortality and expense risk and administrative
     charges                                                (628,646)   (1,450,989)    (297,888)    (1,836,121)    (229,714)
                                                         -----------  ------------  -----------   ------------  -----------
   Net investment income (loss)                             (628,646)   (1,450,989)     141,403        349,387       19,688
   Net realized gain (loss)                                1,279,784       779,362      128,745        (56,016)     490,330
   Capital gain distribution from mutual funds             8,404,424    21,488,748      211,766      1,272,627    1,681,541
   Change in unrealized appreciation (depreciation) of
     investments                                          (8,553,563)  (19,599,947)    (269,228)    (1,075,843)    (750,703)
                                                         -----------  ------------  -----------   ------------  -----------
Increase (decrease) in net assets from operations            501,999     1,217,174      212,686        490,155    1,440,856
                                                         -----------  ------------  -----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                     43,765     4,141,337       13,321      5,005,683       17,678
   Payments for contract benefits or terminations         (6,794,545)  (11,544,097)  (4,471,219)   (13,075,581)  (2,639,049)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,221,506)    2,074,937    1,614,361     12,575,732     (606,244)
   Contract maintenance charges                                  (36)     (982,889)         (36)    (1,921,733)         (40)
   Adjustments to net assets allocated to contracts in
     payout period                                            (1,702)       (7,017)         776            568          (48)
                                                         -----------  ------------  -----------   ------------  -----------
Increase (decrease) in net assets from contract
transactions                                              (7,974,024)   (6,317,729)  (2,842,797)     2,584,669   (3,227,703)
                                                         -----------  ------------  -----------   ------------  -----------
Increase (decrease) in net assets                         (7,472,025)   (5,100,555)  (2,630,111)     3,074,824   (1,786,847)
Net assets at beginning of period                         71,830,939   164,692,088   32,250,291    189,034,016   25,829,644
                                                         -----------  ------------  -----------   ------------  -----------
Net assets at end of period                              $64,358,914  $159,591,533  $29,620,180   $192,108,840  $24,042,797
                                                         -----------  ------------  -----------   ------------  -----------
Beginning units                                            1,898,339     5,191,860    1,743,658     11,018,411    1,177,357
Units issued                                                  21,381       423,636      160,075      1,355,563       12,339
Units redeemed                                              (234,829)     (618,337)    (305,746)    (1,195,392)    (158,666)
                                                         -----------  ------------  -----------   ------------  -----------
Ending units                                               1,684,891     4,997,159    1,597,987     11,178,582    1,031,030
                                                         ===========  ============  ===========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                           FTVIP                     FTVIP
                                                                              AST SA      Franklin                 Franklin
                                                                  AST SA    Wellington    Founding                  Mutual
                                                                Wellington   Natural       Funds        FTVIP       Global
                                                                  Growth    Resources    Allocation    Franklin    Discovery
                                                                Portfolio   Portfolio     VIP Fund    Income VIP   VIP Fund
                                                                 Class 3     Class 3      Class 2    Fund Class 2   Class 2
                                                                ----------  ----------  -----------  ------------ ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   77,120  $  117,440  $   637,077  $ 1,751,850  $   63,848
   Mortality and expense risk and administrative charges           (78,692)    (47,895)    (229,677)    (421,439)    (37,033)
                                                                ----------  ----------  -----------  -----------  ----------
   Net investment income (loss)                                     (1,572)     69,545      407,400    1,330,411      26,815
   Net realized gain (loss)                                        225,902    (474,450)     124,569      565,449       2,398
   Capital gain distribution from mutual funds                          --          --      982,067           --     203,295
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,107,160   1,092,897      968,238    1,614,740     (13,747)
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                1,331,490     687,992    2,482,274    3,510,600     218,761
                                                                ----------  ----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                          833,418      32,277      326,093    2,926,204   1,597,011
   Payments for contract benefits or terminations                 (530,874)   (392,383)  (1,711,974)  (3,015,175)    (60,627)
   Transfers between sub-accounts (including fixed account),
     net                                                            26,127      52,229      207,664    1,195,907     596,613
   Contract maintenance charges                                    (32,903)    (26,420)    (134,937)    (276,589)    (14,171)
   Adjustments to net assets allocated to contracts in payout
     period                                                             97          --        3,071         (332)         --
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       295,865    (334,297)  (1,310,083)     830,015   2,118,826
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                1,627,355     353,695    1,172,191    4,340,615   2,337,587
Net assets at beginning of period                                7,098,127   5,068,606   23,444,891   40,582,661   2,342,747
                                                                ----------  ----------  -----------  -----------  ----------
Net assets at end of period                                     $8,725,482  $5,422,301  $24,617,082  $44,923,276  $4,680,334
                                                                ==========  ==========  ===========  ===========  ==========
Beginning units                                                    369,494     608,144    1,723,204    2,783,753     235,271
Units issued                                                        49,148      73,885       85,269      334,127     218,448
Units redeemed                                                     (34,384)   (109,448)    (176,363)    (277,617)    (15,921)
                                                                ----------  ----------  -----------  -----------  ----------
Ending units                                                       384,258     572,581    1,632,110    2,840,263     437,798
                                                                ==========  ==========  ===========  ===========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   51,669  $  200,073  $   868,384  $ 1,927,163  $   30,434
   Mortality and expense risk and administrative charges           (64,514)    (46,401)    (210,483)    (377,565)    (15,530)
                                                                ----------  ----------  -----------  -----------  ----------
   Net investment income (loss)                                    (12,845)    153,672      657,901    1,549,598      14,904
   Net realized gain (loss)                                        162,098    (939,831)      74,603      278,949      (2,496)
   Capital gain distribution from mutual funds                     479,052          --      735,084           --     144,313
   Change in unrealized appreciation (depreciation) of
     investments                                                  (221,139)  2,028,976    1,126,942    2,929,489      72,691
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                  407,166   1,242,817    2,594,530    4,758,036     229,412
                                                                ----------  ----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                          648,425      61,108    1,139,292    1,702,624   1,163,331
   Payments for contract benefits or terminations                 (373,523)   (478,623)  (1,321,994)  (2,291,399)    (18,406)
   Transfers between sub-accounts (including fixed account),
     net                                                            14,442    (422,949)    (278,096)    (755,546)    360,399
   Contract maintenance charges                                    (32,736)    (29,259)    (139,286)    (288,773)     (6,272)
   Adjustments to net assets allocated to contracts in payout
     period                                                            259          --      (10,137)         358          --
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       256,867    (869,723)    (610,221)  (1,632,736)  1,499,052
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                  664,033     373,094    1,984,309    3,125,300   1,728,464
Net assets at beginning of period                                6,434,094   4,695,512   21,460,582   37,457,361     614,283
                                                                ----------  ----------  -----------  -----------  ----------
Net assets at end of period                                     $7,098,127  $5,068,606  $23,444,891  $40,582,661  $2,342,747
                                                                ==========  ==========  ===========  ===========  ==========
Beginning units                                                    354,765     722,867    1,768,040    2,899,949      68,433
Units issued                                                        51,396      52,412      151,354      204,162     178,406
Units redeemed                                                     (36,667)   (167,135)    (196,190)    (320,358)    (11,568)
                                                                ----------  ----------  -----------  -----------  ----------
Ending units                                                       369,494     608,144    1,723,204    2,783,753     235,271
                                                                ==========  ==========  ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                   FTVIP                                Goldman
                                                                 Franklin      FTVIP        FTVIP      Sachs VIT   Invesco V.I.
                                                                  Rising      Franklin    Templeton   Government     American
                                                                 Dividends   Strategic   Global Bond     Money      Franchise
                                                                 VIP Fund    Income VIP   VIP Fund    Market Fund  Fund Series
                                                                  Class 2   Fund Class 2   Class 2   Service Class      II
                                                                ----------  ------------ ----------- ------------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   79,519   $   27,210  $       --   $    14,189   $       --
   Mortality and expense risk and administrative charges           (59,789)     (10,538)    (11,846)      (24,434)     (60,634)
                                                                ----------   ----------  ----------   -----------   ----------
   Net investment income (loss)                                     19,730       16,672     (11,846)      (10,245)     (60,634)
   Net realized gain (loss)                                         23,038        1,558       1,642            --      555,630
   Capital gain distribution from mutual funds                     189,405           --       3,476            --      535,078
   Change in unrealized appreciation (depreciation) of
     investments                                                   721,798        8,805       4,278            --      415,064
                                                                ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets from operations                  953,971       27,035      (2,450)      (10,245)   1,445,138
                                                                ----------   ----------  ----------   -----------   ----------
From contract transactions:
   Payments received from contract owners                        3,444,331      554,229     278,810     1,655,587      388,765
   Payments for contract benefits or terminations                 (227,746)     (22,554)     (8,440)   (1,601,634)    (681,164)
   Transfers between sub-accounts (including fixed account),
     net                                                           310,573      229,030     367,721     1,343,371       84,030
   Contract maintenance charges                                    (22,463)      (4,353)     (4,911)      (24,538)     (13,097)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --          --            --       (1,456)
                                                                ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets from contract transactions     3,504,695      756,352     633,180     1,372,786     (222,922)
                                                                ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets                                4,458,666      783,387     630,730     1,362,541    1,222,216
Net assets at beginning of period                                3,251,138      608,459     751,022     2,462,948    5,629,495
                                                                ----------   ----------  ----------   -----------   ----------
Net assets at end of period                                     $7,709,804   $1,391,846  $1,381,752   $ 3,825,489   $6,851,711
                                                                ==========   ==========  ==========   ===========   ==========
Beginning units                                                    299,591       60,850      78,538       247,809      305,772
Units issued                                                       343,156       78,797      69,759       553,251       38,661
Units redeemed                                                     (46,924)      (5,055)     (4,903)     (414,250)     (48,194)
                                                                ----------   ----------  ----------   -----------   ----------
Ending units                                                       595,823      134,592     143,394       386,810      296,239
                                                                ==========   ==========  ==========   ===========   ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   25,547   $   13,273  $       --   $       568   $       --
   Mortality and expense risk and administrative charges           (22,465)      (4,348)     (4,685)       (7,832)     (50,584)
                                                                ----------   ----------  ----------   -----------   ----------
   Net investment income (loss)                                      3,082        8,925      (4,685)       (7,264)     (50,584)
   Net realized gain (loss)                                           (750)         655      (3,543)           --      352,651
   Capital gain distribution from mutual funds                     219,729           --         342            --      511,643
   Change in unrealized appreciation (depreciation) of
     investments                                                    30,912       17,864      33,621            --     (772,953)
                                                                ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets from operations                  252,973       27,444      25,735        (7,264)      40,757
                                                                ----------   ----------  ----------   -----------   ----------
From contract transactions:
   Payments received from contract owners                        1,598,483      287,186     409,339     1,281,619      189,146
   Payments for contract benefits or terminations                  (17,437)      (8,377)     (3,088)   (1,103,272)    (375,821)
   Transfers between sub-accounts (including fixed account),
     net                                                           615,456      171,386     195,814     2,300,088      (51,646)
   Contract maintenance charges                                     (9,149)      (1,960)     (2,074)       (8,223)     (12,637)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --           --          --            --        3,622
                                                                ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets from contract transactions     2,187,353      448,235     599,991     2,470,212     (247,336)
                                                                ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets                                2,440,326      475,679     625,726     2,462,948     (206,579)
Net assets at beginning of period                                  810,812      132,780     125,296            --    5,836,074
                                                                ----------   ----------  ----------   -----------   ----------
Net assets at end of period                                     $3,251,138   $  608,459  $  751,022   $ 2,462,948   $5,629,495
                                                                ==========   ==========  ==========   ===========   ==========
Beginning units                                                     85,739       14,178      13,337            --      320,128
Units issued                                                       231,982       51,010      73,338       457,213       24,506
Units redeemed                                                     (18,130)      (4,338)     (8,137)     (209,404)     (38,862)
                                                                ----------   ----------  ----------   -----------   ----------
Ending units                                                       299,591       60,850      78,538       247,809      305,772
                                                                ==========   ==========  ==========   ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                         Invesco V.I.               Lord Abbett
                                                              Invesco V.I.                Equity and  Invesco V.I.   Fund Bond
                                                                American   Invesco V.I.     Income     Growth and    Debenture
                                                               Value Fund  Comstock Fund Fund Series  Income Fund    Portfolio
                                                               Series II     Series II        II       Series II     Class VC
                                                              ------------ ------------- ------------ ------------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $    6,995  $  5,373,306   $   63,264  $  3,747,375  $  201,868
   Mortality and expense risk and administrative charges          (11,987)   (2,536,059)     (40,967)   (2,657,903)    (33,798)
                                                               ----------  ------------   ----------  ------------  ----------
   Net investment income (loss)                                    (4,992)    2,837,247       22,297     1,089,472     168,070
   Net realized gain (loss)                                        17,495    14,360,808       40,256     5,339,265      10,121
   Capital gain distribution from mutual funds                     13,836    11,771,673       79,015    12,058,273      47,556
   Change in unrealized appreciation (depreciation) of
     investments                                                   71,749    13,448,389      222,710    16,741,080      (8,182)
                                                               ----------  ------------   ----------  ------------  ----------
Increase (decrease) in net assets from operations                  98,088    42,418,117      364,278    35,228,090     217,565
                                                               ----------  ------------   ----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                         458,585     3,260,983    2,481,851     3,075,183   2,879,422
   Payments for contract benefits or terminations                 (66,104)  (22,439,315)    (158,264)  (22,446,200)    (93,339)
   Transfers between sub-accounts (including fixed
     account), net                                                132,765    (6,940,285)     543,836    (2,355,838)    744,065
   Contract maintenance charges                                    (4,302)   (1,323,218)     (15,985)   (1,488,930)    (12,582)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --         2,062           --         1,189          --
                                                               ----------  ------------   ----------  ------------  ----------
Increase (decrease) in net assets from contract transactions      520,944   (27,439,773)   2,851,438   (23,214,596)  3,517,566
                                                               ----------  ------------   ----------  ------------  ----------
Increase (decrease) in net assets                                 619,032    14,978,344    3,215,716    12,013,494   3,735,131
Net assets at beginning of period                                 781,373   271,383,326    2,321,184   284,534,321   1,539,452
                                                               ----------  ------------   ----------  ------------  ----------
Net assets at end of period                                    $1,400,405  $286,361,670   $5,536,900  $296,547,815  $5,274,583
                                                               ==========  ============   ==========  ============  ==========
Beginning units                                                    79,493    11,564,662      215,793    10,637,345     147,633
Units issued                                                       68,709       400,761      294,823       335,776     339,593
Units redeemed                                                    (16,845)   (1,485,206)     (40,852)   (1,156,111)    (18,954)
                                                               ----------  ------------   ----------  ------------  ----------
Ending units                                                      131,357    10,480,217      469,764     9,817,010     468,272
                                                               ==========  ============   ==========  ============  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $      696  $  3,430,011   $   30,630  $  2,415,428  $   66,805
   Mortality and expense risk and administrative charges           (5,221)   (2,384,687)     (16,437)   (2,497,630)     (9,779)
                                                               ----------  ------------   ----------  ------------  ----------
   Net investment income (loss)                                    (4,525)    1,045,324       14,193       (82,202)     57,026
   Net realized gain (loss)                                         7,503    13,204,208        6,082     4,653,199         269
   Capital gain distribution from mutual funds                     33,801    20,620,048       59,201    25,558,997          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   51,535     4,331,455      174,497    16,781,769      31,543
                                                               ----------  ------------   ----------  ------------  ----------
Increase (decrease) in net assets from operations                  88,314    39,201,035      253,973    46,911,763      88,838
                                                               ----------  ------------   ----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                         430,143     4,167,430      842,852     4,080,402     846,675
   Payments for contract benefits or terminations                (132,238)  (21,090,443)     (23,946)  (21,222,570)    (33,475)
   Transfers between sub-accounts (including fixed
     account), net                                                249,713   (13,306,990)     546,206   (16,948,939)    368,800
   Contract maintenance charges                                    (2,038)   (1,462,626)      (7,125)   (1,658,260)     (3,820)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --       (22,321)          --       (10,787)         --
                                                               ----------  ------------   ----------  ------------  ----------
Increase (decrease) in net assets from contract transactions      545,580   (31,714,950)   1,357,987   (35,760,154)  1,178,180
                                                               ----------  ------------   ----------  ------------  ----------
Increase (decrease) in net assets                                 633,894     7,486,085    1,611,960    11,151,609   1,267,018
Net assets at beginning of period                                 147,479   263,897,241      709,224   273,382,712     272,434
                                                               ----------  ------------   ----------  ------------  ----------
Net assets at end of period                                    $  781,373  $271,383,326   $2,321,184  $284,534,321  $1,539,452
                                                               ==========  ============   ==========  ============  ==========
Beginning units                                                    17,092    13,030,090       74,887    12,088,924      28,967
Units issued                                                       82,059       474,830      157,914       457,942     124,033
Units redeemed                                                    (19,658)   (1,940,258)     (17,008)   (1,909,521)     (5,367)
                                                               ----------  ------------   ----------  ------------  ----------
Ending units                                                       79,493    11,564,662      215,793    10,637,345     147,633
                                                               ==========  ============   ==========  ============  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                   Lord
                                                                  Abbett    Lord Abbett  Lord Abbett                SST SA
                                                                   Fund     Fund Growth   Fund Mid    Lord Abbett Wellington
                                                                Developing  and Income    Cap Stock   Fund Total  Real Return
                                                                  Growth     Portfolio    Portfolio     Return     Portfolio
                                                                 Class VC    Class VC     Class VC     Class VC     Class 3
                                                                ---------- ------------  -----------  ----------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $     --  $  1,243,588  $   389,456  $  106,237  $ 1,954,810
   Mortality and expense risk and administrative charges           (2,331)     (833,741)    (580,540)    (27,900)    (834,114)
                                                                 --------  ------------  -----------  ----------  -----------
   Net investment income (loss)                                    (2,331)      409,847     (191,084)     78,337    1,120,696
   Net realized gain (loss)                                        12,216     4,421,397    3,052,541      (1,564)    (218,452)
   Capital gain distribution from mutual funds                         --     9,191,667    6,263,049          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   43,693    (2,950,179)  (5,363,919)    (18,713)     (86,971)
                                                                 --------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                  53,578    11,072,732    3,760,587      58,060      815,273
                                                                 --------  ------------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                         187,150     1,061,369    1,898,034   2,422,984    6,136,936
   Payments for contract benefits or terminations                 (68,357)   (9,577,751)  (6,802,696)    (19,897)  (4,724,761)
   Transfers between sub-accounts (including fixed
     account), net                                                 10,889    (1,604,086)     (49,637)    784,736    9,639,976
   Contract maintenance charges                                      (921)     (200,125)     (83,707)    (10,517)    (896,732)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --         5,564        3,201          --          (60)
                                                                 --------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      128,761   (10,315,029)  (5,034,805)  3,177,306   10,155,359
                                                                 --------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets                                 182,339       757,703   (1,274,218)  3,235,366   10,970,632
Net assets at beginning of period                                 139,424    95,866,819   66,466,018   1,579,660   80,808,257
                                                                 --------  ------------  -----------  ----------  -----------
Net assets at end of period                                      $321,763  $ 96,624,522  $65,191,800  $4,815,026  $91,778,889
                                                                 ========  ============  ===========  ==========  ===========
Beginning units                                                    16,773     4,590,868    2,694,313     156,828    6,786,155
Units issued                                                       22,900       109,075      150,916     326,369    1,441,523
Units redeemed                                                     (9,524)     (581,687)    (347,178)    (17,825)    (591,983)
                                                                 --------  ------------  -----------  ----------  -----------
Ending units                                                       30,149     4,118,256    2,498,051     465,372    7,635,695
                                                                 ========  ============  ===========  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $     --  $  1,359,040  $   319,167  $   39,481  $        --
   Mortality and expense risk and administrative charges             (964)     (813,008)    (555,467)     (9,024)    (770,326)
                                                                 --------  ------------  -----------  ----------  -----------
   Net investment income (loss)                                      (964)      546,032     (236,300)     30,457     (770,326)
   Net realized gain (loss)                                          (250)    3,840,382    2,453,280         255     (327,639)
   Capital gain distribution from mutual funds                         --     1,247,146    3,628,972       5,735           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    4,487     8,259,143    3,317,262     (45,694)   3,150,452
                                                                 --------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                   3,273    13,892,703    9,163,214      (9,247)   2,052,487
                                                                 --------  ------------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          81,628     1,187,408      707,885     682,277    2,308,384
   Payments for contract benefits or terminations                  (1,318)   (9,717,765)  (5,634,195)    (32,484)  (4,242,176)
   Transfers between sub-accounts (including fixed
     account), net                                                 30,119    (3,454,278)    (952,437)    684,979    4,428,264
   Contract maintenance charges                                      (417)     (224,691)     (88,165)     (3,791)    (945,075)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --       (17,075)      (3,258)         --          (87)
                                                                 --------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      110,012   (12,226,401)  (5,970,170)  1,330,981    1,549,310
                                                                 --------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets                                 113,285     1,666,302    3,193,044   1,321,734    3,601,797
Net assets at beginning of period                                  26,139    94,200,517   63,272,974     257,926   77,206,460
                                                                 --------  ------------  -----------  ----------  -----------
Net assets at end of period                                      $139,424  $ 95,866,819  $66,466,018  $1,579,660  $80,808,257
                                                                 ========  ============  ===========  ==========  ===========
Beginning units                                                     3,026     5,236,341    2,957,952      26,416    6,657,177
Units issued                                                       14,213        97,687       80,881     135,769      766,635
Units redeemed                                                       (466)     (743,160)    (344,520)     (5,357)    (637,657)
                                                                 --------  ------------  -----------  ----------  -----------
Ending units                                                       16,773     4,590,868    2,694,313     156,828    6,786,155
                                                                 ========  ============  ===========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                              SAST SA AB
                                                         SAST Equity  SAST Invesco   SAST SA AB   SAST SA AB  Small & Mid
                                                            Index      VCP Value       Growth       Growth     Cap Value
                                                          Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                           Class 1      Class 3       Class 1      Class 3      Class 3
                                                         -----------  ------------  -----------  -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   156,975  $    808,345  $     8,835  $        --  $    68,405
   Mortality and expense risk and administrative
     charges                                                (127,710)     (783,084)    (286,213)    (112,817)    (463,475)
                                                         -----------  ------------  -----------  -----------  -----------
   Net investment income (loss)                               29,265        25,261     (277,378)    (112,817)    (395,070)
   Net realized gain (loss)                                  459,711       132,733      769,072      710,428    1,822,742
   Capital gain distribution from mutual funds               115,263            --    1,697,808      901,570    4,606,916
   Change in unrealized appreciation (depreciation) of
     investments                                           1,255,092     7,017,476    4,099,922    1,737,719     (521,746)
                                                         -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations          1,859,331     7,175,470    6,289,424    3,236,900    5,512,842
                                                         -----------  ------------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         --    25,965,086          936      522,825    1,153,618
   Payments for contract benefits or terminations           (779,054)   (2,191,680)  (1,965,835)    (968,677)  (3,618,605)
   Transfers between sub-accounts (including fixed
     account), net                                           (34,324)   34,866,157     (331,909)      55,489      451,924
   Contract maintenance charges                                   --    (1,180,121)        (471)     (34,719)    (343,804)
   Adjustments to net assets allocated to contracts in
     payout period                                               213            --           16          (52)         655
                                                         -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                              (813,165)   57,459,442   (2,297,263)    (425,134)  (2,356,212)
                                                         -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets                          1,046,166    64,634,912    3,992,161    2,811,766    3,156,630
Net assets at beginning of period                          9,739,227    41,368,391   21,490,969   10,676,590   47,836,070
                                                         -----------  ------------  -----------  -----------  -----------
Net assets at end of period                              $10,785,393  $106,003,303  $25,483,130  $13,488,356  $50,992,700
                                                         ===========  ============  ===========  ===========  ===========
Beginning units                                              564,057     3,317,555      472,568      679,764    2,260,550
Units issued                                                   1,891     4,817,178        1,917       71,970      187,974
Units redeemed                                               (44,801)     (331,603)     (43,705)     (92,975)    (290,067)
                                                         -----------  ------------  -----------  -----------  -----------
Ending units                                                 521,147     7,803,130      430,780      658,759    2,158,457
                                                         ===========  ============  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   132,855  $    138,021  $    46,351  $        --  $    60,328
   Mortality and expense risk and administrative
     charges                                                (118,721)     (119,595)    (266,163)     (97,551)    (433,976)
                                                         -----------  ------------  -----------  -----------  -----------
   Net investment income (loss)                               14,134        18,426     (219,812)     (97,551)    (373,648)
   Net realized gain (loss)                                  413,968        80,778      805,492      700,940    1,891,944
   Capital gain distribution from mutual funds                91,433         2,422    2,860,116    1,414,594    2,305,583
   Change in unrealized appreciation (depreciation) of
     investments                                             403,106     2,174,746   (3,121,040)  (1,841,711)   6,093,476
                                                         -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations            922,641     2,276,372      324,756      176,272    9,917,355
                                                         -----------  ------------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                     20,474    11,261,756       20,429      330,883      872,086
   Payments for contract benefits or terminations           (878,525)     (148,883)  (2,652,121)  (1,226,794)  (2,724,303)
   Transfers between sub-accounts (including fixed
     account), net                                            25,030    28,175,223     (124,761)      34,920   (4,416,438)
   Contract maintenance charges                                   --      (196,077)        (470)     (31,374)    (383,804)
   Adjustments to net assets allocated to contracts in
     payout period                                               176            --         (713)         (76)      (4,190)
                                                         -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                              (832,845)   39,092,019   (2,757,636)    (892,441)  (6,656,649)
                                                         -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets                             89,796    41,368,391   (2,432,880)    (716,169)   3,260,706
Net assets at beginning of period                          9,649,431            --   23,923,849   11,392,759   44,575,364
                                                         -----------  ------------  -----------  -----------  -----------
Net assets at end of period                              $ 9,739,227  $ 41,368,391  $21,490,969  $10,676,590  $47,836,070
                                                         ===========  ============  ===========  ===========  ===========
Beginning units                                              615,692            --      536,456      736,479    2,599,849
Units issued                                                   8,841     3,459,331       15,213       67,385      142,564
Units redeemed                                               (60,476)     (141,776)     (79,101)    (124,100)    (481,863)
                                                         -----------  ------------  -----------  -----------  -----------
Ending units                                                 564,057     3,317,555      472,568      679,764    2,260,550
                                                         ===========  ============  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                    SAST SA     SAST SA
                                                                    Boston      Boston
                                                                    Company     Company    SAST SA    SAST SA      SAST SA
                                                                    Capital     Capital    Columbia   Columbia    DFA Ultra
                                                                    Growth      Growth    Technology Technology   Short Bond
                                                                   Portfolio   Portfolio  Portfolio  Portfolio    Portfolio
                                                                    Class 1     Class 3    Class 1    Class 3      Class 1
                                                                   ---------  ----------  ---------- ----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $   2,347  $    7,035   $     --  $       --  $    23,790
   Mortality and expense risk and administrative charges              (6,779)    (81,090)    (5,897)    (28,818)     (74,559)
                                                                   ---------  ----------   --------  ----------  -----------
   Net investment income (loss)                                       (4,432)    (74,055)    (5,897)    (28,818)     (50,769)
   Net realized gain (loss)                                           54,175     395,024     44,693     255,047       (5,114)
   Capital gain distribution from mutual funds                         7,545      80,964     86,774     403,281           --
   Change in unrealized appreciation (depreciation) of
     investments                                                     101,624   1,194,054     52,236     120,229       34,780
                                                                   ---------  ----------   --------  ----------  -----------
Increase (decrease) in net assets from operations                    158,912   1,595,987    177,806     749,739      (21,103)
                                                                   ---------  ----------   --------  ----------  -----------
From contract transactions:
   Payments received from contract owners                                 28     153,750      1,107     459,892       69,484
   Payments for contract benefits or terminations                   (103,344)   (525,173)   (59,085)   (205,349)  (1,011,055)
   Transfers between sub-accounts (including fixed account), net      14,657     (64,957)   270,613     250,138      704,428
   Contract maintenance charges                                           --     (37,499)        --     (11,342)          (6)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --          --         --          --           93
                                                                   ---------  ----------   --------  ----------  -----------
Increase (decrease) in net assets from contract transactions         (88,659)   (473,879)   212,635     493,339     (237,056)
                                                                   ---------  ----------   --------  ----------  -----------
Increase (decrease) in net assets                                     70,253   1,122,108    390,441   1,243,078     (258,159)
Net assets at beginning of period                                    750,217   7,294,587    406,181   2,031,852    8,037,179
                                                                   ---------  ----------   --------  ----------  -----------
Net assets at end of period                                        $ 820,470  $8,416,695   $796,622  $3,274,930  $ 7,779,020
                                                                   =========  ==========   ========  ==========  ===========
Beginning units                                                       59,035     598,380     84,987     445,323      709,587
Units issued                                                           1,482      37,536     51,003     181,464      142,759
Units redeemed                                                        (7,952)    (70,540)   (11,337)    (87,634)    (162,118)
                                                                   ---------  ----------   --------  ----------  -----------
Ending units                                                          52,565     565,376    124,653     539,153      690,228
                                                                   =========  ==========   ========  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $   1,435  $       --   $     --  $       --  $        --
   Mortality and expense risk and administrative charges              (6,826)    (64,952)    (3,452)    (17,881)     (84,601)
                                                                   ---------  ----------   --------  ----------  -----------
   Net investment income (loss)                                       (5,391)    (64,952)    (3,452)    (17,881)     (84,601)
   Net realized gain (loss)                                           38,536     190,267     51,403     129,764      (25,043)
   Capital gain distribution from mutual funds                         3,161      28,613         --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                     (26,330)    (53,367)    13,643     171,342       16,098
                                                                   ---------  ----------   --------  ----------  -----------
Increase (decrease) in net assets from operations                      9,976     100,561     61,594     283,225      (93,546)
                                                                   ---------  ----------   --------  ----------  -----------
From contract transactions:
   Payments received from contract owners                                 28     855,566      1,143     150,293       17,330
   Payments for contract benefits or terminations                    (46,988)   (211,985)   (78,649)   (123,707)  (5,894,600)
   Transfers between sub-accounts (including fixed account), net     (37,039)    726,310     80,117     201,939    5,383,745
   Contract maintenance charges                                           --     (32,966)        --      (8,324)          (6)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --          --         --          --          103
                                                                   ---------  ----------   --------  ----------  -----------
Increase (decrease) in net assets from contract transactions         (83,999)  1,336,925      2,611     220,201     (493,428)
                                                                   ---------  ----------   --------  ----------  -----------
Increase (decrease) in net assets                                    (74,023)  1,437,486     64,205     503,426     (586,974)
Net assets at beginning of period                                    824,240   5,857,101    341,976   1,528,426    8,624,153
                                                                   ---------  ----------   --------  ----------  -----------
                                                                   $ 750,217  $7,294,587   $406,181  $2,031,852  $ 8,037,179
Net assets at end of period                                        =========  ==========   ========  ==========  ===========
                                                                   ---------  ----------   --------  ----------  -----------
Beginning units                                                       65,769     484,355     83,262     386,090      750,288
Units issued                                                             996     159,129     22,007     129,702    2,207,021
Units redeemed                                                        (7,730)    (45,104)   (20,282)    (70,469)  (2,247,722)
                                                                   ---------  ----------   --------  ----------  -----------
Ending units                                                          59,035     598,380     84,987     445,323      709,587
                                                                   =========  ==========   ========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                       SAST SA
                                                                SAST SA      SAST SA      SAST SA     Federated      SAST SA
                                                               DFA Ultra   Dogs of Wall Dogs of Wall  Corporate     Federated
                                                               Short Bond     Street       Street       Bond        Corporate
                                                               Portfolio    Portfolio    Portfolio    Portfolio   Bond Portfolio
                                                                Class 3      Class 1      Class 3      Class 1       Class 3
                                                              -----------  ------------ ------------ -----------  --------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $     3,562   $  120,674  $   886,216  $ 1,794,676   $  9,275,813
   Mortality and expense risk and administrative charges         (110,405)     (54,184)    (408,564)    (362,789)    (2,007,659)
                                                              -----------   ----------  -----------  -----------   ------------
   Net investment income (loss)                                  (106,843)      66,490      477,652    1,431,887      7,268,154
   Net realized gain (loss)                                           856      287,348      767,729      497,199      1,479,128
   Capital gain distribution from mutual funds                         --      418,191    3,386,016      182,585        995,599
   Change in unrealized appreciation (depreciation) of
     investments                                                   48,627       76,454    2,013,967      130,436      1,521,832
                                                              -----------   ----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations                 (57,360)     848,483    6,645,364    2,242,107     11,264,713
                                                              -----------   ----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                       2,342,744           --    1,145,541       22,058      3,728,320
   Payments for contract benefits or terminations              (5,452,620)    (370,586)  (2,268,615)  (3,797,051)   (15,562,499)
   Transfers between sub-accounts (including fixed
     account), net                                              3,949,511     (153,118)    (379,588)   1,943,729     12,952,758
   Contract maintenance charges                                   (81,525)         (16)    (331,411)         (18)    (1,505,791)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --           --           89       (3,143)        (1,706)
                                                              -----------   ----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract transactions      758,110     (523,720)  (1,833,984)  (1,834,425)      (388,918)
                                                              -----------   ----------  -----------  -----------   ------------
Increase (decrease) in net assets                                 700,750      324,763    4,811,380      407,682     10,875,795
Net assets at beginning of period                              11,706,173    5,153,138   38,577,794   40,447,589    211,510,868
                                                              -----------   ----------  -----------  -----------   ------------
                                                              $12,406,923   $5,477,901  $43,389,174  $40,855,271   $222,386,663
Net assets at end of period                                   ===========   ==========  ===========  ===========   ============
Beginning units                                                 1,100,232      168,400    1,199,833    1,532,576      8,366,138
Units issued                                                      886,179        3,050       80,540      101,372        744,932
Units redeemed                                                   (813,321)     (19,134)    (129,465)    (168,772)      (760,049)
                                                              -----------   ----------  -----------  -----------   ------------
Ending units                                                    1,173,090      152,316    1,150,908    1,465,176      8,351,021
                                                              ===========   ==========  ===========  ===========   ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $        --   $  113,727  $   767,439  $ 1,923,572   $  9,140,452
   Mortality and expense risk and administrative charges          (98,714)     (51,382)    (373,774)    (379,518)    (1,946,971)
                                                              -----------   ----------  -----------  -----------   ------------
   Net investment income (loss)                                   (98,714)      62,345      393,665    1,544,054      7,193,481
   Net realized gain (loss)                                       (26,748)     273,158      922,577      684,765      1,516,555
   Capital gain distribution from mutual funds                         --      262,728    1,966,892           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (11,143)     153,538    2,446,770      997,365      6,446,830
                                                              -----------   ----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations                (136,605)     751,769    5,729,904    3,226,184     15,156,866
                                                              -----------   ----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                       2,541,891           --    1,843,730       20,699      5,024,940
   Payments for contract benefits or terminations              (3,760,872)    (562,714)  (2,481,642)  (4,959,687)   (15,945,761)
   Transfers between sub-accounts (including fixed
     account), net                                              4,049,457      549,564   (1,455,798)    (371,494)       865,175
   Contract maintenance charges                                   (84,828)         (16)    (360,903)         (18)    (1,654,242)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --            1       (6,729)         196         (7,319)
                                                              -----------   ----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract transactions    2,745,648      (13,165)  (2,461,342)  (5,310,304)   (11,717,207)
                                                              -----------   ----------  -----------  -----------   ------------
Increase (decrease) in net assets                               2,609,043      738,604    3,268,562   (2,084,120)     3,439,659
Net assets at beginning of period                               9,097,130    4,414,534   35,309,232   42,531,709    208,071,209
                                                              -----------   ----------  -----------  -----------   ------------
Net assets at end of period                                   $11,706,173   $5,153,138  $38,577,794  $40,447,589   $211,510,868
                                                              ===========   ==========  ===========  ===========   ============
Beginning units                                                   845,393      169,379    1,278,100    1,735,202      8,839,925
Units issued                                                      981,001       22,218      128,083       58,617        617,767
Units redeemed                                                   (726,162)     (23,197)    (206,350)    (261,243)    (1,091,554)
                                                              -----------   ----------  -----------  -----------   ------------
Ending units                                                    1,100,232      168,400    1,199,833    1,532,576      8,366,138
                                                              ===========   ==========  ===========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                              SAST SA     SAST SA
                                                                             Franklin    Franklin      SAST SA      SAST SA
                                                                 SAST SA       Small       Small       Goldman      Goldman
                                                                Franklin      Company     Company    Sachs Global Sachs Global
                                                              Foreign Value    Value       Value         Bond         Bond
                                                                Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                                                 Class 3      Class 1     Class 3      Class 1      Class 3
                                                              ------------- ----------  -----------  ------------ ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  2,601,824  $   21,052  $   146,677   $  257,930  $ 1,581,723
   Mortality and expense risk and administrative charges        (1,036,883)    (41,826)    (352,509)     (80,523)    (533,603)
                                                              ------------  ----------  -----------   ----------  -----------
   Net investment income (loss)                                  1,564,941     (20,774)    (205,832)     177,407    1,048,120
   Net realized gain (loss)                                      2,760,822     182,504    1,549,428     (105,929)    (298,343)
   Capital gain distribution from mutual funds                          --     403,501    4,597,956           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                15,148,008    (294,113)  (2,865,540)     418,563    2,191,374
                                                              ------------  ----------  -----------   ----------  -----------
Increase (decrease) in net assets from operations               19,473,771     271,118    3,076,012      490,041    2,941,151
                                                              ------------  ----------  -----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                          848,403      (7,262)     655,881        4,335    1,383,428
   Payments for contract benefits or terminations               (7,064,943)   (361,039)  (2,374,930)    (856,857)  (3,457,243)
   Transfers between sub-accounts (including fixed
     account), net                                              (4,346,056)      2,635      857,958      581,837    4,377,793
   Contract maintenance charges                                   (907,528)         --     (247,545)          --     (448,592)
   Adjustments to net assets allocated to contracts in
     payout period                                                     633          --         (891)          --         (511)
                                                              ------------  ----------  -----------   ----------  -----------
Increase (decrease) in net assets from contract transactions   (11,469,491)   (365,666)  (1,109,527)    (270,685)   1,854,875
                                                              ------------  ----------  -----------   ----------  -----------
Increase (decrease) in net assets                                8,004,280     (94,548)   1,966,485      219,356    4,796,026
Net assets at beginning of period                              100,849,004   3,476,611   36,521,011    8,614,270   53,216,042
                                                              ------------  ----------  -----------   ----------  -----------
Net assets at end of period                                   $108,853,284  $3,382,063  $38,487,496   $8,833,626  $58,012,068
                                                              ============  ==========  ===========   ==========  ===========
Beginning units                                                  9,498,675      73,382    2,088,384      483,246    3,218,689
Units issued                                                       221,007       1,834      163,167       43,333      386,434
Units redeemed                                                  (1,193,407)     (9,397)    (221,424)     (56,543)    (279,217)
                                                              ------------  ----------  -----------   ----------  -----------
Ending units                                                     8,526,275      65,819    2,030,127      470,036    3,325,906
                                                              ============  ==========  ===========   ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $  1,723,865  $   21,564  $   151,333   $   26,916  $    36,836
   Mortality and expense risk and administrative charges          (959,279)    (38,327)    (329,256)     (87,011)    (509,086)
                                                              ------------  ----------  -----------   ----------  -----------
   Net investment income (loss)                                    764,586     (16,763)    (177,923)     (60,095)    (472,250)
   Net realized gain (loss)                                        845,661     115,893    2,431,825     (118,104)    (514,540)
   Capital gain distribution from mutual funds                   1,985,934     329,448    3,710,182           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                (3,295,247)    376,880    3,045,812      251,564    1,116,691
                                                              ------------  ----------  -----------   ----------  -----------
Increase (decrease) in net assets from operations                  300,934     805,458    9,009,896       73,365      129,901
                                                              ------------  ----------  -----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                        1,354,081       7,262      749,245        1,659    1,639,463
   Payments for contract benefits or terminations               (6,041,357)   (236,341)  (2,098,281)    (920,528)  (3,504,898)
   Transfers between sub-accounts (including fixed
     account), net                                               4,106,061      (7,192)  (3,947,668)     145,020    3,820,239
   Contract maintenance charges                                 (1,015,760)         --     (280,602)          --     (483,771)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (1,153)         --       (1,820)         (36)          89
                                                              ------------  ----------  -----------   ----------  -----------
Increase (decrease) in net assets from contract transactions    (1,598,128)   (236,271)  (5,579,126)    (773,885)   1,471,122
                                                              ------------  ----------  -----------   ----------  -----------
Increase (decrease) in net assets                               (1,297,194)    569,187    3,430,770     (700,520)   1,601,023
Net assets at beginning of period                              102,146,198   2,907,424   33,090,241    9,314,790   51,615,019
                                                              ------------  ----------  -----------   ----------  -----------
Net assets at end of period                                   $100,849,004  $3,476,611  $36,521,011   $8,614,270  $53,216,042
                                                              ============  ==========  ===========   ==========  ===========
Beginning units                                                  9,634,043      79,257    2,446,134      523,374    3,122,743
Units issued                                                       920,066       2,583      106,655       30,819      496,776
Units redeemed                                                  (1,055,434)     (8,458)    (464,405)     (70,947)    (400,830)
                                                              ------------  ----------  -----------   ----------  -----------
Ending units                                                     9,498,675      73,382    2,088,384      483,246    3,218,689
                                                              ============  ==========  ===========   ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA       SAST SA
                                                                 Invesco       Invesco       SAST SA      SAST SA      SAST SA
                                                                 Growth        Growth     Janus Focused  JPMorgan     JPMorgan
                                                              Opportunities Opportunities    Growth      Balanced     Balanced
                                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                                 Class 1       Class 3       Class 3      Class 1      Class 3
                                                              ------------- ------------- ------------- -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $       --    $        --   $        --  $   266,225  $   404,250
   Mortality and expense risk and administrative charges          (14,696)      (190,217)     (282,867)    (187,808)    (279,406)
                                                               ----------    -----------   -----------  -----------  -----------
   Net investment income (loss)                                   (14,696)      (190,217)     (282,867)      78,417      124,844
   Net realized gain (loss)                                        46,063        636,649       517,170      512,693      528,072
   Capital gain distribution from mutual funds                     56,346        711,676     2,186,287      801,326    1,403,194
   Change in unrealized appreciation (depreciation) of
     investments                                                  276,817      2,997,968     4,554,631      686,952    1,463,986
                                                               ----------    -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations                 364,530      4,156,076     6,975,221    2,079,388    3,520,096
                                                               ----------    -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           1,058        523,427       131,577        2,583    2,523,875
   Payments for contract benefits or terminations                (136,276)    (1,523,353)   (1,570,012)  (1,808,242)  (3,228,431)
   Transfers between sub-accounts (including fixed
     account), net                                               (114,821)    (1,234,825)   (2,392,330)      23,817      686,081
   Contract maintenance charges                                        --       (154,950)     (231,556)         (16)    (197,970)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --             --           (37)       1,429         (114)
                                                               ----------    -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (250,039)    (2,389,701)   (4,062,358)  (1,780,429)    (216,559)
                                                               ----------    -----------   -----------  -----------  -----------
Increase (decrease) in net assets                                 114,491      1,766,375     2,912,863      298,959    3,303,537
Net assets at beginning of period                               1,667,772     18,771,191    25,864,179   16,521,039   27,084,908
                                                               ----------    -----------   -----------  -----------  -----------
Net assets at end of period                                    $1,782,263    $20,537,566   $28,777,042  $16,819,998  $30,388,445
                                                               ==========    ===========   ===========  ===========  ===========
Beginning units                                                   164,807      1,906,280     1,681,095      750,157    1,765,471
Units issued                                                        5,997         78,206        25,045       17,619      254,398
Units redeemed                                                    (28,503)      (293,831)     (250,480)     (90,020)    (265,686)
                                                               ----------    -----------   -----------  -----------  -----------
Ending units                                                      142,301      1,690,655     1,455,660      677,756    1,754,183
                                                               ==========    ===========   ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $       --    $        --   $        --  $   280,910  $   375,814
   Mortality and expense risk and administrative charges          (13,884)      (175,221)     (252,226)    (192,048)    (246,411)
                                                               ----------    -----------   -----------  -----------  -----------
   Net investment income (loss)                                   (13,884)      (175,221)     (252,226)      88,862      129,403
   Net realized gain (loss)                                        34,190        375,186       178,589      500,014      309,841
   Capital gain distribution from mutual funds                    133,705      1,644,915     2,513,038      739,427    1,154,388
   Change in unrealized appreciation (depreciation) of
     investments                                                 (103,834)    (1,341,962)   (3,088,235)    (348,114)     (74,377)
                                                               ----------    -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations                  50,177        502,918      (648,834)     980,189    1,519,255
                                                               ----------    -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             237        151,085       501,609           --    2,721,885
   Payments for contract benefits or terminations                (101,078)    (1,189,975)   (1,365,911)  (1,777,814)  (1,763,722)
   Transfers between sub-accounts (including fixed
     account), net                                                (21,840)       289,957     1,845,401     (188,337)   1,802,547
   Contract maintenance charges                                        --       (172,660)     (249,273)         (22)    (203,986)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --             --        (1,228)       1,048          280
                                                               ----------    -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (122,681)      (921,593)      730,598   (1,965,125)   2,557,004
                                                               ----------    -----------   -----------  -----------  -----------
Increase (decrease) in net assets                                 (72,504)      (418,675)       81,764     (984,936)   4,076,259
Net assets at beginning of period                               1,740,276     19,189,866    25,782,415   17,505,975   23,008,649
                                                               ----------    -----------   -----------  -----------  -----------
Net assets at end of period                                    $1,667,772    $18,771,191   $25,864,179  $16,521,039  $27,084,908
                                                               ==========    ===========   ===========  ===========  ===========
Beginning units                                                   177,191      2,000,930     1,630,326      846,633    1,585,475
Units issued                                                       14,382        142,826       210,653       18,334      354,979
Units redeemed                                                    (26,766)      (237,476)     (159,884)    (114,810)    (174,983)
                                                               ----------    -----------   -----------  -----------  -----------
Ending units                                                      164,807      1,906,280     1,681,095      750,157    1,765,471
                                                               ==========    ===========   ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA      SAST SA      SAST SA      SAST SA
                                                                 JPMorgan    JPMorgan     JPMorgan     JPMorgan     JPMorgan
                                                                 Emerging    Emerging      Equity-      Equity-      Global
                                                                  Markets     Markets      Income       Income      Equities
                                                                 Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                                  Class 1     Class 3      Class 1      Class 3      Class 1
                                                                ----------  -----------  -----------  -----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   91,140  $   350,312  $   392,688  $ 1,667,518  $   81,618
   Mortality and expense risk and administrative charges           (48,442)    (205,696)    (210,657)    (864,345)    (47,862)
                                                                ----------  -----------  -----------  -----------  ----------
   Net investment income (loss)                                     42,698      144,616      182,031      803,173      33,756
   Net realized gain (loss)                                         37,265      615,840      745,719    1,856,607     167,799
   Capital gain distribution from mutual funds                          --           --      921,606    4,381,569          --
   Change in unrealized appreciation (depreciation) of
     investments                                                 1,446,650    6,098,871    1,050,892    6,496,204     716,255
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                1,526,613    6,859,327    2,900,248   13,537,553     917,810
                                                                ----------  -----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                            3,022      717,402        1,722    1,553,634          --
   Payments for contract benefits or terminations                 (296,681)  (1,288,547)  (1,539,223)  (5,084,299)   (449,856)
   Transfers between sub-accounts (including fixed
     account), net                                                 218,081   (2,441,323)    (340,222)  (1,355,734)    140,058
   Contract maintenance charges                                         (8)    (149,350)        (266)    (718,367)         --
   Adjustments to net assets allocated to contracts in payout
     period                                                             27         (306)         458           11           9
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions       (75,559)  (3,162,124)  (1,877,531)  (5,604,755)   (309,789)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                1,451,054    3,697,203    1,022,717    7,932,798     608,021
Net assets at beginning of period                                3,747,379   17,946,996   18,107,069   82,515,700   4,113,467
                                                                ----------  -----------  -----------  -----------  ----------
Net assets at end of period                                     $5,198,433  $21,644,199  $19,129,786  $90,448,498  $4,721,488
                                                                ==========  ===========  ===========  ===========  ==========
Beginning units                                                    198,551      873,205      512,898    4,774,865     214,206
Units issued                                                        15,746       59,039        1,721      186,969      11,683
Units redeemed                                                     (19,571)    (182,004)     (50,468)    (478,343)    (23,018)
                                                                ----------  -----------  -----------  -----------  ----------
Ending units                                                       194,726      750,240      464,151    4,483,491     202,871
                                                                ==========  ===========  ===========  ===========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   78,093  $   302,761  $   338,777  $ 1,350,057  $   58,161
   Mortality and expense risk and administrative charges           (40,249)    (171,350)    (202,170)    (793,878)    (46,797)
                                                                ----------  -----------  -----------  -----------  ----------
   Net investment income (loss)                                     37,844      131,411      136,607      556,179      11,364
   Net realized gain (loss)                                       (113,963)    (197,965)     723,722    2,088,930     202,381
   Capital gain distribution from mutual funds                          --           --      586,056    2,672,261          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   422,794    1,675,819      932,167    5,389,784     (45,984)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                  346,675    1,609,265    2,378,552   10,707,154     167,761
                                                                ----------  -----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                            2,796      558,985        2,304    3,079,852         746
   Payments for contract benefits or terminations                 (407,376)    (927,403)  (2,105,680)  (4,500,012)   (572,103)
   Transfers between sub-accounts (including fixed
     account), net                                                  (9,366)    (304,943)      48,938   (2,932,401)   (286,617)
   Contract maintenance charges                                         (7)    (153,127)        (256)    (788,406)         --
   Adjustments to net assets allocated to contracts in payout
     period                                                             28       (6,222)        (107)      (2,093)       (346)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (413,925)    (832,710)  (2,054,801)  (5,143,060)   (858,320)
                                                                ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                  (67,250)     776,555      323,751    5,564,094    (690,559)
Net assets at beginning of period                                3,814,629   17,170,441   17,783,318   76,951,606   4,804,026
                                                                ----------  -----------  -----------  -----------  ----------
Net assets at end of period                                     $3,747,379  $17,946,996  $18,107,069  $82,515,700  $4,113,467
                                                                ==========  ===========  ===========  ===========  ==========
Beginning units                                                    222,504      912,460      574,980    5,078,695     264,072
Units issued                                                         7,673      101,172       14,187      416,122       8,681
Units redeemed                                                     (31,626)    (140,427)     (76,269)    (719,952)    (58,547)
                                                                ----------  -----------  -----------  -----------  ----------
Ending units                                                       198,551      873,205      512,898    4,774,865     214,206
                                                                ==========  ===========  ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              SAST SA     SAST SA
                                                  SAST SA        SAST SA        SAST SA      JPMorgan    JPMorgan
                                                 JPMorgan        JPMorgan       JPMorgan      Mid-Cap     Mid-Cap
                                              Global Equities    MFS Core       MFS Core      Growth      Growth
                                                 Portfolio    Bond Portfolio Bond Portfolio  Portfolio   Portfolio
                                                  Class 3        Class 1        Class 3       Class 1     Class 3
                                              --------------- -------------- -------------- ----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                    $   78,924     $   385,425    $  4,850,165  $       --  $        --
   Mortality and expense risk and
     administrative charges                        (48,639)       (143,591)     (2,141,345)    (44,600)    (293,344)
                                                ----------     -----------    ------------  ----------  -----------
   Net investment income (loss)                     30,285         241,834       2,708,820     (44,600)    (293,344)
   Net realized gain (loss)                        166,137          66,802         213,646     709,566    1,537,719
   Capital gain distribution from mutual
     funds                                              --              --              --     302,714    1,719,442
   Change in unrealized appreciation
     (depreciation) of investments                 793,085         174,469       2,823,230     292,316    4,186,609
                                                ----------     -----------    ------------  ----------  -----------
Increase (decrease) in net assets from
  operations                                       989,507         483,105       5,745,696   1,259,996    7,150,426
                                                ----------     -----------    ------------  ----------  -----------
From contract transactions:
   Payments received from contract owners          314,552             893       5,385,372         817    1,993,950
   Payments for contract benefits or
     terminations                                 (225,709)     (1,584,020)    (13,219,358)   (302,369)  (1,963,364)
   Transfers between sub-accounts (including
     fixed account), net                           (28,441)      1,768,142      23,168,819     289,587   (1,796,874)
   Contract maintenance charges                    (19,268)             --      (2,004,005)         --     (233,361)
   Adjustments to net assets allocated to
     contracts in payout period                       (181)             --             718          83           63
                                                ----------     -----------    ------------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions                             40,953         185,015      13,331,546     (11,882)  (1,999,586)
                                                ----------     -----------    ------------  ----------  -----------
Increase (decrease) in net assets                1,030,460         668,120      19,077,242   1,248,114    5,150,840
Net assets at beginning of period                4,311,116      16,101,930     212,522,624   4,628,686   26,292,226
                                                ----------     -----------    ------------  ----------  -----------
Net assets at end of period                     $5,341,576     $16,770,050    $231,599,866  $5,876,800  $31,443,066
                                                ==========     ===========    ============  ==========  ===========
Beginning units                                    334,785         744,345      10,408,117     269,634    1,591,975
Units issued                                        39,468         104,275       1,486,553      99,806      163,870
Units redeemed                                     (36,349)        (95,913)       (846,861)   (102,857)    (267,066)
                                                ----------     -----------    ------------  ----------  -----------
Ending units                                       337,904         752,707      11,047,809     266,583    1,488,779
                                                ==========     ===========    ============  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                    $   46,779     $   309,722    $  3,465,397  $       --  $        --
   Mortality and expense risk and
     administrative charges                        (40,566)       (145,997)     (2,027,276)    (36,540)    (252,465)
                                                ----------     -----------    ------------  ----------  -----------
   Net investment income (loss)                      6,213         163,725       1,438,121     (36,540)    (252,465)
   Net realized gain (loss)                         84,320          81,158         160,401     316,551      580,300
   Capital gain distribution from mutual
     funds                                              --              --              --     484,361    3,244,296
   Change in unrealized appreciation
     (depreciation) of investments                  81,101         154,293       2,662,600    (776,643)  (3,830,369)
                                                ----------     -----------    ------------  ----------  -----------
Increase (decrease) in net assets from
  operations                                       171,634         399,176       4,261,122     (12,271)    (258,238)
                                                ----------     -----------    ------------  ----------  -----------
From contract transactions:
   Payments received from contract owners           85,833           4,581       5,494,269       1,059      723,283
   Payments for contract benefits or
     terminations                                 (151,894)     (2,005,372)    (12,043,373)   (355,245)  (1,364,288)
   Transfers between sub-accounts (including
     fixed account), net                            85,587       1,242,347      12,886,647     583,574    1,448,315
   Contract maintenance charges                    (19,406)             --      (2,220,131)         --     (259,526)
   Adjustments to net assets allocated to
     contracts in payout period                       (505)           (160)           (388)         53           --
                                                ----------     -----------    ------------  ----------  -----------
Increase (decrease) in net assets from
  contract transactions                               (385)       (758,604)      4,117,024     229,441      547,784
                                                ----------     -----------    ------------  ----------  -----------
Increase (decrease) in net assets                  171,249        (359,428)      8,378,146     217,170      289,546
Net assets at beginning of period                4,139,867      16,461,358     204,144,478   4,411,516   26,002,680
                                                ----------     -----------    ------------  ----------  -----------
Net assets at end of period                     $4,311,116     $16,101,930    $212,522,624  $4,628,686  $26,292,226
                                                ==========     ===========    ============  ==========  ===========
Beginning units                                    335,358         777,020      10,205,638     255,243    1,557,074
Units issued                                        28,373          89,621       1,254,844      57,646      175,452
Units redeemed                                     (28,946)       (122,296)     (1,052,365)    (43,255)    (140,551)
                                                ----------     -----------    ------------  ----------  -----------
Ending units                                       334,785         744,345      10,408,117     269,634    1,591,975
                                                ==========     ===========    ============  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                       SAST SA
                                                                SAST SA                      SAST SA                     MFS
                                                               Legg Mason      SAST SA      MFS Blue     SAST SA    Massachusetts
                                                                BW Large     Legg Mason       Chip      MFS Blue      Investors
                                                               Cap Value    BW Large Cap     Growth    Chip Growth      Trust
                                                               Portfolio   Value Portfolio  Portfolio   Portfolio     Portfolio
                                                                Class 1        Class 3       Class 1     Class 3       Class 1
                                                              -----------  --------------- ----------  -----------  -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   819,699   $  1,728,489   $    9,896  $   104,897   $   44,111
   Mortality and expense risk and administrative charges         (438,262)    (1,026,799)     (11,240)    (232,068)     (37,295)
                                                              -----------   ------------   ----------  -----------   ----------
   Net investment income (loss)                                   381,437        701,690       (1,344)    (127,171)       6,816
   Net realized gain (loss)                                      (618,858)    (1,444,281)      31,401      553,613      306,772
   Capital gain distribution from mutual funds                  1,598,119      3,900,731       30,262      472,927      109,278
   Change in unrealized appreciation (depreciation) of
     investments                                                6,894,869     16,324,279      235,580    3,996,955      439,434
                                                              -----------   ------------   ----------  -----------   ----------
Increase (decrease) in net assets from operations               8,255,567     19,482,419      295,899    4,896,324      862,300
                                                              -----------   ------------   ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         129,839        666,722        9,525    1,590,763        3,297
   Payments for contract benefits or terminations              (5,487,124)    (8,293,218)     (28,142)    (916,656)    (453,146)
   Transfers between sub-accounts (including fixed
     account), net                                             (1,610,681)    (4,165,503)     209,360     (750,060)     (54,437)
   Contract maintenance charges                                       (40)      (675,453)          --     (102,276)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                 (3,231)        (5,568)          --            2          193
                                                              -----------   ------------   ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions   (6,971,237)   (12,473,020)     190,743     (178,227)    (504,093)
                                                              -----------   ------------   ----------  -----------   ----------
Increase (decrease) in net assets                               1,284,330      7,009,399      486,642    4,718,097      358,207
Net assets at beginning of period                              46,402,173    107,058,552    1,034,205   19,099,566    3,981,183
                                                              -----------   ------------   ----------  -----------   ----------
Net assets at end of period                                   $47,686,503   $114,067,951   $1,520,847  $23,817,663   $4,339,390
                                                              ===========   ============   ==========  ===========   ==========
Beginning units                                                 1,644,819      4,418,142       98,166    1,914,718      201,812
Units issued                                                       13,624         68,249       25,456      214,499        9,156
Units redeemed                                                   (241,998)      (534,343)      (8,490)    (224,822)     (31,248)
                                                              -----------   ------------   ----------  -----------   ----------
Ending units                                                    1,416,445      3,952,048      115,132    1,904,395      179,720
                                                              ===========   ============   ==========  ===========   ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   401,180   $    654,969   $    6,819  $    67,524   $   36,626
   Mortality and expense risk and administrative charges         (420,548)      (960,171)      (9,885)    (186,024)     (36,239)
                                                              -----------   ------------   ----------  -----------   ----------
   Net investment income (loss)                                   (19,368)      (305,202)      (3,066)    (118,500)         387
   Net realized gain (loss)                                      (327,456)      (811,855)      71,299      306,410      342,982
   Capital gain distribution from mutual funds                 11,366,025     26,724,211       34,747      571,468      355,853
   Change in unrealized appreciation (depreciation) of
     investments                                               (5,321,017)   (12,459,141)     (37,654)     173,029     (395,521)
                                                              -----------   ------------   ----------  -----------   ----------
Increase (decrease) in net assets from operations               5,698,184     13,148,013       65,326      932,407      303,701
                                                              -----------   ------------   ----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                          52,510      1,560,442           --    1,651,477        1,458
   Payments for contract benefits or terminations              (4,124,987)    (7,684,714)    (114,578)  (1,023,404)    (602,301)
   Transfers between sub-accounts (including fixed
     account), net                                             (1,133,871)    (3,936,068)    (110,532)   1,528,272     (208,121)
   Contract maintenance charges                                       (69)      (734,755)          --      (94,314)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                   (473)        (4,962)          --         (798)          38
                                                              -----------   ------------   ----------  -----------   ----------
Increase (decrease) in net assets from contract transactions   (5,206,890)   (10,800,057)    (225,110)   2,061,233     (808,926)
                                                              -----------   ------------   ----------  -----------   ----------
Increase (decrease) in net assets                                 491,294      2,347,956     (159,784)   2,993,640     (505,225)
Net assets at beginning of period                              45,910,879    104,710,596    1,193,989   16,105,926    4,486,408
                                                              -----------   ------------   ----------  -----------   ----------
Net assets at end of period                                   $46,402,173   $107,058,552   $1,034,205  $19,099,566   $3,981,183
                                                              ===========   ============   ==========  ===========   ==========
Beginning units                                                 1,848,160      4,891,279      119,655    1,694,503      244,818
Units issued                                                        7,667        152,153       12,077      393,687        4,210
Units redeemed                                                   (211,008)      (625,290)     (33,566)    (173,472)     (47,216)
                                                              -----------   ------------   ----------  -----------   ----------
Ending units                                                    1,644,819      4,418,142       98,166    1,914,718      201,812
                                                              ===========   ============   ==========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                           SAST SA MFS     SAST SA     SAST SA     SAST SA       SAST SA
                                                          Massachusetts  MFS Telecom MFS Telecom  MFS Total     MFS Total
                                                         Investors Trust   Utility     Utility   Return Bond   Return Bond
                                                            Portfolio     Portfolio   Portfolio   Portfolio     Portfolio
                                                             Class 3       Class 1     Class 3     Class 1       Class 3
                                                         --------------- ----------- ----------- -----------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  1,016,700   $   46,312  $   63,266  $ 1,453,654  $  2,856,762
   Mortality and expense risk and administrative
     charges                                                (1,253,722)     (19,796)    (26,033)    (517,179)   (1,131,274)
                                                          ------------   ----------  ----------  -----------  ------------
   Net investment income (loss)                               (237,022)      26,516      37,233      936,475     1,725,488
   Net realized gain (loss)                                  6,724,445       57,729      54,488    1,810,002     2,976,444
   Capital gain distribution from mutual funds               3,260,943       17,022      25,670    3,149,974     6,844,529
   Change in unrealized appreciation (depreciation) of
     investments                                            15,089,197      119,191     206,948      431,154     1,494,436
                                                          ------------   ----------  ----------  -----------  ------------
Increase (decrease) in net assets from operations           24,837,563      220,458     324,339    6,327,605    13,040,897
                                                          ------------   ----------  ----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    1,392,490           --     134,198      298,479     3,007,501
   Payments for contract benefits or terminations           (7,106,945)    (133,994)   (111,965)  (6,643,891)  (10,884,317)
   Transfers between sub-accounts (including fixed
     account), net                                          (6,731,006)     (42,185)     11,208     (427,150)      473,404
   Contract maintenance charges                             (1,118,477)          --     (10,973)          --      (608,477)
   Adjustments to net assets allocated to contracts in
     payout period                                                (405)         144           1       (7,501)       (6,760)
                                                          ------------   ----------  ----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (13,564,343)    (176,035)     22,469   (6,780,063)   (8,018,649)
                                                          ------------   ----------  ----------  -----------  ------------
Increase (decrease) in net assets                           11,273,220       44,423     346,808     (452,458)    5,022,248
Net assets at beginning of period                          118,745,962    1,663,093   2,413,853   59,644,091   123,798,988
                                                          ------------   ----------  ----------  -----------  ------------
Net assets at end of period                               $130,019,182   $1,707,516  $2,760,661  $59,191,633  $128,821,236
                                                          ============   ==========  ==========  ===========  ============
Beginning units                                              6,287,272       75,142     142,486    2,418,021     5,168,527
Units issued                                                   134,508        1,539      16,018       63,774       251,386
Units redeemed                                                (771,390)      (9,157)    (14,828)    (324,724)     (569,220)
                                                          ------------   ----------  ----------  -----------  ------------
Ending units                                                 5,650,390       67,524     143,676    2,157,071     4,850,693
                                                          ============   ==========  ==========  ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $    743,365   $   50,233  $   59,474  $ 1,394,281  $  2,485,197
   Mortality and expense risk and administrative
     charges                                                (1,148,483)     (19,927)    (22,025)    (536,438)   (1,095,785)
                                                          ------------   ----------  ----------  -----------  ------------
   Net investment income (loss)                               (405,118)      30,306      37,449      857,843     1,389,412
   Net realized gain (loss)                                  3,383,231       66,364      34,768    1,912,569     2,758,315
   Capital gain distribution from mutual funds              10,235,256       35,335      46,009    3,516,570     7,091,032
   Change in unrealized appreciation (depreciation) of
     investments                                            (4,941,581)      22,320      62,074   (1,467,022)   (2,033,675)
                                                          ------------   ----------  ----------  -----------  ------------
Increase (decrease) in net assets from operations            8,271,788      154,325     180,300    4,819,960     9,205,084
                                                          ------------   ----------  ----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    2,615,408           --     247,081      126,711     3,371,379
   Payments for contract benefits or terminations           (6,317,428)    (262,377)   (105,647)  (7,132,006)  (10,096,908)
   Transfers between sub-accounts (including fixed
     account), net                                             (89,043)      64,920     108,005   (1,482,247)     (580,191)
   Contract maintenance charges                             (1,227,967)          --     (10,976)          --      (664,815)
   Adjustments to net assets allocated to contracts in
     payout period                                              (2,271)         101          49         (203)          878
                                                          ------------   ----------  ----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                              (5,021,301)    (197,356)    238,512   (8,487,745)   (7,969,657)
                                                          ------------   ----------  ----------  -----------  ------------
Increase (decrease) in net assets                            3,250,487      (43,031)    418,812   (3,667,785)    1,235,427
Net assets at beginning of period                          115,495,475    1,706,124   1,995,041   63,311,876   122,563,561
                                                          ------------   ----------  ----------  -----------  ------------
Net assets at end of period                               $118,745,962   $1,663,093  $2,413,853  $59,644,091  $123,798,988
                                                          ============   ==========  ==========  ===========  ============
Beginning units                                              6,555,921       84,004     128,797    2,775,094     5,514,271
Units issued                                                   358,135        5,583      26,037       34,934       278,676
Units redeemed                                                (626,784)     (14,445)    (12,348)    (392,007)     (624,420)
                                                          ------------   ----------  ----------  -----------  ------------
Ending units                                                 6,287,272       75,142     142,486    2,418,021     5,168,527
                                                          ============   ==========  ==========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA       SAST SA
                                                                 Morgan        Morgan       SAST SA      SAST SA      SAST SA
                                                                 Stanley       Stanley    Oppenheimer  Oppenheimer   PineBridge
                                                              International International Main Street  Main Street   High-Yield
                                                                Equities      Equities     Large Cap    Large Cap       Bond
                                                                Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                                 Class 1       Class 3      Class 1      Class 3      Class 1
                                                              ------------- ------------- -----------  -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   43,974    $   198,336  $    78,393  $   310,747  $   872,990
   Mortality and expense risk and administrative charges          (36,065)      (204,062)     (73,327)    (383,961)     (92,130)
                                                               ----------    -----------  -----------  -----------  -----------
   Net investment income (loss)                                     7,909         (5,726)       5,066      (73,214)     780,860
   Net realized gain (loss)                                        69,249        224,266      647,312    1,018,012      238,233
   Capital gain distribution from mutual funds                         --             --      181,470      913,287           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  687,193      4,080,475      307,489    3,542,873     (196,640)
                                                               ----------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 764,351      4,299,015    1,141,337    5,400,958      822,453
                                                               ----------    -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             309        313,596        3,448      497,713          459
   Payments for contract benefits or terminations                (302,489)    (1,151,806)    (894,242)  (2,014,447)  (1,238,332)
   Transfers between sub-accounts (including fixed
     account), net                                                156,708       (701,967)    (199,419)     (69,892)     119,990
   Contract maintenance charges                                        (2)      (164,904)          --     (314,321)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                     44            (11)      (1,804)         (27)          --
                                                               ----------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (145,430)    (1,705,092)  (1,092,017)  (1,900,974)  (1,117,883)
                                                               ----------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 618,921      2,593,923       49,320    3,499,984     (295,430)
Net assets at beginning of period                               3,261,764     18,962,981    7,677,663   35,950,298    9,824,796
                                                               ----------    -----------  -----------  -----------  -----------
Net assets at end of period                                    $3,880,685    $21,556,904  $ 7,726,983  $39,450,282  $ 9,529,366
                                                               ==========    ===========  ===========  ===========  ===========
Beginning units                                                   305,548      2,059,504      314,086    1,645,874      402,378
Units issued                                                       25,201         98,562        5,858       63,597       36,324
Units redeemed                                                    (35,015)      (261,831)     (48,597)    (143,880)     (78,889)
                                                               ----------    -----------  -----------  -----------  -----------
Ending units                                                      295,734      1,896,235      271,347    1,565,591      359,813
                                                               ==========    ===========  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $   44,050    $   183,013  $    59,383  $   189,943  $   641,819
   Mortality and expense risk and administrative charges          (35,050)      (175,318)     (73,685)    (347,484)     (91,094)
                                                               ----------    -----------  -----------  -----------  -----------
   Net investment income (loss)                                     9,000          7,695      (14,302)    (157,541)     550,725
   Net realized gain (loss)                                        10,680          7,990      652,813      764,785       87,362
   Capital gain distribution from mutual funds                         --             --      243,502    1,119,739           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (132,836)      (577,182)     (91,068)   1,714,767      887,671
                                                               ----------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                (113,156)      (561,497)     790,945    3,441,750    1,525,758
                                                               ----------    -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                             590      1,029,297        3,509    1,275,377          429
   Payments for contract benefits or terminations                (343,492)      (820,582)  (1,206,262)  (1,914,368)  (1,128,188)
   Transfers between sub-accounts (including fixed
     account), net                                                (99,003)     1,825,074     (132,873)    (195,522)      79,400
   Contract maintenance charges                                        (1)      (174,324)          --     (340,083)          --
   Adjustments to net assets allocated to contracts in
     payout period                                                     38             38          (25)      (3,565)         (77)
                                                               ----------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (441,868)     1,859,503   (1,335,651)  (1,178,161)  (1,048,436)
                                                               ----------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                (555,024)     1,298,006     (544,706)   2,263,589      477,322
Net assets at beginning of period                               3,816,788     17,664,975    8,222,369   33,686,709    9,347,474
                                                               ----------    -----------  -----------  -----------  -----------
Net assets at end of period                                    $3,261,764    $18,962,981  $ 7,677,663  $35,950,298  $ 9,824,796
                                                               ==========    ===========  ===========  ===========  ===========
Beginning units                                                   345,510      1,855,654      373,375    1,699,118      446,235
Units issued                                                       16,714        357,689        5,463      140,862       18,404
Units redeemed                                                    (56,676)      (153,839)     (64,752)    (194,106)     (62,261)
                                                               ----------    -----------  -----------  -----------  -----------
Ending units                                                      305,548      2,059,504      314,086    1,645,874      402,378
                                                               ==========    ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA       SAST SA
                                                                  SAST SA       Putnam        Putnam
                                                                 PineBridge  International International   SAST SA     SAST SA
                                                                 High-Yield   Growth and    Growth and     Pyramis   Pyramis Real
                                                                    Bond        Income        Income     Real Estate    Estate
                                                                 Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                                  Class 3       Class 1       Class 3      Class 1     Class 3
                                                                -----------  ------------- ------------- ----------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $ 4,344,498   $   98,928    $   208,109  $  118,515  $   509,806
   Mortality and expense risk and administrative charges           (468,793)     (64,127)      (146,931)    (42,956)    (181,297)
                                                                -----------   ----------    -----------  ----------  -----------
   Net investment income (loss)                                   3,875,705       34,801         61,178      75,559      328,509
   Net realized gain (loss)                                         308,131       82,343        810,700     133,970      233,704
   Capital gain distribution from mutual funds                           --           --             --     553,817    2,622,112
   Change in unrealized appreciation (depreciation) of
     investments                                                   (171,863)   1,233,556      2,598,901    (582,783)  (2,409,459)
                                                                -----------   ----------    -----------  ----------  -----------
Increase (decrease) in net assets from operations                 4,011,973    1,350,700      3,470,779     180,563      774,866
                                                                -----------   ----------    -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                           707,562          120        237,280      (7,239)     258,125
   Payments for contract benefits or terminations                (3,755,867)    (702,374)    (1,596,669)   (389,494)  (1,407,350)
   Transfers between sub-accounts (including fixed
     account), net                                                1,833,522      136,428       (772,311)      3,819    1,076,047
   Contract maintenance charges                                    (321,567)         (36)       (94,807)         (8)    (149,116)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (641)      (3,141)        (4,303)         --           87
                                                                -----------   ----------    -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions     (1,536,991)    (569,003)    (2,230,810)   (392,922)    (222,207)
                                                                -----------   ----------    -----------  ----------  -----------
Increase (decrease) in net assets                                 2,474,982      781,697      1,239,969    (212,359)     552,659
Net assets at beginning of period                                48,601,128    6,057,584     15,881,644   4,302,528   18,921,733
                                                                -----------   ----------    -----------  ----------  -----------
Net assets at end of period                                     $51,076,110   $6,839,281    $17,121,613  $4,090,169  $19,474,392
                                                                ===========   ==========    ===========  ==========  ===========
Beginning units                                                   2,169,537      452,340      1,281,682     100,472      418,731
Units issued                                                        139,423       31,832         46,323       1,844       38,563
Units redeemed                                                     (204,966)     (69,470)      (204,866)    (10,692)     (43,218)
                                                                -----------   ----------    -----------  ----------  -----------
Ending units                                                      2,103,994      414,702      1,123,139      91,624      414,076
                                                                ===========   ==========    ===========  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $ 3,099,836   $  114,613    $   248,788  $  102,873  $   367,394
   Mortality and expense risk and administrative charges           (445,826)     (61,662)      (135,417)    (45,631)    (175,087)
                                                                -----------   ----------    -----------  ----------  -----------
   Net investment income (loss)                                   2,654,010       52,951        113,371      57,242      192,307
   Net realized gain (loss)                                          69,147      (89,333)       327,991     204,077    1,196,010
   Capital gain distribution from mutual funds                           --           --             --     218,954      892,821
   Change in unrealized appreciation (depreciation) of
     investments                                                  4,705,594       48,287       (388,269)   (145,313)    (917,885)
                                                                -----------   ----------    -----------  ----------  -----------
Increase (decrease) in net assets from operations                 7,428,751       11,905         53,093     334,960    1,363,253
                                                                -----------   ----------    -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                         1,054,151          155        322,789       7,382      274,173
   Payments for contract benefits or terminations                (3,572,161)    (660,273)    (1,137,677)   (499,597)  (1,198,326)
   Transfers between sub-accounts (including fixed
     account), net                                               (1,929,186)    (143,087)       441,488    (117,918)    (195,382)
   Contract maintenance charges                                    (350,442)         (44)       (97,744)        (24)    (169,113)
   Adjustments to net assets allocated to contracts in payout
     period                                                          (1,938)      (7,663)            --          (5)          --
                                                                -----------   ----------    -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions     (4,799,576)    (810,912)      (471,144)   (610,162)  (1,288,648)
                                                                -----------   ----------    -----------  ----------  -----------
Increase (decrease) in net assets                                 2,629,175     (799,007)      (418,051)   (275,202)      74,605
Net assets at beginning of period                                45,971,953    6,856,591     16,299,695   4,577,730   18,847,128
                                                                -----------   ----------    -----------  ----------  -----------
Net assets at end of period                                     $48,601,128   $6,057,584    $15,881,644  $4,302,528  $18,921,733
                                                                ===========   ==========    ===========  ==========  ===========
Beginning units                                                   2,396,394      512,868      1,319,895     114,711      447,440
Units issued                                                        116,674       18,619        116,574       2,102       44,983
Units redeemed                                                     (343,531)     (79,147)      (154,787)    (16,341)     (73,692)
                                                                -----------   ----------    -----------  ----------  -----------
Ending units                                                      2,169,537      452,340      1,281,682     100,472      418,731
                                                                ===========   ==========    ===========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                          SAST SA     SAST SA      SAST SA
                                                            SAST SA                       WellsCap    WellsCap    WellsCap
                                                         T. Rowe Price    SAST SA VCP    Aggressive  Aggressive  Fundamental
                                                         VCP Balanced       Dynamic        Growth      Growth      Growth
                                                           Portfolio      Allocation     Portfolio   Portfolio    Portfolio
                                                            Class 3    Portfolio Class 3  Class 1     Class 3      Class 1
                                                         ------------- ----------------- ----------  ----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $     32,725   $   21,449,111   $       --  $       --  $    24,360
   Mortality and expense risk and administrative
     charges                                                 (901,067)     (18,631,684)     (55,985)    (18,380)     (98,862)
                                                         ------------   --------------   ----------  ----------  -----------
   Net investment income (loss)                              (868,342)       2,817,427      (55,985)    (18,380)     (74,502)
   Net realized gain (loss)                                   352,193       14,558,656      280,017     121,521      150,810
   Capital gain distribution from mutual funds                367,705       40,723,258           --          --      468,781
   Change in unrealized appreciation (depreciation) of
     investments                                           14,695,750      269,995,359      961,602     331,514    2,072,818
                                                         ------------   --------------   ----------  ----------  -----------
Increase (decrease) in net assets from operations          14,547,306      328,094,700    1,185,634     434,655    2,617,907
                                                         ------------   --------------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                  30,192,084       76,553,294        1,058     790,370        2,872
   Payments for contract benefits or terminations          (2,358,584)     (61,349,552)    (445,542)   (101,005)    (653,857)
   Transfers between sub-accounts (including fixed
     account), net                                         35,061,649      (15,216,452)      27,398    (660,190)      10,540
   Contract maintenance charges                            (1,346,550)     (26,719,688)        (226)     (8,293)        (171)
   Adjustments to net assets allocated to contracts in
     payout period                                                 --               --           81          --           14
                                                         ------------   --------------   ----------  ----------  -----------
Increase (decrease) in net assets from contract
  transactions                                             61,548,599      (26,732,398)    (417,231)     20,882     (640,602)
                                                         ------------   --------------   ----------  ----------  -----------
Increase (decrease) in net assets                          76,095,905      301,362,302      768,403     455,537    1,977,305
Net assets at beginning of period                          46,496,853    1,761,569,641    4,354,707   1,467,456    7,944,675
                                                         ------------   --------------   ----------  ----------  -----------
Net assets at end of period                              $122,592,758   $2,062,931,943   $5,123,110  $1,922,993  $ 9,921,980
                                                         ============   ==============   ==========  ==========  ===========
Beginning units                                             4,377,584      143,133,132      229,437     110,199      449,125
Units issued                                                6,042,631        9,454,237        6,687      55,919       13,650
Units redeemed                                               (619,750)     (11,473,897)     (29,178)    (52,930)     (40,896)
                                                         ------------   --------------   ----------  ----------  -----------
Ending units                                                9,800,465      141,113,472      206,946     113,188      421,879
                                                         ============   ==============   ==========  ==========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    147,826   $   25,014,498   $       --  $       --  $        --
   Mortality and expense risk and administrative
     charges                                                 (134,092)     (16,226,787)     (50,441)    (13,037)     (92,273)
                                                         ------------   --------------   ----------  ----------  -----------
   Net investment income (loss)                                13,734        8,787,711      (50,441)    (13,037)     (92,273)
   Net realized gain (loss)                                       993        3,450,758      141,458      34,121       65,484
   Capital gain distribution from mutual funds                     --               --           --          --      726,350
   Change in unrealized appreciation (depreciation) of
     investments                                              359,600       49,409,343      163,236      64,139     (723,100)
                                                         ------------   --------------   ----------  ----------  -----------
Increase (decrease) in net assets from operations             374,327       61,647,812      254,253      85,223      (23,539)
                                                         ------------   --------------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                  13,485,753      191,833,530           --     214,536        2,968
   Payments for contract benefits or terminations            (141,053)     (41,513,638)    (410,931)    (55,015)    (993,697)
   Transfers between sub-accounts (including fixed
     account), net                                         32,993,495       63,706,603     (113,188)    (15,714)    (121,765)
   Contract maintenance charges                              (215,669)     (29,118,982)        (219)     (7,473)        (165)
   Adjustments to net assets allocated to contracts in
     payout period                                                 --               --           55          --         (164)
                                                         ------------   --------------   ----------  ----------  -----------
Increase (decrease) in net assets from contract
  transactions                                             46,122,526      184,907,513     (524,283)    136,334   (1,112,823)
                                                         ------------   --------------   ----------  ----------  -----------
Increase (decrease) in net assets                          46,496,853      246,555,325     (270,030)    221,557   (1,136,362)
Net assets at beginning of period                                  --    1,515,014,316    4,624,737   1,245,899    9,081,037
                                                         ------------   --------------   ----------  ----------  -----------
Net assets at end of period                              $ 46,496,853   $1,761,569,641   $4,354,707  $1,467,456  $ 7,944,675
                                                         ============   ==============   ==========  ==========  ===========
Beginning units                                                    --      127,410,161      257,772      98,917      508,017
Units issued                                                4,454,109       26,742,238        1,201      21,619        7,274
Units redeemed                                                (76,525)     (11,019,267)     (29,536)    (10,337)     (66,166)
                                                         ------------   --------------   ----------  ----------  -----------
Ending units                                                4,377,584      143,133,132      229,437     110,199      449,125
                                                         ============   ==============   ==========  ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                         SAST SA
                                                                        WellsCap
                                                                       Fundamental
                                                                         Growth
                                                                        Portfolio
                                                                         Class 3
                                                                       -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $      960
   Mortality and expense risk and administrative charges                  (38,328)
                                                                       ----------
   Net investment income (loss)                                           (37,368)
   Net realized gain (loss)                                               305,040
   Capital gain distribution from mutual funds                            223,783
   Change in unrealized appreciation (depreciation) of investments        720,992
                                                                       ----------
Increase (decrease) in net assets from operations                       1,212,447
                                                                       ----------
From contract transactions:
   Payments received from contract owners                                 284,470
   Payments for contract benefits or terminations                        (437,718)
   Transfers between sub-accounts (including fixed account), net         (132,517)
   Contract maintenance charges                                           (22,635)
   Adjustments to net assets allocated to contracts in payout period         (612)
                                                                       ----------
Increase (decrease) in net assets from contract transactions             (309,012)
                                                                       ----------
Increase (decrease) in net assets                                         903,435
Net assets at beginning of period                                       3,667,810
                                                                       ----------
Net assets at end of period                                            $4,571,245
                                                                       ==========
Beginning units                                                           332,160
Units issued                                                               45,139
Units redeemed                                                            (68,054)
                                                                       ----------
Ending units                                                              309,245
                                                                       ==========
For the Year Ended December 31, 2016
From operations:
   Mortality and expense risk and administrative charges               $  (32,447)
                                                                       ----------
   Net investment income (loss)                                           (32,447)
   Net realized gain (loss)                                               143,543
   Capital gain distribution from mutual funds                            324,566
   Change in unrealized appreciation (depreciation) of investments       (452,227)
                                                                       ----------
Increase (decrease) in net assets from operations                         (16,565)
                                                                       ----------
From contract transactions:
   Payments received from contract owners                                 131,988
   Payments for contract benefits or terminations                        (212,740)
   Transfers between sub-accounts (including fixed account), net           (7,113)
   Contract maintenance charges                                           (22,607)
   Adjustments to net assets allocated to contracts in payout period         (303)
                                                                       ----------
Increase (decrease) in net assets from contract transactions             (110,775)
                                                                       ----------
Increase (decrease) in net assets                                        (127,340)
Net assets at beginning of period                                       3,795,150
                                                                       ==========
Net assets at end of period                                            $3,667,810
                                                                       ----------
Beginning units                                                           342,915
Units issued                                                               36,646
Units redeemed                                                            (47,401)
                                                                       ----------
Ending units                                                              332,160
                                                                       ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Annuity Account Seven (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Polaris II A-Class                     Polaris Platinum O-Series
Polaris II A-Class Platinum Series     Polaris Plus
Polaris II Asset Manager

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2017 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series
(American Funds)

American Funds Asset Allocation     American Funds Growth Fund Class 2
Fund Class 2
American Funds Asset Allocation     American Funds Growth Portfolio
Portfolio Class 4                   Class 4
American Funds Bond Class 4         American Funds Growth-Income Fund
                                    Class 2
American Funds Global Bond Class 4  American Funds Growth-Income
                                    Portfolio Class 4
American Funds Global Growth Fund   American Funds Insurance Series
Class 2                             Capital Income Builder Class 4
American Funds Global Growth        American Funds International Class 4
Portfolio Class 4
American Funds Global Small
Capitalization Class 4

Anchor Series Trust (AST)/(a)/

AST SA BlackRock Multi-Asset        AST SA Wellington Government and
Income Portfolio Class 3            Quality Bond Portfolio Class 1/(d)/
AST SA Edge Asset Allocation        AST SA Wellington Government and
Portfolio Class 1/(b)/              Quality Bond Portfolio Class 3/(d)/
AST SA Edge Asset Allocation        AST SA Wellington Growth Portfolio
Portfolio Class 3/(b)/              Class 1/(e)/
AST SA Wellington Capital           AST SA Wellington Growth Portfolio
Appreciation Portfolio Class 1/(c)/ Class 3/(e)/
AST SA Wellington Capital           AST SA Wellington Natural Resources
Appreciation Portfolio Class 3/(c)/ Portfolio Class 3/(f)/

Franklin Templeton Variable
Insurance Products Trust (FTVIP)

FTVIP Franklin Founding Funds       FTVIP Franklin Rising Dividends VIP
Allocation VIP Fund Class 2         Fund Class 2
FTVIP Franklin Income VIP Fund      FTVIP Franklin Strategic Income VIP
Class 2                             Fund Class 2
FTVIP Franklin Mutual Global        FTVIP Templeton Global Bond VIP Fund
Discovery VIP Fund Class 2          Class 2

Goldman Sachs Variable Insurance
Trust (Goldman Sachs VIT)

Goldman Sachs VIT Government Money
Market Fund Service Class/(g)/

Invesco Variable Insurance Funds
(Invesco V.I.)

Invesco V.I. American Franchise     Invesco V.I. Equity and Income Fund
Fund Series II                      Series II
Invesco V.I. American Value Fund    Invesco V.I. Growth and Income Fund
Series II                           Series II
Invesco V.I. Comstock Fund Series
II

Lord Abbett Series Fund, Inc. (Lord
Abbett Fund)

Lord Abbett Fund Bond Debenture        Lord Abbett Fund Mid Cap Stock
Portfolio Class VC                     Portfolio Class VC

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


 Lord Abbett Fund Developing Growth
 Class VC                               Lord Abbett Fund Total Return Class VC
 Lord Abbett Fund Growth and Income
 Portfolio Class VC

 Seasons Series Trust (SST)/(a)/
 SST SA Wellington Real Return
 Portfolio Class 3/(aj)/

 SunAmerica Series Trust (SAST)/(a)/
 SAST Equity Index Portfolio Class 1    SAST SA JPMorgan MFS Core Bond
                                        Portfolio Class 1
 SAST Invesco VCP Value Portfolio       SAST SA JPMorgan MFS Core Bond
 Class 3/(g)/                           Portfolio Class 3
 SAST SA AB Growth Portfolio Class 1    SAST SA JPMorgan Mid-Cap Growth
                                        Portfolio Class 1/(w)/
 SAST SA AB Growth Portfolio Class 3    SAST SA JPMorgan Mid-Cap Growth
                                        Portfolio Class 3/(w)/
 SAST SA AB Small & Mid Cap Value       SAST SA Legg Mason BW Large Cap Value
 Portfolio Class 3/(h)/                 Portfolio Class 1
 SAST SA American Funds VCP Managed
 Asset Allocation Portfolio             SAST SA Legg Mason BW Large Cap Value
 Class 3/(i)/                           Portfolio Class 3
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 1/(j)/                 Portfolio Class 1/(x)/
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 3/(j)/                 Portfolio Class 3/(x)/
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 1/(k)/                           Trust Portfolio Class 1
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 3/(k)/                           Trust Portfolio Class 3
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 1/(l)/                 Class 1/(y)/
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 3/(l)/                 Class 3/(y)/
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 1/(m)/                           Portfolio Class 1
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 3/(m)/                           Portfolio Class 3
 SAST SA Federated Corporate Bond       SAST SA Morgan Stanley International
 Portfolio Class 1/(n)/                 Equities Portfolio Class 1/(z)/
 SAST SA Federated Corporate Bond       SAST SA Morgan Stanley International
 Portfolio Class 3/(n)/                 Equities Portfolio Class 3/(z)/
 SAST SA Franklin Foreign Value         SAST SA Oppenheimer Main Street Large
 Portfolio Class 3/(o)/                 Cap Portfolio Class 1/(aa)/
 SAST SA Franklin Small Company Value   SAST SA Oppenheimer Main Street Large
 Portfolio Class 1/(p)/                 Cap Portfolio Class 3/(aa)/
 SAST SA Franklin Small Company Value   SAST SA PIMCO VCP Tactical Balanced
 Portfolio Class 3/(p)/                 Portfolio Class 3/(ab)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 1/(q)/                 Portfolio Class 1/(ac)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 3/(q)/                 Portfolio Class 3/(ac)/
 SAST SA Invesco Growth Opportunities   SAST SA Putnam International Growth
 Portfolio Class 1/(r)/                 and Income Portfolio Class 1/(ad)/
 SAST SA Invesco Growth Opportunities   SAST SA Putnam International Growth
 Portfolio Class 3/(r)/                 and Income Portfolio Class 3/(ad)/
 SAST SA Janus Focused Growth           SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3                      Class 1/(ae)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA Pyramis Real Estate Portfolio
 Class 1/(s)/                           Class 3/(ae)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA T. Rowe Price VCP Balanced
 Class 3/(s)/                           Portfolio Class 3
 SAST SA JPMorgan Emerging Markets      SAST SA VCP Dynamic Allocation
 Portfolio Class 1/(t)/                 Portfolio Class 3/(af)/
 SAST SA JPMorgan Emerging Markets      SAST SA VCP Dynamic Strategy
 Portfolio Class 3/(t)/                 Portfolio Class 3/(ag)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Aggressive Growth
 Portfolio Class 1/(u)/                 Portfolio Class 1/(ah)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Aggressive Growth
 Portfolio Class 3/(u)/                 Portfolio Class 3/(ah)/
 SAST SA JPMorgan Global Equities       SAST SA WellsCap Fundamental Growth
 Portfolio Class 1/(v)/                 Portfolio Class 1/(ai)/
 SAST SA JPMorgan Global Equities       SAST SA WellsCap Fundamental Growth
 Portfolio Class 3/(v)/                 Portfolio Class 3/(ai)/

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) Formerly AST Asset Allocation Portfolio.
(c) Formerly AST Capital Appreciation Portfolio.
(d) Formerly AST Government and Quality Bond Portfolio
(e) Formerly AST Growth Portfolio.
(f) Formerly AST Natural Resources Portfolio.
(g) For the period May 2, 2016 (commencement of operations) to December 31,
    2016.
(h) Formerly SAST Small & Mid Cap Value Portfolio.
(i) Formerly SAST VCP Managed Asset Allocation SAST Portfolio.
(j) Formerly SAST Capital Growth Portfolio.
(k) Formerly SAST Technology Portfolio.
(l) Formerly SAST Ultra Short Bond Portfolio.
(m) Formerly SAST Dogs of Wall Street Portfolio.
(n) Formerly SAST Corporate Bond Portfolio.
(o) Formerly SAST Foreign Value Portfolio.
(p) Formerly SAST Small Company Value Portfolio.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(q)Formerly SAST Global Bond Portfolio.
(r)Formerly SAST Growth Opportunities Portfolio.
(s)Formerly SAST Balanced Portfolio.
(t)Formerly SAST Emerging Markets Portfolio.
(u)Formerly SAST Growth-Income Portfolio.
(v)Formerly SAST Global Equities Portfolio.
(w)Formerly SAST Mid-Cap Growth Portfolio.
(x)Formerly SAST Blue Chip Growth Portfolio.
(y)Formerly SAST Telecom Utility Portfolio.
(z)Formerly SAST International Diversified Equities Portfolio.
(aa)Formerly SAST Equity Opportunities Portfolio.
(ab)Formerly SAST VCP Total Return Balanced Portfolio.
(ac)Formerly SAST High-Yield Bond Portfolio.
(ad)Formerly SAST International Growth and Income Portfolio.
(ae)Formerly SAST Real Estate Portfolio.
(af)Formerly SAST Dynamic Allocation Portfolio.
(ag)Formerly SAST Dynamic Strategy Portfolio
(ah)Formerly SAST Aggressive Growth Portfolio.
(ai)Formerly SAST Fundamental Growth Portfolio.
(aj)Formerly SST Real Return Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2017 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2017, and respective hierarchy levels.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products                                 Separate Account Annual Charges*
---------------------------------------  -------------------------------------
Polaris II A-Class                       0.85% or 1.10%
Polaris II A-Class Platinum Series       0.85% or 1.10%
Polaris II Asset Manager                 0.85% or 1.10%
Polaris Platinum O-Series                0.95% or 1.20%
Polaris Plus                             0.85% or 1.25%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $35 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawal amount. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The sales charge is paid to the Company and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

   .   MarketLock

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

   .   MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                 Products Offered                       Annual Fees
-----------------        ---------------------------------- --------------------------------------
MarketLock               Polaris II A-Class Platinum Series 0.50% to 0.75%
MarketLock for Life Plus Polaris II A-Class Platinum Series 0.70% to 0.75% for one covered person
                                                            0.95% to 1.00% for two covered person
MarketLock Income Plus   Polaris II A-Class Platinum Series 0.85% to 1.10% for one covered person
                                                            1.10% to 1.35% for two covered person

SunAmerica Income Plus Fee: This optional feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The SunAmerica Income Plus annual fee ranges from 0.60 percent to 2.20 percent for one covered person and from 0.60 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Cost of   Proceeds from
Sub-accounts                                                      Purchases      Sales
------------                                                     ----------- -------------
American Funds Asset Allocation Fund Class 2                     $26,573,626  $41,526,203
American Funds Asset Allocation Portfolio Class 4                  8,660,105    1,916,496
American Funds Bond Class 4                                        6,106,478      223,438
American Funds Global Bond Class 4                                 1,306,489       42,568
American Funds Global Growth Fund Class 2                         14,186,643   48,221,824
American Funds Global Growth Portfolio Class 4                     3,973,378      886,060
American Funds Global Small Capitalization Class 4                 1,398,985       78,030
American Funds Growth Fund Class 2                                26,604,024   35,693,741
American Funds Growth Portfolio Class 4                            8,288,428      973,967
American Funds Growth-Income Fund Class 2                         33,602,800   50,434,212
American Funds Growth-Income Portfolio Class 4                    12,786,559      920,898
American Funds Insurance Series Capital Income Builder Class 4     5,710,895      324,920
American Funds International Class 4                               2,398,600      208,309
AST SA Edge Asset Allocation Portfolio Class 1                     1,128,653      957,863
AST SA Edge Asset Allocation Portfolio Class 3                     3,269,201    2,780,393
AST SA Wellington Capital Appreciation Portfolio Class 1           5,792,581   10,764,539
AST SA Wellington Capital Appreciation Portfolio Class 3          17,349,353   27,184,947
AST SA Wellington Government and Quality Bond Portfolio Class 1    3,851,663    4,690,744
AST SA Wellington Government and Quality Bond Portfolio Class 3   24,233,060   16,081,848
AST SA Wellington Growth Portfolio Class 1                           411,817    3,456,211
AST SA Wellington Growth Portfolio Class 3                         1,016,119      721,826
AST SA Wellington Natural Resources Portfolio Class 3                674,816      939,566
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2          2,691,791    2,612,406
FTVIP Franklin Income VIP Fund Class 2                             6,061,016    3,900,591
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2            2,460,805      111,869
FTVIP Franklin Rising Dividends VIP Fund Class 2                   4,034,304      320,476
FTVIP Franklin Strategic Income VIP Fund Class 2                     820,798       47,775
FTVIP Templeton Global Bond VIP Fund Class 2                         668,138       43,328
Goldman Sachs VIT Government Money Market Fund Service Class       5,146,239    3,783,697
Invesco V.I. American Franchise Fund Series II                     1,294,515    1,042,992
Invesco V.I. American Value Fund Series II                           691,046      161,260
Invesco V.I. Comstock Fund Series II                              23,303,020   36,133,873
Invesco V.I. Equity and Income Fund Series II                      3,348,417      395,667
Invesco V.I. Growth and Income Fund Series II                     21,306,917   31,373,770
Lord Abbett Fund Bond Debenture Portfolio Class VC                 3,886,853      153,660
Lord Abbett Fund Developing Growth Class VC                          221,248       94,818
Lord Abbett Fund Growth and Income Portfolio Class VC             11,735,254   12,448,768
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                  9,658,041    8,620,881
Lord Abbett Fund Total Return Class VC                             3,401,839      146,196
SAST Equity Index Portfolio Class 1                                  293,409      962,046
SAST Invesco VCP Value Portfolio Class 3                          58,512,197    1,027,495
SAST SA AB Growth Portfolio Class 1                                1,778,711    2,655,543
SAST SA AB Growth Portfolio Class 3                                2,059,542    1,695,922
SAST SA AB Small & Mid Cap Value Portfolio Class 3                 7,890,783    6,035,149
SAST SA Boston Company Capital Growth Portfolio Class 1               31,761      117,307
SAST SA Boston Company Capital Growth Portfolio Class 3              466,235      933,205
SAST SA Columbia Technology Portfolio Class 1                        364,478       70,966
SAST SA Columbia Technology Portfolio Class 3                      1,359,503      491,702
SAST SA DFA Ultra Short Bond Portfolio Class 1                     1,518,815    1,806,640

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                    Cost of   Proceeds from
Sub-accounts                                                       Purchases      Sales
------------                                                      ----------- -------------
SAST SA DFA Ultra Short Bond Portfolio Class 3                    $ 8,174,613  $ 7,523,346
SAST SA Dogs of Wall Street Portfolio Class 1                         635,995      675,033
SAST SA Dogs of Wall Street Portfolio Class 3                       6,373,126    4,343,442
SAST SA Federated Corporate Bond Portfolio Class 1                  4,043,070    4,263,022
SAST SA Federated Corporate Bond Portfolio Class 3                 24,802,691   16,927,857
SAST SA Franklin Foreign Value Portfolio Class 3                    4,050,086   13,954,636
SAST SA Franklin Small Company Value Portfolio Class 1                497,655      480,593
SAST SA Franklin Small Company Value Portfolio Class 3              6,974,660    3,692,063
SAST SA Goldman Sachs Global Bond Portfolio Class 1                   975,894    1,069,173
SAST SA Goldman Sachs Global Bond Portfolio Class 3                 6,900,072    3,997,077
SAST SA Invesco Growth Opportunities Portfolio Class 1                121,290      329,678
SAST SA Invesco Growth Opportunities Portfolio Class 3              1,375,528    3,243,769
SAST SA Janus Focused Growth Portfolio Class 3                      2,440,769    4,599,708
SAST SA JPMorgan Balanced Portfolio Class 1                         1,348,932    2,249,618
SAST SA JPMorgan Balanced Portfolio Class 3                         5,403,829    4,092,351
SAST SA JPMorgan Emerging Markets Portfolio Class 1                   472,883      505,744
SAST SA JPMorgan Emerging Markets Portfolio Class 3                 1,497,278    4,514,786
SAST SA JPMorgan Equity-Income Portfolio Class 1                    1,335,626    2,109,522
SAST SA JPMorgan Equity-Income Portfolio Class 3                    8,503,390    8,923,404
SAST SA JPMorgan Global Equities Portfolio Class 1                    256,250      532,283
SAST SA JPMorgan Global Equities Portfolio Class 3                    606,991      535,754
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                    2,430,756    2,003,906
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                   29,024,178   12,983,812
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                   2,192,090    1,945,858
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                   4,112,187    4,685,674
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1             2,595,699    7,587,380
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3             6,478,375   14,348,973
SAST SA MFS Blue Chip Growth Portfolio Class 1                        334,027      114,366
SAST SA MFS Blue Chip Growth Portfolio Class 3                      2,486,616    2,319,086
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1           327,908      715,907
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3         5,656,217   16,196,639
SAST SA MFS Telecom Utility Portfolio Class 1                          94,017      226,515
SAST SA MFS Telecom Utility Portfolio Class 3                         369,205      283,834
SAST SA MFS Total Return Bond Portfolio Class 1                     5,373,954    8,067,568
SAST SA MFS Total Return Bond Portfolio Class 3                    13,763,316   13,211,948
SAST SA Morgan Stanley International Equities Portfolio Class 1       311,402      448,922
SAST SA Morgan Stanley International Equities Portfolio Class 3       919,082    2,629,899
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1           381,450    1,286,931
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3         2,362,766    3,423,668
SAST SA PineBridge High-Yield Bond Portfolio Class 1                1,572,280    1,909,303
SAST SA PineBridge High-Yield Bond Portfolio Class 3                6,893,105    4,554,391
SAST SA Putnam International Growth and Income Portfolio Class 1      467,973    1,002,176
SAST SA Putnam International Growth and Income Portfolio Class 3      645,058    2,814,690
SAST SA Pyramis Real Estate Portfolio Class 1                         751,360      514,906
SAST SA Pyramis Real Estate Portfolio Class 3                       4,775,186    2,046,772
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3               63,919,860    2,871,897

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2017, follows:

                                               December 31, 2017                      For the Year Ended December 31, 2017
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      11,548,172 29.92      31.25     359,346,881        1.52        0.85   1.20   14.85    15.25
American Funds Asset Allocation
  Portfolio Class 4                  1,347,331 12.17      12.25      16,444,971        1.62        0.95   1.20   14.53    14.82
American Funds Bond Class 4            952,445 10.19      10.25       9,727,744        2.13        0.95   1.20    2.06     2.32
American Funds Global Bond Class 4     197,321 10.15      10.22       2,007,767        0.45        0.95   1.20    5.36     5.63
American Funds Global Growth Fund
  Class 2                            6,880,079 45.78      47.84     326,751,286        0.66        0.85   1.20   29.91    30.36
American Funds Global Growth
  Portfolio Class 4                    932,345 12.33      12.40      11,518,722        0.67        0.95   1.20   16.28    29.56
American Funds Global Small
  Capitalization Class 4               176,485 11.51      11.59       2,036,043        0.34        0.95   1.20   24.13    24.44
American Funds Growth Fund Class 2   5,584,593 45.10      47.11     261,171,021        0.50        0.85   1.20   26.77    27.21
American Funds Growth Portfolio
  Class 4                            1,491,856 13.44      13.52      20,090,063        0.49        0.95   1.20   26.46    26.78
American Funds Growth-Income Fund
  Class 2                           10,926,542 36.82      38.51     418,005,582        1.38        0.85   1.20   20.93    21.35
American Funds Growth-Income
  Portfolio Class 4                  2,736,479 12.72      12.80      34,902,343        1.48        0.95   1.20   20.62    20.92
American Funds Insurance Series
  Capital Income Builder Class 4     1,224,886 10.69      10.76      13,126,203        2.52        0.95   1.20   11.31    11.59
American Funds International
  Class 4                              338,633 11.53      11.61       3,914,383        1.61        0.95   1.20   30.33    30.65
AST SA Edge Asset Allocation
  Portfolio Class 1                    287,656 25.90      46.39       9,194,984        2.70        0.85   1.25   12.34    12.79
AST SA Edge Asset Allocation
  Portfolio Class 3                    668,091 23.98      25.15      16,650,092        2.56        0.85   1.20   12.12    12.51
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,458,560 43.61     131.61      73,546,826        0.00        0.85   1.25   31.14    31.66
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,388,216 40.24      42.36     183,778,639        0.00        0.85   1.20   30.87    31.33
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,541,283 18.25      22.67      29,085,742        1.79        0.85   1.25    1.66     2.07
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,575,100 16.89      17.74     202,353,380        1.61        0.85   1.20    1.53     1.88
AST SA Wellington Growth Portfolio
  Class 1                              911,981 23.83      63.33      25,174,137        1.17        0.85   1.25   18.30    18.77
AST SA Wellington Growth Portfolio
  Class 3                              384,258 22.03      23.15       8,725,482        0.97        0.85   1.20   18.06    18.48
AST SA Wellington Natural
  Resources Portfolio Class 3          572,581  9.23       9.57       5,422,301        2.24        0.85   1.20   13.41    13.81
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,632,110 14.77      15.22      24,617,082        2.65        0.85   1.20   10.65    11.03
FTVIP Franklin Income VIP Fund
  Class 2                            2,840,263 15.54      16.01      44,923,276        4.10        0.85   1.20    8.37     8.75
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           437,798 10.67      10.74       4,680,334        1.82        0.95   1.20    7.31     7.57
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     595,823 12.91      13.00       7,709,804        1.45        0.95   1.20   19.12    19.42
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     134,592 10.31      10.38       1,391,846        2.72        0.95   1.20    3.31     3.57
FTVIP Templeton Global Bond VIP
  Fund Class 2                         143,394  9.62       9.68       1,381,752        0.00        0.95   1.20    0.71     0.96
Goldman Sachs VIT Government Money
  Market Fund Service Class            386,810  9.86       9.91       3,825,489        0.45        0.85   1.20   -0.69    -0.34
Invesco V.I. American Franchise
  Fund Series II                       296,239 22.39      23.40       6,851,711        0.00        0.85   1.20   25.52    25.95
Invesco V.I. American Value Fund
  Series II                            131,357 10.64      10.71       1,400,405        0.64        0.95   1.20    8.38     8.65
Invesco V.I. Comstock Fund Series
  II                                10,480,217 26.33      27.58     286,361,670        1.93        0.85   1.20   16.18    16.58
Invesco V.I. Equity and Income
  Fund Series II                       469,764 11.75      11.83       5,536,900        1.61        0.95   1.20    9.46     9.74
Invesco V.I. Growth and Income
  Fund Series II                     9,817,010 29.07      30.51     296,547,815        1.29        0.85   1.20   12.68    13.07
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                   468,272 11.24      11.31       5,274,583        5.93        0.95   1.20    7.91     8.18
Lord Abbett Fund Developing Growth
  Class VC                              30,149 10.66      10.73         321,763        0.00        0.95   1.20   28.38    28.70
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 4,118,256 22.52      23.57      96,624,522        1.29        0.85   1.20   12.03    12.42
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 2,498,051 25.11      26.24      65,191,800        0.59        0.85   1.20    5.56     5.93
Lord Abbett Fund Total Return
  Class VC                             465,372 10.32      10.39       4,815,026        3.32        0.95   1.20    2.63     2.88
SST SA Wellington Real Return
  Portfolio Class 3                  7,635,695 11.87      12.12      91,778,889        2.27        0.85   1.20    0.72     1.07
SAST Equity Index Portfolio Class 1    521,147            20.70      10,785,393        1.53               1.25            19.86
SAST Invesco VCP Value Portfolio
  Class 3                            7,803,130 13.44      13.66     106,003,303        1.10        0.85   1.20    8.68     9.06
SAST SA AB Growth Portfolio Class 1    430,780 21.28      84.10      25,483,130        0.04        0.85   1.25   30.36    30.88
SAST SA AB Growth Portfolio Class 3    658,759 19.66      20.66      13,488,356        0.00        0.85   1.20   30.10    30.56
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,158,457 23.03      23.88      50,992,700        0.14        0.85   1.20   11.46    11.85
SAST SA Boston Company Capital
  Growth Portfolio Class 1              52,565 15.03      15.67         820,470        0.30        0.85   1.10   22.44    22.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3             565,376 14.50      15.22       8,416,695        0.09        0.85   1.20   22.01    22.44
SAST SA Columbia Technology
  Portfolio Class 1                    124,653  6.17       6.43         796,622        0.00        0.85   1.10   33.71    34.05
SAST SA Columbia Technology
  Portfolio Class 3                    539,153  5.90       6.24       3,274,930        0.00        0.85   1.20   33.25    33.71
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    690,228 11.01      12.52       7,779,020        0.30        0.85   1.25   -0.54    -0.14
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,173,090 10.15      10.69      12,406,923        0.03        0.85   1.20   -0.74    -0.39
SAST SA Dogs of Wall Street
  Portfolio Class 1                    152,316 32.58      39.54       5,477,901        2.27        0.85   1.25   17.35    17.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,150,908 36.60      38.41      43,389,174        2.16        0.85   1.20   17.11    17.52
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,465,176 27.70      32.94      40,855,271        4.41        0.85   1.25    5.32     5.74
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,351,021 25.62      26.90     222,386,663        4.28        0.85   1.20    5.11     5.47
SAST SA Franklin Foreign Value
  Portfolio Class 3                  8,526,275 12.47      12.91     108,853,284        2.48        0.85   1.20   20.02    20.44
SAST SA Franklin Small Company
  Value Portfolio Class 1               65,819            51.38       3,382,063        0.61               1.25             8.46
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,030,127 18.51      19.16      38,487,496        0.39        0.85   1.20    8.24     8.62

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2017                      For the Year Ended December 31, 2017
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     470,036 18.23      23.93        8,833,626       2.96        0.85   1.25    5.49     5.91
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,325,906 16.86      17.70       58,012,068       2.84        0.85   1.20    5.28     5.65
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       142,301 12.52      12.71        1,782,263       0.00        0.85   1.10   23.49    23.80
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,690,655 12.15      12.26       20,537,566       0.00        0.85   1.20   23.06    23.49
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,455,660 19.36      20.06       28,777,042       0.00        0.85   1.20   28.28    28.73
SAST SA JPMorgan Balanced
  Portfolio Class 1                     677,756 18.22      29.93       16,819,998       1.60        0.85   1.25   13.14    13.59
SAST SA JPMorgan Balanced
  Portfolio Class 3                   1,754,183 16.75      17.70       30,388,445       1.41        0.85   1.20   12.92    13.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     194,726 23.69      30.28        5,198,433       2.04        0.85   1.25   40.52    41.08
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     750,240 28.05      29.40       21,644,199       1.77        0.85   1.20   40.24    40.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     464,151 21.21      63.31       19,129,786       2.11        0.85   1.25   16.82    17.29
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,483,491 19.53      20.60       90,448,498       1.93        0.85   1.20   16.59    17.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     202,871 16.59      35.86        4,721,488       1.85        0.85   1.25   22.80    23.29
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     337,904 15.41      16.12        5,341,576       1.64        0.85   1.20   22.56    22.99
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     752,707 21.92      31.05       16,770,050       2.35        0.85   1.25    2.66     3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  11,047,809 20.29      21.28      231,599,866       2.18        0.85   1.20    2.46     2.82
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     266,583 21.25      22.17        5,876,800       0.00        0.85   1.10   28.23    28.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,488,779 20.51      21.53       31,443,066       0.00        0.85   1.20   27.79    28.23
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,416,445 30.05      73.30       47,686,503       1.74        0.85   1.25   19.08    19.55
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,952,048 27.74      29.18      114,067,951       1.56        0.85   1.20   18.84    19.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     115,132 12.75      13.30        1,520,847       0.77        0.85   1.10   25.65    25.96
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,904,395 12.22      12.91       23,817,663       0.49        0.85   1.20   25.21    25.65
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     179,720 23.23      24.22        4,339,390       1.06        0.85   1.10   22.07    22.38
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,650,390 22.12      23.52      130,019,182       0.82        0.85   1.20   21.65    22.07
SAST SA MFS Telecom Utility
  Portfolio Class 1                      67,524 20.22      27.93        1,707,516       2.75        0.85   1.25   13.58    14.03
SAST SA MFS Telecom Utility
  Portfolio Class 3                     143,676 18.70      19.61        2,760,661       2.45        0.85   1.20   13.35    13.74
SAST SA MFS Total Return Bond
  Portfolio Class 1                   2,157,071 26.41      27.55       59,191,633       2.45        0.85   1.10   11.00    11.28
SAST SA MFS Total Return Bond
  Portfolio Class 3                   4,850,693 25.47      26.75      128,821,236       2.26        0.85   1.20   10.61    11.00
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               295,734 11.91      17.26        3,880,685       1.23        0.85   1.25   23.50    23.99
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,896,235 11.03      11.56       21,556,904       0.98        0.85   1.20   23.25    23.68
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           271,347 26.47      40.20        7,726,983       1.02        0.85   1.25   15.42    15.89
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,565,591 24.51      25.71       39,450,282       0.82        0.85   1.20   15.19    15.60
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     359,813 25.30      34.63        9,529,366       9.02        0.85   1.25    8.38     8.81
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,103,994 23.42      24.57       51,076,110       8.72        0.85   1.20    8.16     8.54
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               414,702 15.76      19.18        6,839,281       1.53        0.85   1.25   22.95    23.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,123,139 14.59      15.31       17,121,613       1.26        0.85   1.20   22.71    23.13
SAST SA Pyramis Real Estate
  Portfolio Class 1                      91,624 39.46      49.04        4,090,169       2.82        0.85   1.25    4.08     4.50
SAST SA Pyramis Real Estate
  Portfolio Class 3                     414,076 45.37      47.60       19,474,392       2.66        0.85   1.20    3.87     4.23
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   9,800,465 12.45      12.51      122,592,758       0.04        0.95   1.20   17.49    17.78
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 141,113,472 14.44      14.75    2,062,931,943       1.12        0.85   1.20   18.52    18.93
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     206,946 17.87      28.29        5,123,110       0.00        0.85   1.25   27.98    28.49
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     113,188 16.68      17.36        1,922,993       0.00        0.85   1.20   27.73    28.17
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              421,879 15.37      38.54        9,921,980       0.27        0.85   1.25   34.00    34.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              309,245 14.15      14.94        4,571,245       0.02        0.85   1.20   33.73    34.20

                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                       12,683,944 26.05      27.12     342,652,277        1.57        0.85   1.20    8.11     8.49
American Funds Asset Allocation
  Portfolio Class 4                     813,602 10.63      10.67       8,658,615        1.89        0.95   1.20    7.87     8.13
American Funds Bond Class 4             390,049  9.98      10.02       3,900,622        2.27        0.95   1.20    1.58     1.83
American Funds Global Bond Class 4       71,798  9.64       9.68         693,159        0.70        0.95   1.20    1.20     1.45
American Funds Global Growth Fund
  Class 2                             7,877,309 35.24      36.70     287,191,804        0.88        0.85   1.20   -0.58    -0.23
American Funds Global Growth
  Portfolio Class 4                     680,359  9.51       9.55       6,481,545        0.81        0.95   1.20   -0.82    -0.58
American Funds Global Small
  Capitalization Class 4                 52,843  9.27       9.31         490,657        0.14        0.95   1.20    0.64     0.89
American Funds Growth Fund Class 2    6,339,567 35.58      37.03     233,251,854        0.75        0.85   1.20    8.19     8.56
American Funds Growth Portfolio
  Class 4                             1,006,137 10.63      10.67      10,703,723        0.67        0.95   1.20    7.92     8.19
American Funds Growth-Income Fund
  Class 2                            12,196,593 30.45      31.74     384,799,085        1.42        0.85   1.20   10.19    10.58
American Funds Growth-Income
  Portfolio Class 4                   1,876,197 10.55      10.59      19,818,707        1.59        0.95   1.20    9.93    10.21
American Funds Insurance Series
  Capital Income Builder Class 4        717,732  9.60       9.64       6,902,300        3.28        0.95   1.20    2.55     2.81
American Funds International Class 4    139,289  8.85       8.89       1,234,091        1.88        0.95   1.20    1.99     2.24
AST SA Edge Asset Allocation
  Portfolio Class 1                     307,594 22.96      41.30       8,837,236        2.75        0.85   1.25    9.40     9.84
AST SA Edge Asset Allocation
  Portfolio Class 3                     714,991 21.39      22.35      15,858,695        2.62        0.85   1.20    9.18     9.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1      1,684,891 33.12     100.36      64,358,914        0.00        0.85   1.25    0.72     1.12

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2016                      For the Year Ended December 31, 2016
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,997,159 30.75      32.25     159,591,533        0.00        0.85   1.20    0.52     0.87
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,597,987 17.88      22.30      29,620,180        1.42        0.85   1.25    0.21     0.61
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,178,582 16.64      17.41     192,108,840        1.15        0.85   1.20    0.01     0.36
AST SA Wellington Growth Portfolio
  Class 1                            1,031,030 20.06      53.53      24,042,797        1.00        0.85   1.25    6.07     6.49
AST SA Wellington Growth Portfolio
  Class 3                              369,494 18.66      19.54       7,098,127        0.76        0.85   1.20    5.86     6.23
AST SA Wellington Natural
  Resources Portfolio Class 3          608,144  8.14       8.41       5,068,606        4.10        0.85   1.20   28.09    28.54
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,723,204 13.35      13.71      23,444,891        3.87        0.85   1.20   11.83    12.23
FTVIP Franklin Income VIP Fund
  Class 2                            2,783,753 14.34      14.72      40,582,661        4.94        0.85   1.20   12.67    13.06
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           235,271  9.94       9.98       2,342,747        2.06        0.95   1.20   10.84    11.12
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     299,591 10.84      10.88       3,251,138        1.26        0.95   1.20   14.66    14.95
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      60,850  9.98      10.02         608,459        3.58        0.95   1.20    6.65     6.92
FTVIP Templeton Global Bond VIP
  Fund Class 2                          78,538  9.55       9.59         751,022        0.00        0.95   1.20    1.71     1.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            247,809  9.92       9.95       2,462,948        0.00        0.85   1.20   -0.77    -0.54
Invesco V.I. American Franchise
  Fund Series II                       305,772 17.84      18.57       5,629,495        0.00        0.85   1.20    0.80     1.16
Invesco V.I. American Value Fund
  Series II                             79,493  9.82       9.86         781,373        0.15        0.95   1.20   13.85    14.13
Invesco V.I. Comstock Fund Series
  II                                11,564,662 22.67      23.66     271,383,326        1.28        0.85   1.20   15.60    16.00
Invesco V.I. Equity and Income
  Fund Series II                       215,793 10.74      10.78       2,321,184        2.02        0.95   1.20   13.47    13.75
Invesco V.I. Growth and Income
  Fund Series II                    10,637,345 25.80      26.98     284,534,321        0.87        0.85   1.20   18.01    18.42
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                   147,633 10.41      10.46       1,539,452        7.37        0.95   1.20   10.80    11.08
Lord Abbett Fund Developing Growth
  Class VC                              16,773  8.31       8.34         139,424        0.00        0.95   1.20   -3.76    -3.52
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 4,590,868 20.10      20.97      95,866,819        1.43        0.85   1.20   15.72    16.13
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 2,694,313 23.78      24.77      66,466,018        0.49        0.85   1.20   15.01    15.41
Lord Abbett Fund Total Return
  Class VC                             156,828 10.05      10.09       1,579,660        4.30        0.95   1.20    3.02     3.28
SST SA Wellington Real Return
  Portfolio Class 3                  6,786,155 11.78      11.99      80,808,257        0.00        0.85   1.20    2.47     2.82
SAST Equity Index Portfolio Class 1    564,057            17.27       9,739,227        1.37               1.25            10.21
SAST Invesco VCP Value Portfolio
  Class 3                            3,317,555 12.36      12.52      41,368,391        0.00        0.85   1.20    8.54     8.92
SAST SA AB Growth Portfolio Class 1    472,568 16.26      64.51      21,490,969        0.20        0.85   1.25    1.54     1.95
SAST SA AB Growth Portfolio Class 3    679,764 15.11      15.83      10,676,590        0.00        0.85   1.20    1.34     1.69
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,260,550 20.67      21.35      47,836,070        0.13        0.85   1.20   23.16    23.60
SAST SA Boston Company Capital
  Growth Portfolio Class 1              59,035 12.27      12.77         750,217        0.18        0.85   1.10    1.23     1.48
SAST SA Boston Company Capital
  Growth Portfolio Class 3             598,380 11.88      12.43       7,294,587        0.00        0.85   1.20    0.88     1.23
SAST SA Columbia Technology
  Portfolio Class 1                     84,987  4.61       4.80         406,181        0.00        0.85   1.10   15.55    15.84
SAST SA Columbia Technology
  Portfolio Class 3                    445,323  4.43       4.67       2,031,852        0.00        0.85   1.20   15.15    15.55
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    709,587 11.02      12.58       8,037,179        0.00        0.85   1.25   -1.33    -0.94
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,100,232 10.22      10.73      11,706,173        0.00        0.85   1.20   -1.53    -1.18
SAST SA Dogs of Wall Street
  Portfolio Class 1                    168,400 27.76      33.56       5,153,138        2.38        0.85   1.25   16.47    16.93
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,199,833 31.26      32.68      38,577,794        2.08        0.85   1.20   16.23    16.64
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,532,576 26.20      31.27      40,447,589        4.64        0.85   1.25    7.40     7.83
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,366,138 24.38      25.51     211,510,868        4.36        0.85   1.20    7.19     7.56
SAST SA Franklin Foreign Value
  Portfolio Class 3                  9,498,675 10.39      10.72     100,849,004        1.70        0.85   1.20   -0.05     0.30
SAST SA Franklin Small Company
  Value Portfolio Class 1               73,382            47.38       3,476,611        0.68               1.25            29.26
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,088,384 17.10      17.64      36,521,011        0.43        0.85   1.20   29.00    29.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    483,246 17.21      22.68       8,614,270        0.30        0.85   1.25    0.05     0.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  3,218,689 16.01      16.76      53,216,042        0.07        0.85   1.20   -0.15     0.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      164,807 10.11      10.29       1,667,772        0.00        0.85   1.10    2.78     3.04
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    1,906,280  9.84       9.96      18,771,191        0.00        0.85   1.20    2.42     2.78
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,681,095 15.09      15.58      25,864,179        0.00        0.85   1.20   -2.86    -2.52
SAST SA JPMorgan Balanced
  Portfolio Class 1                    750,157 16.04      26.45      16,521,039        1.65        0.85   1.25    5.84     6.26
SAST SA JPMorgan Balanced
  Portfolio Class 3                  1,765,471 14.83      15.62      27,084,908        1.50        0.85   1.20    5.62     5.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    198,551 16.86      21.47       3,747,379        2.07        0.85   1.25    9.33     9.77
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    873,205 20.00      20.89      17,946,996        1.72        0.85   1.20    9.12     9.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    512,898 18.09      54.19      18,107,069        1.89        0.85   1.25   14.12    14.57
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,774,865 16.75      17.61      82,515,700        1.69        0.85   1.20   13.89    14.29
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    214,206 13.46      29.20       4,113,467        1.30        0.85   1.25    4.35     4.77
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    334,785 12.57      13.10       4,311,116        1.11        0.85   1.20    4.14     4.51
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    744,345 21.26      30.25      16,101,930        1.90        0.85   1.25    2.09     2.50
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 10,408,117 19.80      20.70     212,522,624        1.66        0.85   1.20    1.89     2.24
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    269,634 16.57      17.24       4,628,686        0.00        0.85   1.10   -0.89    -0.64
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,591,975 16.05      16.79      26,292,226        0.00        0.85   1.20   -1.24    -0.89
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            1,644,819 25.14      61.56      46,402,173        0.87        0.85   1.25   13.18    13.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            4,418,142 23.35      24.47     107,058,552        0.62        0.85   1.20   12.95    13.35
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     98,166 10.14      10.56       1,034,205        0.61        0.85   1.10    5.19     5.45
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  1,914,718  9.76      10.28      19,099,566        0.38        0.85   1.20    4.82     5.19
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    201,812 19.03      19.79       3,981,183        0.87        0.85   1.10    7.45     7.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,287,272 18.19      19.26     118,745,962        0.63        0.85   1.20    7.08     7.45

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA MFS Telecom Utility
  Portfolio Class 1                      75,142 17.73      24.59        1,663,093       2.98        0.85   1.25    9.20     9.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                     142,486 16.50      17.24        2,413,853       2.70        0.85   1.20    8.98     9.36
SAST SA MFS Total Return Bond
  Portfolio Class 1                   2,418,021 23.79      24.76       59,644,091       2.27        0.85   1.10    7.88     8.15
SAST SA MFS Total Return Bond
  Portfolio Class 3                   5,168,527 23.02      24.10      123,798,988       2.02        0.85   1.20    7.51     7.88
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               305,548  9.61      13.98        3,261,764       1.24        0.85   1.25   -3.17    -2.78
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             2,059,504  8.95       9.35       18,962,981       1.00        0.85   1.20   -3.37    -3.03
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           314,086 22.84      34.83        7,677,663       0.75        0.85   1.25   10.28    10.72
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,645,874 21.28      22.24       35,950,298       0.55        0.85   1.20   10.06    10.44
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     402,378 23.25      31.95        9,824,796       6.70        0.85   1.25   16.79    17.25
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,169,537 21.66      22.63       48,601,128       6.56        0.85   1.20   16.55    16.96
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               452,340 12.77      15.60        6,057,584       1.77        0.85   1.25    0.25     0.65
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,281,682 11.89      12.43       15,881,644       1.55        0.85   1.20    0.05     0.40
SAST SA Pyramis Real Estate
  Portfolio Class 1                     100,472 37.91      46.93        4,302,528       2.32        0.85   1.25    7.28     7.71
SAST SA Pyramis Real Estate
  Portfolio Class 3                     418,731 43.68      45.67       18,921,733       1.95        0.85   1.20    7.07     7.44
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   4,377,584 10.60      10.62       46,496,853       0.00        0.95   1.20    5.99     6.24
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 143,133,132 12.18      12.40    1,761,569,641       1.53        0.85   1.20    3.26     3.63
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     229,437 13.91      22.11        4,354,707       0.00        0.85   1.25    6.05     6.47
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     110,199 13.06      13.54        1,467,456       0.00        0.85   1.20    5.84     6.21
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              449,127 11.43      28.76        7,944,675       0.00        0.85   1.25   -0.26     0.14
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              332,160 10.58      11.13        3,667,810       0.00        0.85   1.20   -0.46    -0.11

                                                December 31, 2015                      For the Year Ended December 31, 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                       13,800,419 24.10      25.00     343,830,601        1.62        0.85   1.20     0.19    0.54
American Funds Asset Allocation
  Portfolio Class 4                     350,305  9.85       9.86       3,453,273        2.77        0.95   1.20    -1.48   -1.35
American Funds Bond Class 4              55,010  9.82       9.84         540,818        1.88        0.95   1.20    -1.76   -1.60
American Funds Global Bond Class 4       14,164  9.52       9.54         134,991        0.00        0.95   1.20    -4.78   -4.63
American Funds Global Growth Fund
  Class 2                             8,401,863 35.44      36.78     307,303,678        1.03        0.85   1.20     5.66    6.03
American Funds Global Growth
  Portfolio Class 4                     245,007  9.59       9.61       3,566,578        1.60        0.95   1.20    -4.07   -3.95
American Funds Global Small
  Capitalization Class 4                 17,669  9.22       9.23         162,850        0.00        0.95   1.20    -7.85   -7.70
American Funds Growth Fund Class 2    6,991,923 32.88      34.11     237,160,080        0.61        0.85   1.20     5.58    5.95
American Funds Growth Portfolio
  Class 4                               656,389  9.85       9.86       5,218,490        1.30        0.95   1.20    -1.53   -1.40
American Funds Growth-Income Fund
  Class 2                            13,649,512 27.63      28.70     389,726,459        1.31        0.85   1.20     0.24    0.60
American Funds Growth-Income
  Portfolio Class 4                     958,117  9.59       9.61       9,197,289        2.29        0.95   1.20    -4.06   -3.94
American Funds Insurance Series
  Capital Income Builder Class 4        194,626  9.36       9.38       1,823,836        0.83        0.95   1.20    -6.36   -6.20
American Funds International Class 4     29,832  8.68       8.69         258,979        1.92        0.95   1.20   -13.22  -13.08
AST SA Edge Asset Allocation
  Portfolio Class 1                     352,953 20.91      37.75       9,413,189        3.14        0.85   1.25    -2.94   -2.55
AST SA Edge Asset Allocation
  Portfolio Class 3                     761,810 19.59      20.40      15,437,003        2.83        0.85   1.20    -3.14   -2.80
AST SA Wellington Capital
  Appreciation Portfolio Class 1      1,898,339 32.76      99.65      71,830,939        0.00        0.85   1.25     7.38    7.81
AST SA Wellington Capital
  Appreciation Portfolio Class 3      5,191,860 30.59      31.98     164,692,088        0.00        0.85   1.20     7.17    7.54
AST SA Wellington Government and
  Quality Bond Portfolio Class 1      1,743,658 17.78      22.25      32,250,291        1.47        0.85   1.25    -0.71   -0.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     11,018,411 16.64      17.35     189,034,016        1.31        0.85   1.20    -0.91   -0.56
AST SA Wellington Growth Portfolio
  Class 1                             1,177,357 18.84      50.47      25,829,644        0.62        0.85   1.25    -1.09   -0.70
AST SA Wellington Growth Portfolio
  Class 3                               354,765 17.63      18.40       6,434,094        0.36        0.85   1.20    -1.29   -0.94
AST SA Wellington Natural Resources
  Portfolio Class 3                     722,867  6.35       6.54       4,695,512        1.27        0.85   1.20   -22.53  -22.25
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         1,768,040 11.94      12.21      21,460,582        2.89        0.85   1.20    -7.33   -7.01
FTVIP Franklin Income VIP Fund
  Class 2                             2,899,949 12.73      13.02      37,457,361        4.69        0.85   1.20    -8.16   -7.84
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2             68,433  8.97       8.99         614,283        0.00        0.95   1.20   -10.29  -10.15
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                           85,739  9.45       9.47         810,812        0.00        0.95   1.20    -5.48   -5.33
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           14,178  9.36       9.37         132,780        0.00        0.95   1.20    -6.41   -6.26
FTVIP Templeton Global Bond VIP
  Fund Class 2                           13,337  9.39       9.41         125,296        0.00        0.95   1.20    -6.10   -5.95
Invesco V.I. American Franchise
  Fund Series II                        320,128 17.70      18.36       5,836,074        0.00        0.85   1.20     3.50    3.86
Invesco V.I. American Value Fund
  Series II                              17,092  8.63       8.64         147,479        0.00        0.95   1.20   -13.74  -13.60
Invesco V.I. Comstock Fund Series II 13,030,090 19.61      20.40     263,897,241        1.68        0.85   1.20    -7.31   -6.99
Invesco V.I. Equity and Income Fund
  Series II                              74,887  9.46       9.48         709,224        0.00        0.95   1.20    -5.36   -5.21
Invesco V.I. Growth and Income Fund
  Series II                          12,088,924 21.86      22.78     273,382,712        2.60        0.85   1.20    -4.47   -4.13
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     28,967  9.40       9.41         272,434        8.00        0.95   1.20    -6.02   -5.87
Lord Abbett Fund Developing Growth
  Class VC                                3,026  8.63       8.64          26,139        0.00        0.95   1.20   -13.69  -13.55
Lord Abbett Fund Growth and Income
  Portfolio Class VC                  5,236,341 17.37      18.05      94,200,517        1.17        0.85   1.20    -4.02   -3.69
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  2,957,952 20.68      21.46      63,272,974        0.57        0.85   1.20    -4.93   -4.60
Lord Abbett Fund Total Return
  Class VC                               26,416  9.76       9.77         257,926        5.52        0.95   1.20    -2.42   -2.26

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                      For the Year Ended December 31, 2015
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SST SA Wellington Real Return
  Portfolio Class 3                   6,657,177 11.50      11.66       77,206,460       3.83        0.85   1.20    -2.53   -2.19
SAST Equity Index Portfolio Class 1     615,692            15.67        9,649,431       1.10               1.25            -0.29
SAST SA AB Growth Portfolio Class 1     536,456 15.95      63.54       23,923,849       0.13        0.85   1.25     9.88   10.32
SAST SA AB Growth Portfolio Class 3     736,479 14.91      15.56       11,392,759       0.00        0.85   1.20     9.66   10.04
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                   2,599,849 16.78      17.28       44,575,364       0.33        0.85   1.20    -7.19   -6.87
SAST SA Boston Company Capital
  Growth Portfolio Class 1               65,769 12.12      12.58          824,240       0.07        0.85   1.10     4.42    4.68
SAST SA Boston Company Capital
  Growth Portfolio Class 3              484,355 11.78      12.28        5,857,101       0.00        0.85   1.20     4.06    4.42
SAST SA Columbia Technology
  Portfolio Class 1                      83,262  3.99       4.14          341,976       0.00        0.85   1.10     8.88    9.15
SAST SA Columbia Technology
  Portfolio Class 3                     386,090  3.85       4.04        1,528,426       0.00        0.85   1.20     8.50    8.88
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     750,288 11.13      12.75        8,624,153       0.00        0.85   1.25    -1.45   -1.05
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     845,393 10.38      10.86        9,097,130       0.00        0.85   1.20    -1.65   -1.30
SAST SA Dogs of Wall Street
  Portfolio Class 1                     169,379 23.84      28.70        4,414,534       1.87        0.85   1.25     0.80    1.20
SAST SA Dogs of Wall Street
  Portfolio Class 3                   1,278,100 26.89      28.02       35,309,232       1.82        0.85   1.20     0.60    0.95
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,735,202 24.30      29.12       42,531,709       4.10        0.85   1.25    -2.45   -2.06
SAST SA Federated Corporate Bond
  Portfolio Class 3                   8,839,925 22.74      23.71      208,071,209       3.69        0.85   1.20    -2.64   -2.30
SAST SA Franklin Foreign Value
  Portfolio Class 3                   9,634,043 10.40      10.69      102,146,198       2.02        0.85   1.20    -6.02   -5.69
SAST SA Franklin Small Company
  Value Portfolio Class 1                79,257            36.65        2,907,424       0.35               1.25            -8.60
SAST SA Franklin Small Company
  Value Portfolio Class 3             2,446,134 13.25      13.63       33,090,241       0.06        0.85   1.20    -8.79   -8.47
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     523,374 17.13      22.67        9,314,790       0.00        0.85   1.25    -4.08   -3.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,122,743 16.03      16.72       51,615,019       0.00        0.85   1.20    -4.27   -3.93
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       177,191  9.81      10.01        1,740,276       0.00        0.85   1.10    -1.75   -1.50
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     2,000,930  9.58       9.73       19,189,866       0.00        0.85   1.20    -2.09   -1.75
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,630,326 15.54      15.99       28,782,415       0.00        0.85   1.20    -1.18   -0.83
SAST SA JPMorgan Balanced
  Portfolio Class 1                     846,633 15.09      24.99       17,505,975       1.72        0.85   1.25    -1.21   -0.82
SAST SA JPMorgan Balanced
  Portfolio Class 3                   1,585,475 14.04      14.74       23,008,649       1.67        0.85   1.20    -1.41   -1.06
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     222,504 15.42      19.55        3,814,629       1.80        0.85   1.25   -15.34  -15.00
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     912,460 18.33      19.08       17,170,441       1.65        0.85   1.20   -15.51  -15.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     574,980 15.79      47.49       17,783,318       1.86        0.85   1.25    -3.39   -3.00
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   5,078,695 14.71      15.40       76,951,606       1.60        0.85   1.20    -3.59   -3.25
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     264,072 12.84      27.98        4,804,026       1.51        0.85   1.25    -2.45   -2.06
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     335,358 12.07      12.54        4,139,867       1.19        0.85   1.20    -2.65   -2.31
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     777,020 20.75      29.63       16,461,358       1.16        0.85   1.25    -1.36   -0.96
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,205,638 19.44      20.24      204,144,478       0.94        0.85   1.20    -1.56   -1.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     255,243 16.72      17.36        4,411,516       0.00        0.85   1.10     1.86    2.11
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,557,074 16.25      16.94       26,002,680       0.00        0.85   1.20     1.50    1.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,848,160 22.12      54.39       45,910,879       0.50        0.85   1.25     0.05    0.45
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             4,891,279 20.67      21.59      104,710,596       0.24        0.85   1.20    -0.15    0.20
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     119,655  9.64      10.01        1,193,989       0.41        0.85   1.10     3.24    3.50
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,694,503  9.31       9.77       16,105,926       0.18        0.85   1.20     2.88    3.24
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     244,818 17.71      18.38        4,486,408       0.90        0.85   1.10    -0.88   -0.63
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,555,921 16.99      17.93      115,495,475       0.63        0.85   1.20    -1.22   -0.88
SAST SA MFS Telecom Utility
  Portfolio Class 1                      84,004 16.18      22.52        1,706,124       4.91        0.85   1.25   -13.13  -12.78
SAST SA MFS Telecom Utility
  Portfolio Class 3                     128,797 15.14      15.77        1,995,041       4.73        0.85   1.20   -13.30  -13.00
SAST SA MFS Total Return Bond
  Portfolio Class 1                   2,775,094 22.06      22.89       63,311,876       2.39        0.85   1.10    -1.55   -1.30
SAST SA MFS Total Return Bond
  Portfolio Class 3                   5,514,271 21.41      22.34      122,563,561       2.17        0.85   1.20    -1.89   -1.55
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               345,510  9.88      14.44        3,816,788       2.10        0.85   1.25    -0.98   -0.58
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,855,654  9.26       9.64       17,664,975       1.87        0.85   1.20    -1.17   -0.83
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           373,375 20.63      31.59        8,222,369       0.55        0.85   1.25     1.72    2.13
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,699,118 19.34      20.14       33,686,709       0.39        0.85   1.20     1.52    1.87
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     446,235 19.83      27.36        9,347,474       5.78        0.85   1.25    -5.48   -5.10
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,396,394 18.58      19.35       45,971,953       5.28        0.85   1.20    -5.67   -5.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               512,868 12.69      15.56        6,856,591       2.61        0.85   1.25    -2.83   -2.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,319,895 11.89      12.38       16,299,695       2.34        0.85   1.20    -3.02   -2.68
SAST SA Pyramis Real Estate
  Portfolio Class 1                     114,711 35.34      43.57        4,577,730       1.77        0.85   1.25     0.56    0.96
SAST SA Pyramis Real Estate
  Portfolio Class 3                     447,440 40.79      42.50       18,847,128       1.52        0.85   1.20     0.36    0.71
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 127,410,161 11.80      11.97    1,515,014,316       1.14        0.85   1.20    -6.29   -5.96
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     257,772 13.06      20.84        4,624,737       0.00        0.85   1.25    -2.41   -2.02
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      98,917 12.34      12.75        1,245,899       0.00        0.85   1.20    -2.61   -2.27
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              508,017 11.41      28.83        9,081,037       0.00        0.85   1.25     0.27    0.67
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              342,915 10.63      11.14        3,795,150       0.00        0.85   1.20     0.07    0.42

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                      For the Year Ended December 31, 2014
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      14,950,644 24.05      24.86     370,799,803        1.48        0.85   1.20     4.14    4.50
American Funds Global Growth Fund
  Class 2                            9,267,274 33.54      34.69     320,037,579        1.14        0.85   1.20     1.09    1.45
American Funds Growth Fund Class 2   7,675,561 31.15      32.20     246,019,504        0.78        0.85   1.20     7.21    7.59
American Funds Growth-Income Fund
  Class 2                           14,782,301 27.56      28.53     420,114,498        1.28        0.85   1.20     9.31    9.70
AST SA Edge Asset Allocation
  Portfolio Class 1                    413,782 21.45      38.89       9,413,189        2.76        0.85   1.25     6.13    6.55
AST SA Edge Asset Allocation
  Portfolio Class 3                    734,890 20.22      20.99      15,437,003        3.08        0.85   1.20     5.91    6.28
AST SA Wellington Capital
  Appreciation Portfolio Class 1     2,205,175 30.38      92.80      71,830,939        0.00        0.85   1.25    13.81   14.27
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,579,110 28.54      29.73     164,692,088        0.00        0.85   1.20    13.58   13.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     2,042,628 17.83      22.41      37,867,284        1.83        0.85   1.25     3.86    4.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,143,087 16.79      17.45     189,034,016        1.37        0.85   1.20     3.66    4.02
AST SA Wellington Growth Portfolio
  Class 1                            1,359,826 18.97      51.03      29,961,587        0.55        0.85   1.25     6.11    6.54
AST SA Wellington Growth Portfolio
  Class 3                              338,909 17.86      18.57       6,230,981        0.32        0.85   1.20     5.91    6.28
AST SA Wellington Natural
  Resources Portfolio Class 3          620,083  8.20       8.42       5,194,421        1.13        0.85   1.20   -19.70  -19.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,468,341 12.88      13.13      19,201,575        2.78        0.85   1.20     1.62    1.98
FTVIP Franklin Income VIP Fund
  Class 2                            2,725,829 13.86      14.13      38,291,574        4.98        0.85   1.20     3.37    3.73
Invesco V.I. American Franchise
  Fund Series II                       342,917 17.10      17.68       6,029,034        0.00        0.85   1.20     6.88    7.25
Invesco V.I. Comstock Fund Series
  II                                13,432,283 21.16      21.93     293,008,032        1.10        0.85   1.20     7.80    8.18
Invesco V.I. Growth and Income
  Fund Series II                    12,674,952 22.88      23.77     299,533,287        1.50        0.85   1.20     8.65    9.03
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 5,879,894 18.10      18.74     109,905,278        0.66        0.85   1.20     6.37    6.74
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 3,251,181 21.75      22.50      72,949,971        0.42        0.85   1.20    10.20   10.58
SST SA Wellington Real Return
  Portfolio Class 3                  6,541,717 11.80      11.93      77,690,824        0.00        0.85   1.20     0.42    0.77
SAST Equity Index Portfolio Class 1    687,292            15.71      10,799,361        1.03               1.25            11.68
SAST SA AB Growth Portfolio Class 1    580,540 14.46      57.82      23,798,569        0.13        0.85   1.25    12.75   13.20
SAST SA AB Growth Portfolio Class 3    775,228 13.60      14.14      10,908,983        0.00        0.85   1.20    12.52   12.92
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,503,791 18.08      18.55      44,575,364        0.32        0.85   1.20     7.56    7.94
SAST SA Boston Company Capital
  Growth Portfolio Class 1              73,470 11.61      12.02         880,086        0.07        0.85   1.10     7.40    7.67
SAST SA Boston Company Capital
  Growth Portfolio Class 3             354,790 11.32      11.76       4,134,639        0.00        0.85   1.20     7.03    7.40
SAST SA Columbia Technology
  Portfolio Class 1                     93,595  3.67       3.80         341,976        0.00        0.85   1.10    23.47   23.78
SAST SA Columbia Technology
  Portfolio Class 3                    321,150  3.54       3.71       1,528,426        0.00        0.85   1.20    23.04   23.47
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    971,741 11.25      12.94      11,262,217        0.00        0.85   1.25    -1.52   -1.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    968,997 10.55      11.01      10,600,570        0.00        0.85   1.20    -1.72   -1.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    189,443 23.65      28.36       4,855,018        1.40        0.85   1.25     9.38    9.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,202,212 26.73      27.76      33,004,462        1.46        0.85   1.20     9.16    9.54
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,980,638 24.81      29.85      49,608,225        3.59        0.85   1.25     4.49    4.91
SAST SA Federated Corporate Bond
  Portfolio Class 3                  9,150,213 23.36      24.27     220,890,905        3.70        0.85   1.20     4.28    4.65
SAST SA Franklin Foreign Value
  Portfolio Class 3                  9,549,029 11.06      11.33     107,552,889        1.98        0.85   1.20    -8.08   -7.76
SAST SA Franklin Small Company
  Value Portfolio Class 1               87,253            40.10       2,907,424        0.28               1.25            -1.22
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,372,873 14.53      14.89      33,090,241        0.06        0.85   1.20    -1.42   -1.07
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    571,079 17.79      23.63       9,314,790        0.00        0.85   1.25    -1.58   -1.18
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  2,936,775 16.75      17.41      50,678,319        0.00        0.85   1.20    -1.77   -1.43
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      194,077  9.96      10.19       1,935,620        0.00        0.85   1.10     2.59    2.85
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    2,105,569  9.75       9.93      20,567,011        0.00        0.85   1.20     2.24    2.59
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,508,012 15.72      16.12      25,782,415        0.00        0.85   1.20     9.63   10.02
SAST SA JPMorgan Balanced
  Portfolio Class 1                    888,903 15.22      25.30      18,873,849        1.41        0.85   1.25    10.06   10.50
SAST SA JPMorgan Balanced
  Portfolio Class 3                  1,361,038 14.25      14.90      20,070,863        1.24        0.85   1.20     9.84   10.22
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    234,663 18.22      23.01       4,695,540        1.24        0.85   1.25    -7.06   -6.68
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    762,533 21.70      22.50      16,978,736        1.12        0.85   1.20    -7.24   -6.92
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    651,277 16.27      49.15      20,564,924        1.73        0.85   1.25    12.69   13.14
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,581,639 15.26      15.92      71,991,593        1.96        0.85   1.20    12.47   12.86
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    286,740 13.11      28.68       5,382,612        1.41        0.85   1.25     2.90    3.31
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    288,058 12.40      12.83       3,655,848        1.52        0.85   1.20     2.69    3.05
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    901,240 20.95      30.04      19,289,168        1.21        0.85   1.25     3.51    3.92
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,956,947 19.74      20.49     202,098,501        1.11        0.85   1.20     3.30    3.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    283,698 16.42      17.00       4,805,305        0.00        0.85   1.10    10.05   10.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,607,238 16.01      16.63      26,412,749        0.00        0.85   1.20     9.67   10.05
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,158,590 22.02      54.36      53,314,861        0.61        0.85   1.25     5.41    5.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,129,532 20.70      21.54     109,817,430        0.38        0.85   1.20     5.20    5.57
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    144,142  9.34       9.67       1,390,309        0.35        0.85   1.10    10.70   10.97
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  1,134,077  9.05       9.46      10,483,778        0.30        0.85   1.20    10.31   10.69
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    266,781 17.87      18.49       4,486,408        0.80        0.85   1.10     9.66    9.94
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,425,785 17.20      18.09     114,579,347        0.71        0.85   1.20     9.28    9.66
SAST SA MFS Telecom Utility
  Portfolio Class 1                     98,151 18.55      25.93       2,294,165        2.76        0.85   1.25    11.09   11.54
SAST SA MFS Telecom Utility
  Portfolio Class 3                    124,458 17.46      18.12       2,228,333        2.43        0.85   1.20    10.87   11.26
SAST SA MFS Total Return Bond
  Portfolio Class 1                  3,205,925 22.40      23.20      74,140,520        2.04        0.85   1.10     7.26    7.53
SAST SA MFS Total Return Bond
  Portfolio Class 3                  5,851,721 21.83      22.69     132,290,163        1.88        0.85   1.20     6.89    7.26
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              375,417  9.94      14.58       4,176,783        1.60        0.85   1.25    -9.59   -9.23
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            1,725,399  9.37       9.72      16,617,369        1.48        0.85   1.20    -9.77   -9.46

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                      For the Year Ended December 31, 2014
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          447,283 20.20      31.05       9,617,649        0.39        0.85   1.25     9.07    9.51
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,601,764 19.05      19.77      31,276,333        0.23        0.85   1.20     8.85    9.23
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                    511,888 20.89      28.95      11,319,228        4.81        0.85   1.25    -0.41   -0.01
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                  2,374,483 19.70      20.44      48,236,702        5.34        0.85   1.20    -0.60   -0.26
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              561,863 13.00      16.02       7,705,549        1.79        0.85   1.25   -10.58  -10.22
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            1,463,561 12.26      12.72      18,589,039        1.38        0.85   1.20   -10.76  -10.44
SAST SA Pyramis Real Estate
  Portfolio Class 1                    126,164 35.14      43.15       5,003,080        1.35        0.85   1.25    28.16   28.68
SAST SA Pyramis Real Estate
  Portfolio Class 3                    495,078 40.65      42.20      20,740,895        1.06        0.85   1.20    27.91   28.35
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 77,804,052 12.59      12.73     984,908,515        0.65        0.85   1.20     3.08    3.44
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                    283,118 13.33      21.36       5,186,532        0.00        0.85   1.25    -0.70   -0.30
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     92,022 12.67      13.04       1,188,663        0.00        0.85   1.20    -0.90   -0.55
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             607,069 11.34      28.76      10,486,347        0.00        0.85   1.25     6.26    6.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             352,918 10.62      11.10       3,895,605        0.00        0.85   1.20     6.04    6.41

                                               December 31, 2013                      For the Year Ended December 31, 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                      15,390,855 23.10      23.79     365,584,176         1.47       0.85   1.20   22.22    22.65
American Funds Global Growth Fund
  Class 2                            9,604,256 33.18      34.20     327,531,412         1.23       0.85   1.20   27.64    28.09
American Funds Growth Fund Class 2   8,199,373 29.05      29.93     244,676,769         0.92       0.85   1.20   28.56    29.00
American Funds Growth-Income Fund
  Class 2                           15,875,732 25.21      26.01     412,056,459         1.32       0.85   1.20   31.91    32.37
AST SA Edge Asset Allocation
  Portfolio Class 1                    470,696 20.13      36.65      12,011,828         2.65       0.85   1.25   16.42    16.89
AST SA Edge Asset Allocation
  Portfolio Class 3                    655,435 19.09      19.75      12,907,632         2.91       0.85   1.20   16.19    16.60
AST SA Wellington Capital
  Appreciation Portfolio Class 1     2,615,547 26.59      81.54      79,467,770         0.00       0.85   1.25   34.14    34.67
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,623,576 25.13      26.09     146,217,010         0.00       0.85   1.20   33.87    34.34
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     2,329,933 17.10      21.58      41,570,606         2.33       0.85   1.25   -3.30    -2.92
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    10,275,037 16.20      16.77     171,288,409         2.24       0.85   1.20   -3.50    -3.16
AST SA Wellington Growth Portfolio
  Class 1                            1,560,885 17.81      48.09      32,037,012         0.78       0.85   1.25   33.50    34.03
AST SA Wellington Growth Portfolio
  Class 3                              316,571 16.86      17.47       5,506,047         0.54       0.85   1.20   33.24    33.70
AST SA Wellington Natural
  Resources Portfolio Class 3          556,766 10.21      10.44       5,802,117         0.69       0.85   1.20    4.28     4.64
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,344,874 12.68      12.88      17,293,792        13.74       0.85   1.20   22.30    22.73
FTVIP Franklin Income VIP Fund
  Class 2                            2,469,399 13.41      13.62      33,527,085         5.78       0.85   1.20   12.59    12.98
Invesco V.I. American Franchise
  Fund Series II                       359,106 16.00      16.48       5,899,166         0.24       0.85   1.20   38.13    38.62
Invesco V.I. Comstock Fund Series
  II                                14,031,194 19.63      20.27     283,507,573         1.44       0.85   1.20   34.04    34.51
Invesco V.I. Growth and Income
  Fund Series II                    13,347,023 21.06      21.80     289,855,640         1.27       0.85   1.20   32.18    32.64
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 6,909,891 17.01      17.56     121,091,260         0.54       0.85   1.20   34.28    34.75
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 3,839,341 19.74      20.35      77,949,580         0.41       0.85   1.20   28.77    29.22
SST SA Wellington Real Return
  Portfolio Class 3                  4,808,903 11.75      11.83      56,760,660         1.03       0.85   1.20   -6.37    -6.04
SAST Equity Index Portfolio Class 1    784,852            14.07      11,042,792         0.32              1.25            29.78
SAST SA AB Growth Portfolio Class 1    677,079 12.77      51.29      24,138,772         0.27       0.85   1.25   35.74    36.28
SAST SA AB Growth Portfolio Class 3    846,146 12.08      12.53      10,575,523         0.02       0.85   1.20   35.47    35.94
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,784,605 16.81      17.19      47,709,929         0.25       0.85   1.20   35.81    36.29
SAST SA Boston Company Capital
  Growth Portfolio Class 1              80,743 10.81      11.16         898,784         0.77       0.85   1.10   27.84    28.16
SAST SA Boston Company Capital
  Growth Portfolio Class 3             350,994 10.58      10.95       3,823,323         0.57       0.85   1.20   27.40    27.84
SAST SA Columbia Technology
  Portfolio Class 1                    115,036  2.97       3.07         350,624         0.00       0.85   1.10   24.51    24.82
SAST SA Columbia Technology
  Portfolio Class 3                    241,342  2.88       3.01         718,532         0.00       0.85   1.20   24.07    24.51
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                  1,191,053 11.37      13.14      13,948,521         0.00       0.85   1.25   -1.50    -1.11
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,042,965 10.74      11.16      11,594,279         0.00       0.85   1.20   -1.70    -1.35
SAST SA Dogs of Wall Street
  Portfolio Class 1                    208,059 21.62      25.83       4,867,238         1.49       0.85   1.25   34.92    35.46
SAST SA Dogs of Wall Street
  Portfolio Class 3                    860,898 24.49      25.34      21,663,776         1.65       0.85   1.20   34.65    35.12
SAST SA Federated Corporate Bond
  Portfolio Class 1                  2,287,439 23.65      28.57      54,649,711         4.09       0.85   1.25    0.14     0.54
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,957,279 22.40      23.19     207,084,383         4.15       0.85   1.20   -0.06     0.29
SAST SA Franklin Foreign Value
  Portfolio Class 3                  8,637,557 12.03      12.29     105,700,199         1.69       0.85   1.20   21.61    22.04
SAST SA Franklin Small Company
  Value Portfolio Class 1              103,514            40.60       4,202,516         0.88              1.25            33.69
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,363,119 14.74      15.05      35,459,134         0.65       0.85   1.20   33.43    33.89
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    627,824 18.00      24.01      11,831,585         1.10       0.85   1.25   -4.74    -4.36
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  2,380,180 17.05      17.66      41,823,434         0.99       0.85   1.20   -4.93    -4.60
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      209,513  9.69       9.94       2,031,411         0.00       0.85   1.10   36.28    36.62
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    2,399,975  9.50       9.72      22,855,474         0.00       0.85   1.20   35.81    36.29
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,117,507 14.34      14.65      16,291,121         0.01       0.85   1.20   32.76    33.23
SAST SA JPMorgan Balanced
  Portfolio Class 1                    992,388 11.90      22.99      19,305,044         1.46       0.85   1.25   18.00    18.47
SAST SA JPMorgan Balanced
  Portfolio Class 3                  1,167,238 12.97      13.51      15,671,824         1.61       0.85   1.20   17.76    18.17
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    266,765 19.60      24.65       5,720,283         0.54       0.85   1.25   -4.59    -4.20

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                      For the Year Ended December 31, 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    592,266 23.39      24.18      14,235,894        0.34        0.85   1.20   -4.78    -4.44
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    725,653 14.38      43.62      20,492,451        1.51        0.85   1.25   30.12    30.64
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  3,485,732 13.57      14.11      48,750,303        1.61        0.85   1.20   29.86    30.31
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    291,709 12.69      27.88       5,542,705        0.55        0.85   1.25   24.63    25.13
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    190,344 12.08      12.45       2,356,088        0.34        0.85   1.20   24.38    24.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  1,086,636 20.16      29.02      22,383,326        1.29        0.85   1.25   -4.79    -4.40
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,007,293 19.11      19.77     176,911,221        1.23        0.85   1.20   -4.98    -4.64
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    300,861 14.92      15.41       4,620,399        0.00        0.85   1.10   40.86    41.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,638,245 14.60      15.11      24,526,233        0.00        0.85   1.20   40.37    40.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,521,058 20.81      51.57      58,859,770        1.17        0.85   1.25   32.02    32.55
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,068,041 19.68      20.41     103,053,887        0.94        0.85   1.20   31.76    32.22
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    180,788  8.44       8.71       1,567,805        0.36        0.85   1.10   32.50    32.83
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                    374,908  8.20       8.55       3,167,173        0.13        0.85   1.20   32.04    32.50
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    328,600 16.29      16.82       5,506,440        0.65        0.85   1.10   30.38    30.70
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  5,478,938 15.74      16.49      89,501,822        0.45        0.85   1.20   29.92    30.37
SAST SA MFS Telecom Utility
  Portfolio Class 1                    117,922 16.63      23.34       2,446,966        2.45        0.85   1.25   18.48    18.96
SAST SA MFS Telecom Utility
  Portfolio Class 3                    104,518 15.75      16.29       1,690,796        2.18        0.85   1.20   18.25    18.66
SAST SA MFS Total Return Bond
  Portfolio Class 1                  3,738,785 20.89      21.57      80,445,917        2.29        0.85   1.10   17.70    18.00
SAST SA MFS Total Return Bond
  Portfolio Class 3                  6,228,480 20.42      21.15     131,456,196        2.20        0.85   1.20   17.29    17.70
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              412,352 10.95      16.13       5,080,422        2.72        0.85   1.25   19.13    19.60
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            1,311,581 10.38      10.74      13,989,832        2.81        0.85   1.20   18.89    19.30
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          504,960 18.45      28.47       9,928,834        0.56        0.85   1.25   29.59    30.11
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,062,376 17.50      18.10      19,077,053        0.44        0.85   1.20   29.34    29.79
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                    592,138 20.90      29.07      13,109,667        5.17        0.85   1.25    6.57     6.99
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                  2,203,051 19.82      20.50      44,998,208        5.28        0.85   1.20    6.35     6.73
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              623,651 14.48      17.91       9,560,940        2.02        0.85   1.25   20.52    21.00
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            1,750,539 13.74      14.21      24,846,281        1.54        0.85   1.20   20.28    20.70
SAST SA Pyramis Real Estate
  Portfolio Class 1                    148,654 27.42      33.54       4,597,413        1.15        0.85   1.25   -3.30    -2.92
SAST SA Pyramis Real Estate
  Portfolio Class 3                    695,524 31.78      32.88      22,753,729        0.90        0.85   1.20   -3.50    -3.16
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 27,326,998 12.21      12.30     334,890,050        0.00        0.85   1.20   15.74    16.03
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                    311,507 13.37      21.51       5,743,097        0.00        0.85   1.25   41.17    41.73
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     77,390 12.78      13.12       1,011,200        0.00        0.85   1.20   40.89    41.38
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             739,678 10.63      27.06      11,816,168        0.00        0.85   1.25   35.36    35.90
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             366,785 10.02      10.43       3,814,180        0.00        0.85   1.20   35.09    35.57

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 26, 2018, the date the financial statements were issued, and has determined that no additional items require disclosure.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2017 and 2016 and for each of the three years ended December 31, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
TABLE OF CONTENTS

                                                                           Page
                                                                           ----
 CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Auditors                                              2
 Consolidated Balance Sheet at December 31, 2017 and 2016                    3
 Consolidated Statements of Income for each of the years ended
   December 31, 2017, 2016 and 2015                                          4
 Consolidated Statements of Comprehensive Income (Loss) for each of the
   years ended December 31, 2017, 2016 and 2015                              5
 Consolidated Statements of Equity for each of the years ended
   December 31, 2017, 2016 and 2015                                          6
 Consolidated Statements of Cash Flows for each of the years ended
   December 31, 2017, 2016 and 2015                                          7

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1.   Basis of Presentation                                                  8
 2.   Summary of Significant Accounting Policies                             9
 3.   Fair Value Measurements                                               15
 4.   Investments                                                           33
 5.   Lending Activities                                                    44
 6.   Reinsurance                                                           46
 7.   Derivatives and Hedge Accounting                                      47
 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements      49
 9.   Variable Interest Entities                                            52
 10.  Insurance Liabilities                                                 54
 11.  Variable Life and Annuity Contracts                                   57
 12.  Debt                                                                  59
 13.  Commitments and Contingencies                                         60
 14.  Equity                                                                61
 15.  Statutory Financial Data and Restrictions                             63
 16.  Benefit Plans                                                         63
 17.  Income Taxes                                                          64
 18.  Related Party Transactions                                            68
 19.  Subsequent Events                                                     70

Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2017.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 26, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                                                  December 31,
                                                                                                                -----------------
(in millions, except for share data)                                                                              2017     2016
------------------------------------                                                                            -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2017 - $96,876; 2016 - $96,184)              $104,575 $100,867
          Other bond securities, at fair value                                                                     3,163    3,047
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost: 2017 - $52; 2016 - $11)                58       15
          Other common and preferred stock, at fair value                                                              3        4
       Mortgage and other loans receivable, net of allowance                                                      19,707   16,458
       Other invested assets (portion measured at fair value: 2017 - $1,294; 2016 - $1,508)                        3,620    3,498
       Short-term investments (portion measured at fair value: 2017 - $3,604; 2016 - $3,122)                       3,844    3,347
                                                                                                                -------- --------
          Total investments                                                                                      134,970  127,236
   Cash                                                                                                              160      173
   Accrued investment income                                                                                       1,059    1,051
   Amounts due from related parties                                                                                1,023    1,097
   Premiums and other receivables - net of allowance                                                                 865      789
   Reinsurance assets, net of allowance                                                                            1,701    1,572
   Deferred policy acquisition costs                                                                               6,621    6,787
   Current income tax receivable                                                                                     239       --
   Deferred income taxes                                                                                           1,183    1,610
   Other assets (including restricted cash of $46 in 2017 and $1 in 2016)                                          1,652    2,562
   Separate account assets, at fair value                                                                         49,470   44,174
                                                                                                                -------- --------
Total assets                                                                                                    $198,943 $187,051
                                                                                                                ======== ========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts                                  $ 36,078 $ 33,112
   Policyholder contract deposits (portion measured at fair value: 2017 - $3,564; 2016 - $2,743)                  81,496   78,613
   Policy claims and benefits payable                                                                                688      702
   Other policyholder funds                                                                                        1,849    2,034
   Current income tax payable                                                                                         --       71
   Notes payable - to affiliates (portion measured at fair value: 2017 - $627; 2016 - $568)                        1,862    1,259
   Notes payable - to third parties                                                                                  901      220
   Amounts due to related parties                                                                                    998    1,134
   Securities lending payable                                                                                      2,457    2,142
   Other liabilities                                                                                               3,086    3,548
   Separate account liabilities                                                                                   49,470   44,174
                                                                                                                -------- --------
Total liabilities                                                                                                178,885  167,009
                                                                                                                -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                                    1        1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                                      6        6
   Additional paid-in capital                                                                                     15,137   16,673
   Accumulated other comprehensive income                                                                          4,752    3,295
                                                                                                                -------- --------
Total AGL shareholder's equity                                                                                    19,896   19,975
Noncontrolling interests                                                                                             162       67
                                                                                                                -------- --------
Total equity                                                                                                      20,058   20,042
                                                                                                                -------- --------
Total liabilities and equity                                                                                    $198,943 $187,051
                                                                                                                ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                     Years Ended December 31,
                                                    -------------------------
  (in millions)                                       2017     2016     2015
  -------------                                     -------  -------  -------
  Revenues:
     Premiums                                       $ 3,397  $ 1,722  $ 2,628
     Policy fees                                      2,226    2,078    2,090
     Net investment income                            6,523    6,318    6,118
     Net realized capital losses:
         Total other-than-temporary
           impairments on available for sale
           securities                                   (46)    (210)    (197)
         Portion of other-than-temporary
           impairments on available for sale
           fixed maturity securities
           recognized in other comprehensive
           loss                                         (43)     (17)     (22)
                                                    -------  -------  -------
         Net other-than-temporary impairments
           on available for sale securities
           recognized in net income                     (89)    (227)    (219)
         Other realized capital (losses) gains       (1,073)    (903)     141
                                                    -------  -------  -------
     Total net realized capital losses:              (1,162)  (1,130)     (78)
         Other income                                 1,004    1,237    2,268
                                                    -------  -------  -------
  Total revenues                                     11,988   10,225   13,026
                                                    -------  -------  -------
  Benefits and expenses:
     Policyholder benefits                            6,008    4,644    5,276
     Interest credited to policyholder account
       balances                                       2,081    2,211    2,178
     Amortization of deferred policy
       acquisition costs                                375      261      787
     General operating and other expenses             1,831    2,139    3,087
     Net (gain) loss on sale of divested
       businesses                                        --     (238)      --
                                                    -------  -------  -------
  Total benefits and expenses                        10,295    9,017   11,328
                                                    -------  -------  -------
  Income before income tax expense                    1,693    1,208    1,698
  Income tax expense (benefit):
     Current                                            858    1,248      549
     Deferred                                           256     (951)    (111)
                                                    -------  -------  -------
  Income tax expense                                  1,114      297      438
                                                    -------  -------  -------
  Net income                                            579      911    1,260
  Less:
  Net income attributable to noncontrolling
    interests                                             3        1       --
                                                    -------  -------  -------
  Net income attributable to AGL                    $   576  $   910  $ 1,260
                                                    =======  =======  =======

  See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                        Years Ended December 31,
                                                                                                        -----------------------
(in millions)                                                                                            2017    2016     2015

Net income                                                                                              $  579  $  911  $ 1,260
                                                                                                        ------  ------  -------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were recognized                                                          129     (34)    (225)
   Change in unrealized appreciation (depreciation) of all other investments                             2,080   1,457   (4,368)
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                          (355)   (100)     442
   Change in unrealized insurance loss recognition                                                        (610)   (361)     551
   Change in foreign currency translation adjustments                                                       --      --       (2)
                                                                                                        ------  ------  -------
Other comprehensive income (loss)                                                                        1,244     962   (3,602)
                                                                                                        ------  ------  -------
Comprehensive income (loss)                                                                              1,823   1,873   (2,342)
Comprehensive income attributable to noncontrolling interests                                                3       1       --
                                                                                                        ------  ------  -------
Comprehensive income (loss) attributable to AGL                                                         $1,820  $1,872  $(2,342)
                                                                                                        ======  ======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                     Accumulated
                                                Additional              Other       Total AGL      Non-
                               Preferred Common  Paid-in   Retained Comprehensive Shareholder's controlling  Total
(in millions)                    Stock   Stock   Capital   Earnings    Income        Equity      Interests   Equity
-------------                  --------- ------ ---------- -------- ------------- ------------- ----------- -------
Balance, January 1, 2015          $ 1     $ 6    $18,514   $   218     $ 5,935       $24,674       $ --     $24,674
                                  ---     ---    -------   -------     -------       -------       ----     -------
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --     1,260          --         1,260         --       1,260
Dividends                          --      --         --      (903)         --          (903)        --        (903)
Other comprehensive loss           --      --         --        --      (3,602)       (3,602)        --      (3,602)
Capital contributions from
  Parent                           --      --         32        --          --            32         --          32
Other                              --      --         --        --          --            --         (3)         (3)
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2015        $ 1     $ 6    $18,546   $   575     $ 2,333       $21,461       $ (3)    $21,458
                                  ===     ===    =======   =======     =======       =======       ====     =======
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --       910          --           910          1         911
Dividends                          --      --         --    (1,491)         --        (1,491)        --      (1,491)
Other comprehensive income         --      --         --        --         962           962         --         962
Net increase due to
  acquisitions and
  consolidations                   --      --         --        --          --            --         65          65
Capital contributions from
  Parent                           --      --         12        --          --            12         --          12
Return of capital                  --      --     (1,885)       --          --        (1,885)        --      (1,885)
Deconsolidation of VIEs            --      --         --         6          --             6          3           9
Other                              --      --         --        --          --            --          1           1
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2016        $ 1     $ 6    $16,673   $    --     $ 3,295       $19,975       $ 67     $20,042
                                  ===     ===    =======   =======     =======       =======       ====     =======
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --       576          --           576          3         579
Dividends                          --      --         --      (363)         --          (363)        --        (363)
Other comprehensive income         --      --         --        --       1,244         1,244         --       1,244
Net increase due to
  acquisitions and
  consolidations                   --      --         --        --          --            --         87          87
Return of capital                  --      --     (1,536)       --          --        (1,536)        --      (1,536)
Deconsolidation of
  subsidiaries                     --      --         --        --          --            --         (1)         (1)
Reclassification of certain
  tax effects from AOCI            --      --         --      (213)        213            --         --          --
Other                              --      --         --        --          --            --          6           6
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2017        $ 1     $ 6    $15,137   $    --     $ 4,752       $19,896       $162     $20,058
                                  ===     ===    =======   =======     =======       =======       ====     =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                Years Ended December 31,
                                                                                              ----------------------------
(in millions)                                                                                   2017      2016      2015
-------------                                                                                 --------  --------  --------
Cash flows from operating activities:
   Net income                                                                                 $    579  $    911  $  1,260
                                                                                              --------  --------  --------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                        2,081     2,211     2,178
       Amortization of deferred policy acquisition costs                                           375       261       787
       Fees charged for policyholder contract deposits                                          (1,472)   (1,337)   (1,203)
       Net realized capital losses                                                               1,162     1,130        78
       Net (gains) on sale of divested businesses                                                   --      (238)       --
       Unrealized losses (gains) in earnings, net                                                 (281)      (41)       25
       Equity in (income) losses of partnerships and other invested assets                          19        92       (32)
       Accretion of net premium/discount on investments                                           (736)     (828)     (710)
       Capitalized interest                                                                        (94)      (71)      (59)
       Provision for deferred income taxes                                                         256      (951)     (111)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                    (8)        4       (13)
       Amounts due (to) from related parties                                                       (61)     (236)       62
       Reinsurance assets                                                                         (129)       93       (49)
       Deferred policy acquisition costs                                                          (714)     (805)     (983)
       Current income tax receivable/payable                                                       361     1,201       448
       Future policy benefits and other policyholder funds                                       1,836       932     1,193
       Other, net                                                                                 (183)     (223)     (220)
                                                                                              --------  --------  --------
   Total adjustments                                                                             2,412     1,194     1,391
                                                                                              --------  --------  --------
Net cash provided by operating activities                                                        2,991     2,105     2,651
                                                                                              ========  ========  ========
Cash flows from investing activities:
   Proceeds from (payments for)
       Sales or distribution of:
          Available for sale investments                                                         7,059     8,353     7,514
          Other investments, excluding short-term investments                                     (205)    2,796     2,670
          Divested businesses, net                                                                  --       238        --
       Redemption and maturities of fixed maturity securities available for sale                 9,367     8,831     7,837
       Principal payments received on sales and maturities of mortgage and other loans
         receivable                                                                              2,567     2,892     2,094
       Redemption and maturities of other investments, excluding short-term investments            279       230       196
   Purchases of:
       Available for sale investments                                                          (16,784)  (19,834)  (17,431)
       Mortgage and other loans receivable                                                      (5,708)   (5,100)   (4,932)
       Other investments, excluding short-term investments                                        (647)     (607)   (2,442)
   Net change in restricted cash                                                                   (45)        3       392
   Net change in short-term investments                                                           (497)   (1,497)     (469)
   Other, net                                                                                     (235)   (1,075)     (179)
                                                                                              --------  --------  --------
Net cash used in investing activities                                                           (4,849)   (4,770)   (4,750)
                                                                                              ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                                               11,232    10,529    10,208
   Policyholder contract withdrawals                                                           (10,742)   (7,478)   (7,112)
   Net exchanges (to) from separate accounts                                                     1,451      (870)   (1,239)
   Change in repurchase agreements                                                                (248)       18       281
   Repayment of notes payable                                                                       --      (286)     (221)
   Issuance of notes payable                                                                     1,298       603       100
   Change in securities lending payable                                                            315     1,180       962
   Change in cash overdrafts                                                                       (43)       45        --
   Dividends and return of capital paid to Parent Company, net of cash contributions            (1,418)   (1,220)     (824)
   Other, net                                                                                       --        --        (2)
                                                                                              --------  --------  --------
Net cash provided by financing activities                                                        1,845     2,521     2,153
                                                                                              ========  ========  ========
Net increase (decrease) in cash                                                                    (13)     (144)       54
Cash at beginning of year                                                                          173       317       263
                                                                                              --------  --------  --------
Cash at end of year                                                                           $    160  $    173  $    317
                                                                                              ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow Information

Cash paid during the period for:
   Interest                                                                                   $     12  $      7  $      9
   Taxes                                                                                           493        42        91
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                                      6        12        13
   Non-cash dividends                                                                              481     2,156       237
   Settlement of non-cash dividends payable                                                         --        --     1,292
   Non-cash contributions from Parent                                                               --        12        32

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in 2015.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Out of Period Adjustments

In 2017, we recorded out of period adjustments to correct errors related to prior periods, which increased pre-tax income by $127 million, increased net income by $106 million and decreased comprehensive income by $107 million. The out of period adjustments were primarily related to insurance liabilities and deferred policy acquisition costs. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued consolidated financial statements or the current period.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset and provisional estimates associated with the enactment of the Tax Cuts and Jobs Act of 2017 (Tax Act);

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

    Note 3.  Fair Value Measurements

                 .Short-term investments

    Note 4.  Investments

                 .Fixed maturity and equity securities

                 .Other invested assets

                 .Net investment income

                 .Net realized capital gains (losses)

                 .Other-than-temporary impairments

    Note 5.  Lending Activities

                 .Mortgage and other loans receivable - net of allowance

    Note 6.  Reinsurance

                 .Reinsurance assets, net of allowance

    Note 7.  Derivatives and Hedge Accounting

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


              .Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements

              .Deferred policy acquisition costs

              .Amortization of deferred policy acquisition costs

              .Deferred sales inducements

Note 9.   Variable Interest Entities

Note 10.  Insurance Liabilities

              .Future policy benefits

              .Policyholder contract deposits

              .Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

              .Long-term debt

Note 13.  Commitments and Contingencies

              .Legal contingencies

Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in premiums in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements.

In 2017, other income included business interruption insurance recoveries of $6 million related to the flooding and property damage that occurred at our main administrative office located in Houston, TX. In August 2017, Hurricane Harvey made a landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2017

Derivative Contract Novations

In March 2016, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We adopted the standard on its required effective date of January 1, 2017. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities in evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

We adopted the standard on October 1, 2017. The impact of the standard is primarily related to our investments in real estate. As a result of the adoption, we anticipate that future acquisitions of certain real estate investments will no longer meet the definition of a business and will be treated as asset acquisitions. As a result, no goodwill would be recognized from these investments and certain costs can be capitalized as part of the asset acquisitions. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations and cash flows.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (AOCI)

In February 2018, the FASB issued an accounting standard that allows the optional reclassification of stranded tax effects within accumulated other comprehensive income to retained earnings that arise due to the enactment of the Tax Act. We have elected to early adopt the accounting standard in our financial statements for the year ended December 31, 2017. Accordingly, we have recorded a reclassification adjustment of $213 million related to the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Act. Consistent with Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), released by the Securities and Exchange Commission, these are provisional adjustments and may be revised as relevant guidance is released.

We use the security-by-security approach when releasing stranded income tax effects from AOCI for available for sale securities.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Our analysis of revenues indicates that substantially all of our revenues are from sources excluded from the scope of the standard. For those revenue sources within the scope of the standard, there are no material changes in the timing or measurement of revenues based upon the guidance. As substantially all of our revenue sources are excluded from the scope of the standard, the adoption of the standard will not have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Based on our review substantially all of our assets and liabilities are not within the scope of the standard. The adoption of this standard will not have material effect on our reported consolidated financial condition, results of operations, cash flows or require disclosures.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

We plan to adopt the standard on its effective date of January 1, 2019 using a modified retrospective approach upon adoption. We are currently quantifying the expected recognition on our balance sheet for a right to use asset and a lease liability as required by the standard. We do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" that generally will result in earlier recognition of credit losses. The standard will apply to financial assets subject to credit losses, including loans measured at amortized cost, reinsurance receivables and certain off-balance sheet credit exposures. Additionally, the impairment for available for sale debt securities, including purchased credit deteriorated securities, are subject to the new guidance and will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are continuing to develop our implementation plan to adopt the standard and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures. While we expect an increase in our allowances for credit losses for the financial instruments within scope of the standard, given the objective of the new standard, the amount of any change will be dependent on our portfolios' composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows.

We will adopt this standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

We will adopt the standard on its effective date of January 1, 2018 using a modified retrospective approach. The adoption of this standard will not have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

We will adopt the standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Gains and Losses from the Derecognition of Nonfinancial Assets

In February 2017, the FASB issued an accounting standard that clarifies the scope of the derecognition guidance for the sale, transfer and derecognition of nonfinancial assets to noncustomers that aligns with the new revenue recognition principles. The standard also adds new accounting for partial sales of nonfinancial assets (including in substance real estate) that requires an entity to derecognize a nonfinancial asset when it 1) ceases to have a controlling financial interest in the legal entity that holds the asset based on the consolidation model and 2) transfers control of the asset based on the revenue recognition model.

We will adopt this standard on its effective date of January 1, 2018 under the modified retrospective approach. Based on our evaluation, we do not expect the standard to have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Improving the Presentation of Net Periodic Pension and Postretirement Benefit
Cost

In March 2017, the FASB issued an accounting standard that requires entities to report the service cost component of net periodic pension and postretirement benefit costs in the same line item as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net periodic benefit costs are required to be separately presented in the income statement. The amendments also allow only the service cost component to be eligible for capitalization when applicable.

We will adopt this standard on its effective date of January 1, 2018. The standard primarily addresses the presentation of the service cost component of net periodic benefit costs in the income statement. AIG Parent's U.S. pension plans are frozen and no longer accrue benefits, which are reflected as service costs. Therefore, the standard will have no material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Modification of Shared-Based Payment Awards

In May 2017, the FASB issued an accounting standard that provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting.

We will prospectively adopt this standard on its effective date of January 1, 2018 and do not expect the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivatives and Hedging

In August 2017, the FASB issued an accounting standard that improves and expands hedge accounting for both financial and commodity risks. The provisions of the amendment are intended to better align the accounting with an entity's risk management activities, enhance the transparency on how the economic results are presented in the financial statements and the footnote, and simplify the application of hedge accounting treatment.

The standard is effective on January 1, 2019, with early adoption permitted. We are evaluating the timing of adoption and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2017                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                                     ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $   200 $   342 $    --   $    --      $  --    $    542
   Obligations of states, municipalities and political subdivisions        --   2,694   1,280        --         --       3,974
   Non-U.S. governments                                                    --   3,019      --        --         --       3,019
   Corporate debt                                                          --  70,121     600        --         --      70,721
   RMBS                                                                    --   7,744   6,916        --         --      14,660
   CMBS                                                                    --   4,091     379        --         --       4,470
   CDO/ABS                                                                 --   1,337   5,852        --         --       7,189
                                                                      ------- ------- -------   -------      -----    --------
Total bonds available for sale                                            200  89,348  15,027        --         --     104,575
                                                                      ------- ------- -------   -------      -----    --------
Other bond securities:
   Non-U.S. governments                                                    --      46      --        --         --          46
   Corporate debt                                                          --   1,527      --        --         --       1,527
   RMBS                                                                    --      64     394        --         --         458
   CMBS                                                                    --     150      10        --         --         160
   CDO/ABS                                                                 --      21     951        --         --         972
                                                                      ------- ------- -------   -------      -----    --------
Total other bond securities                                                --   1,808   1,355        --         --       3,163
                                                                      ------- ------- -------   -------      -----    --------
Equity securities available for sale:
   Common stock                                                             3      --      --        --         --           3
   Preferred stock                                                         11      --      --        --         --          11
   Mutual funds                                                            44      --      --        --         --          44
                                                                      ------- ------- -------   -------      -----    --------
Total equity securities available for sale                                 58      --      --        --         --          58
                                                                      ------- ------- -------   -------      -----    --------
Other common and preferred stock                                            3      --      --        --         --           3
Other invested assets/(b)/                                                 --      --      31        --         --          31
Short-term investments                                                    698   2,906      --        --         --       3,604
Other assets - Investment in AIG                                            6      --      --        --         --           6
Derivative assets:
   Interest rate contracts                                                 --     550      --        --         --         550
   Foreign exchange contracts                                              --     398      --        --         --         398
   Equity contracts                                                       164     894      78        --         --       1,136
   Other contracts                                                         --      --      13        --         --          13
   Counterparty netting and cash collateral                                --      --      --    (1,429)       (45)     (1,474)
                                                                      ------- ------- -------   -------      -----    --------
Total derivative assets                                                   164   1,842      91    (1,429)       (45)        623
                                                                      ------- ------- -------   -------      -----    --------
Separate account assets                                                47,530   1,940      --        --         --      49,470
                                                                      ------- ------- -------   -------      -----    --------
Total                                                                 $48,659 $97,844 $16,504   $(1,429)     $ (45)   $161,533
                                                                      ======= ======= =======   =======      =====    ========
Liabilities:
Policyholder contract deposits                                        $    -- $    84 $ 3,480   $    --      $  --    $  3,564
Notes payable - to affiliates                                              --      --     627        --         --         627
Derivative liabilities:
   Interest rate contracts                                                  2     969      --        --         --         971
   Foreign exchange contracts                                              --     448      --        --         --         448
   Equity contracts                                                         1     888      --        --         --         889
   Other contracts                                                         --      --       4        --         --           4
   Counterparty netting and cash collateral                                --      --      --    (1,429)      (627)     (2,056)
                                                                      ------- ------- -------   -------      -----    --------
Total derivative liabilities                                                3   2,305       4    (1,429)      (627)        256
                                                                      ------- ------- -------   -------      -----    --------
Total                                                                 $     3 $ 2,389 $ 4,111   $(1,429)     $(627)   $  4,447
                                                                      ======= ======= =======   =======      =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


December 31, 2016                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                                     ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political subdivisions        --   2,474     995       --          --       3,469
   Non-U.S. governments                                                    --   2,619      --       --          --       2,619
   Corporate debt                                                          --  67,419     546       --          --      67,965
   RMBS                                                                    --   7,187   7,027       --          --      14,214
   CMBS                                                                    --   4,288     793       --          --       5,081
   CDO/ABS                                                                 --   2,116   5,068       --          --       7,184
                                                                      ------- ------- -------    -----       -----    --------
Total bonds available for sale                                             --  86,438  14,429       --          --     100,867
                                                                      ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                                    --      41      --       --          --          41
   Corporate debt                                                          --   1,421      --       --          --       1,421
   RMBS                                                                    --      33     324       --          --         357
   CMBS                                                                    --     164      17       --          --         181
   CDO/ABS                                                                 --      22   1,025       --          --       1,047
                                                                      ------- ------- -------    -----       -----    --------
Total other bond securities                                                --   1,681   1,366       --          --       3,047
                                                                      ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                             3      --      --       --          --           3
   Preferred stock                                                         11      --      --       --          --          11
   Mutual funds                                                             1      --      --       --          --           1
                                                                      ------- ------- -------    -----       -----    --------
Total equity securities available for sale                                 15      --      --       --          --          15
                                                                      ------- ------- -------    -----       -----    --------
Other common and preferred stock                                            4      --      --       --          --           4
Other invested assets/(b)/                                                 --      --      28       --          --          28
Short-term investments                                                    656   2,466      --       --          --       3,122
Other assets - Investment in AIG                                            7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                                 --     517      --       --          --         517
   Foreign exchange contracts                                              --     601      --       --          --         601
   Equity contracts                                                       167      41      55       --          --         263
   Other contracts                                                         --      --      14       --          --          14
   Counterparty netting and cash collateral                                --      --      --     (762)        (46)       (808)
                                                                      ------- ------- -------    -----       -----    --------
Total derivative assets                                                   167   1,159      69     (762)        (46)        587
                                                                      ------- ------- -------    -----       -----    --------
Separate account assets                                                42,152   2,022      --       --          --      44,174
                                                                      ------- ------- -------    -----       -----    --------
Total                                                                 $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                                      ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                                        $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                              --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                                 --   1,547      --       --          --       1,547
   Foreign exchange contracts                                              --     333      --       --          --         333
   Equity contracts                                                        12      --      --       --          --          12
   Other contracts                                                         --      --       5       --          --           5
   Counterparty netting and cash collateral                                --      --      --     (762)       (852)     (1,614)
                                                                      ------- ------- -------    -----       -----    --------
Total derivative liabilities                                               12   1,880       5     (762)       (852)        283
                                                                      ------- ------- -------    -----       -----    --------
Total                                                                 $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                                      ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1.3 billion and $1.5 billion as of December 31, 2017 and 2016, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2017 and 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2017 and 2016 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2017 and 2016:

                                                                                                               Changes in
                                                                                                               Unrealized
                                     Net Realized                 Purchases,                                 Gains (Losses)
                                         and                        Sales,                                    Included in
                            Fair      Unrealized                  Issuances                                    Income on
                            Value   Gains (Losses)     Other         and        Gross     Gross   Fair Value  Instruments
                          Beginning  Included in   Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)              of Year      Income     Income (Loss)     Net         In        Out       Year         Year
-------------             --------- -------------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $   995      $  (1)         $118         $ 191       $ --     $   (23)  $ 1,280       $  --
   Corporate debt              546          5             8           (66)       326        (219)      600          --
   RMBS                      7,027        443           435          (977)        --         (12)    6,916          --
   CMBS                        793         66           (32)         (385)        16         (79)      379          --
   CDO/ABS                   5,068         54           109           621         --          --     5,852          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Total bonds available       14,429        567           638          (616)       342        (333)   15,027          --
  for sale
                           -------      -----          ----         -----       ----     -------   -------       -----
Other bond securities:
   RMBS                        324         45            --            42         --         (17)      394          36
   CMBS                         17         --            --            --         --          (7)       10          --
   CDO/ABS                   1,025         55            --          (129)        --          --       951          36
                           -------      -----          ----         -----       ----     -------   -------       -----
Total other bond             1,366        100            --           (87)        --         (24)    1,355          72
  securities
                           -------      -----          ----         -----       ----     -------   -------       -----
Other invested assets           28          2            --             1         --          --        31           2
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $15,823      $ 669          $638         $(702)      $342     $  (357)  $16,413       $  74
                           =======      =====          ====         =====       ====     =======   =======       =====
Liabilities:
Policyholder contract      $(2,648)     $(691)         $ --         $(141)      $ --     $    --   $(3,480)      $(431)
  deposits
Notes payable - to            (568)       (86)           --            27         --          --      (627)         --
  affiliates
Derivatives assets, net*
   Equity contracts             55         39            --           (16)        --          --        78          33
   Other contracts               9         67            --           (67)        --          --         9          65
                           -------      -----          ----         -----       ----     -------   -------       -----
Total derivatives               64        106            --           (83)        --          --        87          98
  assets, net*
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $(3,152)     $(671)         $ --         $(197)      $ --     $    --   $(4,020)      $(333)
                           =======      =====          ====         =====       ====     =======   =======       =====

                                                                                                               Changes in
                                                                                                               Unrealized
                                     Net Realized                 Purchases,                                 Gains (Losses)
                                         and                        Sales,                                    Included in
                            Fair      Unrealized                  Issuances                                    Income on
                            Value   Gains (Losses)     Other         and        Gross     Gross   Fair Value  Instruments
                          Beginning  Included in   Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)              of Year      Income     Income (Loss)     Net         In        Out       Year         Year
-------------             --------- -------------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $   993      $  (1)         $ 21         $ 101       $ --     $  (119)  $   995       $  --
   Corporate debt              733         (7)          (10)          (56)       337        (451)      546          --
   RMBS                      7,233        398            55          (662)        19         (16)    7,027          --
   CMBS                      1,194         58           (84)           (1)        14        (388)      793          --
   CDO/ABS                   4,151         96           (55)          870         11          (5)    5,068          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Total bonds available
  for sale                  14,304        544           (73)          252        381        (979)   14,429          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Other bond securities:
   RMBS                        727         35            --          (439)         1          --       324          (3)
   CMBS                         60         --            --            (4)         7         (46)       17          (1)
   CDO/ABS                   1,046         46            --           (67)        --          --     1,025          17
                           -------      -----          ----         -----       ----     -------   -------       -----
Total other bond
  securities                 1,833         81            --          (510)         8         (46)    1,366          13
                           -------      -----          ----         -----       ----     -------   -------       -----
Equity securities
  available for sale:           --         --            --            --         --          --        --          --
Other invested assets           30         (2)           (6)           15         --          (9)       28          (2)
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $16,167      $ 623          $(79)        $(243)      $389     $(1,034)  $15,823       $  11
                           =======      =====          ====         =====       ====     =======   =======       =====
Liabilities:
Policyholder contract
  deposits                 $(1,995)     $(415)         $ --         $(238)      $ --     $    --   $(2,648)      $(350)
Notes payable - to
  affiliates                  (474)      (108)           --            14         --          --      (568)         --
Derivatives assets, net*
   Equity contracts             53          7            --            (5)        --          --        55          60
   Other contracts               5         71            --           (67)        --          --         9          76
                           -------      -----          ----         -----       ----     -------   -------       -----
Total derivatives
  assets, net*                  58         78            --           (72)        --          --        64         136
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $(2,411)     $(445)         $ --         $(296)      $ --     $    --   $(3,152)      $(214)
                           =======      =====          ====         =====       ====     =======   =======       =====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                             Net
                                                           Realized
                                                   Net     Capital
                                         Policy Investment  Gains
     (in millions)                        Fees    Income   (Losses) Total
     -------------                       ------ ---------- -------- -----
     December 31, 2017
        Bonds available for sale          $--     $ 600     $ (33)  $ 567
        Other bond securities              --       100        --     100
        Other invested assets              --         2        --       2
        Policyholder contract deposits     --        --      (691)   (691)
        Notes payable - to affiliates      --       (86)       --     (86)
        Derivative assets, net             67        --        39     106

     December 31, 2016
        Bonds available for sale          $--     $ 638     $ (94)  $ 544
        Other bond securities              --        76         5      81
        Other invested assets              --        (2)       --      (2)
        Policyholder contract deposits     --        --      (415)   (415)
        Notes payable - to affiliates      --      (108)       --    (108)
        Derivative assets, net             71        --         7      78

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                   Purchases, Sales,
                                                                                                     Issuances and
(in millions)                                                         Purchases Sales  Settlements Settlements, Net
-------------                                                         --------- -----  ----------- -----------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  194   $  (3)   $    --         $ 191
   Corporate debt                                                          45     (33)       (78)          (66)
   RMBS                                                                   592     (59)    (1,510)         (977)
   CMBS                                                                    19    (100)      (304)         (385)
   CDO/ABS                                                              1,709     (94)      (994)          621
                                                                       ------   -----    -------         -----
Total bonds available for sale                                          2,559    (289)    (2,886)         (616)
                                                                       ------   -----    -------         -----
Other bond securities:
   RMBS                                                                    84      --        (42)           42
   CDO/ABS                                                                  8      --       (137)         (129)
                                                                       ------   -----    -------         -----
Total other bond securities                                                92      --       (179)          (87)
                                                                       ------   -----    -------         -----
Other invested assets                                                       5      --         (4)            1
                                                                       ------   -----    -------         -----
Total assets                                                           $2,656   $(289)   $(3,069)        $(702)
                                                                       ======   =====    =======         =====
Liabilities:
Policyholder contract deposits                                         $   --   $(308)   $   167         $(141)
Notes payable - to affiliates                                              (4)     --         31            27
Derivatives liabilities, net
   Equity contracts                                                         6      --        (22)          (16)
   Other contracts                                                         --      --        (67)          (67)
                                                                       ------   -----    -------         -----
Total derivatives liabilities, net                                          6      --        (89)          (83)
                                                                       ------   -----    -------         -----
Total liabilities                                                      $    2   $(308)   $   109         $(197)
                                                                       ======   =====    =======         =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                    Purchases,
                                                                                                      Sales,
                                                                                                    Issuances
                                                                                                       and
                                                                                                   Settlements,
(in millions)                                                         Purchases Sales  Settlements     Net
-------------                                                         --------- -----  ----------- ------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --    $    (4)     $ 101
   Corporate debt                                                          16     (24)       (48)       (56)
   RMBS                                                                   830      (9)    (1,483)      (662)
   CMBS                                                                    74     (25)       (50)        (1)
   CDO/ABS                                                              2,431    (372)    (1,189)       870
                                                                       ------   -----    -------      -----
Total bonds available for sale                                          3,456    (430)    (2,774)       252
                                                                       ------   -----    -------      -----
Other bond securities:
   RMBS                                                                   141    (472)      (108)      (439)
   CMBS                                                                    32     (34)        (2)        (4)
   CDO/ABS                                                                 19      --        (86)       (67)
                                                                       ------   -----    -------      -----
Total other bond securities                                               192    (506)      (196)      (510)
                                                                       ------   -----    -------      -----
Other invested assets                                                      15      --         --         15
                                                                       ------   -----    -------      -----
Total assets                                                           $3,663   $(936)   $(2,970)     $(243)
                                                                       ======   =====    =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)   $   111      $(238)
Notes payable - to affiliates                                              --      --         14         14
Derivatives liabilities, net
   Equity contracts                                                         5      --        (10)        (5)
   Other contracts                                                        (12)     --        (55)       (67)
                                                                       ------   -----    -------      -----
Total derivatives liabilities, net                                         (7)     --        (65)       (72)
                                                                       ------   -----    -------      -----
Total liabilities                                                      $   (7)  $(349)   $    60      $(296)
                                                                       ======   =====    =======      =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2017 and 2016 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $23 million of net losses related to assets transferred into Level 3 in 2017 and includes $5 million of net gains related to assets transferred out of Level 3 in 2017. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $68 million of net losses related to assets transferred into Level 3 in 2016 and included $73 million of net losses related to assets transferred out of Level 3 in 2016.

Transfers of Level 3 Assets

During the years ended December 31, 2017 and 2016, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2017 and 2016, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2017 and 2016.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                     Fair Value at
                     December 31,
(in millions)            2017      Valuation Technique          Unobservable Input/(b)/         Range (Weighted Average)
-------------        ------------- -------------------- ----------------------------------      ------------------------
Assets:
Obligations of
  states,
  municipalities
  and political
  subdivisions          $1,254     Discounted cash flow                              Yield         3.57% - 4.32% (3.95%)
Corporate debt             574     Discounted cash flow                              Yield        2.68% - 10.94% (6.81%)
RMBS/(a)/                6,793     Discounted cash flow           Constant prepayment rate        4.13% - 13.82% (8.98%)
                                                                             Loss severity      44.31% - 76.55% (60.43%)
                                                                     Constant default rate         3.45% - 8.23% (5.84%)
                                                                                     Yield         2.83% - 5.36% (4.09%)
CMBS                       227     Discounted cash flow                              Yield         1.81% - 8.45% (5.13%)
CDO/ABS/(a)/             1,900     Discounted cash flow                              Yield         3.47% - 4.86% (4.16%)

Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract deposits:
   GMWB                 $1,668     Discounted cash flow                  Equity volatility              06.45% - 51.25%
                                                                           Base lapse rate              00.35% - 14.00%
                                                                        Dynamic lapse rate             30.00% - 170.00%
                                                                      Mortality multiplier/(c)/        40.00% - 153.00%
                                                                          Utilization rate             90.00% - 100.00%
                                                        Equity / interest-rate correlation              20.00% - 40.00%
   Index annuities       1,283     Discounted cash flow                         Lapse rate              00.50% - 40.00%
                                                                      Mortality multiplier/(c)/        42.00% - 162.00%
                                                                             Option budget                01.00%-04.00%
   Indexed life            505     Discounted cash flow                    Base lapse rate              02.00% - 19.00%
                                                                            Mortality rate              00.00% - 40.00%

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                     Fair Value at
                     December 31,
(in millions)            2016      Valuation Technique         Unobservable Input/(b)/        Range (Weighted Average)
-------------        ------------- -------------------- --------------------------------      ------------------------
Assets:
Obligations of
  states,
  municipalities
  and political
  subdivisions          $  770     Discounted cash flow                            Yield         3.42% - 7.22% (5.32%)
Corporate debt             323     Discounted cash flow                            Yield         3.45% - 6.22% (4.83%)
RMBS/(a)/                7,033     Discounted cash flow         Constant prepayment rate         1.52% - 9.44% (5.48%)
                                                                           Loss severity      49.23% - 81.13% (65.18%)
                                                                   Constant default rate         3.54% - 8.45% (5.99%)
                                                                                   Yield         3.46% - 6.05% (4.76%)
CMBS                        20     Discounted cash flow                            Yield         1.85% - 3.03% (2.44%)
CDO/ABS/(a)/             1,353     Discounted cash flow                            Yield         4.19% - 5.97% (5.08%)

Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract deposits:
   GMWB                 $1,496     Discounted cash flow                Equity volatility              13.00% - 50.00%
                                                                         Base lapse rate               0.50% - 20.00%
                                                                      Dynamic lapse rate             30.00% - 170.00%
                                                                    Mortality multiplier/(d)/        42.00% - 161.00%
                                                                        Utilization rate                      100.00%
                                                        Equity/interest-rate correlation              20.00% - 40.00%
   Index annuities         760     Discounted cash flow                       Lapse rate               1.00% - 40.00%
                                                                    Mortality multiplier/(d)/       101.00% - 103.00%
                                                                           Option budget                1.00% - 4.00%
   Indexed life            374     Discounted cash flow                  Base lapse rate                2.00% -19.00%
                                                                          Mortality rate               0.00% - 40.00%

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR) and yield.
A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value, as estimated by the Company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

..   Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                          December 31, 2017           December 31, 2016
                                                                     --------------------------- ---------------------------
                                                                       Fair Value                  Fair Value
                                                                        Using Net                   Using Net
                                                                       Asset Value                 Asset Value
                                                                      Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes        its equivalent) Commitments its equivalent) Commitments
-------------               ---------------------------------------  --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as
                            part of a transaction in which assets
                            of mature companies are acquired from
                            the current shareholders, typically
                            with the use of financial leverage           $  246         $ 99         $  325         $123

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions, including
                            power plants and other energy
                            generating facilities                            34           15             55           20

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event,
                            such as an initial public offering or
                            sale of the company                              28           42             31            3

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                       5           17             10           17

   Other                    Includes multi-strategy, mezzanine, and
                            other strategies                                 55           37             29           25
                                                                         ------         ----         ------         ----
Total private equity funds                                                  368          210            450          188
                                                                         ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes, including
                            mergers, acquisitions and other
                            reorganizations                                 250           --            338            8

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk            375           --            458           --

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market conditions           66           --             30           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection or
                            troubled                                        114            8            127            8

   Other                    Includes investments held in funds that
                            are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and private
                            investments                                      90            2             77           13
                                                                         ------         ----         ------         ----
Total hedge funds                                                           895           10          1,030           29
                                                                         ------         ----         ------         ----
Total                                                                    $1,263         $220         $1,480         $217
                                                                         ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                     2017
------------                                                                     ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                            65%
   Between four and six years                                                      8
   Between seven and 10 years                                                     27
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                        25%
   Quarterly                                                                      45
   Semi-annually                                                                  18
   Annually                                                                       12
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments' fair value subject to contractual partial
  restrictions                                                                    52%
                                                                                 ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Note 9 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2017                 December 31, 2016
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $627      $1,112      $(485)      $568       $926       $(358)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                    Gain (Loss)
             Years Ended December 31,            -----------------
             (in millions)                       2017   2016  2015
             -------------                       ----  -----  ----
             Assets:
                Bond and equity securities       $326  $ 232  $(19)
                Alternative investments/(a)/      133     18    29
             Liabilities:
                Policyholder contract deposits     (1)    (1)   (1)
                Notes payable - to affiliates     (98)  (122)    5
                                                 ----  -----  ----
             Total gain                          $360  $ 127  $ 14
                                                 ====  =====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other investments for the year ended December 31, 2017 primarily relate to commercial mortgage loans, the fair values of which are determined based on independent broker quotations or valuation models using unobservable inputs, as well as the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments for other investments for the year ended December 31, 2016 primarily related to real estate investments acquired in foreclosure. Impairments for other investments for the year ended December 31, 2015 primarily related to certain investments in affordable housing partnerships, the fair values of which were determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits included consideration of the fair value of underlying real estate properties, which was determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                 Assets at Fair Value      Impairment Charges
                             ----------------------------- ------------------
                                  Non-Recurring Basis       December 31,
                             ----------------------------- ------------------
      (in millions)          Level 1 Level 2 Level 3 Total 2017   2016  2015
      -------------          ------- ------- ------- ----- ----   ----  ----
      December 31, 2017
         Other investments     $--     $--     $--    $--  $15     $2   $10

      December 31, 2016
         Other investments     $--     $--     $ 5    $ 5

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2017
Assets:
   Mortgage and other loans receivable       $ --    $ 44   $20,101 $20,145 $19,707
   Other invested assets                       --      38        --      38      38
   Short-term investments                      --     240        --     240     240
   Cash                                       160      --        --     160     160
Liabilities:
   Policyholder contract deposits/(a)/         --     387    63,690  64,077  62,367
   Note payable - to affiliates, net/(b)/      --      --     1,234   1,234   1,235
   Note payable - to third parties, net        --      --       899     899     901

December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2017 or 2016.

Fixed maturity and equity securities classified as available for sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Securities Measured at Fair Value

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                   $   492    $   50    $    --    $    542     $ --
   Obligations of states, municipalities and political subdivisions      3,538       443         (7)      3,974       --
   Non-U.S. governments                                                  2,873       185        (39)      3,019       --
   Corporate debt                                                       65,337     5,761       (377)     70,721       11
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,290     1,458        (88)     14,660      773
       CMBS                                                              4,311       193        (34)      4,470       35
       CDO/ABS                                                           7,035       180        (26)      7,189        7
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,636     1,831       (148)     26,319      815
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,876     8,270       (571)    104,575      826
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                             42         2         --          44       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  52         6         --          58       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (6)          6       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,937    $8,279    $  (577)   $104,639     $826
                                                                       =======    ======    =======    ========     ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              2        --         --           2       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  11         5         --          16       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,204    $6,158    $(1,472)   $100,890     $638
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2017 and 2016, bonds available for sale held by us that were below investment grade or not rated totaled $13.4 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                          Less than 12 Months    12 Months or More           Total
                                         --------------------- --------------------- ---------------------
                                                      Gross                 Gross                 Gross
                                                    Unrealized            Unrealized            Unrealized
(in millions)                            Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                            ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2017
Bonds available for sale:
   U.S. government and government
     sponsored entities                   $    51      $ --      $    2      $ --     $    53     $   --
   Obligations of states,
     municipalities and political
     subdivisions                              88         1         113         6         201          7
   Non-U.S. governments                       448        21         189        18         637         39
   Corporate debt                           6,009       195       3,387       182       9,396        377
   RMBS                                     1,920        43       1,091        45       3,011         88
   CMBS                                       915        21         232        13       1,147         34
   CDO/ABS                                    653        10         364        16       1,017         26
                                          -------      ----      ------      ----     -------     ------
Total bonds available for sale             10,084       291       5,378       280      15,462        571
                                          -------      ----      ------      ----     -------     ------
Equity securities available for sale:
   Common stock                                 1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Total equity securities available for
  sale                                          1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Other assets - Investment in AIG               --        --           2         6           2          6
                                          -------      ----      ------      ----     -------     ------
Total                                     $10,085      $291      $5,380      $286     $15,465     $  577
                                          =======      ====      ======      ====     =======     ======
December 31, 2016
Bonds available for sale:
   U.S. government and government
     sponsored entities                   $    10      $  1      $   --      $ --     $    10     $    1
   Obligations of states,
     municipalities and political
     subdivisions                             914        45          26         6         940         51
   Non-U.S. governments                     1,114        55         256        59       1,370        114
   Corporate debt                          13,995       593       3,285       385      17,280        978
   RMBS                                     2,575        85       1,712       104       4,287        189
   CMBS                                       964        35         135         9       1,099         44
   CDO/ABS                                  2,044        44         733        46       2,777         90
                                          -------      ----      ------      ----     -------     ------
Total bonds available for sale             21,616       858       6,147       609      27,763      1,467
                                          -------      ----      ------      ----     -------     ------
   Common stock                                 1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Total equity securities available for
  sale                                          1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Other assets - Investment in AIG               --        --           3         5           3          5
                                          -------      ----      ------      ----     -------     ------
Total                                     $21,617      $858      $6,150      $614     $27,767     $1,472
                                          =======      ====      ======      ====     =======     ======

At December 31, 2017, we held 1,967 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 658 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2017 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                                                     Fixed Maturity
                                                                                  Securities in a Loss
                                                    Total Fixed Maturity                Position
                                                  Securities Available for Sale    Available for Sale
                                                  ----------------------------- -------------------------
(in millions)                                     Amortized Cost   Fair Value   Amortized Cost Fair Value
-------------                                     --------------   ----------   -------------- ----------
December 31, 2017
Due in one year or less                              $ 2,069        $  2,100       $    85      $    84
Due after one year through five years                 14,853          15,552         1,413        1,363
Due after five years through ten years                16,819          17,459         3,868        3,724
Due after ten years                                   38,499          43,145         5,344        5,116
Mortgage-backed, asset-backed and collateralized      24,636          26,319         5,323        5,175
                                                     -------        --------       -------      -------
Total                                                $96,876        $104,575       $16,033      $15,462
                                                     =======        ========       =======      =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2017              2016              2015
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $357     $88      $321     $433     $205     $206
Equity securities               2       1         2       --        2        1
                             ----     ---      ----     ----     ----     ----
Total                        $359     $89      $323     $433     $207     $207
                             ====     ===      ====     ====     ====     ====

In 2017, 2016, and 2015, the aggregate fair value of available for sale securities sold was $7.7 billion, $9.4 billion and $16.7 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2017           December 31, 2016
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $   46           1%         $   41           1%
Corporate debt                                        1,527          48           1,421          47
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 458          14             357          12
   CMBS                                                 160           6             181           6
   CDO/ABS                                              972          31           1,047          34
                                                     ------         ---          ------         ---
Total other bond securities                           3,163         100           3,047         100
                                                     ------         ---          ------         ---
Other equity securities                                   3          --               4          --
                                                     ------         ---          ------         ---
Total                                                $3,166         100%         $3,051         100%
                                                     ======         ===          ======         ===

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2017   2016
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $2,612 $3,021
           Investment real estate/(c)/                    934    414
           Federal Home Loan Bank (FHLB) common stock      38     31
           All other investments                           36     32
                                                       ------ ------
           Total                                       $3,620 $3,498
                                                       ====== ======

(a)At December 31, 2017, includes hedge funds of $1.1 billion, private equity funds of $1.2 billion, and affordable housing partnerships of $245 million. At December 31, 2016, includes hedge funds of $1.5 billion, private equity funds of $1.3 billion, and affordable housing partnerships of $251 million.
(b)Approximately 74 percent of our hedge fund portfolio is available for redemption in 2018, an additional 26 percent will be available between 2019 and 2022.
(c)Net of accumulated depreciation of $147 million and $169 million in 2017 and 2016, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which our insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $9 million and $8 million at December 31, 2017 and 2016, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                                Years ended December 31,
                                               -------------------------
      (in millions)                             2017     2016     2015
      -------------                            ------  -------  --------
      Operating results:
         Total revenues                        $3,298  $ 2,533  $  7,323
         Total expenses                          (985)  (1,575)   (1,427)
                                               ------  -------  --------
      Net income                               $2,313  $   958  $  5,896
                                               ------  -------  --------

                                                          December 31,
                                                       -----------------
      (in millions)                                      2017     2016
      -------------                                    -------  --------
      Balance sheet:
         Total assets                                  $27,562  $ 68,435
         Total liabilities                              (4,574)  (13,254)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2017 and 2016:

                                             2017                2016
                                      ------------------- -------------------
                                      Carrying Ownership  Carrying Ownership
   (in millions, except percentages)   Value   Percentage  Value   Percentage
   ---------------------------------  -------- ---------- -------- ----------
   Equity method investments           $1,966   Various    $2,341   Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of net investment income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2017    2016    2015
-------------                                                                   ------  ------  ------
Available for sale fixed maturity securities, including short-term investments  $5,118  $5,319  $5,173
Other fixed maturity securities                                                    326     232     (19)
Equity securities                                                                    4       2       2
Interest on mortgage and other loans                                               904     746     706
Real estate                                                                         10       1      57
Alternative investments*                                                           366     213     426
Other investments                                                                   10       8      (1)
                                                                                ------  ------  ------
Total investment income                                                          6,738   6,521   6,344
Investment expenses                                                                215     203     226
                                                                                ------  ------  ------
Net investment income                                                           $6,523  $6,318  $6,118
                                                                                ======  ======  ======

* Includes income from hedge funds, private equity funds and affordable housing partnerships. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available for sale fixed maturity securities, available for sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available for sale fixed maturity securities, available for sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                              -----------------------
          (in millions)                         2017     2016    2015
          -------------                       -------  -------  -----
          Sales of fixed maturity securities  $   269  $  (112) $  (1)
          Sales of equity securities                1        2      1
          Mortgage and other loans                (53)     (21)   (50)
          Investment real estate                    1       51     (2)
          Alternative investments                  49      144     90
          Derivatives                          (1,504)    (894)   170
          Other                                   172      (40)   (37)
          Other-than-temporary impairments        (97)    (260)  (249)
                                              -------  -------  -----
          Net realized capital losses         $(1,162) $(1,130) $ (78)
                                              =======  =======  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2017     2016    2015
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,017   $1,092  $1,324
   Increases due to:
       Credit impairments on new securities subject to impairment losses                70      120      71
       Additional credit impairments on previously impaired securities                  12       83      32
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (94)     (36)   (114)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --       --       1
       Accretion on securities previously impaired due to credit*                     (237)    (242)   (221)
                                                                                    ------   ------  ------
Balance, end of year                                                                $  768   $1,017  $1,093
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,975
     Cash flows expected to be collected*                         12,366
     Recorded investment in acquired securities                    8,407

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2017   2016
                  -------------                  ------ ------
                  Outstanding principal balance  $6,462 $6,936
                  Amortized cost                  4,614  4,952
                  Fair value                      5,348  5,306

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2017    2016
-------------                                                                  ------  ------
Balance, beginning of year                                                     $3,032  $2,787
   Newly purchased PCI securities                                                 125     288
   Disposals                                                                      (14)    (41)
   Accretion                                                                     (325)   (348)
   Effect of changes in interest rate indices                                     (13)      6
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                  261     340
                                                                               ------  ------
Balance, end of year                                                           $3,066  $3,032
                                                                               ======  ======

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                        December 31,
                                                        -------------
          (in millions)                                  2017   2016
          -------------                                 ------ ------
          Fixed maturity securities available for sale  $2,369 $2,083
          Other bond securities, at fair value           1,214  1,462

At both December 31, 2017 and 2016, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase and securities lending agreements by collateral type and by remaining contractual maturity:

                                                Remaining Contractual
                                              Maturity of the Agreements
                                        --------------------------------------
                                        Overnight  Up to        Greater
                                           and      30   31-90   Than
  (in millions)                         Continuous days  days   90 days Total
  -------------                         ---------- ----- ------ ------- ------
  December 31, 2017
  Repurchase agreements:
     Bonds available for sale:
         Non U.S. government               $--     $  3  $   14  $ --   $   17
         Corporate debt                     --       13      29    --       42
     Other bond securities:
         Corporate debt                     --      343     794    --    1,137
                                           ---     ----  ------  ----   ------
  Total repurchase agreements               --      359     837    --    1,196
                                           ---     ----  ------  ----   ------
  Securities lending agreements:
     Bonds available for sale:
         Non-U.S. government                --       --      18    --       18
         Corporate debt                     --      471   1,821    --    2,292
     Other bond securities:
         Non-U.S. government                --       --      21    --       21
         Corporate debt                     --       --      56    --       56
                                           ---     ----  ------  ----   ------
  Total securities lending agreements       --      471   1,916    --    2,387
                                           ---     ----  ------  ----   ------
  Total secured financing transactions     $--     $830  $2,753  $ --   $3,583
                                           ===     ====  ======  ====   ======
  December 31, 2016
  Repurchase agreements:
     Other bond securities:
         Non-U.S. government               $--     $ --  $   --  $ 41   $   41
         Corporate debt                     --       95     657   669    1,421
                                           ---     ----  ------  ----   ------
  Total repurchase agreements               --       95     657   710    1,462
                                           ---     ----  ------  ----   ------
  Securities lending agreements:
     Bonds available for sale:
         Non-U.S. government                --       --      34    --       34
         Corporate debt                     --      725   1,268    --    1,993
         CMBS                               --       --      56    --       56
                                           ---     ----  ------  ----   ------
  Total securities lending agreements       --      725   1,358    --    2,083
                                           ---     ----  ------  ----   ------
  Total secured financing transactions     $--     $820  $2,015  $710   $3,545
                                           ===     ====  ======  ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $149 million and $143 million at December 31, 2017 and 2016, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $38 million and $31 million of common stock in the FHLB at December 31, 2017 and 2016, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.0 billion and $113 million, respectively, at December 31, 2017, and securities available for sale with a fair value of $1.4 billion at December 31, 2016, to provide adequate collateral for potential advances from the FHLB.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2017     2016
     -------------                                       -------  -------
     Commercial mortgages*                               $15,517  $12,812
     Residential mortgages                                 2,455    1,520
     Life insurance policy loans                           1,353    1,382
     Commercial loans, other loans and notes receivable      581      906
                                                         -------  -------
     Total mortgage and other loans receivable            19,906   16,620
     Allowance for losses                                   (199)    (162)
                                                         -------  -------
     Mortgage and other loans receivable, net            $19,707  $16,458
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and California representing the largest geographic concentrations (22 percent and 10 percent, respectively, at December 31, 2017 and 24 percent and 14 percent, respectively, at December 31, 2016).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                           Number                            Class                              Percent
                             of   ------------------------------------------------------------    of
(dollars in millions)      Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------      ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2017
Credit Quality Indicator:
   In good standing         508     $3,946   $4,882  $2,708   $1,180   $1,474 $1,228  $15,418      99%
   Restructured/(a)/          2         --       80      19       --       --     --       99       1
                            ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                  510     $3,946   $4,962  $2,727   $1,180   $1,474 $1,228  $15,517     100%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                $   36   $   52  $   21   $    4   $   10 $   13  $   136       1%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2016
Credit Quality Indicator:
   In good standing         497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/          3         --       69      18       --       --     --       87       1
                            ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                  500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)Our commercial mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

Mortgages held on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, have been fully paid off as of December 31, 2017. We held mortgages with a carrying value of $26 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                             2017                   2016                   2015
                                    ---------------------  ---------------------- ---------------------
Years Ended December 31,            Commercial Other       Commercial Other       Commercial Other
(in millions)                       Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year           $ 96     $66  $162     $79      $58  $137     $73      $21  $ 94
   Additions to allowance                53       2    55      13        8    21      14       37    51
   Charge-offs, net of recoveries       (13)     (5)  (18)      4       --     4      (8)      --    (8)
                                       ----     ---  ----     ---      ---  ----     ---      ---  ----
Allowance, end of year                 $136     $63  $199     $96      $66  $162     $79      $58  $137
                                       ====     ===  ====     ===      ===  ====     ===      ===  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                        Years Ended
                                                        December 31,
                                                      ---------------
         (in millions)                                2017 2016  2015
         -------------                                ---- ----  ----
         Impaired loans with valuation allowances     $26  $ 26  $100
         Impaired loans without valuation allowances   18    88   110
                                                      ---  ----  ----
            Total impaired loans                       44   114   210
         Valuation allowances on impaired loans        (4)   (3)   (4)
                                                      ---  ----  ----
         Impaired loans, net                          $40  $111  $206
                                                      ===  ====  ====
         Interest income on impaired loans            $ 5  $  7  $ 11
                                                      ===  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For the year ended December 31, 2017, loans with a carrying value of $169 million were modified in troubled debt restructurings. Loans that had been modified in troubled debt restructurings during the year ended December 31, 2016, have been fully paid off.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2017     2016    2015
                   -------------     ------   ------  ------
                   Direct premiums   $4,369   $2,679  $3,535
                   Assumed premiums      21       22      20
                   Ceded premiums      (993)    (979)   (927)
                                     ------   ------  ------
                   Net               $3,397   $1,722  $2,628
                                     ======   ======  ======

Reinsurance recoveries, which reduced policyholder benefits, were approximately $804 million, $655 million and $847 million during 2017, 2016 and 2015, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately
$14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2017, 2016 and 2015, our results of operations included pre-tax expense of approximately $26 million, $92 million and $89 million, respectively, for risk charges associated with the affiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX. In 2017, our results of operations included pre-tax expense of $102 million for risk charges associated with the unaffiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX. There were no risk charges associated with the unaffiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX in 2016 and 2015.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.2 billion and $1.1 billion at December 31, 2017 and 2016, respectively of which approximately $988 million and $862 million at December 31, 2017 and 2016, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange forwards and options) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments with respect to investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable International Swaps and Derivative Association, Inc. (ISDA) Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                              December 31, 2017                  December 31, 2016
                                                     ----------------------------------  --------------------------------
                                                     Gross Derivative  Gross Derivative  Gross Derivative Gross Derivative
                                                          Assets          Liabilities         Assets        Liabilities
                                                     ----------------  ----------------  ---------------  ---------------
                                                     Notional  Fair    Notional  Fair    Notional  Fair   Notional  Fair
(in millions)                                         Amount   Value    Amount   Value    Amount   Value   Amount   Value
-------------                                        -------- -------  -------- -------  -------- ------  -------- ------
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                           $    88  $   207  $   696  $    14  $   248  $  198  $   546  $   10
   Foreign exchange contracts                            737       65    1,192       88    1,200     171      323      19
Derivatives not designated as hedging
  instruments:/(a)/
   Interest rate contracts                            25,484      343   18,688      957   32,268     319   25,059   1,537
   Foreign exchange contracts                          1,565      333    3,624      360    3,111     430    1,202     314
   Equity contracts                                   25,379    1,136   11,318      889   11,348     263    7,958      12
   Other contracts/(b)/                               35,638       13       59        4   27,535      14    5,639       5
                                                     -------  -------  -------  -------  -------  ------  -------  ------
Total derivatives, gross                             $88,891    2,097  $35,577    2,312  $75,710   1,395  $40,727   1,897
                                                     -------  -------  -------  -------  -------  ------  -------  ------
Counterparty netting/(c)/                                      (1,429)           (1,429)            (762)            (762)
Cash collateral/(d)/                                              (45)             (627)             (46)            (852)
                                                              -------           -------           ------           ------
Total derivatives included in Other Assets and
  Other Liabilities, respectively /(e)/                       $   623           $   256           $  587           $  283
                                                              -------           -------           ------           ------

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contracts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2017 and 2016. Fair value of liabilities related to bifurcated embedded derivatives was $3.6 billion and $2.7 billion, respectively, at December 31, 2017 and 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                      Years Ended December 31,
                                                      ------------------------
   (in millions)                                        2017      2016   2015
   -------------                                      -------    -----  -----
   Derivative instruments in fair value hedging
     relationships*:
      Interest rate contracts                         $    (5)   $  (8) $   7
      Foreign exchange contracts                           (1)     (22)    17
                                                      -------    -----  -----
   Total                                              $    (6)   $ (30) $  24
                                                      =======    =====  =====
   Derivatives not designated as hedging
     instruments, by derivative type:
      Interest rate contracts                         $   (67)   $(144) $ 261
      Foreign exchange contracts                         (208)      85     64
      Equity contracts                                   (844)    (749)  (116)
      Other contracts                                      66       71     67
      Embedded derivatives                               (384)     (60)   (62)
                                                      -------    -----  -----
   Total                                              $(1,437)   $(797) $ 214
                                                      =======    =====  =====
   By classification:
      Policy fees                                     $    67    $  70  $  68
      Net realized capital gains (losses)              (1,504)    (894)   170
      Policyholder benefits                                 2        2      6
      Interest credited to policyholder account
        balances                                           (8)      (5)    (6)
                                                      -------    -----  -----
   Total                                              $(1,443)   $(827) $ 238
                                                      =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities, including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses and loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impacts the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities are in a net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ------------------------
(in millions)                                                                 2017     2016    2015
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,522   $6,106  $5,339
   Acquisition costs deferred                                                   714      805     983
   Accretion of interest/amortization                                          (798)    (796)   (778)
   Effect of unlocking assumptions used in estimating future gross profits      154      277      36
   Effect of realized gains/loss on securities                                  280      285       1
   Effect of unrealized gains/loss on securities                               (496)    (155)    525
                                                                             ------   ------  ------
Balance, end of year                                                         $6,376   $6,522  $6,106
                                                                             ======   ======  ======

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
                                                                               ------------
(in millions)                                                                2017  2016  2015
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $265  $295  $322
   Accretion of interest/amortization                                         (11)  (28)  (24)
   Effect of unlocking assumptions used in estimating future gross profits     --    --   (22)
   Effect of realized gains/loss on securities                                 --     1    --
   Effect of unrealized gains/loss on securities                               (9)   (3)   19
                                                                             ----  ----  ----
Balance, end of year                                                         $245  $265  $295
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $22 million, $20 million, $16 million and $15 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
                                                                             -------------------
(in millions)                                                                 2017   2016   2015
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 585  $ 579  $ 442
   Acquisition costs deferred                                                   11     55     73
   Accretion of interest/amortization                                         (120)  (123)  (132)
   Effect of unlocking assumptions used in estimating future gross profits      42     48     53
   Effect of realized gains/loss on securities                                  14     33      4
   Effect of unrealized gains/loss on securities                               (23)    (7)   139
                                                                             -----  -----  -----
Balance, end of year                                                         $ 509  $ 585  $ 579
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                          Real Estate                   Affordable
                                         and Investment Securitization   Housing
(in millions)                            Entities/(a)/  Vehicles/(b)/  Partnerships Total
-------------                            -------------- -------------- ------------ ------
December 31, 2017
Assets:
   Bonds available for sale                   $ --          $6,164         $--      $6,164
   Other bond securities                        --             783          --         783
   Mortgage and other loans receivable          --           1,625          --       1,625
   Other invested assets                       207              --          50         257
   Other/(c)/                                   27             859           1         887
                                              ----          ------         ---      ------
Total assets/(d)/                             $234          $9,431         $51      $9,716
                                              ====          ======         ===      ======
Liabilities:
   Notes payable - to affiliates              $ --          $1,822         $--      $1,822
   Notes payable - to third parties             93             684          --         777
   Other/(e)/                                   28             105           8         141
                                              ----          ------         ---      ------
Total liabilities                             $121          $2,611         $ 8      $2,740
                                              ====          ======         ===      ======
December 31, 2016
Assets:
   Bonds available for sale                   $ --          $6,319         $--      $6,319
   Other bond securities                        --             766          --         766
   Mortgage and other loans receivable          --           1,128          --       1,128
   Other invested assets                        17              --          26          43
   Other/(c)/                                   16             550          --         566
                                              ----          ------         ---      ------
Total assets/(d)/                             $ 33          $8,763         $26      $8,822
                                              ====          ======         ===      ======
Liabilities:
   Notes payable - to affiliates              $ --          $1,259         $--      $1,259
   Notes payable - to third parties             --             139          --         139
   Other/(e)/                                   24              14           3          41
                                              ----          ------         ---      ------
Total liabilities                             $ 24          $1,412         $ 3      $1,439
                                              ====          ======         ===      ======

(a)At December 31, 2017, off-balance sheet exposure primarily consisting of commitments to real estate and investment entities was $32 million. There was no off-balance sheet exposure for real estate and investment entities at December 31, 2016.
(b)At December 31, 2017 and 2016, $8.6 billion and $8 billion, respectively, of the total assets of consolidated vehicles were owed to AGL Parent or its subsidiaries.
(c)Comprised primarily of short-term investments and other assets at both December 31, 2017 and 2016.
(d)The assets of each VIE can be used only to settle specific obligations of that VIE.
(e)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2017 and 2016.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2017
   Real estate and investment entities/(b)/   $156,186    $2,079      $650     $2,729
   Affordable housing partnerships               4,299       548        --        548
                                              --------    ------      ----     ------
Total                                         $160,485    $2,627      $650     $3,277
                                              ========    ======      ====     ======
December 31, 2016
   Real estate and investment entities/(b)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total                                         $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======

(a)At December 31, 2017 and 2016, $2.3 billion and $2.8 billion, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

(b)Comprised primarily of hedge funds and private equity funds.

Real Estate and Investment Entities

Through an affiliate, AIG Global Real Estate, we are an investor in various real estate investment entities, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIEs' activities consist of the development or redevelopment of commercial, industrial and residential real estate. Our involvement varies from being a passive equity investor or finance provider to actively managing the activities of the VIEs.

We participate as passive investors in the equity issued by certain third-party-managed hedge and private equity funds that are VIEs. Typically, we are not involved in the design or establishment of these VIEs, nor do they actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities, residential mortgage loans and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third-parties or affiliates by these entities are reported as notes payable.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. In addition, reserves for contracts in loss recognition are adjusted to reflect the effect of unrealized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains on fixed maturity and equity securities available for sale, with related changes recognized through Other comprehensive income.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2017, no loss recognition expense was recorded. In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015, we recorded loss recognition expense of $28 million to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 9.0 percent at December 31, 2017, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees. Similar to Shadow DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through Other comprehensive income (shadow URR).

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2017 and 1.5 percent of gross premiums in 2017. Policyholder dividends were $19 million in both 2017 and 2016 and $22 million in 2015 and are included in policyholder benefits in the Consolidated Statements of Income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits primarily include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                 December 31,
                                                ---------------
                 (in millions)                   2017    2016
                 -------------                  ------- -------
                 Equity funds                   $20,028 $17,140
                 Bond funds                       4,160   4,189
                 Balanced funds                  20,992  19,194
                 Money market funds                 290     365
                                                ------- -------
                 Total                          $45,470 $40,888
                                                ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liability for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2017             December 31, 2016
                                          ----------------------------- -----------------------------
                                           Net Deposits     Highest      Net Deposits     Highest
                                          Plus a Minimum Contract Value Plus a Minimum Contract Value
(dollars in millions)                         Return        Attained        Return        Attained
---------------------                     -------------- -------------- -------------- --------------
Account value                                $ 35,810       $15,720        $ 31,829       $14,871
Net amount at risk                                474           364             934           594
Average attained age of contract holders           65            68              66            68
Range of guaranteed minimum return rates      0%-4.5%                       0%-4.5%

The following table presents a rollforward of the GMDB liability related to variable annuity contracts:

                                                                              Years Ended
                                                                             December 31,
                                                                           ----------------
(in millions)                                                              2017  2016  2015
-------------                                                              ----  ----  ----
Balance, beginning of year                                                 $371  $459  $363
   Reserve (decrease) increase                                              (21)  (33)  150
   Benefits paid                                                            (41)  (55)  (54)
   Changes in reserves related to unrealized appreciation of investments      6    --    --
                                                                           ----  ----  ----
Balance, end of year                                                       $315  $371  $459
                                                                           ====  ====  ====

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. See Note 3 for discussion of the fair value measurement of guaranteed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $38.7 billion and $34.5 billion at December 31, 2017 and 2016, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $375 million and $668 million at December 31, 2017 and 2016, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2017, including fixed and variable-rates:

                                                                     Balance at
                                                                    December 31,
                                             Range of     Maturity  -------------
(in millions)                            Interest Rate(s) Date(s)    2017   2016
-------------                            ---------------- --------- ------ ------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs       3.50%-6.31%   2036-2047 $1,195 $  691
   Notes payable of consolidated VIEs,
     at fair value                         0.34%-11.93%   2047-2061    627    568
   Debt of consolidated investments         4.00%-4.00%   2027-2027     40     --
                                                                    ------ ------
Total notes payable - to affiliates                                  1,862  1,259
                                                                    ------ ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs       3.50%-5.60%   2018-2061    777    140
   Debt of consolidated investments         3.80%-7.68%   2022-2038    124     80
                                                                    ------ ------
Total notes payable - to third parties                                 901    220
                                                                    ------ ------
Total notes payable                                                 $2,763 $1,479
                                                                    ====== ======

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2017                                             -----------------------------------
(in millions)                                          Total  2018 2019 2020 2021 2022 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $1,195 $--  $--  $--  $--  $--    $1,195
   Notes payable of consolidated VIEs, at fair value      627  --   --   --   --   --       627
   Debt of consolidated investments                        40  --   --   --   --   --        40
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,862 $--  $--  $--  $--  $--    $1,862
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     777   4    2   42   13    2       714
   Debt of consolidated investments                       124   1    1    1    1   17       103
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    901   5    3   43   14   19       817
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $2,763 $ 5  $ 3  $43  $14  $19    $2,679
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2017 and 2016, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2017:

                  (in millions)
                  -------------
                  2018                                     $17
                  2019                                      14
                  2020                                      14
                  2021                                      14
                  2022                                      13
                  Remaining years after 2022                27
                                                           ---
                  Total                                    $99
                                                           ===

Rent expense was $20 million, $22 million and $30 million in 2017, 2016 and 2015, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $1.0 billion at December 31, 2017.

Mortgage Loan Commitments

We had $1.1 billion and $147 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2017.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $10 million at December 31, 2017 and 2016, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                       December 31,
                                                                                     ---------------
(in millions)                                                                          2017    2016
-------------                                                                        -------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $ 7,703  $4,685
Net unrealized gains on other invested assets                                            164     309
Adjustments to DAC, VOBA and deferred sales inducements                               (1,193)   (665)
Shadow loss recognition                                                               (1,513)   (583)
Foreign currency translation adjustments                                                  (3)     (3)
Deferred income tax                                                                     (406)   (448)
                                                                                     -------  ------
Accumulated other comprehensive income                                               $ 4,752  $3,295
                                                                                     =======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                 Unrealized
                                Appreciation
                               (Depreciation)
                                  of Fixed
                                  Maturity
                               Investments on
                                Which Other-
                                   Than-                     Adjustments
                                 Temporary      Unrealized     to DAC,
                                   Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                Impairments   (Depreciation)  Deferred    Insurance   Currency
                                    were       of All Other     Sales       Loss     Translation
(in millions)                    Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                  -------------- -------------- ----------- ----------- ----------- -------
December 31, 2015
Unrealized change arising
  during period                    $(304)        $(5,202)       $ 688       $ 854        $10     $(3,954)
Less: Reclassification
  adjustments included in net
  income                              38             (39)           5          --         14          18
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)      (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense
  (benefit)                         (117)           (795)         241         303         (2)       (370)
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $(225)        $(4,368)       $ 442       $ 551        $(2)    $(3,602)
                                   =====         =======        =====       =====        ===     =======
December 31, 2016
Unrealized change arising
  during period                    $ (27)        $ 1,394        $ 153       $(565)       $--     $   955
Less: Reclassification
  adjustments included in net
  income                              26            (136)         318          --         --         208
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (53)          1,530         (165)       (565)        --         747
Less: Income tax expense
  (benefit)                          (19)             73          (65)       (204)        --        (215)
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $ (34)        $ 1,457        $(100)      $(361)       $--     $   962
                                   =====         =======        =====       =====        ===     =======
Year ended December 31, 2017
Unrealized change arising
  during period                    $ 216         $ 2,443        $(234)      $(930)       $--     $ 1,495
Less: Reclassification
  adjustments included in net
  income                              28            (242)         294          --         --          80
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       188           2,685         (528)       (930)        --       1,415
Less: Income tax expense
  (benefit)                           59             605         (173)       (320)        --         171
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $ 129         $ 2,080        $(355)      $(610)       $--     $ 1,244
                                   =====         =======        =====       =====        ===     =======

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                                Amount
                                                             Reclassified
                                                           from Accumulated
                                                                 Other
                                                          Comprehensive Income
                                                          ------------------
                                                             December 31,
                                                          ------------------            Affected Line Item in the
(in millions)                                              2017    2016  2015             Statements of Income
-------------                                             -----   -----  ----  --------------------------------------------
Unrealized appreciation of fixed maturity investments on
  which other-than-temporary credit impairments were
  recognized                                              $  28   $  26  $ 38  Net realized capital gains (losses)
Unrealized (depreciation) of all other investments         (242)   (136)  (39) Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales                                    Amortization of deferred policy acquisition
  inducements                                               294     318     5  costs
Foreign currency translation adjustments                     --      --    14
                                                          -----   -----  ----
   Total reclassifications for the period                 $  80   $ 208  $ 18
                                                          =====   =====  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2017   2016   2015
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $  612 $1,591 $1,413

 At December 31,
 Statutory capital and surplus                             $7,984 $9,001  8,894
 Aggregate minimum required statutory capital and surplus   2,035  1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2017 and 2016, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we applied a permitted statutory accounting practice to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. In 2017, the permitted practice was expanded to include additional derivative instruments utilized for the same purpose. The permitted practice resulted in an increase in our statutory surplus of $430 million and $645 million at December 31, 2017 and 2016, respectively. Other than the adoption of this permitted practice, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2018 without prior approval of the TDI is $1.5 billion. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the U.S. enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company and the life insurance industry in tax years beginning January 1, 2018.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g., reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the life insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of the separate accounts dividends received deduction.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 addresses situations where accounting for certain income tax effects of the Tax Act under Accounting Standards Codification (ASC) 740 may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from the enactment date to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the following:

    . Income tax effects of those aspects of the Tax Act for which accounting under ASC 740 is complete.

    . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

    . If a provisional estimate cannot be determined, ASC 740 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

Consistent with current income tax accounting requirements, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017, is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of our

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

provision for income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with ASC 740 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (BEAT) under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

For the period ended December 31, 2017, we recognized a provisional estimate of income tax effects of the Tax Act of $731 million.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years.

Provisions Impacting Projections of Taxable Income and Realizability of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that reliance on provisional estimates will have a material impact on the determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are the non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, no provisional estimates were recorded.

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

    Years Ended December 31,
    (in millions)                                       2017   2016    2015
    ------------------------                           ------ ------  -----
    Current                                            $  858 $1,248  $ 549
    Deferred                                              256   (951)  (111)
                                                       ------ ------  -----
    Total income tax expense                           $1,114 $  297  $ 438
                                                       ====== ======  =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2017, 2016 and 2015. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                       2017   2016  2015
------------------------                                           ------  ----  ----
U.S federal income tax expense at statutory rate                   $  593  $423  $593
Adjustments:
   Impact of Tax Act                                                  731    --    --
   Reclassifications from accumulated other comprehensive income     (130)  (89)  (94)
   Dividends received deduction                                       (47)  (30)  (30)
   State income tax                                                    (2)    8    (5)
   Other credits, taxes and settlements                               (31)  (15)  (26)
                                                                   ------  ----  ----
Total income tax expense                                           $1,114  $297  $438
                                                                   ======  ====  ====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2017     2016
------------------------                                                   -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 1,673  $ 3,194
   Policy reserves                                                           1,572    2,034
   Fixed assets                                                                281      339
   Losses and tax credit carryforwards                                         173      248
   State deferred tax benefits                                                  12       25
                                                                           -------  -------
Total deferred tax assets                                                    3,711    5,840
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,380)  (2,195)
   Net unrealized gains on debt and equity securities available for sale    (1,078)  (1,332)
   Capitalized EDP                                                             (46)     (64)
   Other                                                                       (24)    (273)
                                                                           -------  -------
Total deferred tax liabilities                                              (2,528)  (3,864)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,183    1,976
Valuation allowance                                                             --     (366)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,183  $ 1,610
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2017                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $60    $ 13   2028 to 2036
   Foreign tax credit carryforwards                --      31   2018 to 2024
   Alternative minimum tax credit carryforwards    --      12             --
   Business credit carryforwards                   --     117   2025 to 2036
                                                         ----
   Total carryforwards                                   $173
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

As of December 31, 2017, based on all available evidence we concluded that no valuation allowance should be established on a portion of the deferred tax asset. At December 31, 2017 and 2016 we released $366 million and $554 million, respectively, of valuation allowance associated with the unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                       Years Ended
                                                       December 31,
                                                       -----------
              (in millions)                            2017  2016
              -------------                            ----  ----
              Gross unrecognized tax benefits,
                beginning of year                      $22   $ 33
                 Increases in tax position for prior
                   years                                --     --
                 Decreases in tax position for prior
                   years                                (6)   (11)
                                                       ---   ----
              Gross unrecognized tax benefits, end of
                year                                   $16   $ 22
                                                       ===   ====

At December 31, 2017 and 2016, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $16 million and $22 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2017 and 2016, we had accrued liabilities of $4 million and $4 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2017, 2016 and 2015, we recognized expense of less than $1 million, income of $3 million and expense of $1 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At December 31, 2017, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2017 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

On September 29, 2017, the Financial Stability Oversight Council (Council) rescinded its determination that material financial distress at AIG could pose a threat to U.S. financial stability and as a result, AIG is no longer designated as a nonbank systemically important financial institution (nonbank
SIFI). With the rescission of its designation as a nonbank SIFI, AIG is no longer subject to the consolidated supervision of the Board of Governors of the Federal Reserve System or subject to the enhanced prudential standards set forth in the Dodd-Frank Wall Street Reform and Consumer Protection Act and its implementing regulations.

On September 25, 2017, AIG announced organizational changes designed to position AIG a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG's technology-driven subsidiary, is reported within Other Operations. AIG also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$406 million, $390 million and $315 million for such services in 2017, 2016 and 2015, respectively. Accounts payable for such services were $997 million and $1.1 billion at December 31, 2017 and 2016, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $587 million, $685 million and $812 million for such services and rent in 2017, 2016 and 2015, respectively. Accounts receivable for rent and services were $804 million and $769 million at December 31, 2017 and 2016, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $30 million, $33 million and $50 million in 2017, 2016 and 2015, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase, sell or transfer securities, at fair market value, to or from our affiliates in the ordinary course of business.

In October 2017, we entered into securitization transactions in which through our wholly owned subsidiary, AIG Home Loan 2, transferred portfolios of U.S. residential mortgage loans to a newly formed special purpose entity, CSMC 2017-HL2 (the CSMC), which is a VIE that we consolidate. We received total cash consideration of $412 million for the transferred loans. The CSMC issued structured securities to the Company for cash consideration. CSMC also issued structured securities to third party investors and to our affiliates, USL and VALIC. Refer to Note 9 for additional information.

In September 2017, we transferred securities to our affiliate, USL, in exchange for cash and a portfolio of securities. Total consideration received was $350 million.

During 2017, we purchased commercial mortgage loans and investment grade private placement bonds from certain affiliated AIG domestic property and casualty companies for total cash consideration of $1.3 billion.

During 2016, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 26, 2018, the date the financial statements were issued.

In February 2018, we and our affiliates, The United States Life Insurance Company in the City of New York and The Variable Annuity Life Insurance Company, each entered into respective Modified Coinsurance (ModCo) Agreements (The Agreements) with DSA Reinsurance Company Limited (DSA Re), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were executed as of February 12, 2018 in respect of certain closed blocks of business (including term life, whole life, universal life, long-term care, accident and health, structured settlements, single premium immediate annuities, and pension risk transfer annuities). The initial consideration included the fair value of ModCo Assets held by the Company on behalf of DSA Re at the execution date, along with the net results experienced under the reinsurance agreement from the January 1, 2017 effective date in the agreement through the execution date. The initial consideration exceeded the ModCo Reserves ceded at contract inception. The excess consideration represents a net cost of reinsurance asset that will be amortized over the life of the reinsured contracts. Total returns on the ModCo Assets will inure to the benefit of DSA Re. The Company did not receive a ceding commission at contract inception. Management is still assessing the impact of the Agreements.

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2017 and 2016
           and for the years ended December 31, 2017, 2016 and 2015

                                  [LOGO] AIG

                        AMERICAN HOME ASSURANCE COMPANY

                     Statutory Basis Financial Statements

  As of December 31, 2017 and 2016 and for the years ended December 31, 2017,
                                 2016 and 2015

                               TABLE OF CONTENTS

          Report of Independent Auditors                                     3

          Statements of Admitted Assets                                      5

          Statements of Liabilities, Capital and Surplus                     6

          Statements of Operations and Changes in Capital and Surplus        7

          Statements of Cash Flows                                           8

 Note 1   Organization and Summary of Significant Statutory Basis
          Accounting Policies                                                9

 Note 2   Accounting Adjustments to Statutory Basis Financial Statements    22

 Note 3   Investments                                                       24

 Note 4   Fair Value of Financial Instruments                               29

 Note 5   Reserves for Losses and Loss Adjustment Expenses                  31

 Note 6   Related Party Transactions                                        34

 Note 7   Reinsurance                                                       39

 Note 8   Income Taxes                                                      42

 Note 9   Capital and Surplus and Dividend Restrictions                     51

 Note 10  Contingencies                                                     51

 Note 11  Other Significant Matters                                         54

 Note 12  Subsequent Events                                                 56

                        Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets and liabilities, capital and surplus as of December 31, 2017 and 2016, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP
New York, NY
April 20, 2018

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                         Statements of Admitted Assets

                                                      December 31, December 31,
                                                          2017         2016
                                                      ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair
     value: 2017 - $15,831; 2016 - $19,297)             $15,153      $18,853
   Common stocks, at carrying value adjusted for
     nonadmitted assets (cost: 2017 - $584;
     2016 - $376)                                           576          379
   Preferred stocks, at carrying value (cost:
     2017 - $49; 2016 - $49)                                 49           49
   Other invested assets (cost: 2017 - $3,504;
     2016 - $4,299)                                       3,901        4,478
   Mortgage loans                                         2,067        1,895
   Derivative instruments                                    --           26
   Short-term investments, at amortized cost
     (approximates fair value)                               --           14
   Cash and cash equivalents                                238          131
   Receivable for securities sold                            82           44
                                                        -------      -------
       Total cash and invested assets                   $22,066      $25,869
                                                        -------      -------
Investment income due and accrued                       $   169      $   211
Agents' balances or uncollected premiums:
   Premiums in course of collection                         940          972
   Premiums and installments booked but deferred
     and not yet due                                        367          418
   Accrued retrospective premiums                           567          595
High deductible policy receivables                           43           57
Reinsurance recoverable on paid losses                      325          339
Funds held by or deposited with reinsurers                  217          172
Current federal and foreign taxes recoverable                --           88
Net deferred tax assets                                     814          841
Equities in underwriting pools and associations               8           40
Receivables from parent, subsidiaries and
  affiliates                                                  5           13
Other assets                                                189          143
Allowance for uncollectible accounts                        (72)         (74)
                                                        -------      -------
       Total admitted assets                            $25,638      $29,684
                                                        =======      =======

               See Notes to Statutory Basis Financial Statements

5   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2017 and 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Share Information)


                Statements of Liabilities, Capital and Surplus

                                                      December 31, December 31,
                                                          2017         2016
                                                      ------------ ------------
Liabilities

Reserves for losses and loss adjustment expenses        $12,115      $12,210
Unearned premium reserves                                 3,301        3,427
Commissions, premium taxes, and other expenses
  payable                                                   140          213
Reinsurance payable on paid loss and loss adjustment
  expenses                                                  244          285
Current federal taxes payable to parent                      12           --
Funds held by company under reinsurance treaties          1,695        1,639
Provision for reinsurance                                    20           37
Ceded reinsurance premiums payable, net of ceding
  commissions                                               324        3,956
Collateral deposit liability                                393          384
Payable for securities purchased                             38           14
Payable to parent, subsidiaries and affiliates              674          469
Derivative instruments                                       14           --
Borrowed money                                               65          246
Other liabilities                                           365          356
                                                        -------      -------
   Total liabilities                                    $19,400      $23,236
                                                        -------      -------

Capital and Surplus
Common capital stock, $17 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                           $    29      $    29
Capital in excess of par value                            6,839        6,839
Unassigned surplus                                       (1,324)        (939)
Special surplus funds from reinsurance                      694          519
                                                        -------      -------
   Total capital and surplus                            $ 6,238      $ 6,448
                                                        -------      -------
   Total liabilities, capital and surplus               $25,638      $29,684
                                                        =======      =======

               See Notes to Statutory Basis Financial Statements

6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2017 and 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


          Statements of Operations and Changes in Capital and Surplus

                                                        For the Years Ended
                                                            December 31,
                                                     -------------------------
                                                       2017     2016     2015
                                                     -------  -------  -------
 Statements of Operations
 Underwriting income:
 Premiums earned                                     $ 5,170  $ 6,052  $ 5,495
                                                     -------  -------  -------
 Underwriting deductions:
    Losses incurred                                    4,400    5,212    3,940
    Loss adjustment expenses                             577      267    1,032
    Other underwriting expenses                        1,624    1,875    1,686
                                                     -------  -------  -------
 Total underwriting deductions                         6,601    7,354    6,658
                                                     -------  -------  -------
 Net underwriting loss                                (1,431)  (1,302)  (1,163)
                                                     -------  -------  -------
 Investment gain:
    Net investment income earned                       1,058    1,187    1,209
    Net realized capital losses (net of
      capital gains tax expense: 2017 - $82;
      2016 - $61; 2015 - $15)                           (110)    (106)    (107)
                                                     -------  -------  -------
 Net investment gain                                     948    1,081    1,102
                                                     -------  -------  -------
 Net loss from agents' or premium balances
   charged-off                                           (19)     (36)     (19)
 Other income (expense)                                   39      (20)      (5)
                                                     -------  -------  -------
 Net loss after capital gains taxes and before
   federal income taxes                                 (463)    (277)     (85)
 Federal and foreign income tax benefit                  (69)     (34)     (10)
                                                     -------  -------  -------
 Net loss                                            $  (394) $  (243) $   (75)
                                                     =======  =======  =======

 Changes in Capital and Surplus

 Capital and surplus, as of December 31,
   previous year                                     $ 6,448  $ 6,641  $ 7,248
    Adjustment to beginning surplus (Note 2)              38       66      (27)
                                                     -------  -------  -------
 Capital and surplus, as of January 1,                 6,486    6,707    7,221
    Other changes in capital and surplus:
        Net loss                                        (394)    (243)     (75)
        Change in net unrealized capital gain
          (loss) (net of capital gain (loss)
          tax expense (benefit): 2017 - $2;
          2016 - ($16); 2015 - ($40))                    204      (48)    (179)
        Change in net deferred income tax               (394)     118       81
        Change in nonadmitted assets                     410     (157)     (45)
        Change in provision for reinsurance               17       (3)      27
        Capital contribution                              --      700      776
        Dividends to stockholder                          --     (600)  (1,200)
        Foreign exchange translation                     (54)      22       58
        Change in statutory contingency reserve          (39)     (44)     (22)
        Other surplus adjustments                          2       (4)      (1)
                                                     -------  -------  -------
    Total changes in capital and surplus                (248)    (259)    (580)
                                                     -------  -------  -------
 Capital and Surplus, as of December 31,             $ 6,238  $ 6,448  $ 6,641
                                                     =======  =======  =======

               See Notes to Statutory Basis Financial Statements

7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2017, 2016 and 2015

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                           Statements of Cash Flows

                                                         For the Years Ended
                                                            December 31,
                                                      ------------------------
                                                        2017     2016    2015
                                                      -------  -------  ------

Cash from Operations:

   Premiums collected, net of reinsurance             $ 5,395  $ 6,477  $5,676
   Net investment income                                  920      974   1,051
       Miscellaneous (expense) income                     (18)      17     (27)
                                                      -------  -------  ------
   Sub-total                                            6,297    7,468   6,700
                                                      -------  -------  ------
   Benefit and loss related payments                    7,209    2,750   3,912
   Commission and other expense paid                    3,407    2,236   2,510
   Federal and foreign income taxes (recovered)
     paid                                                 (98)       9       1
                                                      -------  -------  ------
       Net cash (used in) provided from
         operations                                    (4,220)   2,473     277
                                                      -------  -------  ------

Cash from Investments:

Proceeds from investments sold, matured, or
  repaid
   Bonds                                                7,709    5,646   5,222
   Stocks                                                 324       35     186
   Mortgage loans                                         615      118     272
   Other investments                                    1,591    1,026     304
                                                      -------  -------  ------
   Total proceeds from investments sold,
     matured, or repaid                                10,239    6,825   5,984
                                                      -------  -------  ------
Cost of investments acquired
   Bonds                                                4,278    7,584   4,245
   Stocks                                                 454       59     251
   Mortgage loans                                         763      871     440
   Other investments                                      853    1,035   1,827
                                                      -------  -------  ------
   Total cost of investments acquired                   6,348    9,549   6,763
                                                      -------  -------  ------
   Net cash provided from (used in) investing
     activities                                         3,891   (2,724)   (779)
                                                      -------  -------  ------

Cash from Financing and Miscellaneous Sources:

   Dividends to stockholder                                --       --    (914)
   Borrowed funds (repaid) received                      (180)     216      30
   Intercompany receipts (payments)                       577      (61)    565
   Net deposit activity on deposit-type
     contracts and other insurance                        (13)     (24)      1
   Equities in underwriting pools and
     associations                                          25      (27)    118
   Collateral deposit liability receipts
     (payments)                                             8       50      (5)
   Other receipts                                           5      111     111
                                                      -------  -------  ------
       Net cash provided from (used in)
         financing and miscellaneous activities           422      265     (94)
                                                      -------  -------  ------
Net change in cash and short-term investments              93       14    (596)
Cash and short-term investments
                                                      -------  -------  ------
   Beginning of year                                      145      131     727
                                                      -------  -------  ------
   End of year                                        $   238  $   145  $  131
                                                      =======  =======  ======

   Refer to Note 11D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements

8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


1. Organization and Summary of Significant Statutory Basis Accounting Policies

A. Basis of Organization and Presentation

Organization

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement, and states of domicile are as follows:

                                  NAIC    2017 Pool   2016 Pool     State of
            Company              Company  Percentage  Percentage    Domicile
            -------              -------  ----------  ----------  -------------

National Union Fire Insurance    19445       35%         30%      Pennsylvania
Company of Pittsburgh, Pa.
(National Union)*
American Home Assurance Company  19380       35%         35%        New York
(American Home)
Lexington Insurance Company      19437       30%         30%        Delaware
(Lexington)
AIG Property Casualty Company    19402        0%          5%      Pennsylvania
(APCC)
Commerce and Industry Insurance  19410        0%          0%        New York
Company (C&I)
The Insurance Company of the     19429        0%          0%        Illinois
State of Pennsylvania (ISOP)
New Hampshire Insurance Company  23841        0%          0%        Illinois
(New Hampshire)
AIG Specialty Insurance Company  26883        0%          0%        Illinois
(Specialty)
AIG Assurance Company            40258        0%          0%        Illinois
(Assurance)
Granite State Insurance Company  23809        0%          0%        Illinois
(Granite)
Illinois National Insurance Co.  23817        0%          0%        Illinois
(Illinois National)
AIU Insurance Company (AIU)      19399        0%          0%        New York
* Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than
5.0 percent of surplus of the Company for the years ending December 31, 2017, 2016 and 2015.

9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

                      State/ Location       2017 2016 2015
                      ---------------       ---- ---- ----
                      California*           $124 $70  $ 28
                      Florida                 86  78    81
                      United Arab Emirates    71  88   141
                      New York                65  97    47
                      Texas*                  48  48    28
                      Indiana**               13  16    43

*  California & Texas were below 5% in 2015
** Indiana is below 5% in 2017 and 2016

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan, Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2017, 2016 and 2015 have been presented in accordance with the terms of the Combined Pooling Agreement. Refer to Note 6 for additional information regarding the changes in the pooling percentages.

B. Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

In 2016, the Company applied a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. The classification change had no effect on net income or surplus.

A similar permitted practice was applied by the Company with respect to the presentation of consideration paid to Eaglestone Reinsurance Company ("Eaglestone") for loss portfolio transfers ("LPT") executed in 2015.

Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

In 2016, the Company applied a permitted practice to recognize the effects of a retroactive aggregate excess of loss reinsurance agreement (the "ADC" or "Adverse Development Cover") entered into in January 2017 with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc. In addition, the Company applied a permitted practice to record the impact of the ADC as prospective reinsurance. The permitted practice also allowed the Company to reflect the consideration as paid losses rather than a reduction in premiums earned. The surplus gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession.

10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NAIC's risk based capital ("RBC") and surplus requirements for the 2017, 2016 or 2015 reporting periods.

A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                                                          SSAP # FS Ref  2017    2016    2015
                                                                                          ------ ------ ------  ------  ------
Net loss, NY SAP                                                                                        $ (394) $ (243) $  (75)
State prescribed or permitted practices - addition (charge):
   Change in non-tabular discounting                                                        65     (a)      73     147      77
   Adverse Development Cover                                                               62R     (a)      --    (514)     --
   Present the consideration received/paid in relation to the loss reserves within paid
     losses                                                                                62R     (b)      --      --      --
                                                                                                        ------  ------  ------
Net (loss) income, NAIC SAP                                                                             $ (321) $ (610) $    2
                                                                                                        ------  ------  ------
Statutory surplus, NY SAP                                                                               $6,238  $6,448  $6,641
State prescribed or permitted practices - addition (charge):
   Non-tabular discounting                                                                  65     (a)     (86)   (159)   (306)
   Credits for reinsurance                                                                 62R     (c)      --      --      (4)
   Credits for collection risk on certain asbestos reinsurance recoveries                  62R     (c)     (43)    (58)    (41)
   Adverse Development Cover                                                               62R     (d)    (689)   (514)     --
   Present the consideration received/paid in relation to the loss reserves within paid
     losses                                                                                62R     (b)      --      --      --
                                                                                                        ------  ------  ------
Statutory surplus, NAIC SAP                                                                             $5,420  $5,717  $6,290
                                                                                                        ======  ======  ======

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.
(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.
(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus.

C. Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

..   Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

..   Legal contingencies;

..   Other than temporary impairment ("OTTI") losses on investments;

..   Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. The Company has made a reasonable estimate of accounting for certain effects of tax reform which impact current and deferred income taxes incurred; however, these estimates are not fully complete because information has yet to be finalized or further analyzed relating to certain provisions. These estimates will be revised in the period the necessary information is determined and as relevant guidance is released by the U.S. Treasury. The Company does not believe such revisions would have a material impact on surplus.

11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



D. Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

            Transactions                        NAIC SAP Treatment                      US GAAP Treatment
            ------------               -------------------------------------  -------------------------------------
Policy Acquisition Costs               Costs are immediately expensed and     Costs directly related to the
Principally brokerage commissions and  are included in Other Underwriting     successful acquisition of new or
premium taxes arising from the         Expenses, except for reinsurance       renewal insurance contracts are
issuance of insurance contracts.       ceding commissions received in excess  deferred and amortized over the term of the cost to acquire business which  of the related insurance coverage.
                                       are recognized as a deferred
                                       liability and amortized over the
                                       period of the reinsurance agreement.

Unearned Premiums, Unpaid Losses and   Presented net of reinsurance           Presented gross of reinsurance with
Loss Expense Liabilities               recoverable.                           corresponding reinsurance recoverable
                                                                              assets for ceded unearned premiums
                                                                              and reinsurance recoverable on unpaid
                                                                              losses, respectively.

Retroactive reinsurance contracts      Gains and losses are recognized in     Gains are deferred and amortized over
                                       earnings immediately and surplus is    the settlement period of the ceded
                                       segregated to the extent pretax gains  claim recoveries. Losses are
                                       are recognized. Certain retroactive    immediately recognized in the
                                       affiliate or related party             Statements of Operations.
                                       reinsurance contracts are accounted
                                       for as prospective reinsurance if
                                       there is no gain in surplus as a
                                       result of the transaction.
Investments in Bonds held as:          Investment grade securities (rated by  All available for sale investments
1) available for sale                  NAIC as class 1 or 2) are carried at   are carried at fair value with
2) fair value option                   amortized cost. Non- investment grade  changes in fair value, net of
                                       securities (NAIC rated 3 to 6) are     applicable taxes, reported in
                                       carried at the lower of amortized      accumulated other comprehensive
                                       cost and fair value.                   income within shareholder's equity.

                                                                              Fair value option investments are
                                                                              carried at fair value with changes in
                                                                              fair value, net of applicable
                                                                              projected income taxes, reported in
                                                                              net investment income.
Investments in Equity Securities       Carried at fair value with unrealized  Same treatment as available for sale
classified as:                         gains and losses reported, net of      investments in bonds.
                                       applicable taxes, in the Statements
                                       of Changes in Capital and Surplus.

1) available for sale                                                         Same treatment as fair value option
2) fair value option                                                          investments in bonds.

Investments in Limited Partnerships,   Carried at the underlying US GAAP      If aggregate interests allow the
Hedge Funds and Private Equity         equity with results from the           holding entity to exercise more than
Interests                              investment's operations recorded net   minor influence (typically more than
                                       of applicable taxes, as unrealized     3%), the investment is carried at Net
                                       gains (losses) directly in the         Asset Value ("NAV") with changes in
                                       Statements of Changes in Capital and   value recorded to net investment
                                       Surplus.                               income.

                                                                              Where the aggregate interests allow
                                                                              the entity to exercise only minor
                                                                              influence (typically less than 3%),
                                                                              the investment is recorded at NAV
                                                                              with changes in value recorded, net
                                                                              of tax, as a component of accumulated
                                                                              other comprehensive income in
                                                                              shareholder's equity.

12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



            Transactions                        NAIC SAP Treatment                      US GAAP Treatment
            ------------               -------------------------------------  -------------------------------------
Investments in Subsidiary, Controlled  Subsidiaries are not consolidated.     Consolidation is required when there
and Affiliated Entities (SCAs)                                                is a determination that the
                                                                              affiliated entity is a variable
                                                                              interest entity ("VIE") and the
                                                                              entity has a variable interest and
                                                                              the power to direct the activities of
                                                                              the VIE. The VIE assessment would
                                                                              consider various factors including
                                                                              limited partnership (LP) status and
                                                                              inherent rights of equity investors.

                                       The equity investment in SCAs are
                                       accounted for under the equity method  Investments in SCAs that are voting
                                       and recorded as Common stock           interest entities (VOE) with majority
                                       investments. Dividends are recorded    voting rights are generally
                                       within Net Investment Income.          consolidated.


                                                                              Investments in SCAs where the holding
                                                                              entity exercises significant
                                                                              influence (generally ownership of >3%
                                                                              voting interests for LPs and similar
                                                                              entities and between 20 percent and
                                                                              50 percent for other entities) are
                                                                              recorded at equity value. The change
                                                                              in equity is included within
                                                                              operating income.
Statement of Cash Flows                Statutory Statements of Cash Flows     The Statements of Cash Flows can be
                                       must be presented using the direct     presented using the direct or
                                       method. Changes in cash, cash          indirect methods, however are
                                       equivalents, and short-term            typically presented using the
                                       investments and certain sources of     indirect method. Presentation is
                                       cash are excluded from operational     limited to changes in cash and cash
                                       cash flows. Non-cash items are         equivalents (short-term investments
                                       required to be excluded in the         are excluded). All non-cash items are
                                       Statements of Cash Flows and should    excluded from the presentation of
                                       be disclosed accordingly.              cash flows.

Deferred Federal Income Taxes          Deferred income taxes are established  The provision for deferred income for the temporary differences between  taxes is recorded as a component of
                                       tax and book assets and liabilities,   income tax expense, as a component of
                                       subject to limitations on              the Statements of Operations, except
                                       admissibility of tax assets.           for changes associated with items
                                                                              that are included within other
                                       Changes in deferred income taxes are   comprehensive income where such items
                                       recorded within capital and surplus    are recorded net of applicable income
                                       and have no impact on the Statements   taxes.
                                       of Operations.

Statutory Adjustments                  Certain asset balances designated as   All assets and liabilities are
(applied to certain assets including   nonadmitted, such as intangible        included in the financial statements.
goodwill, furniture and equipment,     assets and certain investments in      Provisions for uncollectible
deferred taxes in excess of            affiliated entities are excluded from  receivables are established as
limitations, prepaid expenses,         the Statements of Admitted Assets and  valuation allowances and are
overdue receivable balances and        are reflected as deductions from       recognized as expense within the
unsecured reinsurance amounts)         capital and surplus.                   Statements of Operations.

                                       A Provision for reinsurance is
                                       established for unsecured reinsurance
                                       amounts recoverable from unauthorized
                                       and certain authorized reinsurers
                                       with a corresponding reduction to
                                       Unassigned surplus.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E. Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12 month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12 month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2017, 2016 and 2015 were as follows:

Years ended December 31,                                         2017  2016  2015
------------------------                                         ----  ----  ----
Net written premiums subject to retrospectively rated contracts  $105  $ 72  $ 83
Percentage of total net written premiums                          2.1%  1.1%  1.5%

As of December 31, 2017 and 2016, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $567 and $595, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $58 and $62 as of December 31, 2017 and 2016, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $13 for each of the years ended December 31, 2017 and 2016.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table shows the exposure on unpaid claims and billed recoverable on paid claims by line of business as of December 31, 2017:

                                          Reserve Credits on Recoverable on
Line of Business      Gross Loss Reserves   Unpaid Claims     Paid Claims   Total
----------------      ------------------- ------------------ -------------- ------
Allied Lines                $  394              $  394            $ 8       $  402
General Liabilities            445                 445              6          451
Workers Compensation         3,550               3,550             39        3,589
                            ------              ------            ---       ------
Total                       $4,389              $4,389            $53       $4,442
                            ------              ------            ---       ------

As of December 31, 2017, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $230 and $3,142, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2017 were $1,202, or 27% of the total high deductible. Additionally, as of December 31, 2017, the Company had recoverables on paid claims greater than 90 days overdue of $51, of which $9 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2017:

                                    Unsecured High Deductible
                   Counterparty*             Amounts
                   -------------    -------------------------
                   Counterparty 1             $188
                   Counterparty 2              107
                   Counterparty 3               90
                   Counterparty 4               64
                   Counterparty 5               50
                   Counterparty 6               49
                   Counterparty 7               47
                   Counterparty 8               39
                   Counterparty 9               26
                   Counterparty 10              20

* Actual counterparty is not named. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to
Note 11B.

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2017 and 2016, the Company did not incur any premium deficiency losses.

15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



Retroactive Reinsurance

Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from reinsurance are maintained separately for each respective reinsurance agreement; Special surplus funds from reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as the Provision for reinsurance liability. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance.

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2017 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2017 and 2016 were $1,321 and $1,335 respectively.

16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


As of December 31, 2017, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                        Licensed in
Life Insurance Company                                State of Domicile  New York   Statement Value
----------------------                                ----------------- ----------- ---------------
The United States Life Insurance Company in the City
  of New York                                             New York          Yes          $828
American General Life Insurance Company of
Delaware                                                  Delaware          No            275
American General Life Insurance Company of Texas           Texas            No            163

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

..   Level 1: Fair value measurements that are based upon quoted prices
    (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

..   The fair value of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

..   The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

.. The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



Bonds (including Loan Backed and Structured Securities)

Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus. Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

..   The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

..   Fundamental credit risk of the issuer exists; and/or

..   Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

..   If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

..   If the investments are trading at a significant (25 percent or more)
    discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


..   If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or,

..   If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

..   If an order of liquidation or other fundamental credit issues with the partnership exists;

..   If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

..   If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

..   If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

Equities in Pools & Associations

The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

..   direct and assumed premium as gross premium,

..   underwriting and net investment income results in the Statements of
    Operations and Changes in Capital and Surplus,

..   insurance and reinsurance balances in the Statements of Admitted Assets,

..   all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

..   cashflows in the Statements of Cash Flows.

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned Surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to Internal Revenue Service imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service ("IRS")-imposed limitations.

20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The Company incurred employee related costs related to defined benefit and defined contribution plans during 2017, 2016 and 2015 of $10, $10 and $5, respectively.

Depreciation

Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;

..   The impact of Deferred Intercompany Transactions (as defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2017, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

..   the sustainability of recent operating profitability of our subsidiaries;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences, and;

..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements

A. Change in Accounting Principles

2017 Changes

The Company did not adopt any material changes in the Statements of Statutory Accounting Principles ("SSAP") in 2017.

2016 Changes

In 2016, the Company adopted the following change in the SSAP:

Going Concern: In June 2015, the Statutory Accounting Principles Working Group adopted changes to SSAP No.1, Disclosures of Accounting Policies, Risks & Uncertainties, and Other Disclosures ("SSAP 1"), with a December 31, 2016 effective date, requiring management to evaluate whether there are conditions that give rise to substantial doubt over the Company's ability to continue as a going concern within one year from the financial statement issuance date. Conditions that would give rise to substantial doubt ordinarily relate to the Company's ability to meet its obligations as they become due. If substantial doubt arises over the Company's ability to continue as a going concern, the Company shall provide disclosure detailing management's evaluation and the consideration of management's plans to alleviate any substantial doubt. The adoption of this change did not have an effect on the Company's financial condition, results of operations or cash flows.

2015 Changes

In 2015, the Company adopted the following change in the SSAP:

Cash Flow: In March 2015, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69, Statement of Cash Flow ("SSAP 69"), with a December 31, 2015 effective date to clarify cash flow shall include cash, cash equivalents and short-term investments. Disclosure of non-cash items affecting assets and liabilities was expanded to include non-cash operating items in addition to financing and investing items. The Company has adopted and applied these revisions in the 2015 Statements of Cash Flows and related disclosures.

B. Adjustments to Surplus

During 2017, 2016 and 2015 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $38, $66 and $(27), respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2017, 2016 and 2015 statutory financial statements as adjustments to Unassigned surplus. The impact of these corrections would have decreased the 2016 pre-tax income by $21 and increased the 2015 pre-tax income by $8. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2017, 2016 and 2015 is presented in the following tables:

22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                                    Policyholders' Total Admitted
2017 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2016                            $6,448        $29,684          $23,236
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        27             27               --
   Liability corrections                                     3             --               (3)
   Income tax corrections                                    8              8               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus          38             35               (3)
                                                        ------        -------          -------
Balance at January 1, 2017 as adjusted                  $6,486        $29,719          $23,233
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections - The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

                                                    Policyholders' Total Admitted
2016 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2015                            $6,641        $26,103          $19,462
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        42             42               --
   Liability corrections                                    (3)            --                3
   Income tax corrections                                   27             27               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus          66             69                3
                                                        ------        -------          -------
Balance at January 1, 2016 as adjusted                  $6,707        $26,172          $19,465
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of a) an increase due to an overcharge of claims service fees related to an internally developed system; partially offset by b) a decrease due to understatement of the prior year expense allocation; and c) a decrease related to unsupported ceded premiums.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase due to ceded losses reversed without consideration of contract limits; b) an increase due to recording of unsupported ceded reserves; and c) an increase resulting from losses understated on certain client accounts; partially offset by d) a decrease related to an overstatement of profit share between AIG PC Pool companies and AIG Warranty Guard Agency.

Income tax corrections - The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                                    Policyholders' Total Admitted
2015 Adjustments                                       Surplus         Assets     Total Liabilities
----------------                                    -------------- -------------- -----------------
Balance at December 31, 2014                            $7,248        $26,408          $19,160
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        (1)            (1)              --
   Liability corrections                                   (27)            --               27
   Income tax corrections                                    1              1               --
                                                        ------        -------          -------
Total adjustments to beginning Capital and Surplus         (27)            --               27
                                                        ------        -------          -------
Balance at January 1, 2015 as adjusted                  $7,221        $26,408          $19,187
                                                        ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) a decrease in accrued retrospective premiums resulting from an overstatement of an accrual; b) a decrease in amounts recoverable from reinsurers due to the correction of a coding error; and c) a decrease in other assets due to a reduction of deductible recoverables on programs where the aggregate loss limits were already met; partially offset by d) an increase in deferred premiums due to unrecorded fee revenue; and e) an increase in equities and deposits in pools and associations resulting from a duplication in the expenses recorded.

Liability corrections -The increase in total liabilities is primarily the result of a) an increase in losses due to data remediation in addition to certain claims that were not adequately reserved; and b) corrections to the state tax payable account; partially offset by c) a decrease in other expenses and payable to parent, subsidiaries and affiliates due to the overstatement of prior year end expense accruals; d) decrease in taxes, licenses, and fees related to amounts improperly reflected; and e) a decrease in funds held by company under reinsurance treaties and unearned premiums due to data remediation.

Income tax corrections -The increase in the tax assets is primarily the result of the tax effect of the corresponding asset and liability corrections, as well as partnership basis adjustments.

3. Investments

A. Bond Investments

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2017 and 2016 are outlined in the tables below:

                                                                               Gross      Gross
                                                                    Carrying Unrealized Unrealized  Fair
December 31, 2017                                                    Value     Gains      Losses    Value
-----------------                                                   -------- ---------- ---------- -------
U.S. governments                                                    $   109     $  2       $ --    $   111
All other governments                                                   207        1         (1)       207
States, territories and possessions                                     664       41         (1)       704
Political subdivisions of states, territories and possessions           752       36         (1)       787
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and their
  political subdivisions                                              2,944      101        (13)     3,032
Industrial and miscellaneous                                         10,477      565        (52)    10,990
                                                                    -------     ----       ----    -------
Total                                                               $15,153     $746       $(68)   $15,831
                                                                    =======     ====       ====    =======

24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                                                                   Gross      Gross
                                                                        Carrying Unrealized Unrealized  Fair
December 31, 2016                                                        Value     Gains      Losses    Value
-----------------                                                       -------- ---------- ---------- -------
U.S. governments                                                        $   161     $  5      $  --    $   166
   All other governments                                                    297        2         (5)       294
   States, territories and possessions                                    1,222       50        (11)     1,261
   Political subdivisions of states, territories and possessions          1,275       45        (11)     1,309
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
     political subdivisions                                               5,137      115        (71)     5,181
   Industrial and miscellaneous                                          10,761      436       (111)    11,086
                                                                        -------     ----      -----    -------
   Total                                                                $18,853     $653      $(209)   $19,297
                                                                        =======     ====      =====    =======

The carrying values and fair values of bonds at December 31, 2017, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    Carrying  Fair
            December 31, 2017                        Value    Value
            -----------------                       -------- -------
            Due in one year or less                 $   230  $   232
            Due after one year through five years     2,744    2,814
            Due after five years through ten years    2,155    2,184
            Due after ten years                       2,290    2,395
            Structured securities                     7,734    8,206
                                                    -------  -------
            Total                                   $15,153  $15,831
                                                    =======  =======

B. Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2017 were:

                                     Minimum        Maximum
                Category          Lending Rate % Lending Rate %
                --------          -------------- --------------
                Retail                 3.8%           4.2%
                Office                 4.3%           4.3%
                Industrial             2.5%           4.0%
                Multi-Family           3.8%           4.4%
                Other Commercial       3.1%           5.0%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 95 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2017 and 2016:

25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


                                   Residential            Commercial
                                ----------------- ---------------------------
                           Farm Insured All Other Insured All Other Mezzanine Total
                           ---- ------- --------- ------- --------- --------- ------
2017
   Recorded Investment
   Current                 $--    $--     $339      $--    $1,727      $--    $2,066
   30 - 59 days past due    --     --        1       --        --       --         1
                           ---    ---     ----      ---    ------      ---    ------
   Total                   $--    $--     $340      $--    $1,727      $--    $2,067
                           ---    ---     ----      ---    ------      ---    ------
2016
   Recorded Investment
   Current                  --     --       --       --     1,895       --     1,895
                           ---    ---     ----      ---    ------      ---    ------
   Total                   $--    $--     $ --      $--    $1,895      $--    $1,895
                           ===    ===     ====      ===    ======      ===    ======

C. Loan-Backed and Structured Investments

The Company did not record any non-credit OTTI losses during 2017 and 2016 for LBaSS.

As of December 31, 2017 and 2016, the Company held LBaSS for which it recognized $19 and $28, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,                                             2017   2016
------------------------                                            ------ ------
Aggregate unrealized losses:
   Less than 12 Months                                              $   28 $   65
   12 Months or longer                                              $    5 $   27
Aggregate related fair value of securities with unrealized losses:.
   Less than 12 Months                                              $2,178 $2,681
   12 Months or longer                                              $  215 $  475

The Company held structured notes as of December 31, 2017 and 2016 with a total carrying value of $128 and $81, respectively. There were no structured notes held as of December 31, 2017 and 2016 which were considered mortgage-referenced securities.

D. Unrealized losses

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2017 and 2016 are set forth in the tables below:

26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


December 31, 2017                                               Less than 12 Months   12 Months or Longer          Total
-----------------                                              --------------------  --------------------  --------------------
                                                                          Unrealized            Unrealized            Unrealized
Description of Securities                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                                      ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                                 $    8      $ --       $ --       $ --      $    8     $  --
All other governments                                               138        (3)        23         (1)        161        (4)
States, territories and possessions                                  49        (1)         6         --          55        (1)
Political subdivisions of states, territories and possessions        35        --         35         (1)         70        (1)
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities
  and their political subdivisions                                  541       (12)       100         (1)        641       (13)
Industrial and miscellaneous                                      2,674       (46)       625        (16)      3,299       (62)
                                                                 ------      ----       ----       ----      ------     -----
Total bonds                                                      $3,445      $(62)      $789       $(19)     $4,234     $ (81)
                                                                 ------      ----       ----       ----      ------     -----
Affiliated                                                           --        --        128        (49)        128       (49)
Non-affiliated                                                        5        --         --         --           5        --
                                                                 ------      ----       ----       ----      ------     -----
Total common stocks                                              $    5      $ --       $128       $(49)     $    5     $ (49)
                                                                 ------      ----       ----       ----      ------     -----
Total stocks                                                     $    5      $ --       $128       $(49)     $  133     $ (49)
                                                                 ------      ----       ----       ----      ------     -----
Total bonds and stocks                                           $3,450      $(62)      $917       $(68)     $4,367     $(130)
                                                                 ======      ====       ====       ====      ======     =====

December 31, 2016                                        Less than 12 Months   12 Months or Longer          Total
-----------------                                       --------------------  --------------------  --------------------
                                                                   Unrealized            Unrealized            Unrealized
Description of Securities                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------------------                               ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                          $    9     $  --      $   --      $ --      $    9     $  --
All other governments                                        179        (6)         18        (1)        197        (7)
States, territories and possessions                          325       (11)         --        --         325       (11)
Political subdivisions of states, territories and
  possessions                                                433       (11)         --        --         433       (11)
Special revenue and special assessment obligations and
  all non-guaranteed obligations of agencies and
  authorities and their political subdivisions             2,056       (71)         --        --       2,056       (71)
Industrial and miscellaneous                               3,175       (73)        800       (50)      3,975      (123)
                                                          ------     -----      ------      ----      ------     -----
Total bonds                                                6,177      (172)        818       (51)      6,995      (223)
                                                          ------     -----      ------      ----      ------     -----
Affiliated                                                    --        --         222       (41)        222       (41)
Non-affiliated                                                --        --          --        --          --        --
                                                          ------     -----      ------      ----      ------     -----
Total common stocks                                           --        --         222       (41)        222       (41)
                                                          ------     -----      ------      ----      ------     -----
Preferred stocks                                              17        --          --        --          17        --
                                                          ------     -----      ------      ----      ------     -----
Total stocks                                                  17        --         222       (41)        239       (41)
                                                          ------     -----      ------      ----      ------     -----
Total bonds and stocks                                    $6,194     $(172)     $1,040      $(92)     $7,234     $(264)
                                                          ======     =====      ======      ====      ======     =====

E. Realized Gains (Losses)

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2017, 2016 and 2015 were as follows:

Years ended December 31         2017               2016               2015
-----------------------  ------------------ ------------------ -----------------
                                   Equity             Equity             Equity
                          Bonds  Securities  Bonds  Securities  Bonds  Securities
                         ------  ---------- ------  ---------- ------  ----------
Proceeds from sales      $5,648     $59     $3,895     $34     $3,176     $178
Gross realized gains         79       5         83      12         61        2
Gross realized losses       (69)     --        (48)     --        (34)      (3)

27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



F. Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) in Unassigned Surplus within the Statements of Operations and Changes in Capital and Surplus until the derivative expires at which time the related unrealized amounts are recognized in Net realized capital gains (losses).

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2017 and 2016.

                                           December 31, 2017           Year ended December 31, 2017
                                    ------------------------------  ----------------------------------
                                    Outstanding Notional            Realized Capital Unrealized capital
Derivative Financial Instrument            Amount        Fair Value gains/ (losses)   gains / (losses)
-------------------------------     -------------------- ---------- ---------------- ------------------
Swaps                                       $583            $(15)         $(9)              $(44)
Forwards                                     250               1            1                  4
                                            ----            ----          ---               ----
Total                                       $833            $(14)         $(8)              $(40)
                                            ====            ====          ===               ====

                                           December 31, 2016           Year ended December 31, 2016
                                    ------------------------------  -----------------------------------
                                    Outstanding Notional            Realized Capital Unrealized capital
Derivative Financial Instrument            Amount        Fair Value  gains/(losses)    gains / losses
-------------------------------     -------------------- ---------- ---------------- ------------------
Swaps                                       $860            $29           $51               $11
Forwards                                     112             (3)           (7)               --
                                            ----            ---           ---               ---
Total                                       $972            $26           $44               $11
                                            ====            ===           ===               ===

G. Other Invested Assets

During 2017, 2016 and 2015, the Company recorded OTTI losses on investments in joint ventures and partnerships of $81, $66, and $52, respectively.

28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



H. Investment Income

The Company had $1 and $0 accrued investment income receivables over 90 days past due as of December 31, 2017 and 2016, respectively. Investment expenses of $42, $33 and $32 were included in Net investment income earned for the years ended December 31, 2017, 2016 and 2015, respectively.

I. Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,645 and $1,437 as of December 31, 2017 and 2016, respectively.

4. Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2017 and 2016:

             December 31, 2017       Level 1 Level 2 Level 3 Total
             -----------------       ------- ------- ------- -----
             Bonds                    $ --    $245     $65   $310
             Common stocks             136     276      22    434
             Mutual funds                1       2      --      3
             Derivative assets          --       6      --      6
             Derivative liabilities     --     (20)     --    (20)
                                      ----    ----     ---   ----
             Total                    $137    $509     $87   $733
                                      ====    ====     ===   ====

             December 31, 2016       Level 1 Level 2 Level 3 Total
             -----------------       ------- ------- ------- -----
             Bonds                    $ --    $255     $66   $321
             Common stocks              99      --      21    120
             Derivative assets          --      29      --     29
             Derivative liabilities     --      (4)     --     (4)
             Mutual funds                3      --      --      3
                                      ----    ----     ---   ----
             Total                    $102    $280     $87   $469
                                      ====    ====     ===   ====

During the year ended December 31, 2017, $2 of common stocks transferred from level 1 to level 2 as an alternative method was utilized to determine fair value as active market price was not readily accessible. There were no assets carried at fair value that were transferred between level 1 and level 2 during 2016.

29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2017 and 2016.

                                                       Total Realized
                                                       Gains (Losses)                 Purchases,
               Beginning                                included in     Unrealized      Sales,
               Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
               January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
                  2017       Level 3      of Level 3       Income        Surplus         Net          2017
               ---------- -------------- ------------- -------------- -------------- ------------ ------------
Bonds             $66          $16           $(85)          $(1)           $--           $69          $65
Common stocks      21           --             --             5             --            (4)          22
                  ---          ---           ----           ---            ---           ---          ---
Total             $87          $16           $(85)          $ 4            $--           $65          $87
                  ===          ===           ====           ===            ===           ===          ===

For the year ended December 31, 2017, bonds of $16 were transferred into Level 3 because of a lack of observable market data due to a decrease in market activity for these securities. Bonds of $85 were transferred out of Level 3 because observable market data became available for these securities.

                                                          Total Realized
                                                          Gains (Losses)                 Purchases,
                  Beginning                                included in     Unrealized      Sales,
                  Balance at                                   Net       Gains (Losses)  Issuances,   Balance at
                  January 1, Transfers into Transfers out   Investment    Included in   Settlements, December 31,
December 31,2016     2016       Level 3      of Level 3       Income        Surplus         Net          2016
----------------  ---------- -------------- ------------- -------------- -------------- ------------ ------------
 Bonds               $56          $45           $(68)           $6            $(1)          $28          $66
 Common Stocks        --           --             --             2             --            19           21
                     ---          ---           ----            --            ---           ---          ---
 Total               $56          $45           $(68)           $8            $(1)          $47          $87
                     ===          ===           ====            ==            ===           ===          ===

For the year ended December 31, 2016, bonds of $45 transferred into Level 3 during 2016 because of a lack of observable market data due to a decrease in market activity for these securities. Bonds of $68 transferred out of Level 3 because observable market data became available for these securities.

B. Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2017 and 2016:

                                             Aggregate Fair                                          Not Practicable
December 31, 2017                                Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
-----------------                            -------------- --------------- ------- -------  ------- ---------------
Bonds                                           $15,831         $15,153      $ --   $11,434  $4,397        $--
Cash equivalents and short-term investments         138             138       138                --         --
Common stock                                        445             445       136       288      21         --
Derivative assets                                     6               6        --         6      --         --
Derivative liabilities                              (20)            (20)       --       (20)     --         --
Mortgage loans                                    2,079           2,067        --        --   2,079         --
Mutual funds                                          3               3         1         2      --         --
Preferred stock                                      50              49        --        50      --         --
                                                -------         -------      ----   -------  ------        ---
Total                                           $18,532         $17,841      $275   $11,760  $6,497        $--
                                                =======         =======      ====   =======  ======        ===

30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



                                                                        Not
                        Aggregate                                   Practicable
                          Fair    Admitted                            (Carry
December 31, 2016         Value    Assets  Level 1 Level 2  Level 3   Value)
-----------------       --------- -------- ------- -------  ------- -----------
Bonds                    $19,297  $18,853   $ --   $15,636  $3,661      $--
Cash equivalent and
  short-term
  investments                 14       14     11         3      --       --
Common stock                 139      139     99        19      21       --
Derivative assets             29       29     --        29      --       --
Derivative liabilities        (4)      (4)    --        (4)     --       --
Mortgage loans             1,893    1,895     --        --   1,893       --
Mutual funds                   3        3      3        --      --       --
Preferred stock               49       49     --        49      --       --
                         -------  -------   ----   -------  ------      ---
Total                    $21,420  $20,978   $113   $15,732  $5,575      $--
                         =======  =======   ====   =======  ======      ===

5. Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2017, 2016 and 2015, is set forth in the table below:

           December 31,                     2017     2016     2015
           ------------                   -------  -------  -------
           Reserves for losses and LAE,
             end of prior year            $12,210  $13,171  $13,429
           Incurred losses and LAE
             related to:
           Current accident year            4,700    4,377    3,776
           Prior accident year                277    1,102    1,196
                                          -------  -------  -------
           Total incurred losses and LAE  $ 4,977  $ 5,479  $ 4,972
                                          -------  -------  -------
           Paid losses and LAE related
             to:
           Current accident year           (1,140)  (1,123)    (980)
           Prior accident year             (3,932)  (5,317)  (4,250)
                                          -------  -------  -------
           Total paid losses and LAE       (5,072)  (6,440)  (5,230)
                                          -------  -------  -------
           Reserves for losses and LAE,
             end of current year          $12,115  $12,210  $13,171
                                          =======  =======  =======

After applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277 during 2017 which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of our commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The unfavorable prior year development is generally a result of the following:

   . Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability - Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

   . Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

   . Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

During 2016, the Company reported adverse loss and LAE net reserve development of $1,102 which includes a loss reserve discount of $152 due to accretion. The adverse development is comprised mainly of development on the Primary Workers Compensation class of business of $669, the Primary General Liability class of business of $270, the Excess Casualty class of business of $268, the Medical Malpractice class of business of $152, the Primary Commercial Auto class of business of $123, and the Programs class of business of $131. In addition, favorable prior year loss development on retrospectively rated policies was $12 as of December 31, 2016, which was offset by additional return premiums. Original estimates are adjusted as additional information becomes known regarding individual claims. As a result of the ADC, there was $514 of prior year development (net of discount) ceded to NICO. Refer to Note 1 for further details regarding this transaction.

31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


During 2015, the Company reported adverse loss and LAE net reserve development of $1,196 which includes a loss reserve discount charge of $78 due to accretion. The adverse development is comprised of development on the Excess Casualty class of business of $457, the Primary Casualty class of business of $338, the Healthcare class of business of $143. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase is $15 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2015, which was offset by additional premiums.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $252, $242 and $189 as of December 31, 2017, 2016 and 2015, respectively. The Company paid $32, $36 and $11 in the reporting period to settle 233, 54 and 236 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2017, 2016 and 2015, respectively.

A. Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                         Asbestos Losses   Environmental Losses
                                       ------------------  -------------------
December 31,                           2017   2016   2015  2017   2016   2015
------------                           ----  -----  -----  ----   ----   ----
Direct -
Loss and LAE reserves, beginning of
  year                                 $838  $ 819  $ 969  $255   $149   $ 97
   Impact of pooling restructure
     transaction                         --    137     --    --     25     --
Incurred losses and LAE                   2     37    (29)    1     91     62
   Calendar year paid losses and LAE    (43)  (155)  (121)  (41)   (10)   (10)
                                       ----  -----  -----  ----   ----   ----
Loss and LAE Reserves, end of year     $797  $ 838  $ 819  $215   $255   $149
                                       ----  -----  -----  ----   ----   ----

Assumed reinsurance -
Loss and LAE reserves, beginning of
  year                                 $249  $ 264  $ 273  $ 15   $ 14   $ 13
   Impact of pooling restructure
     transaction                         --     43     --    --      2     --
Incurred losses and LAE                  27      1     33     6     (1)     1
   Calendar year paid losses and LAE    (18)   (59)   (42)   (2)    --     --
                                       ----  -----  -----  ----   ----   ----
Loss and LAE Reserves, end of year     $258  $ 249  $ 264  $ 19   $ 15   $ 14
                                       ----  -----  -----  ----   ----   ----

Net of reinsurance -
Loss and LAE reserves, beginning of
  year                                 $  1  $   9  $  --  $ --   $ --   $ 55
   Impact of pooling restructure
     transaction                         --      2     --    --     --     --
Incurred losses and LAE                  --     --     --    --     --     37
   Calendar year paid losses and LAE     --    (10)     9    --     --    (92)
                                       ----  -----  -----  ----   ----   ----
Loss and LAE Reserves, end of year     $  1  $   1  $   9  $ --   $ --   $ --
                                       ====  =====  =====  ====   ====   ====

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

Included in the table above are loss and LAE IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



              Asbestos                         Loss Reserves LAE Reserves
              December 31,                     2017   2016   2017   2016
              ------------                     ----   ----   ----   ----
              Direct basis:                    $406   $444   $45    $49
              Assumed reinsurance basis:         78     68     9      8
              Net of ceded reinsurance basis:    --     --    --     --

              Environmental                    Loss Reserves LAE Reserves
              December 31,                     2017   2016   2017   2016
              ------------                     ----   ----   ----   ----
              Direct basis:                    $68    $90    $29    $39
              Assumed reinsurance basis:         3      4      1      2
              Net of ceded reinsurance basis:   --     --     --     --

B. Loss Portfolio Transfer

As of February 12, 2018, the Company terminated and commuted certain existing reinsurance agreements with Eaglestone Reinsurance Company ("Eaglestone"). At the same time, the Company ceded substantially all commuted business as well as additional business through various loss portfolio transfer reinsurance agreements to DSA Reinsurance Company Limited ("DSA RE"). Refer to Note 12 for additional information on both the commutation and subsequent cessions.

Effective December 2015, certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined Pool) entered into four loss portfolio transfer reinsurance agreements with Eaglestone. Under these agreements, the Reinsureds ceded loss portfolio transfers of certain liabilities as follows: (1) Legacy Environmental loss reserves, (2) certain "Runoff" loss reserves, (3) certain Environmental Impairment Liability loss reserves, and (4) certain Medical Malpractice loss reserves. The total consideration paid by the Reinsureds, on a funds withheld basis, was approximately $1,490, equal to the total of the subject reserves for unearned premiums, and nominal losses and loss adjustment expenses (including IBNR). Pursuant to a permitted practice approved by the Company's regulator, the Company recognized its share of the consideration paid as paid losses, rather than as ceded premiums written and earned. Following the cession, the Company recognized a reduction in discount of $13 on the assumed loss reserves associated with one of the LPT agreements.

NAIC SAP allows for prospective accounting treatment for intercompany reinsurance agreements among companies 100% owned by a common parent provided there is no gain in surplus as a result of the transaction. Transfer of consideration in an amount equal to the statutory book value of the net reinsured liabilities ensures that there is no impact to surplus. In determining whether there was a gain in surplus as a result of the transaction, the Company excludes certain second order accounting effects, including loss reserve discounts and deferred tax effects. As a result, all of the LPT agreements are treated as prospective reinsurance by all parties to the LPTs.

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses

The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2017 and 2016 liabilities include $781 and $1,619 of such discounted reserves, respectively.

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2017, 2016 and 2015.

               Lines of Business                   2017 2016 2015
               -----------------                   ---- ---- ----
               Workers' Compensation
               Case Reserves                       $134 $96  $191

As of December 31, 2017 and 2016, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $162 and $154, respectively.

33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


Non-Tabular Discount

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2017, 2016 and 2015.

               Lines of Business                   2017 2016 2015
               -----------------                   ---- ---- ----
               Workers' Compensation
               Case Reserves                       $86  $159 $306

As of December 31, 2017 and 2016, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $187 and $260, respectively.

6. Related Party Transactions

A. Combined Pooling Agreement

2017 Pooling Restructure Transaction

As described in Note 1, effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

2016 Pooling Restructure Transaction

In 2016, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table shows the changes in assets, liabilities and surplus as a result of the 2016 Pooling Restructure Transaction:

                                                                            Amount
                                                                           -------
Assets:
   Agents' balances or uncollected premiums                                $   286
   Amounts recoverable from reinsurers                                          51
   Funds held by or deposited with reinsured companies                          31
   Other insurance assets                                                       37
                                                                           -------
       Total Assets                                                            405
                                                                           -------
Liabilities
   Unearned premium reserves (net)                                             521
   Reinsurance payable on paid losses and loss adjustment expenses              34
   Reserves for losses and loss adjustment expenses (net)                    2,265
   Funds held by company under reinsurance treaties                            227
   Ceded reinsurance premiums payable                                           47
   Other insurance liabilities                                                 140
                                                                           -------
       Total Liabilities                                                   $ 3,234
                                                                           -------
Statements of Operations and Changes in Surplus
   Net premiums written                                                    $   521
   Change in unearned premium reserves                                        (521)
                                                                           -------
   Premiums earned                                                              --
                                                                           -------
   Other underwriting expenses incurred                                         82
                                                                           -------
                                                                           -------
   Net loss                                                                    (82)
                                                                           -------
                                                                           -------
       Total change in Surplus                                                 (82)
                                                                           -------
Net Impact                                                                 $ 2,747
                                                                           -------
Consideration received
Securities received                                                        $    18
Cash received                                                                2,729
                                                                           -------
Consideration Received                                                     $ 2,747
                                                                           =======

Other underwriting expenses incurred represent the net expense allowance impact to the Company pursuant to the Combined Pooling Agreement.

The Company received a permitted practice from the domiciliary state that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Companies were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                  Net Admitted
  Line Description                   Assets    Liabilities Surplus Net Income
  ----------------                ------------ ----------- ------- ----------
  Change in nonadmitted assets        $--          $--      $(21)     $ --
  Workers' compensation discount       --           --        83        83
  Other allocations                    --           --       (20)      (14)
                                      ---          ---      ----      ----
  Total                               $--          $--      $ 42      $ 69
                                      ===          ===      ====      ====

B. American International Overseas Association

AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies entered into a reinsurance agreement to govern the business pooled in the Association. The current participation percentages for the Association Pool member companies are set forth in the table below.

                                                   NAIC Co. Participation
      Member Company                                 Code      Percent
      --------------                               -------- -------------
      Combined Pool Member companies, as follows:
      National Union                                19445        78%
      New Hampshire                                 23841        12%
      American Home                                 19380        10%

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


C. Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2017, 2016 and 2015 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2017, 2016 and 2015:



                                                 Assets Received by       Assets Transferred by
2017                                                 the Company               the Company
----                                            ---------------------  ---------------------------
Date of      Explanation of                     Statement
Transaction  Transaction     Name of Affiliate    Value   Description  Statement Value Description
-----------  --------------  -----------------  --------- -----------  --------------- -----------
 01/19/17    Purchase of
             securities       AIG, Inc.           $264    Securities        $264             Cash
 10/31/17    Purchase and
             sale of
             securities       Lexington            343    Securities         359       Securities
 10/31/17    Purchase of
             securities       Lexington             16          Cash          --
 10/31/17    Purchase and
             sale of
             securities       National Union       499    Securities         507       Securities
 10/31/17    Purchase of
             securities       National Union         9          Cash          --

                                                          Assets Received by           Assets Transferred by
2016                                                          the Company                   the Company
----                                                ------------------------------- ---------------------------
Date of      Explanation of
Transaction   Transaction         Name of Affiliate Statement Value   Description   Statement Value Description
-----------  --------------       ----------------- --------------- --------------- --------------- -----------
 01/25/16    Receivable for  (a)   AIG PC US             $650            Securities      $ --
             Capital
             Contribution
 02/29/16    Capital               AIG PC US              700            Securities        --
             Contribution
 06/30/16    Dividend              AIG PC US               --                             300       Securities
 09/30/16    Dividend              AIG PC US               --                             300       Securities
 Various     Sale of               The Variable           310                             310             Cash
             Securities            Annuity Life
                                   Insurance
                                   Company
 Various     Purchase of           American               187       Securities/Cash       187       Securities
             Securities            General Life
                                   Insurance
                                   Company

(a)  Refer to Note 11 for more detail.

37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)





                                                                      Assets Received by           Assets Transferred by
2015                                                                      the Company                   the Company
----                                                            ------------------------------- ---------------------------
Date of
Transaction Explanation of Transaction       Name of Affiliate  Statement Value  Description    Statement Value Description
----------- --------------------------       -----------------  --------------- --------------- --------------- -----------
 02/02/15         Dividend                    AIG PC US              $ --                            $600             Cash
 03/27/15         Purchase of                 AIG                     149           Securities        149             Cash
                  securities
 04/20/15         Sale of                     National Union          180                 Cash        180       Securities
                  securities
 05/01/15         Purchase of                 National Union          171           Securities        171             Cash
                  securities
 05/15/15         Sale of                     Eaglestone              164                 Cash        164       Securities
                  securities
 05/15/15         Purchase of                 Eaglestone              164           Securities        164             Cash
                  securities
 06/29/15         Dividend                    AIG PC US                --                   --        286       Securities
 06/29/15         Dividend                    AIG PC US                --                   --         14             Cash
 06/30/15         Parent loan           (a)   AIG PC US               211                 Cash         --
 07/01/15         Repayment of                AIG PC US                --                   --        211             Cash
                  Parent loan
 08/10/15         Sale of                     National Union          244                 Cash        244       Securities
                  securities
 08/28/15         Dividend                    AIG PC US                --                   --        300             Cash
 12/31/15         Securities                  American                362       Private Equity        362       Securities
                  transferred                 General Life
                                              Insurance
                                              Company
 12/31/15         Capital               (b)   AIG PC US               650          Receivables         --               --
                  Contribution

(a)  Refer to Note 6H for more details on the Parent loan.
(b)  Refer to Note 11 for more details.

D. Purchase of SCA

As part of its legal entity simplification efforts, on April 1, 2015, the Company issued a $122 promissory note to AIU as consideration for the purchase of AIG Insurance Company China Limited. AIU distributed the promissory note within the AIG group of companies, and the promissory note was returned to the Company as a capital contribution.

E. Amounts Due to or from Related Parties

At December 31, 2017 and 2016, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

         As of December 31,                                   2017 2016
         ------------------                                   ---- ----
         Balances with other member pool companies            $  1 $  1
         Balances with other affiliates                          4   12
                                                              ---- ----
         Receivable from parent, subsidiaries and affiliates  $  5 $ 13
                                                              ---- ----
         Balances with National Union                         $658 $406
         Balances with other member pool companies              --    3
         Balances with other affiliates                         16   60
                                                              ---- ----
         Payable to parent, subsidiaries and affiliates       $674 $469
                                                              ==== ====

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2017 and 2016 were $(12) and $88, respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2017 or 2016.

38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


F. Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

G. Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2017, 2016 and 2015:

                 Affiliates                     2017 2016 2015
                 ----------                     ---- ---- ----
                 AIG Claims Inc.                $201 $173 $250
                 AIG PC Global Services, Inc.*    46  100  166
                                                ---- ---- ----
                    Total                       $247 $273 $416
                                                ==== ==== ====

* AIG PC Global Services, Inc. is below one-half of one percent in 2017 and 2016.

In 2017, 2016 and 2015 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

H. Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2017 and 2016, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

..   The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

..   The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

..   The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

7. Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company assumes reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the years ended December 31, 2017, 2016 and 2015:

                                      2017           2016           2015
  Years Ended December 31,       -------------- -------------- --------------
                                 Written Earned Written Earned Written Earned
  -------------------------      ------- ------ ------- ------ ------- ------
  Direct premiums                   682     592    715     481    576     378
  Reinsurance premiums assumed:
  Affiliates                      7,243   7,527  8,658   8,182  7,714   7,503
  Non-affiliates                    298     276    311     217    109     160
                                 ------  ------ ------  ------ ------  ------
     Gross premiums               8,223   8,395  9,684   8,880  8,399   8,041
                                 ------  ------ ------  ------ ------  ------
  Reinsurance premiums ceded:
  Affiliates                      1,264   1,205  1,513   1,169  1,118     972
  Non-affiliates                  1,928   2,020  1,903   1,659  1,572   1,574
                                 ------  ------ ------  ------ ------  ------
     Net premiums                $5,031  $5,170 $6,268  $6,052 $5,709  $5,495
                                 ======  ====== ======  ====== ======  ======

As of December 31, 2017 and 2016, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                                Paid  Reserves
                                      Unearned Losses   for
                                      Premium   and    Losses
                                      Reserves  LAE   and LAE
                                      -------- ------ --------
                  December 31, 2017:
                  Affiliates           $1,068   $ 59  $ 9,829
                  Non-affiliates          608    266    7,747
                                       ------   ----  -------
                     Total             $1,676   $325  $17,576
                                       ======   ====  =======
                  December 31, 2016:
                  Affiliates           $1,007   $ 64  $10,436
                  Non-affiliates          700    275    7,865
                                       ------   ----  -------
                     Total             $1,707   $339  $18,301
                                       ======   ====  =======

A. Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2017 and 2016 with the return of the unearned premium reserve is as follows:

                     Assumed Reinsurance Ceded Reinsurance         Net
                     ------------------  ------------------ -----------------
                     Premium  Commission Premium Commission Premium Commission
                     Reserve    Equity   Reserve   Equity   Reserve   Equity
                     -------  ---------- ------- ---------- ------- ----------
  December 31, 2017
  Affiliates         $4,150      $745    $1,068     $179    $3,082     $566
  All Other             161        29       608      102      (447)     (73)
                     ------      ----    ------     ----    ------     ----
  Total              $4,311      $774    $1,676     $281    $2,635     $493
                     ------      ----    ------     ----    ------     ----
  December 31, 2016
  Affiliates         $4,420      $750    $1,007     $160    $3,413     $590
  All Other             139        24       700      111      (561)     (87)
                     ------      ----    ------     ----    ------     ----
  Total              $4,559      $774    $1,707     $271    $2,852     $503
                     ======      ====    ======     ====    ======     ====

40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)



B. Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2017 and 2016 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

            Reinsurer                                 2017    2016
            ---------                                ------- -------
            Affiliates:
               Combined Pool*                        $ 8,648 $ 9,027
               Eaglestone Reinsurance Company          1,019     986
               Other affiliates                            3      54
                                                     ------- -------
               Total affiliates                      $ 9,670 $10,067
                                                     ------- -------
               Berkshire Hathaway Group                4,733   1,025
               Swiss Re Group                            536     590
               Munich Re Group**                          85     227
                                                     ------- -------
            Total Non-affiliates                       5,354   1,842
                                                     ------- -------
               Total affiliates and non-affiliates   $15,024 $11,909
                                                     ======= =======

* Includes intercompany pooling impact of $887 related to Unearned Premium Reserve, $7,505 related to Reserves for Losses and LAE and $17 related to Paid losses and LAE as of and for the year ended December 31, 2017, and $812, $8,049, and $23, respectively, as of and for the year ended December 31, 2016
** Munich Re Group is less than 3% in 2017

C. Reinsurance Recoverable in Dispute

At December 31, 2017 and 2016, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $58 and $86 as of December 31, 2017 and 2016, respectively.

D. Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's
80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2017 and 2016 was $1,426 and $1,113, respectively. American Home's share of this gain as of December 31, 2017 and 2016 was $689 and $514, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

E. Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2017 and 2016 the amount in trust was $3,703 and $3,135, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2017 and 2016 was $1,295 and $1,353, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


F. Commutation of Ceded Reinsurance

During 2015, the Pool completed a commutation with Transatlantic Reinsurance Company and its subsidiaries ("Transatlantic") associated with both ceded and assumed reinsurance agreements covering the amounts due under, or in connection with, 1986 and prior reinsurance agreements and U.S. asbestos claims under 1987 and later reinsurance agreements. A total of $400 was paid by Transatlantic as a net commutation payment. A significant portion of the commuted arrangements related to asbestos losses that are subject to the retroactive reinsurance agreement with NICO. Of the total consideration, Transatlantic paid $350 directly to NICO pursuant to the Company's arrangement whereby NICO administers the claims, bills and collects directly from reinsurers. The Combined Pool recognized a loss in 2015 of $44 related to the portion of the commutation arrangement retained by the Combined Pool member companies, of which the Company's share was $13.

8. Income Taxes

U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g. reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the property and casualty insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of proration adjustments.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provides guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addresses situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company must reflect the following:

..   Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete;

..   Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable; and

..   If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

Consistent with requirements of SSAP 101, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017 is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of provision of income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with SSAP 101 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Property and Casualty Insurance Companies

The Tax Act modified computations of insurance reserves for property and casualty insurance companies. Specifically, the Act extends the discount period for certain long-tail lines of business from 10 years to 24 years and increases the discount rate, replacing the applicable federal rate for a

42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


higher-yield corporate bond rate, and eliminates the election allowing companies to use their historical loss payment patterns for loss reserve discounting. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years. Accordingly, at December 31, 2017, these changes give rise to a new deferred tax liability. We have recorded a reasonable estimate of $74 with respect to this deferred tax liability. This increase in deferred tax liabilities is offset by an increase in the deferred tax asset related to loss reserves as a result of applying the new provisions of the Tax Act.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that our reliance on provisional estimates would have a material impact on our determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are a non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, we continued accounting for these investments in accordance with SSAP 101 on the basis of the tax laws in effect before enactment of the Tax Act, and no provisional estimates were recorded.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2017 and 2016 are as follows:

                                     12/31/2017              12/31/2016                Change
                               ----------------------- ----------------------- ----------------------
                               Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                               -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                       $1,000   $167   $1,167  $1,556   $192   $1,748  $(556)   $(25)  $(581)
Statutory Valuation Allowance       --     20       20      --     32       32     --     (12)    (12)
                                ------   ----   ------  ------   ----   ------  -----    ----   -----
Adjusted Gross DTA               1,000    147    1,147   1,556    160    1,716   (556)    (13)   (569)
Nonadmitted DTA                     13     --       13     387     --      387   (374)     --    (374)
                                ------   ----   ------  ------   ----   ------  -----    ----   -----
Subtotal Admitted DTA              987    147    1,134   1,169    160    1,329   (182)    (13)   (195)
DTL                                173    147      320     328    160      488   (155)    (13)   (168)
                                ------   ----   ------  ------   ----   ------  -----    ----   -----
Net Admitted DTA/(DTL)          $  814   $ --   $  814  $  841   $ --   $  841  $ (27)   $ --   $ (27)
                                ======   ====   ======  ======   ====   ======  =====    ====   =====

At December 31, 2017, the Company recorded gross deferred tax assets ("DTA") of $1,167. A valuation allowance was established on net capital deferred tax assets of $20 as it is management's belief that certain assets will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2017 and 2016:

                                                        12/31/2017              12/31/2016                Change
                                                  ----------------------- ----------------------- ----------------------
                                                  Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                                  -------- ------- ------ -------- ------- ------ -------- ------- -----
Adjusted gross DTAs realizable within 36
  months or 15 percent of statutory surplus (the
  lesser of 1 and 2 below)                          $814    $ --   $  814  $  841   $ --   $  841  $ (27)   $ --   $ (27)
   1. Adjusted gross DTAs realizable within
     36 months                                       816      --      816     966     --      966   (150)     --    (150)
   2. 15 percent of statutory surplus                 NA      NA      814      NA     NA      841     NA      NA     (27)
Adjusted gross DTAs that can be offset against
  DTLs                                               173     147      320     328    160      488   (155)    (13)   (168)
                                                    ----    ----   ------  ------   ----   ------  -----    ----   -----
   Total DTA admitted as the result of
     application of SSAP 101                        $987    $147   $1,134  $1,169   $160   $1,329  $(182)   $(13)  $(195)
                                                    ====    ====   ======  ======   ====   ======  =====    ====   =====

                                                                               2017   2016
                                                                              ------ ------
Ratio percentage used to determine recovery period and threshold limitation
  amount                                                                        369%   362%
Amount of adjusted capital and surplus used to determine recovery period and
  threshold limitation in (2) above.                                          $5,424 $5,607

43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following table shows the components of the current income tax expense (benefit) for the periods listed:

         For the years ended December 31,           2017  2016  Change
         --------------------------------           ----  ----  ------
         Federal income tax                         $(79) $(45)  $(34)
         Foreign income tax                           10    11     (1)
                                                    ----  ----   ----
         Subtotal                                    (69)  (34)   (35)
                                                    ----  ----   ----
         Federal income tax on net capital gains      82    61     21
                                                    ----  ----   ----
         Federal and foreign income taxes incurred  $ 13  $ 27   $(14)
                                                    ====  ====   ====

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2017 and 2016:

                                                  2017   2016  Change
                                                 ------ ------ ------
          Ordinary
          Discounting of unpaid losses           $  192 $  309 $(117)
          Nonadmitted assets                         25     61   (36)
          Unearned premium reserve                  173    304  (131)
          Bad debt expense                           15     26   (11)
          Net operating loss carry forward          423    620  (197)
          Foreign tax credit carry forward           62     57     5
          Investments                                32     78   (46)
          Mortgage Contingency Reserve               22     23    (1)
          Intangible Assets                          15     21    (6)
          Other temporary differences                41     57   (16)
                                                 ------ ------ -----
          Subtotal                                1,000  1,556  (556)
          Nonadmitted                                13    387  (374)
                                                 ------ ------ -----
          Admitted ordinary deferred tax assets  $  987 $1,169 $(182)
                                                 ------ ------ -----
          Capital
          Investments                            $  162 $  181 $ (19)
          Unrealized capital losses                   5     11    (6)
                                                 ------ ------ -----
          Subtotal                                  167    192   (25)
                                                 ------ ------ -----
          Statutory valuation allowance              20     32   (12)
                                                 ------ ------ -----
          Admitted capital deferred tax assets      147    160   (13)
                                                 ------ ------ -----
          Admitted deferred tax assets           $1,134 $1,329 $(195)
                                                 ====== ====== =====

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2017 and 2016:

                                                          2017 2016 Change
                                                          ---- ---- ------
      Ordinary
      Investments                                         $ 86 $124 $ (38)
      Intangible Assets                                     --   14   (14)
      Deferred Reinsurance Gain                             --  180  (180)
      Tax Act adjustment to discounting of unpaid losses    74   --    74
      Section 481(a) adjustment                              6   --     6
      Other temporary differences                            7   10    (3)
                                                          ---- ---- -----
      Subtotal                                             173  328  (155)
                                                          ---- ---- -----
      Capital
      Investments                                         $ 45 $ 65 $ (20)
      Unrealized capital gains                             101   94     7
      Other temporary differences                            1    1    --
                                                          ---- ---- -----
      Subtotal                                             147  160   (13)
                                                          ---- ---- -----
      Deferred tax liabilities                             320  488  (168)
                                                          ---- ---- -----
      Net deferred tax assets/liabilities                 $814 $841 $ (27)
                                                          ==== ==== =====

44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The change in net deferred tax assets is comprised of the following:

                                                                        2017    2016   Change
                                                                       ------  ------  ------
Adjusted gross deferred tax assets                                     $1,147  $1,716  $(569)
Total deferred tax liabilities                                           (320)   (488)   168
                                                                       ------  ------  -----
Net deferred tax assets (liabilities)                                     827   1,228   (401)
Tax effect of unrealized gains (losses) (excluding impact of Tax Act)                    (77)
Impact of Tax Act on tax effect of unrealized gains (losses)                              64
                                                                                       -----
Total change in net deferred tax                                                       $(388)
                                                                                       =====
Change in deferred tax - current year                                                    198
Change in deferred tax - impact of Tax Act                                              (588)
Change in deferred tax - current year - other surplus items                               (4)
                                                                                       -----
Change in deferred tax - current year -total                                             394
                                                                                       -----
Change in deferred tax - prior period correction                                          (6)
                                                                                       -----
Total change in deferred tax - current year                                            $(388)
                                                                                       =====

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2017:

                                                    Current Deferred Total
                                                    ------- -------- -----
      SSAP 3 impact:
      SSAP 3 - general items                          $ 3     $ (1)  $  2
      SSAP 3 - statutory valuation allowance           --        7      7
                                                      ---     ----   ----
      Subtotal SSAP 3                                   3        6      9
      SSAP 3 - unrealized gain/loss                    --      (11)   (11)
                                                      ---     ----   ----
      SSAP 3 - adjusted tax assets and liabilities      3       (5)    (2)
      SSAP 3 - nonadmitted impact                      --       10     10
                                                      ---     ----   ----
      Total SSAP 3 impact                             $ 3     $  5   $  8
                                                      ===     ====   ====

45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2017, 2016 and 2015:

                                                                       2017              2016              2015
                                                                 ----------------  ----------------  ----------------
Description                                                      Amount Tax Effect Amount Tax Effect Amount Tax Effect
-----------                                                      ------ ---------- ------ ---------- ------ ----------
Net Income (Loss) Before Federal Income Taxes and Capital Gains
  Taxes                                                          $(380)   $(133)   $(216)   $ (76)   $ (70)    $(24)
Book to Tax Adjustments:
Tax Exempt Income, net of proration                                (71)     (25)    (118)     (41)    (124)     (43)
Transfer Pricing                                                    --       --       (5)      (2)     (35)     (12)
Change in Nonadmitted Assets                                        46       16       19        7       25        9
Change in Tax Position                                              --        2       --       17       --        1
Statutory Valuation Allowance                                       --       (5)      --       32       --       --
Return to Provision                                                 --       (3)      --       (7)      --       (1)
Change in contingency reserve                                      (39)     (14)     (44)     (15)     (22)      (8)
Impact of Tax Act                                                           588
Real Estate Redemption                                             (72)     (25)
Other                                                                6        6        2       --        2        3
                                                                 -----    -----    -----    -----    -----     ----
Total Book to Tax Adjustments                                     (130)     540     (146)      (9)    (154)     (51)
                                                                 -----    -----    -----    -----    -----     ----
Total Income Tax                                                 $(510)   $ 407    $(362)   $ (85)   $(224)    $(75)
                                                                 =====    =====    =====    =====    =====     ====
Federal and Foreign Income Taxes Incurred                           --      (69)      --      (34)      --      (10)
Federal Income Tax on Net Capital Gains                             --       82       --       61       --       15
Change in Net Deferred Income Taxes                                 --      394       --     (118)      --      (80)
Less: Change in Deferred Tax - Other Surplus Items                  --       --       --        6       --       --
                                                                 -----    -----             -----              ----
Total Income Tax                                                 $  --    $ 407    $  --    $ (85)   $  --     $(75)
                                                                 =====    =====    =====    =====    =====     ====

Operating loss and tax credit carry-forwards

At December 31, 2017, the Company had net operating loss carry forwards
  originating during the years 2011 to 2017 and expiring through 2037 of:         $2,012
At December 31, 2017, the Company had no capital loss carry-forwards.             $   --
At December 31, 2017, the Company had no AMT credit carry-forwards.               $   --
At December 31, 2017, the Company had foreign tax credits originating during the
  years 2012 to 2017 and expiring through 2027 of:                                $   62

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2017. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2017, there was a $17 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2017, the tax years from 2000 to 2016 remain open.

The following table lists those companies that form part of the 2017 AIG consolidated federal income tax return:

46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------- ------------------------- ------------------------
245 LGC Hotel Owner LLC   A.I. Credit Consumer      A.I. Credit Corp.         ABI Holdings LLC          AGC Life Insurance
                          Discount Company                                                              Company

AGLIC GRE Harrison        AH Land 1470 Palmetto,    AH SubGP 1000 Woodwind    AH SubGP 1007 Highland    AH SubGP 1008 Castle
Investor, LLC             LLC                       Lakes, LLC                Meadow, LLC               Highlands, LLC

AH SubGP 1020             AH SubGP 1045             AH SubGP 1098 Green       AH SubGP 1120 Camp        AH SubGP 1122 English
Collingham, LLC           Montgomery, LLC           Pines, LLC                Verde, LLC                Oaks, LLC

AH SubGP 1158 Flat Iron,  AH SubGP 1167             AH SubGP 1199 Rancho      AH SubGP 1207 Park        AH SubGP 1209
LLC                       Steeplechase, LLC         Del Sol, LLC              Place, LLC                Honeycreek, LLC

AH SubGP 1210 Geronimo,   AH SubGP 1211 Mision Del  AH SubGP 1212 Painted     AH SubGP 1248 North       AH SubGP 1263 West
LLC                       Valle, LLC                Desert, LLC               Vista, LLC                Virginia, LLC

AH SubGP 1324 Crossings   AH SubGP 1371 University  AH SubGP 1384 Woodglen,   AH SubGP 1422 Gardens at  AH SubGP 1433 Magnolia,
at Heritage, LLC          Square, LLC               LLC                       Stafford, LLC             LLC

AH SubGP 1470 Palmetto,   AH SubGP 1535 Hunter's    AH SubGP 1548 Walnut, LLC AH SubGP 1551 Spanish     AH SubGP 1597 Broadmoor,
LLC                       Run, LLC                                            Creek, LLC                LLC

AH SubGP 1600 Rainer, LLC AH SubGP 1631 Broadway,   AH SubGP 1661 Woodchase,  AH SubGP 1694 Sonoma, LLC AH SubGP 206 West Park,
                          LLC                       LLC                                                 LLC

AH SubGP 245 Garland, LLC AH SubGP 306 Piedmont,    AH SubGP 348 River Run,   AH SubGP 39 Wellington    AH SubGP 472 Carolina
                          LLC                       LLC                       Place, LLC                Spring, LLC

AH SubGP 474 Arrowhead    AH SubGP 479 Sunrise, LLC AH SubGP 503 Southgate    AH SubGP 516              AH SubGP 585 St. Clair,
Ridge, LLC                                          II, LLC                   Merrilltown, LLC          LLC

AH SubGP 586 Charlotte    AH SubGP 592 Waterford    AH SubGP 603 Casa         AH SubGP 672 Kings        AH SubGP 675 Greenbrier,
Spring, LLC               at Summit View, LLC       Grande, LLC               Crest, LLC                LLC

AH SubGP 706 River Run    AH SubGP 716 Villas of    AH SubGP 757 Argyle       AH SubGP 785 Mayfield,    AH SubGP 787 North
II, LLC                   Mission Bend, LLC         Avenue, LLC               LLC                       Knoll, LLC

AH SubGP 821 San Luis     AH SubGP 835 Whispering,  AH SubGP 911 Mainland,    AH SubGP 914 Grand        AH SubGP 919 MS
Bay, LLC                  LLC                       LLC                       Pointe II, LLC            Loveland, LLC

AH SubGP 929 Collinwood,  AH SubGP 935 Dunlop       AH SubGP 936 Emmaus, LLC  AH SubGP 940 Crescent     AH SubGP 943 Southcreek,
LLC                       farms, LLC                                          Pointe, LLC               LLC

AH SubGP 997 Maxey, LLC   AH SubGP GAG Gandolf, LLC AH SubGP MDL, LLC         AHAC GRE Harrison         AICCO, Inc. [Delaware]
                                                                              Investor, LLC

AIG Aerospace Adjustment  AIG Aerospace Insurance   AIG Asset Management      AIG Assurance Company     AIG BG Holdings LLC
Services, Inc.            Services, Inc.            (U.S.), LLC

AIG Capital Corporation   AIG Capital Services,     AIG Castle Holdings II    AIG Castle Holdings LLC   AIG Central Europe & CIS
                          Inc.                      LLC                                                 Insurance Holdings
                                                                                                        Corporation

AIG Century               AIG Claims, Inc.          AIG Commercial Equipment  AIG Commercial Equipment  AIG Consumer Finance
Verwaltungsgesellschaft                             Finance Company, Canada   Finance, Inc.             Group, Inc.
mbH

AIG Credit (Europe)       AIG Credit Corp.          AIG Direct Insurance      AIG Employee Services,    AIG Equipment Finance
Corporation                                         Services, Inc.            Inc.                      Holdings, Inc.

AIG Europe Holdings       AIG FCOE, Inc.            AIG Federal Savings Bank  AIG Financial Advisor     AIG Financial Products
Limited                                                                       Services, Inc.            Corp.

AIG Fund Services, Inc.   AIG G5, Inc.              AIG Global Asset          AIG Global Capital        AIG Global Real Estate
                                                    Management Holdings Corp. Markets Securities, LLC   Investment (Europe)
                                                                                                        Limited

AIG Global Real Estate    AIG Global Real Estate    AIG Global Real Estate    AIG Home Loan 1, LLC      AIG Home Loan 2, LLC
Investment Corp.          Investment Corp. [Russia] Investment de Mexico, S.
                                                    de R.L. de C.V.

AIG Home Loan 3, LLC      AIG Home Loan 4, LLC      AIG Home Loan 5, LLC      AIG Insurance Management  AIG International Inc.
                                                                              Services, Inc.

AIG Kirkwood, Inc.        AIG Korean Real Estate    AIG Life Holdings, Inc.   AIG Life of Bermuda, Ltd. AIG Lodging
                          Development YH                                                                Opportunities, Inc.

47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

        Company                   Company                   Company                   Company                   Company
------------------------- ------------------------- ------------------------  ------------------------  -------------------------
AIG Markets, Inc.         AIG Matched Funding Corp. AIG MEA Investments and   AIG MEA Investments and   AIG Mortgage Capital, LLC
                                                    Services, Inc. [Dubai     Services, LLC
                                                    Airport Free Zone]

AIG North America, Inc.   AIG Offshore Systems      AIG PC European           AIG PC Global Services,   AIG PC Global Services,
                          Services, Inc.            Insurance Investments     Inc.                      Inc. United Kingdom
                                                    Inc.                                                branch

AIG Portfolio Solutions   AIG Procurement           AIG Property Casualty     AIG Property Casualty     AIG Property Casualty
LLC                       Services, Inc.            Company                   Europe Financing Limited  Inc.

AIG Property Casualty     AIG Property Casualty     AIG Realty, Inc.          AIG Relocation, Inc.      AIG S1, Inc.
International, LLC        U.S., Inc.

AIG Securities Lending    AIG Shared Services       AIG Shared Services       AIG Shared Services       AIG Specialty Insurance
Corp.                     Corporation               Corporation - Management  Corporation               Company
                                                    Services                  (Philippnines Branch)

AIG Spring Ridge I, Inc.  AIG Technologies, Inc.    AIG Trading Group Inc.    AIG Travel Assist, Inc.   AIG Travel EMEA Limited

AIG Travel Europe Limited AIG Travel, Inc.          AIG United Guaranty       AIG United Guaranty,      AIG Warranty Services of
                                                    Agenzia Di Assicurazione  Sociedad Limitada         Florida, Inc.
                                                    S.R.L.

AIG Warranty Services,    AIG WarrantyGuard, Inc.   AIG.COM, Inc.             AIG-FP Capital            AIG-FP Matched Funding
Inc.                                                                          Preservation Corp.        Corp.

AIG-FP Pinestead          AIG-FP Private Funding    AIG-FP Structured         AIGGRE 19 Chapin          AIGGRE 251 West 30th
Holdings Corp.            (Cayman) Limited          Finance (Cayman) Limited  Investor LLC              Street Investor LLC

AIGGRE 401 Hennepin       AIGGRE 520 Eola Investor  AIGGRE 5th and Summit     AIGGRE 6037 Investor LLC  AIGGRE 950 Second
Investor LLC              LLC                       Investor LLC                                        Investor, LLC

AIGGRE Bartlett Investor  AIGGRE Bartlett Investor  AIGGRE Beachwalk          AIGGRE Bellevue II        AIGGRE Bellevue
I LLC                     II LLC                    Investor LLC              Investor LLC              Investor, LLC

AIGGRE Bonita Springs     AIGGRE Bridges/Angeline   AIGGRE Carrollton         AIGGRE Cherry Creek       AIGGRE City Center
Investor LLC              Investor, LLC             Investor LLC              Investor, LLC             Investor LLC

AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe     AIGGRE Clarity Pointe
Coconut Creek Investor    Investor LLC              Platform LLC              Stuart Investor LLC       Tallahassee Investor LLC
LLC

AIGGRE Columbia Hotel     AIGGRE Columbia Pike, LLC AIGGRE Consolidated       AIGGRE Corte Madera, LLC  AIGGRE Crescent Bellevue
Investor LLC                                        Retail Holdco LLC                                   Investor LLC

AIGGRE Crest Ridge        AIGGRE D36 Investor LLC   AIGGRE Dakota Springs     AIGGRE DC Ballpark        AIGGRE Dunwoody
Senior Housing Investor                             Investor LLC              Investor, LLC             Investor, LLC
LLC

AIGGRE Edgewater          AIGGRE Emerald Bay Club   AIGGRE EOLA, LLC          AIGGRE Fairfax, LLC       AIGGRE Fairways Investor
Investor LLC              Investor LLC                                                                  LLC

AIGGRE Forest City West   AIGGRE Foundry Investor   AIGGRE Gainesville West   AIGGRE Gardens Investor,  AIGGRE GT Assisted
Village Investor, LLC     LLC                       38 Investor LLC           LLC                       Living Investor, LLC

AIGGRE Hazel Dell         AIGGRE Hill7 Investor LLC AIGGRE Hyde Park, LLC     AIGGRE Island Club        AIGGRE King's Crossing
Investor LLC                                                                  Investor LLC              Investor LLC

AIGGRE Lake Norman        AIGGRE Lane Field         AIGGRE Laurel Towne       AIGGRE Lexington Hotel    AIGGRE Livermore
Investor LLC              Investor LLC              Centre Investor LLC       Investor LLC              Longfellow Investor LLC

AIGGRE LSU Baton Rouge,   AIGGRE Maple, LLC         AIGGRE Market Street II   AIGGRE Market Street LLC  AIGGRE Metro Place, LLC
LLC                                                 LLC

AIGGRE Mills Investor LLC AIGGRE MXIP-OD l LLC      AIGGRE MXIP-OD ll LLC     AIGGRE Mystic, LLC        AIGGRE Naples Investor
                                                                                                        LLC

AIGGRE Nashville Hotel    AIGGRE North Central      AIGGRE North Getty        AIGGRE Oakland Investor   AIGGRE Papermill
Investor LLC              Investor LLC              Investor LLC              LLC                       Investor I LLC

AIGGRE Papermill          AIGGRE Park Central II    AIGGRE Park Central, LLC  AIGGRE Paterson Investor  AIGGRE Peachtree, LLC
Investor II LLC           Investor LLC                                        LLC

48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

       Company                 Company                 Company                 Company                 Company
----------------------- ----------------------- ----------------------- ----------------------- -----------------------
AIGGRE Pearl Block 136  AIGGRE Rancho           AIGGRE Redmond          AIGGRE Retail Investor  AIGGRE Retail Investor
Investor LLC            Dominguez Investor LLC  Investor, LLC           I, LLC                  II, LLC

AIGGRE Ritz Block       AIGGRE Riverfront, LLC  AIGGRE Riverhouse       AIGGRE San Pedro        AIGGRE Solana Olde
Investor LLC                                    Investor LLC            Industrial Owner LLC    Town Investor LLC

AIGGRE St. Charles      AIGGRE St. Simons       AIGGRE ST. Tropez       AIGGRE SWII Investor    AIGGRE Tampa Parkland
Investor LLC            Investor LLC            Investor LLC            LLC                     GP, LLC

AIGGRE Tampa Parkland,  AIGGRE Toringdon        AIGGRE Torrance II LLC  AIGGRE Torrance, LLC    AIGGRE UMN Hotel
LLC                     Investor LLC                                                            Investor LLC

AIGGRE Uptown Village   AIGGRE Vantage Point    AIGGRE Vista, LLC       AIGGRE Williamsburg LLC AIGGRE Windy Ridge
Investor LLC            Investor LLC                                                            Investor LLC

AIU Insurance Company   AIUH LLC                Akita, Inc.             Alabaster Capital LLC   AM Holdings LLC

Ambler Holding Corp.    American Athletic       American General        American General        American General
                        Club, Inc.              Annuity Service         Assignment Corporation  Assignment Corporation
                                                Corporation                                     of New York

American General        American General Life   American General Life   American General Life   American General
Insurance Agency, Inc.  Insurance Co.           Insurance Company       Services Company, LLC   Realty Investment
                                                                                                Corporation

American Home           American International  American International  American International  American International
Assurance Company       Facilities Management,  Group, Inc.             Realty Corporation      Reinsurance Company,
                        LLC                                                                     Ltd.

Applewood Funding Corp. Barnegat Funding Corp.  Barnegat Funding Trust  Blackbird               Blackcap Investments
                                                2015-1                  Investments LLC         LLC

Bluewood Investments    Branch Retail Partners  C&I UK Investments Ltd. CAP Investor 1, LLC     CAP Investor 10, LLC
LLC                     Consolidated, L.P.

CAP Investor 2, LLC     CAP Investor 4, LLC     CAP Investor 5, LLC     CAP Investor 8, LLC     Castle 2003-2 Trust

Castle US Inc.          CEF Lease Holding, LLC  Charleston Bay SAHP     Chartis Excess Limited  Cherrywood Investments
                                                Corp.                                           LLC

Commerce and Industry   Connective Mortgage     Crossings SAHP Corp.    Curzon Funding Limited  Curzon Funding LLC
Insurance Company       Advisory Company

Curzon Street Funding   Deerfield Gillete, LLC  Design Professionals    DIL/SAHP Corp.          Eaglestone Reinsurance
Designated Activity                             Association Risk                                Company
Company                                         Purchasing Group, Inc.

Eastcheap Investments   Eastgreen, Inc.         F 2000, Inc.            Falls Church Corporate  First Principles
(Cayman) Limited                                                        Center LLC              Capital Management, LLC

Fischbach L.L.C.        Flamebright Investment  Forest SAHP Corp.       FQA Master Tenant MM,   French Quarter
                        Limited                                         LLC                     Apartments Manager, LLC

Global Loss             Global Loss             Grand Savannah SAHP     Granite State           Graphite Management LLC
Prevention, Inc.        Prevention, Inc.        Corp.                   Insurance Company
                        [Canada]

Hamilton Customer Care  Hamilton Insurance      Hamilton Services, LLC  Hamilton Specialty      Hamilton U.S.
Insurance Services, LLC Company                                         Insurance Company       Holdings, Inc.

Health Direct, Inc.     HPIS Limited            HPSC Hotel Owner LLC    HUMAN CONDITION         Illinois National
                                                                        SAFETY, INC.            Insurance Co.

Knickerbocker           Lavastone Capital LLC   Lexington Insurance     Livetravel, Inc.        Lower Makefield
Corporation                                     Company                                         Investor LLC

LSTREET I, LLC          LSTREET II, LLC         MG Reinsurance Limited  MIP Mezzanine, LLC      MIP PE Holdings, LLC

Morefar Marketing, Inc. Mt. Mansfield Company,  National Union Fire     National Union Fire     New Hampshire
                        Inc.                    Insurance Company Of    Insurance Company Of    Insurance Company
                                                Pittsburgh              Vermont

Nightingale Finance     Nightingale Finance LLC NSM Holdings, Inc.      NSM Investments, Inc.   OHCAP Investor 12, LLC
Limited

Orangewood Investments  Peachwood, LLC          Pearce & Pearce, Inc.   Persimmon LLC           Pine Street Real
LLC                                                                                             Estate Holdings Corp.

Plumwood, LLC           Prairie SAHP Corp.      Quartz Holdings LLC     Raptor Funding Corp.    Rialto Melbourne
                                                                                                Investor LLC

49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

        Company                   Company                   Company                   Company                   Company
------------------------  ------------------------  ------------------------- ------------------------- -------------------------

Risk Specialists          Rokland Limited           SA Affordable Housing,    SA Investment Group, Inc. SAAHP GP Corp.
Companies Insurance                                 LLC
Agency, Inc.

SAFG Retirement           SAHP GA III - SC LLC      SAHP NCCAP 18, LLC        SAHP NCCAP 19, LLC        SAI Deferred
Services, Inc.                                                                                          Compensation Holdings,
                                                                                                        Inc.

Sandstone (2016) Ltd.     SCSP Corp.                Service Net Solutions of  Service Net Warranty, LLC Seventh Street Funding
                                                    Florida, LLC                                        LLC

Slate Capital LLC         SLP Housing GPDNAC, LLC   SNW Insurance Agency, LLC SPIA I LLC                Spicer Energy LLC

Spicer Holding Corp.      Spruce Peak Realty, LLC   Stoneland Limited         Stowe Country Club LLC    Stowe Mountain Holdings,
                                                                                                        Inc.

SubGen NT, Inc.           SunAmerica Affordable     SunAmerica Asset          SunAmerica Fund Assets    SunAmerica Fund Assets
                          Housing Partners, Inc.    Management, LLC           101, LLC                  107, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
115, LLC                  123, LLC                  125, LLC                  127, LLC                  130, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
133, LLC                  134, LLC                  138, LLC                  155, LLC                  167, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
46, LLC                   47, LLC                   48, LLC                   51, LLC                   52, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
53, LLC                   54, LLC                   56, LLC                   57, LLC                   58, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
59, LLC                   60, LLC                   62, LLC                   63, LLC                   64, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
65, LLC                   67, LLC                   68, LLC                   69. LLC                   70, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
71, LLC                   72, LLC                   73, LLC                   74 LLC                    75, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
76, LLC                   77, LLC                   78, LLC                   79, LLC                   80, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
82, LLC                   85, LLC                   86, LLC                   88, LLC                   90, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
92, LLC                   95, LLC                   96, LLC                   II, LLC                   VII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
VIII, LLC                 XI, LLC                   XIII, LLC                 XIX, LLC                  XL, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XLI, LLC                  XLII, LLC                 XLIII, LLC                XVII, LLC                 XVIII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXIV, LLC                 XXIX, LLC                 XXV, LLC                  XXVI, LLC                 XXVII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXVIII, LLC               XXX, LLC                  XXXI, LLC                 XXXII, LLC                XXXIII, LLC

SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets    SunAmerica Fund Assets
XXXIV, LLC                XXXIX, LLC                XXXVI, LLC                XXXVII, LLC               XXXVIII, LLC

SunAmerica Fund Assets,   SunAmerica Georgia        SunAmerica Life           SunAmerica Retirement     The Insurance Company of
LLC                       Investors III, LLC        Reinsurance Company       Markets, Inc.             the State of Pennsylvania

The United States Life    The United States Life    The Variable Annuity      The Variable Annuity      Travel Guard Americas LLC
Insurance Company in the  Insurance Company in the  Life Ins. S/A             Life Insurance Company
City of New York          City of NY

Travel Guard Group, Inc.  U G Corporation           United Guaranty Corp.     VALIC Financial           VALIC Retirement
                                                                              Advisors, Inc.            Services Company

Webatuck Corp.            Yellowwood Investments
                          LLC

50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

9. Capital and Surplus and Dividend Restrictions

A. Dividend Restrictions

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2018, as of December 31, 2017 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2017.

The Company paid the following dividends during 2016:

  2016                                                     State approval
----------                                              ----------------------
Date paid  Amount           Type of Dividend            Required    Obtained
---------- ------ ------------------------------------  --------  -------------
6/30/2016   $300                              Ordinary    No      Not Required
9/30/2016    300                              Ordinary    No      Not Required
            ----
Total       $600
            ====


B. Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2017 and 2016 represented or reduced by each item below is as follows:

                                                        As Adjusted*
     Years Ended December 31,                     2017      2016      2016
     ------------------------------------------- -----  ------------ -----
     Unrealized gains and losses (net of taxes)  $ 244     $  40     $  20
     Nonadmitted asset values                     (130)     (540)     (562)
     Provision for reinsurance                     (20)      (37)      (37)

* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2017 and 2016.

10.Contingencies

A. Legal Proceedings

In the normal course of business, AIG and our subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In our insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which our subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the

51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


establishment of our loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, our subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, we establish reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, we are unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that we have recorded in our financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on our financial position or results of operation.

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and our subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. We have cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B. Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2017, the Company may be called upon for additional capital investments of up to $797.

At December 31, 2017, the Company had $59 of outstanding commitments related to various funding obligations associated with investments in commercial mortgage loans.

D. Guarantees

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2017:

                                                     Policyholder                  Estimated  Policyholders'
                                  Date       Date    Obligations @ Invested Assets   Loss @      Surplus
Guaranteed Company               Issued   Terminated  12/31/2017    @ 12/31/2017   12/31/2017   12/31/2017
------------------------  ---- ---------- ---------- ------------- --------------- ---------- --------------
21st Century Advantage
  Insurance Company
  (f/k/a AIG Advantage
  Insurance Company )          12/15/1997  8/31/2009    $    --       $     27        $--        $    30
21st Century North
  America Insurance
  Company (f/k/a
  American International
  Insurance Company )           11/5/1997  8/31/2009         16            571         --            572
21st Century Pinnacle
  Insurance Company
  (f/k/a American
  International
  Insurance Company of
  New Jersey)                  12/15/1997  8/31/2009          2             41         --             43
21st Century Superior
  Insurance Company
  (f/k/a American
  International
  Insurance Company of
  California, Inc.)            12/15/1997  8/31/2009         --             29         --             31
AIG Edison Life
  Insurance Company
  (f/k/a GE Edison Life
  Insurance Company)            8/29/2003  3/31/2011      6,467         88,920         --          2,243
American General Life
  and Accident Insurance
  Company                   *    3/3/2003  9/30/2010      1,472        175,301         --          7,984
American General Life
  Insurance Company         *    3/3/2003 12/29/2006      8,020        175,301         --          7,984
American International
  Assurance Company
  (Australia) Limited
  ("AIA")                   **  11/1/2002 10/31/2010        443          1,799         --            574
Chartis Europe, S.A.
  (f/k/a AIG Europe,
  S.A.)                     *   9/15/1998 12/31/2012      4,709         13,551         --          4,278
AIG Seguros Mexico, S.A.
  de C.V. (f/k/a AIG
  Mexico Seguros
  Interamericana, S.A.
  de C.V.)                  *  12/15/1997  3/31/2015        250            151         --             94
Chartis UK (f/k/a
  Landmark Insurance
  Company, Limited (UK))    *    3/2/1998 11/30/2007        152         13,551         --          4,278
Farmers Insurance Hawaii
  (f/k/a AIG Hawaii
  Insurance Company,
  Inc.)                         11/5/1997  8/31/2009          1            100         --             95
Lloyd's Syndicate
  (1414) Ascot (Ascot
  Underwriting Holdings
  Ltd.)                         1/20/2005 10/31/2007         18            686         --            (14)
SunAmerica Annuity and
  Life Assurance Company
  (Anchor National Life
  Insurance Company)        *    1/4/1999 12/29/2006        919        175,301         --          7,984
SunAmerica Life
  Insurance Company         *    1/4/1999 12/29/2006      2,628        175,301         --          7,984
The United States Life
  Insurance Company in
  the City of New York           3/3/2003  4/30/2010      1,071         28,799         --          1,756
The Variable Annuity
  Life Insurance Company         3/3/2003 12/29/2006      4,583         80,724         --          2,800
                                                        -------       --------        ---        -------
Total                                                   $30,751       $930,153        $--        $48,715
                                                        =======       ========        ===        =======

*  Current affiliates
** AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

E. Joint and Several Liabilities

AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $26 and $33 of loss reserves in respect of such policies, as of December 31, 2017 and 2016, respectively. As of December 31, 2017, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $16.

Each Pool member is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


11.Other Significant Matters

A. Other Assets

As of December 31, 2017 and 2016, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

                Other admitted assets                 2017 2016
                ---------------------                 ---- ----
                Collateral on derivative liabilities  $  9 $ --
                Deposit accounting assets               13    8
                Guaranty funds receivable on deposit     9    8
                Loss funds on deposit                   54   46
                Other assets                           104   81
                                                      ---- ----
                Total other admitted assets           $189 $143
                                                      ==== ====

B. Other Liabilities

As of December 31, 2017 and 2016, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities                                                          2017  2016
-----------------                                                          ----  ----
Accrued retrospective premiums                                             $ 25  $ 20
Deferred commission earnings                                                 61    67
Deposit accounting liabilities                                               32    40
Paid loss clearing contra liability (loss reserve offset for paid claims)   (77)  (77)
Other accrued liabilities                                                   226   244
Remittances and items not allocated                                          10    10
Retroactive reinsurance reserves - ceded                                    (26)  (22)
Servicing carrier liability                                                   9     8
Statutory contingency reserve                                               105    66
                                                                           ----  ----
Total other liabilities                                                    $365  $356
                                                                           ====  ====

C. Other Income (Expense)

For the years ended December 31, 2017, 2016 and 2015, other income (expense) as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

       Other income (expense)                           2017  2016  2015
       ----------------------                           ----  ----  ----
       Equities and deposits in pools and associations  $  1  $  2  $ 14
       Fee income on deposit programs                      4     7     4
       Gain on sale of medical stop-loss business         91    --    --
       Interest expense on reinsurance program           (54)  (47)  (37)
       Other (expense) income                             (3)   18    14
                                                        ----  ----  ----
       Total other income (expense)                     $ 39  $(20) $ (5)
                                                        ====  ====  ====

54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


D. Non-Cash items

For the years ended December 31, 2017, 2016 and 2015, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

           Non-cash transactions                   2017   2016  2015
           ---------------------                  ------  ----  ----
           Capital contribution from parent:
              Pooling Restructure Transaction         --   700    --
              Securities                              --    --   125
              Receivable                              --    --   650
           Dividends to parent:
              Securities                              --  (600) (286)
           Funds Held:
              Premiums collected                    (313) (441)  (13)
              Benefit and loss related payments      229   244  (224)
              Interest                               (60)  (46)   --
              Commissions                            114   129   (64)
              Funds held                              30   114   301
           Intercompany Pooling Settlement:
              Securities received                    972   986   126
              Securities transferred              (1,337) (824) (776)
           Miscellaneous expense (income)
              Intercompany                            --    55    --
           Other:
              Securities*                             --   650    --

* 2015 Capital Contribution recorded as a receivable was settled in 2016 in the form of cash and securities.

E. Federal Home Loan Bank ("FHLB") Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $12 and $19 of stock in the FHLB at December 31, 2017 and 2016, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2017, the Company had an actual borrowing capacity of $1,099 based on qualified pledged collateral. At December 31, 2017, the Company had borrowings of $65 from the FHLB.

F. Insurance-Linked Securities

The Company is a ceding insurer in three catastrophe bond reinsurance transactions in force as of December 31, 2017 covering the Company's direct and assumed property exposures. The aggregate amount the Company may receive under these arrangements in the event of catastrophic events that exceed the related attachment points for each applicable bond is $184.

G. Sale of Medical Stop-loss and Organ Transplant Business

On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Pool. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5.

55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)


12. Subsequent Events

Subsequent events have been considered through April 20, 2018 for these Financial Statements issued on April 20, 2018.

Type I - Recognized Subsequent Events:

None

Type II - Nonrecognized Subsequent Events:

As of February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined
Pool) terminated and commuted certain existing reinsurance agreements with Eaglestone. The terminated and commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date.

At the same time, the Reinsureds ceded substantially all commuted business as detailed above through various loss portfolio transfer reinsurance agreements to DSA RE, a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. Additionally, at the same time, the Reinsureds also ceded to DSA RE additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of certain earmarked portfolio of assets owned by the Reinsureds.

Further, on the same date, the Reinsureds also entered into a novation agreement among themselves and Eaglestone (as original reinsurer) and DSA RE (as replacement reinsurer) whereby obligations on certain blocks of excess workers' compensation business previously ceded to Eaglestone were novated to DSA RE on a funds withheld basis with a similar interest rate that is based on total returns from earmarked portfolio of assets.

The total statutory book value of the ceded liabilities as of January 1, 2017 related to the business ceded and novated to DSA RE were $3,976 and $1,577 respectively. These ceded liabilities represent loss and LAE reserves, unearned premium reserves, and experience account liability balances.

56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2017 and 2016 and for years ended December 31, 2017, 2016 and 2015.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.

      - The Audited Consolidated Financial Statements of American General Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.

      - The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.



(b) Exhibits




(1)    Resolutions Establishing Separate Account.............................................. 4
(2)    Custody Agreements..................................................................... Not Applicable
(3)    (a)  Distribution Contract............................................................. 5
       (b)  Selling Agreement................................................................. 20
(4)    (a)  Polaris II A-Class
              (1) Group Annuity Certificate................................................... 6
              (2) Individual Annuity Contract................................................. 6
              (3) Group Annuity Certificate Endorsement....................................... 7
              (4) Individual Annuity Contract Endorsement..................................... 7
              (5) Death Benefit Endorsement................................................... 10
              (6) AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15).................... 28
       (b)  Polaris II A-Class Platinum Series
              (1) Annuity Contract............................................................ 14
              (2) Return of Purchase Payment Death Benefit Endorsement........................ 14
              (3) Purchase Payment Accumulation Death Benefit Endorsement..................... 14
              (4) Maximum Anniversary Value Death Benefit Endorsement......................... 14
              (5) Rights of Accumulation Endorsement.......................................... 14
              (6) Letter of Intent Endorsement................................................ 14
              (7) Guaranteed Minimum Withdrawal Benefit Endorsement........................... 14
              (8) AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                  Extension Endorsement (ASE-6215E (10/10))................................... 23
              (9) AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                  Extension Endorsement (Life) (ASE-6217E (10/10))............................ 23
             (10) AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
                  (ASE-6231E (10/10))......................................................... 22
             (11) Merger Endorsement.......................................................... 20
             (12) AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15).................... 28
(5)    Application for Contract
       (a)  Participant Enrollment Form....................................................... 2
       (b)  Deferred Annuity Application...................................................... 2
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991.............................................. 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American
            General Life Insurance Company, effective July 13, 1995........................... 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005... 11
(7)    Reinsurance Contract................................................................... Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement.................................. 19
       (b)  SunAmerica Series Trust Fund Participation Agreement.............................. 19
       (c)  Seasons Series Trust Fund Participation Agreement................................. 19
       (d)  American Funds Insurance Series Fund Participation Agreement...................... 9
       (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement. 16
       (f)  Lord Abbett Life Investment Trust Fund Participation Agreement.................... 9
       (g)  Van Kampen Life Investment Trust Fund Participation Agreement..................... 8



         (h)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation
              Agreement.................................................................. 17
         (i)  Letters of Consent to the Assignment of the Fund Participation Agreement... 20
(9)      (a)  Opinion of Counsel and Consent of Depositor................................ 21
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
              American Home
              Assurance Company.......................................................... 13
(10)     Consent......................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................... Not Applicable
(12)     Initial Capitalization Agreement................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney..........................................................
              (1) American General Life Insurance Company Directors...................... 25
              (2) American Home Assurance Company Directors.............................. 26
         (b)  General Guarantee Agreement by American Home Assurance Company............. 12
         (c)  Notice of Termination of Guarantee as Published in the Wall Street Journal
              on November 24,
              2006....................................................................... 15
         (d)  Notice of Termination of Support Agreement................................. 18
         (e)  Amended and Restated Unconditional Capital Maintenance Agreement between
              American
              International Group, Inc. and American General Life Insurance Company...... 24
         (f)  Specimen Agreement and Plan of Merger...................................... 20
         (g)  CMA Termination Agreement.................................................. 27


--------

-

1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03589, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

5 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

6 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999, Accession No. 0000950148-99-001968.

7 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession
  No. 0000950148-99-002190.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03589, filed on October 25, 2001, Accession No. 0000950148-01-502065.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

10 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004,
  Accession No. 0000950148-04-000753.

11 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

12 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005,
  Accession No. 0000950129-05-008801.

13 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

14 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
  No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

15 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
  No. 31, File Nos. 333-65965 and 811-09003, filed on December 12, 2006,
  Accession No. 0000950124-06-007495.

16 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

17 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

18 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

20 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

-

21 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185807 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014475.

22 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.

23 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185791 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002967.

24 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 2, File Nos. 333-185797 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004618.


25 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 17, File Nos. 333-185762 and 811-03859, filed on April 27, 2018.



26 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185797 and 811-03859, filed on April 30, 2018.


27 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185807 and 811-09003, filed on April 30, 2015,
  Accession No. 0001193125-15-161319.

28 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016,
  Accession No. 0001193125-16-568551.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Todd P. Solash(1)                                  President, Individual Retirement
Don W. Cummings(3)                                 Senior Vice President and Controller
Kevin K. DePeugh(4)                                Senior Vice President and Chief Information Security Officer
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Life, Disability and Health Products
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-18-000022, filed on February 16, 2018. Exhibit 21 is incorporated herein by reference.



-

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2018, the number of Polaris II A-Class and Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 9,995 of which 2,393 were qualified contracts and 7,602 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                           POSITION
------------------------------ -------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Chief Financial Officer, Chief Operation Officer, Controller, Vice
                               President and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   T. Clay Spires(2)           Vice President, Tax Officer
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS


GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.


Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company.



Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 26th day of April, 2018.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  CRAIG A. ANDERSON

                                          -------------------------------------

                                          CRAIG A. ANDERSON

                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 26, 2018
------------------------------                      Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 26, 2018
------------------------------                              Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 26, 2018
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 26, 2018
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 26, 2018
------------------------------                            Retirement
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 26, 2018
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 26, 2018
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 26, 2018
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 26, 2018
------------------------------
JONATHAN J. NOVAK

------------------------------         Director, President, Life, Disability and Health
RODNEY E. RISHEL

*DON W. CUMMINGS                             Senior Vice President and Controller            April 26, 2018
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 26, 2018
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 26, 2018
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of April, 2018.



                                       AMERICAN HOME ASSURANCE COMPANY



                                       BY: /s/  ERJA JACKSON

                                          -------------------------------------

                                          ERJA JACKSON

                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                  SIGNATURE                                            TITLE                                DATE
--------------------------------------------   ----------------------------------------------------   ---------------
*CAROL G. BARTON                                                     Director                         April 26, 2018
------------------------------
CAROL G. BARTON

*ALEXANDER R. BAUGH                             Director, President, CEO and Chairman of the Board    April 26, 2018
------------------------------                                     of Directors
ALEXANDER R. BAUGH

*THOMAS A. BOLT                                                      Director                         April 26, 2018
------------------------------
THOMAS A. BOLT

*JAMES BRACKEN                                           Director, Chief Financial Officer            April 26, 2018
------------------------------
JAMES BRACKEN

*CHARLES A. FRY                                                      Director                         April 26, 2018
------------------------------
CHARLES A. FRY

*GAURAV GARG                                                         Director                         April 26, 2018
------------------------------
GAURAV GARG

*STEPHEN J. GRABEK                                                   Director                         April 26, 2018
------------------------------
STEPHEN J. GRABEK

*CINDY L. LAUNER                                                     Director                         April 26, 2018
------------------------------
CINDY L. LAUNER

*RALPH W. MUCERINO                                                   Director                         April 26, 2018
------------------------------
RALPH W. MUCERINO

*ALESSANDREA C. QUANE                                                Director                         April 26, 2018
------------------------------
ALESSANDREA C. QUANE

*AMY E. STERN                                                        Director                         April 26, 2018
------------------------------
AMY E. STERN

*GEORGE R. STRATTS                                                   Director                         April 26, 2018
------------------------------
GEORGE R. STRATTS

*MADHAV A. TADIKONDA                                                 Director                         April 26, 2018
------------------------------
MADHAV A. TADIKONDA

*BY:    /s/  ERJA JACKSON                                                                             April 26, 2018
   --------------------------
   ERJA JACKSON
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



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                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
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(10)            Consent